UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Neil Wolfson
                              1100 N. Market Street
                              Wilmington, DE 19890
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


WILMINGTON FUNDS -- MONEY MARKET FUNDS | Prime Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
  (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                  MOODY'S/S&P     PRINCIPAL
                                                  RATINGS(1)       AMOUNT          VALUE
                                                  -----------   ------------   --------------
CORPORATE BONDS -- 2.6%
     Berkshire Hathaway Finance Corp.,
       3.13%, 05/16/08                             P-1, AAA     $100,000,000   $  100,027,732
CERTIFICATES OF DEPOSIT -- 49.2%
   FOREIGN BANKS, FOREIGN CENTERS -- 3.2%
     ABN-Amro Bank, 3.85%, 04/22/08                P-1, A-1+     125,000,000      125,000,722
                                                                               --------------

   FOREIGN BANKS, U.S BRANCHES -- 37.6%
     Bank of Montreal, Chicago, 5.09%, 04/18/08    P-1, A-1      100,000,000      100,000,000
     Barclays Bank PLC, NY, 2.75%, 06/18/08        P-1, A-1+     100,000,000      100,000,000
     Bayerische Landesbank, 3.88%, 04/17/08        P-1, A-1      100,000,000      100,000,000
     BNP Paribas, NY, 3.00%, 07/09/08*             P-1, A-1+      61,100,000       61,305,139
     BNP Paribas, NY, 4.60%, 04/02/08*             P-1, A-1+      97,000,000       97,000,869
     Calyon, 4.43%, 04/07/08                       P-1, A-1+     100,000,000      100,000,000
     Canadian Imperial Bank, NY, 3.70%,
       07/18/08                                    P-1, A-1      100,000,000      100,000,000
     Credite Suisse First Boston, NY, 3.25%,
       06/16/08*                                   P-1, A-1+      50,000,000       50,217,841
     Dexia Credit, NY, 3.06%, 05/27/08             P-1, A-1+     100,000,000      100,000,000
     Fortis Bank, NY, 3.25%, 04/29/08              P-1, A-1      125,000,000      125,000,000
     Landesbank Hessen-Thuringen, NY, 3.00%,
       06/05/08                                    P-1, A-1      100,000,000      100,000,000
     Natixis Banques Populaires, NY, 3.05%,
       05/22/08                                    P-1, A-+      100,000,000      100,000,000
     Royal Bank of Scotland, PLC, NY, 3.75%,
       07/22/08                                    P-1, A-1+     100,000,000      100,000,000
     Svenska Handelsbanken, NY, 3.00%,
       05/15/08                                    P-1, A-1+     125,000,000      125,000,000
     UBS AG Stamford, CT, 2.90%, 09/05/08          P-1, A-1+     100,000,000      100,000,000
                                                                               --------------
                                                                                1,458,523,849
                                                                               --------------
   U.S. BANKS, U.S. BRANCHES -- 8.4%
     Citibank NA Group, Inc., 3.01%,
       05/21/08                                    P-1, A-1+     125,000,000      125,000,000
     Marshall & Ilsley Bank, 2.88%,
       06/09/08                                    P-1, A-1      100,000,000      100,000,000
     Regions Bank, 4.13%, 08/11/08                 P-1, A-1      100,000,000      100,000,000
                                                                               --------------
                                                                                  325,000,000
                                                                               --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,908,524,571)                          1,908,524,571
                                                                               --------------
COMMERCIAL PAPER -- 28.4%
   BANKS -- 20.5%
     Bank of America Corp., 2.76%, 05/01/08*       P-1, A-1+     123,800,000      123,516,292
     Bank of Scotland, 3.07%, 05/22/08*            P-1, A-1+     100,000,000       99,567,917
     Depfa Bank PLC, 3.09%, 05/06/08*              P-1, A-+      100,000,000       99,701,528
     Lloyds Bank PLC, NY, 3.01%, 05/30/08*         P-1, A-1+     125,000,000      124,387,465
     Natexis Banques Populaires, NY, 2.97%,
       07/07/08*                                   P-1, A-1+      25,000,000       24,799,937
     Rabobank USA Finance, 2.41%, 04/17/08*        P-1, A-1+     125,000,000      124,866,111
     Societe Generale, 2.75%, 06/18/08*            P-1, A-1+     100,000,000       99,408,500
     Unicredito Italiano, NY, 3.08%, 06/02/08*     P-1, A-1      100,000,000       99,474,722
                                                                                 ------------
                                                                                  795,722,472
                                                                                 ------------
   FINANCE & INSURANCE -- 7.9%
     CIT Group, Inc., 3.58%, 06/03/08*             P-2, A-2      100,000,000       99,378,750
     General Electric Capital Corp., 2.63%,
       07/10/08*                                   P-1, A-1+     125,000,000      124,093,750

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS | Prime Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                  MOODY'S/S&P     PRINCIPAL
                                                  RATINGS(1)       AMOUNT          VALUE
                                                  -----------   ------------   --------------
     HSBC USA, Inc., 3.12%, 04/22/08*              P-1, A-1+    $ 84,000,000     $ 83,848,100
                                                                               --------------
                                                                                  307,320,600
                                                                               --------------
   TOTAL COMMERCIAL PAPER (COST $1,103,043,072)                                 1,103,043,072
                                                                               --------------
U.S. AGENCY OBLIGATIONS -- 1.3%
   FEDERAL HOME LOAN BANKS NOTES -- 1.3%
     Federal Home Loan Banks Notes, 2.35%,
       03/27/09                                                   50,000,000       50,000,000
                                                                               --------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $50,000,000)                                50,000,000
                                                                               --------------

REPURCHASE AGREEMENTS -- 18.4%
     With Goldman Sachs Group, Inc.: at 2.72%,
       dated 03/31/08, to be repurchased on
       04/01/08, repurchase price $357,456,506
       (collaterized by various Federal National
       Mortgage Association Notes, ranging in
       par value $4,718,307-$47,854,242, 5.00%-
       6.00%, 05/01/23-03/01/38, and various
       Federal Home Loan Mortgage Corporation
       Notes, ranging in par value $18,570,000-
       $27,447,514, 4.50%-6.00%, 12/01/25-03/01/38;
       with a total market value $368,152,385)                   357,429,500      357,429,500
     With Paine Webber: at 2.50%, dated 03/31/08,
       to be repurchased on 04/01/08, repurchase
       price $356,024,722 (collateralized by various
       Federal Home Loan Mortgage Corporation Notes,
       ranging in par value $125,000-$18,469,999,
       adjustable coupon rates, 04/01/24-01/01/38;
       with a total market value $366,682,172)                   356,000,000      356,000,000
                                                                               --------------


   TOTAL REPURCHASE AGREEMENTS (COST $713,429,500)                                713,429,500
                                                                               --------------
TOTAL INVESTMENTS -- 99.9% (Cost $3,875,024,875)+                              $3,875,024,875
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                       3,626,222
                                                                               --------------
NET ASSETS -- 100.0%                                                           $3,878,651,097
                                                                               ==============

(1)  The ratings shown are unaudited.
*    The interest rate shown is the yield as of the time of purchase.
+    Cost for federal income tax purposes.
PLC  -- Public Limited Company

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / U.S. Government Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2008 (UNAUDITED)
  (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------  --------------

 U.S. AGENCY OBLIGATIONS -- 34.3%
  FEDERAL FARM CREDIT BANKS -- 4.7%
   Federal Farm Credit Banks, 2.45%, 06/02/08(1)   $ 65,000,000  $   64,727,975
                                                                 --------------
  FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 3.7%
   Federal Home Loan Banks Discount Notes, 4.07%,
     04/09/08(1)                                     50,000,000      49,955,222
                                                                 --------------
  FEDERAL HOME LOAN BANKS NOTES -- 14.7%
   Federal Home Loan Banks Notes, 4.24%,
     11/28/08(1)                                      5,100,000       5,107,359
   Federal Home Loan Banks Notes, 3.51%,
     01/16/09(1)                                     20,700,000      20,703,519
   Federal Home Loan Banks Notes, 3.00%, 02/04/09    25,000,000      25,000,000
   Federal Home Loan Banks Notes, 2.90%, 03/05/09    65,000,000      64,999,630
   Federal Home Loan Banks Notes, 2.35%, 03/27/09*   85,000,000      85,000,000
                                                                 --------------
                                                                    200,810,508
                                                                 --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 2.2%
   Federal Home Loan Mortgage Corporation
     Discount Notes, 4.01%, 04/07/08(1)              18,300,000      18,287,876
   Federal Home Loan Mortgage Corporation
     Discount Notes, 4.20%, 04/14/08(1)              12,462,000      12,443,370
                                                                 --------------
                                                                     30,731,246
                                                                 --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 5.8%
   Federal Home Loan Mortgage Corporation
     Notes, 4.06%, 04/21/08(1)                        7,880,000       7,877,466
   Federal Home Loan Mortgage Corporation
     Notes, 4.37%, 01/16/09                          25,000,000      25,000,000
   Federal Home Loan Mortgage Corporation
     Notes, 3.47%, 01/22/09(1)                       47,125,000      47,133,562
                                                                 --------------
                                                                     80,011,028
                                                                 --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTE -- 1.6%
   Federal National Mortgage Association
     Discount Note, 4.20%, 04/30/08(1)               21,455,000      21,383,620
                                                                 --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 1.6%
   Federal National Mortgage Association
     Notes, 4.65%, 06/15/08(1)                       11,534,000      11,484,451
   Federal National Mortgage Association
     Notes, 4.63%, 08/15/08(1)                       10,558,000      10,505,188
                                                                 --------------
                                                                     21,989,639
                                                                 --------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $469,609,238)                 469,609,238
                                                                 --------------
 REPURCHASE AGREEMENTS -- 65.9%
   With Bank of America Corp.: at 2.40%,
     dated 03/31/08, to be repurchased on
     04/01/08, repurchase price $300,020,000
     (collaterized by Federal Home Loan Mortgage
     Corporation Note, par value $248,523,082,
     5.50%, 06/01/35 and Federal National Mortgage
     Association Note, par value $186,037,107,
     5.00%, 06/01/35; with a total market value
     $309,000,000)                                  300,000,000     300,000,000
   With Goldman Sachs Group, Inc.: at 2.72%,
     dated 03/31/08, to be repurchased on
     04/01/08, repurchase price $302,471,252
     (collaterized by various Federal National
     Mortgage Association Notes ranging in par
     value $9,529,631-$94,941,662, 5.00%-6.00%,
     10/01/22-01/01/38 and Federal Home Loan
     Mortgage Corporation Note, par value
     $21,818,611, 6.00%, 01/01/38; with a
     total market value $311,521,852)               302,448,400     302,448,400
                                                                 --------------
   With Paine Webber: at 2.50%, dated 03/31/08,
     to be repurchased on 04/01/08, repurchase
     price $300,020,833 (collaterized by various
     Federal Home Loan Mortgage Corporation
     Notes, ranging in par value $2,265,000-
     $28,029,036, adjustable coupon rates,
     06/01/32-04/01/37; with a total market
     value $309,002,017)                            300,000,000  $  300,000,000
                                                                 --------------
  TOTAL REPURCHASE AGREEMENTS (COST $902,448,400)                   902,448,400
                                                                 --------------
 TOTAL INVESTMENTS -- 100.2% (Cost $1,372,057,638)+              $1,372,057,638
 LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%                     (2,140,911)
                                                                 --------------
 NET ASSETS -- 100.0%                                            $1,369,916,727
                                                                 ==============

(1)  The interest rate shown is the yield as of the time of purchase.

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS | U.S. Government Money Market Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2008. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for federal income tax purposes.


     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS | Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
  (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                 RATINGS(1)            AMOUNT                VALUE
                                                                -----------          -----------          ------------

MUNICIPAL BONDS -- 99.9%
 ALABAMA -- 2.0%
  Columbia, AL - Ind. Dev. Board PCRB VRDB Ref.
   Bonds (Alabama Power Co. Proj.), Ser. 1995C,
   1.45%, 04/01/08*                                             VMIG-1, A-1          $   300,000          $    300,000
  Mobile Ind. Dev. Board PCRB VRDB Ref. Bonds
   (Alabama Power Co. Proj.), Ser. 1994, 1.30%,
   04/01/08*                                                    VMIG-1, A-1            7,000,000             7,000,000
  Town of Parrish, AL Ind. Dev. Board PCRB VRDB
   Ref. Bonds (Alabama Power Co. Proj.), Ser.
  1994A, 1.30%, 04/01/08*                                         NR, A-1              3,000,000             3,000,000
                                                                                                          ------------
                                                                                                            10,300,000
                                                                                                          ------------
 ALASKA -- 0.3%
  Valdez, AK Marine Terminal VRDB Rev. Ref. (BP
   Pipelines, Inc. Project) Ser. 2003A, 1.25%,
  04/01/08*                                                     VMIG-1, A-1+           1,400,000             1,400,000
                                                                                                          ------------
 COLORADO -- 0.7%
  County of Pitkin, CO Ind. Dev. VRDB Rev. Ref.
   Bonds (Aspen Skiing Co. Proj.) LOC JPMorgan
  Chase, Ser. A, 1.30%, 04/01/08*                                NR, A-1+              3,800,000             3,800,000
                                                                                                          ------------
 DELAWARE -- 2.0%
  Delaware Economic Dev. Auth. VRDB (St. Andrews
   School Proj.), Ser. 2003, 2.10%, 04/03/08*                   VMIG-1, A-1+          10,100,000            10,100,000
                                                                                                          ------------
 FLORIDA -- 5.6%
  Alachua County, FL Health Fac. Auth. VRDB Rev.
   Bonds (Shands Teaching Hospital & Clinic, Inc.
   Rev Loan Program Installment), LOC Sun Trust
   Bank Ser. 2002 A, 1.25%, 04/01/08*                           VMIG-1, NR             6,700,000             6,700,000
  City of Jacksonville, (Florida Power & Light Co.
   Proj.), 2.84%, 04/04/08                                       P-1, A-1              6,700,000             6,700,000
  Manatee County, FL PCRB VRDB (Florida Power &
   Light Company Proj.), Ser. 1994, 1.25%,
   04/01/08*                                                    VMIG-1, A-1            2,000,000             2,000,000
  Orange County Ind. Dev. Auth. VRDB, LOC Bank of
   America, 2.10%, 04/03/08*                                      NR, NR               3,405,000             3,405,000
  Orange County Ind. Dev. Auth. VRDB, LOC SunTrust
   Bank, 1.25%, 04/01/08*                                        NR, A-1+              3,000,000             3,000,000
  Orange County, FL Housing Fin. Auth.
   Multi-Family Housing VDRB Ref. Rev. Bonds
   (Post Fountains at Lee Vista Project), FNMA
   Gtd., Ser. 1997E, 2.20%, 04/07/08*                            NR, A-1+              4,235,000             4,235,000
  St. Lucie County, FL PCRB VRDB (Florida Power &
   Light Co. Project), Ser. 2000, 1.27%, 04/01/08*              VMIG-1, A-1            2,500,000             2,500,000
                                                                                                          ------------
                                                                                                            28,540,000
                                                                                                          ------------
 GEORGIA -- 8.3%
  Appling County Dev. Auth. Reb. VRDB Ref. Bonds
   (Georgia Power Co.), 1.25%, 04/01/08*                        VMIG-1, A-1            1,900,000             1,900,000
  Burke County, GA Dev. Auth. Pollution Control
   VRDB (Georgia Power Co.), 1.25%, 04/01/08*                    P-1, A-1              3,000,000             3,000,000
  Burke County, GA Dev. Auth. Pollution Control
   VRDB (Georgia Power Co.), Ser. 1992, 1.25%,
   04/01/08*                                                    VMIG-1, A-1            1,000,000             1,000,000
  City of Atlanta, GA TECP, 2.95%, 09/15/08                      P-1, A-1+             6,195,000             6,195,000
  Clayton County, GA Hosp. Auth. Rev. Ant. Cert.
   VRDB (Southern Regional Medical Center Proj.),
   LOC SunTrust Bank, Ser. 1998B, 2.09%, 04/07/08*                Aa1, NR              3,570,000             3,570,000
  Cobb County Dev. Auth. VRDB Ref. Bonds
   (Institute of Nuclear Power Operations
   Project), LOC SunTrust Bank, 2.09%, 04/02/08*                  Aa2, NR                900,000               900,000
  Cobb County, GA Dev. Auth. Poll. Cntrl. VRDB
   Rev. Bonds (Georgia Power Co. Proj.), 1.25%,
   04/01/08*                                                    VMIG-1, NR             1,730,000             1,730,000

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS | Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
 INVESTMENT | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                 RATINGS(1)            AMOUNT                VALUE
                                                                -----------          -----------          ------------
  Columbus, GA Hosp. Auth. Rev. VRDB (St. Francis
   Hospital, Inc. Proj.), LOC SunTrust Bank, Ser.
   1997, 2.09%, 04/07/08*                                       VMIG-1, NR           $ 1,200,000          $  1,200,000
  Columbus, GA Hosp. Auth. Rev. VRDB (St. Francis
   Hospital, Inc. Proj.), LOC SunTrust Bank, Ser.
   2000, 2.09%, 04/07/08*                                       VMIG-1, NR             3,500,000             3,500,000
  Floyd County, GA Dev. Auth. Rev. VRDB (Berry
   College, Inc. Proj.), LOC Sun Trust Bank, Ser.
   1999, 2.09%, 04/07/08*                                         Aa2, NR              3,000,000             3,000,000
  Fulton County, GA Dev. Auth. Rev. VRDB
   (Arthritis Foundation, Inc. Proj.), LOC
    SunTrust Bank, Ser. 1996, 2.09%, 04/07/08*                  VMIG-1, NR               700,000               700,000
  Fulton County, GA Dev. Auth. Rev. VRDB (Trinity
   School, Inc. Proj.), LOC SunTrust Bank, Ser.
   2000, 2.09%, 04/07/08*                                       VMIG-1, NR             5,700,000             5,700,000
  Gwinnett County, GA Dev. Auth. Rev. VRDB,
   (Wesleyan School, Inc. Proj.), LOC SunTrust
   Bank, Ser. 1999, 2.09%, 04/07/08*                              Aa2, NR              4,500,000             4,500,000
  Heard County, GA PCRB VRDB (Georgia Power Co.
   Plant Wansley Proj.), Ser. 1996, 1.30%,
   04/01/08*                                                    VMIG-1, A-1            2,000,000             2,000,000
  Putnam County Dev. Auth. GA PCR VRDB (Georgia
   Power Co.), 1.25%, 04/01/08*                                   NR, A-1              3,525,000             3,525,000
                                                                                                          ------------
                                                                                                            42,420,000
                                                                                                          ------------
 ILLINOIS -- 7.2%
  Illinois Dev. Fin. Auth. Rev. VRDB (Goodman
   Theatre Proj.), LOC Banc One N.A./Northern
   Trust, Ser. 1999, 3.50%, 04/07/08*                            NR, A-1+             13,400,000            13,400,000
  Illinois Dev. Fin. Auth. Rev. VRDB (Radiological
   Society Proj.), LOC JPMorgan Chase, Ser.1997,
   3.60%, 04/07/08*                                              NR, A-1+              1,670,000             1,670,000
  Illinois Educ. Fac. Auth. Rev. VRDB (ACI /
   Cultural Pooled Financing Proj.), LOC Bank of
   America Ser. 1998, 2.10%, 04/07/08*                           NR, A-1+              6,325,000             6,325,000
  Illinois Educ. Fac. Auth., TECP, 2.00%, 06/05/08               NR, A-1+             10,000,000            10,000,000
  Illinois Health Fac Auth. (Evanston Hospital
   Corp.), Ser. 1998, 1.10%, 06/05/08                           VMIG-1, A-1+           5,200,000             5,200,000
  Illinois Health Fac. Auth. VRDB (Revolving Fund
   Pooled Prog.), Ser. 1985, 3.50%, 04/02/08*                   VMIG-1, A-1+             600,000               600,000
                                                                                                          ------------
                                                                                                            37,195,000
                                                                                                          ------------
 INDIANA -- 0.3%
  Marion, IN Economic VRDB (Wesleyan University),
   LOC Bank of America, 2.10%, 04/03/08*                        VMIG-1, NR             1,450,000             1,450,000
                                                                                                          ------------
 KANSAS -- 1.0%
  Wamego, KS PCRB VRDB (Utilicorp United, Inc.
   Proj.), LOC Citibank NA, Ser. 1996, 2.25%,
   04/07/08*                                                     P-1, A-1+             5,000,000             5,000,000
                                                                                                          ------------
 MARYLAND -- 2.3%
  Howard County, MD Pub. Improvmts TECP, 2.30%,
   04/04/08                                                      P-1, A-1+             3,000,000             3,000,000
  Montgomery County, MD Ind. Dev. Auth. TECP,
   2.25%, 05/05/08                                               P-1, A-1+             9,000,000             9,000,000
                                                                                                          ------------
                                                                                                            12,000,000
                                                                                                          ------------
 MASSACHUSETTS -- 2.7%
  Massachusetts State Gen. Oblig. Ltd. VRDB,
   Ser. A, 1.25%, 04/01/08*                                     VMIG-1, A-1+           4,045,000             4,045,000


      The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENT | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                 RATINGS(1)            AMOUNT                VALUE
                                                                -----------          -----------          ------------
  Massachusetts State Heatlh & Educ. Fac. TECP
   (Harvard University), 1.40%, 05/21/08                         P-1, A-1+           $10,000,000          $ 10,000,000
                                                                                                          ------------
                                                                                                            14,045,000
                                                                                                          ------------
 MICHIGAN -- 2.2%
  Michigan Strategic Fund VRDB (Detroit Symphony
   Proj.), 1.30%, 04/01/08*                                      NR, A-1+              1,300,000             1,300,000
  Regents of the Univ. of Michigan Hosp. Rev.
   Bonds, VRDB Ser. 2005A, 1.25%, 04/01/08*                     VMIG-1, A-1+           5,940,000             5,940,000
  Univ. of Michigan Hosp. VRDB Rev. Ref. Bonds,
   1.25%, 04/01/08*                                             VMIG-1, A-1+           3,100,000             3,100,000
  Univ. of Michigan VRDB (Hospital Rev. Bonds),
   Ser. 2007 A, 1.45%, 04/01/08*                                VMIG-1, A-1+             700,000               700,000
                                                                                                          ------------
                                                                                                            11,040,000
                                                                                                          ------------
 MINNESOTA -- 4.9%
  Regents of Univ. of MN, 2.75%, 04/04/08                        P-1, A-1+            18,400,000            18,400,000
  Regents of Univ. of MN, 2.15%, 04/09/08                        P-1, A-1+             7,000,000             7,000,000
                                                                                                          ------------

                                                                                                            25,400,000
                                                                                                          ------------
 MISSISSIPPI -- 1.6%
  Jackson County, MS Port Fac. VRDB (Chevron
   U.S.A., Inc. Proj.), Ser.1993, 1.15%, 04/01/08*               P-1, A-1+             8,055,000             8,055,000
                                                                                                          ------------
 MISSOURI -- 2.5%
  Missouri Health & Educ. Fac. Auth. VRDB (Barnes
   Hospital Proj.), LOC JPMorgan Chase, 2.15%,
   04/02/08*                                                    VMIG-1, A-1+           5,900,000             5,900,000
  Missouri Health & Educ. Fac. Auth. VRDB (BJC
   Health Systems), Ser. 2005B, 1.30%, 04/01/08*                VMIG-1, A-1+           3,860,000             3,860,000
  Missouri Health & Educ. Fac. Auth. VRDB
   (Washington Univ. Proj.), Ser. 1996A, 1.28%,
   04/01/08*                                                    VMIG 1, A-1+           2,000,000             2,000,000
  Missouri Health & Educ. Fac. Auth. VRDB
   (Washington Univ. Proj.), Ser. 1996B, 1.28%,
   04/01/08*                                                    VMIG-1, A-1+             800,000               800,000
  Missouri Health & Educ. Fac. Auth. VRDB
   (Washington Univ. Proj.), Series 1984, 2.05%,
   04/02/08*                                                    VMG-1, A-1+              500,000               500,000
                                                                                                          ------------
                                                                                                            13,060,000
                                                                                                          ------------
 MONTANA -- 1.4%
  Forsyth County, MT PCRB VRDB Ref. Rev. Bonds
   (PacifiCorp Proj.) LOC BNP Paribas, Ser. 1988,
   1.45%, 04/01/08*                                              P-1, A-1+             7,000,000             7,000,000
                                                                                                          ------------
 NEVADA -- 3.6%
  Clark County, NV TECP, 2.30%, 05/08/08                         P-1, A-1+             2,500,000             2,500,000
  Las Vegas Valley Water Dist., NV Gen. Oblig.
   Water TECP, 2.25%, 05/22/08                                   P-1, A-1+            16,000,000            16,000,000
                                                                                                          ------------
                                                                                                            18,500,000
                                                                                                          ------------
 NEW HAMPSHIRE -- 1.9%
  New Hampshire Health & Educ. Fac. Auth. VRDB
   Rev. Bonds (Dartmouth College Issue)
   Ser. 2007 B, 1.45%, 04/01/08*                                VMIG-1, A-1+           4,050,000             4,050,000
  New Hampshire Health & Educ. Fac. VRDB Rev.
   Bonds (Darthmouth College Issue) Ser. 2007A,
   1.45%, 04/01/08*                                             VMIG-1, A-1+           5,450,000             5,450,000
                                                                                                          ------------
                                                                                                             9,500,000
                                                                                                          ------------
 NEW MEXICO -- 0.3%
  Hurley, NM PCRB VRDB Rev. Bonds (BP Corp.
   Proj.), Ser. 1985, 1.25%, 04/01/08*                           P-1, A-1+             1,600,000             1,600,000


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS | Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
 INVESTMENT | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                 RATINGS(1)            AMOUNT                VALUE
                                                                -----------          -----------          ------------
 NEW YORK -- 1.7%
  City of New York, NY Transitional Fin. Auth.
   VRDB Fiscal 2003, Sub-Ser. 2F, 1.22%, 04/01/08*              VMIG-1, A-1+         $ 1,035,000          $  1,035,000
  City of New York, NY VRDB, LOC Bank of New York,
   Sub-Ser. H-3, 1.80%, 04/02/08*                               VMIG-1, A-1+           7,700,000             7,700,000
                                                                                                          ------------
                                                                                                             8,735,000
                                                                                                          ------------
 NORTH CAROLINA -- 1.6%
  Board of Governors of Univ. of NC TECP, 1.90%,
   06/09/08                                                      P-1, A-1+             8,000,000             8,000,000
                                                                                                          ------------
 NORTH DAKOTA -- 0.5%
  Grand Forks, ND Health Care Fac. VRDB Rev. Bonds
   (The United Hosp. Obligated Group Proj.), LOC
   LaSalle National Bank, Ser. 1992B, 1.20%,
   04/01/08*                                                    VMGI-1, NR             2,365,000             2,365,000
                                                                                                          ------------
 OKLAHOMA -- 0.8%
  Tulsa County, OK Ind. Auth. VRDB (Montereau in
   Warren Woods Proj.), LOC BNP Paribas, Ser.
   2002A, 1.25%, 04/01/08*                                       NR, A-1+              4,310,000             4,310,000
                                                                                                          ------------
 PENNSYLVANIA -- 0.8%
  Beaver County, PA Ind. Dev. Auth. PCRB VRDB
   (Atlantic Richfield Co. Proj.), Ser. 1995,
   2.00%, 04/07/08*                                             VMIG-1, A-1+           4,200,000             4,200,000
                                                                                                          ------------
 SOUTH CAROLINA -- 3.3%
  Berkeley Cnty, SC PCRB VRDB Fac. Rev. Ref. Bonds
   (Amoco Chem. Co. Proj.), 1.25%, 04/01/08*                    VMIG-1, A-1+           3,600,000             3,600,000
  South Carolina State Pub. Serv. Auth. TECP,
   1.95%, 05/20/08                                               P-1, A-1+             8,045,000             8,045,000
  South Carolina State Pub. Serv. Auth. TECP,
   2.20%, 06/11/08                                               P-1, A-1+             5,300,000             5,300,000
                                                                                                          ------------
                                                                                                            16,945,000
                                                                                                          ------------
 TENNESSEE -- 9.1%
  Clarksville, TN Pub. Bldg. Auth. Rev. VRDB
   (Tennessee Municipal Bond Fund Proj.), LOC
   Bank of America, Ser. 1984, 2.10%, 04/07/08*                  NR, A-1+              1,545,000             1,545,000
  Clarksville, TN Pub. Bldg. Auth. Rev. VRDB
   (Tennessee Municipal Bond Fund Proj.), LOC
   Bank of America, Ser. 1995, 2.10%, 04/07/08*                  NR, A-1+                700,000               700,000
  Clarksville, TN Pub. Bldg. Auth. Rev. VRDB
   (Tennessee Municipal Bond Fund Proj.), LOC
   Bank of America, Ser. 2001, 1.15%, 04/01/08*                 VMIG-1, NR             4,200,000             4,200,000
  Metropolitan Govt. of Nashville & Davidson, TN
   Health & Educ. Fac. Board CP Notes, Vanderbilt
   University, 2.20%, 06/04/08                                   P-1, A-1+            10,130,000            10,130,000
  Metropolitan Govt. of Nashville & Davidson, TN
   Health & Educ. Fac. Board CP Notes, Vanderbilt
   University, 1.95%, 06/06/08                                   P-1, A-1+             8,500,000             8,500,000
  Montgomery County, TN Pub. Bldg. Auth. VRDB
   (Tenn. County Local Pool) LOC Bank of America,
   Series 2002, 1.15%, 04/01/08*                                VMIG-1, NR             3,750,000             3,750,000
  Montgomery County, TN Pub. Bldg. Auth. VRDB
   (Tenn. County Local Pool), LOC Bank of
   America, Series 2006, 1.15%, 04/01/08*                       VMIG-1, NR             7,500,000             7,500,000
  Tennesse State School Board Auth., TECP, 0.70%,
   04/07/08                                                      P-1, A-1+             5,000,000             5,000,000



      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS | Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
 INVESTMENT | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                 RATINGS(1)            AMOUNT                VALUE
                                                                -----------          -----------          ------------
  Tennesse State School Board Auth., TECP, 2.75%,
   04/09/08                                                      P-1, A-1+           $ 5,500,000          $  5,500,000
                                                                                                          ------------
                                                                                                            46,825,000
                                                                                                          ------------
 TEXAS -- 21.2%
  Bear County, TX Gen. Oblig., 1.55%, 06/12/08                   P-1, A-1+            14,000,000            14,000,000
  Board of Regents of Univ. of Texas A&M
   University System TECP, 1.05%, 06/06/08                       P-1, A-1+            13,700,000            13,700,000
  Board of Regents of Univ. of Texas A&M
   University System TECP, 2.82%, 06/06/08                       P-1, A-1+             5,040,000             5,040,000
  City of Brownsville, TX TECP, 1.70%, 06/03/08                  P-1, A-1+             3,150,000             3,150,000
  City of San Antonio, TX Electric TECP, 1.20%,
   05/21/08                                                      P-1, A-1+             4,200,000             4,200,000
  City of San Antonio, TX Electric TECP, 2.25%,
   05/22/08                                                      P-1, A-1+             5,000,000             5,000,000
  Harris County, Health Fac. Dev. Corp. Rev. VRDB
   (YMCA Greater Houston Area)++, 1.30%, 04/01/08*              VMIG-1, NR             7,000,000             7,000,000
  Harris County, TX Flood Control Dist., TECP,
   2.25%, 04/07/08                                                P-1, NR              1,530,000             1,530,000
  Harris County, TX Flood Control Dist., TECP,
   1.10%, 06/12/08                                                P-1, NR              7,900,000             7,900,000
  Harris County, TX Gen. Oblig. TECP, 2.20%,
   06/11/08                                                      P-1, A-1+             1,850,000             1,850,000
  Harris County, TX Health Fac. Dev. Corp. VRDB
   (St. Luke's Episcopal Hosp. Proj.), Ser.
   2001B, 1.30%, 04/01/08*                                      VMIG-1, A-1+           4,510,000             4,510,000
  Harris County, TX TECP, 2.20%, 06/11/08                        P-1, A-1+             3,320,000             3,320,000
  Harris County, TX TECP, 2.05%, 07/08/08                        P-1, A-1+             6,145,000             6,145,000
  Port Arthur Navigation Dist. of Jefferson
   County, TX PCRB VRDB (Texaco, Inc. Proj.),
   Ser. 1994, 1.15%, 04/01/08*                                  VMIG-1, A-1+          10,740,000            10,740,000
  State of Texas Pub. Fin. Auth., TECP, 0.70%,
   04/07/08                                                      P-1, A-1+             6,000,000             6,000,000
  State of Texas Pub. Fin. Auth., TECP, 1.40%,
   07/10/08                                                      P-1, A-1+             4,300,000             4,300,000
  West Side Calhoun County, TX VRDB Dev. Corp.
   PCRB Ser. 1985 (Sohio Chemical Co. Proj.),
   1.30%, 04/01/08*                                              NR, A-1+             10,500,000            10,500,000
                                                                                                          ------------
                                                                                                           108,885,000
                                                                                                          ------------
 UTAH -- 2.4%
  Murray City, UT VRDB (IHC Health Services, Inc.)
   Ser. 2005A, 1.30%, 04/01/08*                                 VMIG-1, A-1+           2,665,000             2,665,000
  Murray City, UT VRDB (IHC Health Services, Inc.)
   Ser. 2005C, 2.15%, 04/03/08*                                 VMIG-1, A-1+           9,800,000             9,800,000
                                                                                                          ------------
                                                                                                            12,465,000
                                                                                                          ------------
 VIRGINIA -- 2.1%
  Madison County, VA Ind. Dev. Auth. VRDB Ref.
   Bonds, 1.25%, 04/01/08*                                      VMIG-1, NR             7,950,000             7,950,000
  Virginia College Building Auth. Educ. Fac. VRDB
   Rev. Bonds (Universtiy of Richmond Proj.) Ser.
   2006, 1.35%, 04/01/08*                                       VMIG-1, NR             3,000,000             3,000,000
                                                                                                          ------------
                                                                                                            10,950,000
                                                                                                          ------------
 WASHINGTON -- 1.7%
  Washington Health Care Fac. Auth. Lease Rev.
   VRDB (National Healthcare Research & Educ.
   Proj.), LOC BNP Paribas, 3.65%, 04/07/08*                    VMIG-1, NR             3,900,000             3,900,000
  Washington State Hous. Fin. Comm. Rev VRDB
   (Eastside Catholic School), LOC Key Bank NA,
   Ser. A, 2.25%, 04/07/08*                                     VMIG-1, NR             5,000,000             5,000,000
                                                                                                          ------------
                                                                                                             8,900,000
                                                                                                          ------------
 WISCONSIN -- 1.4%
  State of Wisconsin Gen. Oblig. TECP, 2.85%,
   06/05/08                                                      P-1, A-1+             6,951,000             6,951,000

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS | Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
 INVESTMENT | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                 RATINGS(1)            AMOUNT                VALUE
                                                                -----------          -----------          ------------
 WYOMING -- 2.5%
  Sweetwater County, WY PCRB TECP (PacifiCorp
   Proj.) LOC Barclays, 1.90%, 06/04/08                          P-1, A-1+           $10,975,000          $ 10,975,000
  Sweetwater County, WY PCRB VRDB Rev. Bonds
   (PacifiCorp Proj.), LOC Barclays Bank, Ser.
   1988B, 1.45%, 04/01/08*                                       P-1, A-1+             2,000,000             2,000,000
                                                                                                          ------------

                                                                                                            12,975,000
                                                                                                          ------------
  TOTAL MUNICIPAL BONDS (COST $512,911,000)                                                                512,911,000
                                                                                                          ------------



                                                                                       SHARES
                                                                                     -----------
 MONEY MARKET MUTUAL FUNDS -- 0.1%
  BlackRock Liquidity Funds MuniFund Portfolio -
   Institutional Series                                                                  220,180               220,180
                                                                                                          ------------
  TOTAL MONEY MARKET MUTUAL FUNDS (COST $220,180)                                                              220,180
                                                                                                          ------------

 TOTAL INVESTMENTS -- 100.0% (Cost $513,131,180)+                                                         $513,131,180
 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                                                 130,250
                                                                                                          ------------
 NET ASSETS -- 100.0%                                                                                     $513,261,430
                                                                                                          ============

(1)  Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
*    Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2008. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
++   Non-income producing security.
+    Cost for Federal income tax purposes.
LOC  -- Letter of Credit
MBIA -- Municipal Bond Insurance Association
PCRB -- Pollution Control Revenue Bonds
TECP -- Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode
VRDB -- Variable Rate Demand Bonds

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS | Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
  (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                  RATINGS+             AMOUNT               VALUE
                                                                -----------          -----------          ------------
CORPORATE BONDS -- 31.3%
 FINANCIALS -- 9.3%
  AIG Sunamerica Global Financing 144A, 5.85%,
   08/01/08@                                                     Aa2, AA+            $ 1,400,000          $  1,406,684
  Bank of America Corp., 7.80%, 02/15/10                          Aa2, AA                525,000               561,223
  Bank One Corp., 8.00%, 04/29/27                                 Aa3, A+                265,000               299,293
  Capital One Corp., 6.70%, 05/15/08                              A2, A-               1,315,000             1,315,606
  CIT Group, Inc., 7.63%, 11/30/12                                A3, A-               2,000,000             1,662,270
  First Union Corp., 7.57%, 08/01/26                              A1, A+                 175,000               199,364
  General Electric Capital Corp., 4.88%, 10/21/10                Aaa, AAA                875,000               909,351
  Goldman Sachs Group, Inc., 6.65%, 05/15/09                     Aa3, AA-                525,000               538,823
  Household Finance Corp., 6.38%, 11/27/12                       Aa3, AA-                875,000               886,221
  Lehman Brothers Holdings, Inc., 4.25%, 01/27/10                 A1, A+                 905,000               873,047
  Lehman Brothers Holdings, Inc., 4.50%, 07/26/10                 A1, A+               1,000,000               956,441
  MBNA America, 4.63%, 08/03/09                                  Aaa, AA+              1,465,000             1,484,334
  Morgan Stanley, 4.75%, 04/01/14                                 A1, A+               1,750,000             1,624,493
  SLM Corp., 4.50%, 07/26/10                                    Baa2, BBB-               900,000               738,468
  Swiss Bank Corp., 7.38%, 06/15/17                               Aa2, A+                700,000               787,990
  Wells Fargo Financial, Inc., 5.50%, 08/01/12                   Aa1, AA+                615,000               642,151
                                                                                                          ------------
                                                                                                            14,885,759
                                                                                                          ------------
 INDUSTRIALS -- 12.5%
  Alcoa, Inc., 5.72%, 02/23/19                                  Baa1, BBB+             1,100,000             1,076,413
  Cisco Systems, Inc., 5.50%, 02/22/16                            A1, A+                 800,000               827,686
  CSX Corp., 7.90%, 05/01/17                                    Baa3, BBB-               685,000               758,348
  DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08               A3, A-               1,050,000             1,050,387
  Donnelley (R.R.) & Sons, 3.75%, 04/01/09                      Baa2, BBB+             1,165,000             1,153,409
  Ford Motor Credit Co., 7.88%, 06/15/10                           B1, B               1,350,000             1,177,115
  General Electric Co., 5.00%, 02/01/13                          Aaa, AAA                875,000               906,345
  Ingersoll-Rand, 6.02%, 02/15/28                                A3, BBB+              2,015,000             2,184,220
  International Business Machines Corp., 4.75%,
   11/29/12                                                       A1, A+                 875,000               905,589
  International Lease Finance Corp., 5.13%,
   11/01/10                                                       A1, AA-                660,000               658,565
  Johnson & Johnson, 3.80%, 05/15/13                             Aaa, AAA                660,000               674,471
  Kraft Foods, Inc., 4.13%, 11/12/09                            Baa2, BBB+             1,110,000             1,112,080
  Merck & Co., Inc., 4.38%, 02/15/13                             Aa3, AA-                700,000               718,566
  Royal Caribbean Cruises, 7.00%, 06/15/13                       Ba1, BB+              1,200,000             1,122,146
  Safeway, Inc., 6.50%, 11/15/08                                 Baa2, BBB               875,000               887,828
  Schering-Plough Corp., 5.55%, 12/01/13                         Baa1, A-                875,000               903,717
  Time Warner Entertainment, 8.88%, 10/01/12                    Baa2, BBB+             1,185,000             1,321,519
  Time Warner Entertainment, 8.38%, 03/15/23                    Baa2, BBB+               175,000               193,918
  Transocean, Inc., 5.25%, 03/15/13                             Baa2, BBB+               750,000               766,415
  Tyco Electronics Group SA 144A, 6.00%, 10/01/12@               Baa1, BBB             1,150,000             1,178,681
  Waste Management, Inc., 6.50%, 11/15/08                        Baa3, BBB               401,000               408,975
                                                                                                          ------------
                                                                                                            19,986,393
                                                                                                          ------------
 TELECOMMUNICATION SERVICES -- 5.2%
  AT&T Broadband Corp., 8.38%, 03/15/13                         Baa2, BBB+             1,765,000             1,960,617
  Embarq Corp., 6.74%, 06/01/13                                 Baa3, BBB-             1,150,000             1,112,051
  Oracle Corp., 5.00%, 01/15/11                                    A2, A                 790,000               810,423
  SBC Communications, Inc., 5.10%, 09/15/14                        A2, A                 875,000               869,286
  Sprint Capital Corp., 6.13%, 11/15/08                          Baa3, BBB             1,140,000             1,131,450
  Verizon Communications, Inc., 6.70%, 09/01/09                    A3, A                 525,000               544,413
  Verizon Global Funding Corp., 7.25%, 12/01/10                    A3, A               1,750,000             1,879,458
                                                                                                          ------------
                                                                                                             8,307,698
                                                                                                          ------------
 UTILITIES -- 4.3%
  Alabama Power Co., 5.20%, 01/15/16                               A2, A                 850,000               853,710
  CMS Energy Corp., 6.55%, 07/17/17                              Ba1, BB+                625,000               604,701
  Consumers Energy Co., 4.25%, 04/15/08                          Baa1, BBB               265,000               264,999
  Devon Energy Corp., 6.88%, 09/30/11                            Baa1, BBB               965,000             1,053,280
  Duke Energy Corp., 4.20%, 10/01/08                               A2, A                 960,000               963,375

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS | Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                  RATINGS+             AMOUNT               VALUE
                                                                -----------          -----------          ------------
  Oklahoma Gas & Electric, 6.65%, 07/15/27                       A2, BBB+            $   440,000          $    455,350
  Pacific Gas & Electric, 4.20%, 03/01/11                        A3, BBB+                875,000               878,591
  Southern California Edison Corp., 5.00%, 01/15/16                A2, A                 654,000               661,095
  Valero Energy Corp., 4.75%, 04/01/14                           Baa3, BBB             1,095,000             1,101,781
                                                                                                          ------------
                                                                                                             6,836,882
                                                                                                          ------------
 TOTAL CORPORATE BONDS (COST $49,817,091)                                                                   50,016,732
                                                                                                          ------------
 ASSET-BACKED SECURITIES -- 0.1%
  Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%,
   10/07/18                                                      Aaa, AAA                156,130               156,024
                                                                                                          ------------
  TOTAL ASSET-BACKED SECURITIES (COST $156,130)                                                                156,024
                                                                                                          ------------


                                                                                     PRINCIPAL
                                                                                       AMOUNT                VALUE
                                                                                     -----------          ------------
MORTGAGE-BACKED SECURITIES -- 6.2%
  Federal Home Loan Mortgage Corporation Notes, 6.00%, 01/15/29                      $ 1,100,000          $  1,134,377
  Federal Home Loan Mortgage Corporation Notes, 6.00%, 04/01/37                          873,333               896,372
  Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%, 09/15/15                   7,633                 7,798
  Federal Home Loan Mortgage Corporation Notes, Gold, 4.50%, 04/01/20                    439,178               437,402
  Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%,
   01/01/13                                                                               46,705                48,330
  Federal Home Loan Mortgage Corporation Notes, PC Gold COMB 30, 6.00%,
   09/01/36                                                                              532,054               546,245
  Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%,
   11/01/35                                                                              264,137               274,473
  Federal Home Loan Mortgage Corporation Notes, Pool M80842, 3.50%,
   08/01/10                                                                            1,883,858             1,884,372
  Federal National Mortgage Association Notes, 6.00%, 12/01/27                           960,770               987,782
  Federal National Mortgage Association Notes, 5.00%, 11/25/35                           993,635               955,808
  Federal National Mortgage Association Notes, 15 Yr. Pool 254833, 4.50%,
   08/01/18                                                                              195,712               195,609
  Federal National Mortgage Association Notes, 15 Yr. Pool 629603, 5.50%,
   02/01/17                                                                              214,625               220,299
  Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35               308,119               306,111
  Federal National Mortgage Association Notes, Pool, 5.00%, 02/01/27                     839,552               841,019
  Federal National Mortgage Association Notes, Pool, 6.00%, 06/01/27                     457,628               470,494
  Federal National Mortgage Association Notes, Pool, 3.97%, 05/01/33++                   241,899               241,210
  Federal National Mortgage Association Notes, Pool, 5.50%, 12/01/35                     382,066               386,053
  Federal National Mortgage Association Notes, Pool 688996, 8.00%,
   11/01/24                                                                               58,918                64,059
                                                                                                          ------------
 TOTAL MORTGAGE-BACKED SECURITIES (COST $9,729,100)                                                          9,897,813
                                                                                                          ------------
U.S. AGENCY OBLIGATIONS -- 39.1%
 FEDERAL HOME LOAN BANKS NOTES -- 14.6%
  Federal Home Loan Banks Notes, 2.44%, 03/09/09                                         263,000               263,397
  Federal Home Loan Banks Notes, 4.75%, 04/24/09                                       9,000,000             9,233,550
  Federal Home Loan Banks Notes, 4.38%, 03/17/10                                       1,225,000             1,275,175
  Federal Home Loan Banks Notes, 4.88%, 11/18/11                                       6,195,000             6,624,301
  Federal Home Loan Banks Notes, 4.50%, 09/16/13                                       1,200,000             1,263,022
  Federal Home Loan Banks Notes, 5.50%, 08/13/14                                       2,000,000             2,212,010
  Federal Home Loan Banks Notes, 4.88%, 05/17/17                                       2,250,000             2,390,283
                                                                                                          ------------
                                                                                                            23,261,738
                                                                                                          ------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 10.8%
  Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08                        1,625,000             1,650,265
  Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09                          875,000               896,924
  Federal Home Loan Mortgage Corporation Notes, 6.63%, 09/15/09                        1,400,000             1,486,981
  Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10                        3,300,000             3,642,141
  Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11                          615,000               669,356
  Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15                        1,315,000             1,360,479
  Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16                        6,500,000             7,061,463

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS | Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                  RATINGS+             AMOUNT               VALUE
                                                                -----------          -----------          ------------
  Federal Home Loan Mortgage Corporation Notes,
   5.00%, 11/01/33                                                                   $   493,154          $    489,731
                                                                                                          ------------
                                                                                                            17,257,340
                                                                                                          ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 13.7%
  Federal National Mortgage Association Notes, 6.63%, 09/15/09                         2,190,000             2,326,063
  Federal National Mortgage Association Notes, 4.75%, 03/12/10                         2,795,000             2,924,811
  Federal National Mortgage Association Notes, 6.63%, 11/15/10                         3,300,000             3,639,953
  Federal National Mortgage Association Notes, 5.50%, 03/15/11                         2,405,000             2,587,818
  Federal National Mortgage Association Notes, 4.63%, 10/15/13                         1,515,000             1,606,262
  Federal National Mortgage Association Notes, 4.13%, 04/15/14                         4,985,000             5,151,145
  Federal National Mortgage Association Notes, 5.00%, 05/11/17                         3,500,000             3,739,456
                                                                                                          ------------
                                                                                                            21,975,508
                                                                                                          ------------
 TOTAL U.S. AGENCY OBLIGATIONS (COST $59,014,937)                                                           62,494,586
                                                                                                          ------------
U.S. TREASURY OBLIGATIONS -- 16.0%
  U.S. Treasury Notes, 4.25%, 10/15/10                                                   875,000               931,875
  U.S. Treasury Notes, 4.75%, 03/31/11                                                 3,280,000             3,558,800
  U.S. Treasury Notes, 5.00%, 08/15/11                                                 1,905,000             2,095,352
  U.S. Treasury Notes, 4.50%, 09/30/11                                                 2,000,000             2,167,500
  U.S. Treasury Notes, 4.88%, 02/15/12                                                 1,770,000             1,952,393
  U.S. Treasury Notes, 4.25%, 11/15/13(1)                                                985,000             1,074,881
  U.S. Treasury Notes, 4.25%, 11/15/14(1)                                              1,300,000             1,421,469
  U.S. Treasury Notes, 4.13%, 05/15/15                                                 7,920,000             8,561,647
  U.S. Treasury Notes, 4.50%, 02/15/16(1)                                              2,000,000             2,201,562
  U.S. Treasury Notes, 4.75%, 08/15/17                                                 1,500,000             1,659,609
                                                                                                          ------------
                                                                                                            25,625,088
                                                                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $23,819,626)                                                          25,625,088
                                                                                                          ------------
COMMERCIAL PAPER -- 7.2%
  American Express Corp., 2.25%, 04/01/08                        P-1, A-1+             8,000,000             8,000,000
  GE Capital Corp., 2.20%, 04/01/08                              P-1, A-1+             3,569,065             3,569,065
                                                                                                          ------------
  TOTAL COMMERCIAL PAPER (COST $11,569,065)                                                                 11,569,065
                                                                                                          ------------


 SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES -- 1.3%
                                                                                       SHARES
                                                                                     -----------
   Institutional Money Market Trust (Cost $2,044,000)                                  2,044,000             2,044,000
                                                                                                          ------------
 TOTAL INVESTMENTS -- 101.2% (Cost $156,149,949)(3)                                                       $161,803,308(2)
 LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2)%                                                            (1,874,535)
                                                                                                          ------------
 NET ASSETS -- 100.0%                                                                                     $159,928,773
                                                                                                          ============

+    The ratings shown are unaudited.
++   Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2008.
@    Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under
     Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other
     "accredited investors". Unless otherwise indicated security is considered liquid.
(1)  Security partially or fully on loan.
(2)  At March 31, 2008 the market value of securities on loan for the Short/Intermediate Bond Fund was $2,017,974.
(3)  The cost for Federal income tax purposes is $156,149,949. At March 31, 2008 net unrealized appreciation was
     $5,653,359. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,652,840, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $999,481.

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS | Broad Market Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
  (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                  RATINGS+             AMOUNT               VALUE
                                                                -----------          -----------          ------------
CORPORATE BONDS -- 46.4%
 FINANCIALS -- 18.6%
  AIG Sunamerica Global Financing 144A, 5.85%,
   08/01/08@                                                     Aa2, AA+            $   900,000          $    904,297
  Bank of America Corp., 7.80%, 02/15/10                          Aa2, AA                350,000               374,149
  Bank One Corp., 8.00%, 04/29/27                                 Aa3, A+                425,000               479,999
  Capital One Corp., 6.70%, 05/15/08                              A2, A-                 750,000               750,346
  CIT Group, Inc., 7.63%, 11/30/12                                A3, A-                 900,000               748,021
  Citigroup, Inc., 5.63%, 08/27/12                               Aa3, AA-                800,000               792,079
  First Union Corp., 7.57%, 08/01/26                              A1, A+                 591,000               673,280
  General Electric Capital Corp., 4.88%, 10/21/10                Aaa, AAA                900,000               935,332
  Goldman Sachs Group, Inc., 6.65%, 05/15/09                     Aa3, AA-              2,125,000             2,180,951
  Lehman Brothers Holdings, Inc., 4.25%, 01/27/10                 A1, A+                 595,000               573,992
  Lehman Brothers Holdings, Inc., 4.50%, 07/26/10                 A1, A+                 500,000               478,221
  MBNA America, 4.63%, 08/03/09                                  Aaa, AA+                900,000               911,877
  Morgan Stanley, 4.75%, 04/01/14                                 A1, A+               1,000,000               928,282
  SLM Corp., 4.50%, 07/26/10                                    Baa2, BBB-               300,000               246,156
  Swiss Bank Corp., 7.38%, 06/15/17                              Aa1, AA-              1,400,000             1,575,980
                                                                                                          ------------

                                                                                                            12,552,962
                                                                                                          ------------
 INDUSTRIALS -- 13.6%
  Alcoa, Inc., 5.72%, 02/23/19                                   A2, BBB+                550,000               538,206
  CSX Corp., 7.90%, 05/01/17                                    Baa3, BBB-             1,414,000             1,565,408
  DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08              A3, BBB+                600,000               600,221
  Donnelley (R.R.) & Sons, 3.75%, 04/01/09                      Baa2, BBB+               800,000               792,041
  Ford Motor Credit Co., 7.88%, 06/15/10                           B1, B                 400,000               348,775
  General Electric Co., 5.00%, 02/01/13                          Aaa, AAA                700,000               725,076
  Ingersoll-Rand, 6.02%, 02/15/28                                A3, BBB+                900,000               975,582
  Kraft Foods, Inc., 4.13%, 11/12/09                            Baa2, BBB+               650,000               651,218
  Kraft Foods, Inc., 5.25%, 10/01/13                            Baa2, BBB+               400,000               399,994
  Merck & Co., Inc., 4.38%, 02/15/13                             Aa3, AA-                325,000               333,620
  Royal Caribbean Cruises, 7.00%, 06/15/13                       Ba1, BB+                300,000               280,537
  Time Warner Entertainment, 8.88%, 10/01/12                    Baa2, BBB+               300,000               334,562
  Time Warner Entertainment, 8.38%, 03/15/23                    Baa2, BBB+               900,000               997,291
  Transocean, Inc., 5.25%, 03/15/13                             Baa2, BBB+               250,000               255,472
  Tyco Electronics Group SA 144A, 6.00%, 10/01/12@               Baa1, BBB               400,000               409,976
                                                                                                          ------------
                                                                                                             9,207,979
                                                                                                          ------------
 TELECOMMUNICATION SERVICES -- 5.8%
  AT&T Broadband Corp., 8.38%, 03/15/13                         Baa2, BBB+               896,000               995,305
  Embarq Corp., 6.74%, 06/01/13                                 Baa3, BBB-               450,000               435,150
  Sprint Capital Corp., 6.13%, 11/15/08                          Baa3, BBB             1,000,000               992,500
  Verizon Global Funding Corp., 7.25%, 12/01/10                    A3, A               1,400,000             1,503,566
                                                                                                          ------------
                                                                                                             3,926,521
                                                                                                          ------------
 UTILITIES -- 8.4%
  CMS Energy Corp., 6.55%, 07/17/17                              Ba1, BB+                300,000               290,257
  Devon Energy Corp., 6.88%, 09/30/11                            Baa1, BBB               200,000               218,296
  Duke Energy Corp., 4.20%, 10/01/08                               A2, A                 610,000               612,144
  Marathon Oil Corp., 6.80%, 03/15/32                           Baa1, BBB+             1,700,000             1,786,962
  Nevada Power Co., 8.25%, 06/01/11                              Baa3, BB+             1,000,000             1,079,645
  Oklahoma Gas & Electric, 6.65%, 07/15/27                       A2, BBB+                565,000               584,711
  Pacific Gas & Electric, 4.20%, 03/01/11                        A3, BBB+                450,000               451,847

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS | Broad Market Bond Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                  RATINGS+             AMOUNT               VALUE
                                                                -----------          -----------          ------------
  Valero Energy Corp., 4.75%, 04/01/14                           Baa3, BBB           $   635,000          $    638,932
                                                                                                          ------------
                                                                                                             5,662,794
                                                                                                          ------------
 TOTAL CORPORATE BONDS (COST $30,911,594)                                                                   31,350,256
                                                                                                          ------------
 ASSET-BACKED SECURITIES -- 0.1%
  Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%,
   10/07/18                                                      Aaa, AAA                 78,065                78,012
                                                                                                          ------------
 TOTAL ASSET-BACKED SECURITIES (COST $78,065)                                                                   78,012
                                                                                                          ------------
 MORTGAGE-BACKED SECURITIES -- 6.3%
  Federal Home Loan Mortgage Corporation Notes, 6.00%, 01/15/29                          700,000               721,877
  Federal Home Loan Mortgage Corporation Notes, 7 Yr. Balloon, 4.50%,
   11/01/10                                                                              392,741               399,802
  Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%,
   01/01/13                                                                               28,218                29,199
  Federal Home Loan Mortgage Corporation Notes, PC Gold COMB 30, 6.00%,
   09/01/36                                                                              304,031               312,140
  Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%,
   11/01/35                                                                              163,223               169,611
  Federal Home Loan Mortgage Corporation Notes, Pool M80842, 3.50%,
   08/01/10                                                                              164,609               164,654
  Federal National Mortgage Association Notes, 6.50%, 11/01/36                           383,209               397,239
  Federal National Mortgage Association Notes, 15 Yr. Pool 254833, 4.50%,
   08/01/18                                                                              146,784               146,706
  Federal National Mortgage Association Notes, 15 Yr. Pool 629603, 5.50%,
   02/01/17                                                                              128,775               132,180
  Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35               142,209               141,282
  Federal National Mortgage Association Notes, Pool, 5.00%, 02/01/27                     419,776               420,509
  Federal National Mortgage Association Notes, Pool, 6.00%, 06/01/27                     366,102               376,395
  Federal National Mortgage Association Notes, Pool, 5.50%, 12/01/35                     379,033               382,989
  Federal National Mortgage Association Notes, Pool 838891, 6.00%,
   07/01/35                                                                              464,481               476,655
                                                                                                          ------------
 TOTAL MORTGAGE-BACKED SECURITIES (COST $4,188,249)                                                          4,271,238
                                                                                                          ------------
U.S. TREASURY OBLIGATIONS -- 19.9%
 U.S. TREASURY BONDS -- 9.9%
  U.S. Treasury Bonds, 7.50%, 11/15/16                                                   300,000               391,875
  U.S. Treasury Bonds, 8.88%, 02/15/19                                                 1,130,000             1,642,737
  U.S. Treasury Bonds, 7.13%, 02/15/23                                                   525,000               695,666
  U.S. Treasury Bonds, 6.00%, 02/15/26                                                   800,000               969,000
  U.S. Treasury Bonds, 6.38%, 08/15/27                                                   450,000               572,625
  U.S. Treasury Bonds, 5.25%, 02/15/29                                                   925,000             1,042,576
  U.S. Treasury Bonds, 6.25%, 05/15/30                                                   500,000               639,141
  U.S. Treasury Bonds, 5.38%, 02/15/31                                                   630,000               728,634
                                                                                                          ------------
                                                                                                             6,682,254
                                                                                                          ------------
 U.S. TREASURY NOTES -- 10.0%
  U.S. Treasury Notes, 4.75%, 03/31/11                                                   750,000               813,750
  U.S. Treasury Notes, 5.00%, 08/15/11                                                   175,000               192,486
  U.S. Treasury Notes, 4.88%, 02/15/12                                                 1,615,000             1,781,421
  U.S. Treasury Notes, 4.25%, 11/15/13(1)                                                300,000               327,375
  U.S. Treasury Notes, 4.25%, 11/15/14(1)                                                800,000               874,750
  U.S. Treasury Notes, 4.13%, 05/15/15                                                 1,270,000             1,372,890
  U.S. Treasury Notes, 4.50%, 02/15/16                                                   500,000               550,391
  U.S. Treasury Notes, 4.75%, 08/15/17                                                   800,000               885,125
                                                                                                          ------------
                                                                                                             6,798,188
                                                                                                          ------------
 TOTAL U.S. TREASURY OBLIGATIONS (COST $11,906,894)                                                         13,480,442
                                                                                                          ------------

U.S. AGENCY OBLIGATIONS -- 21.2%
 FEDERAL HOME LOAN BANKS NOTES -- 7.8%
  Federal Home Loan Banks Notes, 4.75%, 04/24/09                                       1,100,000             1,128,545
  Federal Home Loan Banks Notes, 4.88%, 11/18/11                                         600,000               641,579

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS | Broad Market Bond Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                  RATINGS+             AMOUNT               VALUE
                                                                -----------          -----------          ------------
  Federal Home Loan Banks Notes, 5.75%, 05/15/12                                     $ 1,185,000          $  1,307,674
  Federal Home Loan Banks Notes, 4.50%, 11/15/12                                         400,000               422,023
  Federal Home Loan Banks Notes, 4.50%, 09/16/13                                         300,000               315,755
  Federal Home Loan Banks Notes, 5.25%, 06/18/14                                         800,000               873,294
  Federal Home Loan Banks Notes, 5.50%, 08/13/14                                         500,000               553,002
                                                                                                          ------------
                                                                                                             5,241,872
                                                                                                          ------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 5.3%
  Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/08                          500,000               517,293
  Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09                          500,000               512,528
  Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10                        1,000,000             1,103,679
  Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16                          900,000               977,741
  Federal Home Loan Mortgage Corporation Notes, 5.00%, 11/01/33                          493,154               489,731
                                                                                                          ------------
                                                                                                             3,600,972
                                                                                                          ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 8.1%
  Federal National Mortgage Association Notes, 6.63%, 09/15/09                         1,000,000             1,062,129
  Federal National Mortgage Association Notes, 4.75%, 03/12/10                         1,495,000             1,564,434
  Federal National Mortgage Association Notes, 6.63%, 11/15/10                         1,000,000             1,103,016
  Federal National Mortgage Association Notes, 5.00%, 05/11/17                         1,000,000             1,068,416
  Federal National Mortgage Association Notes, 6.25%, 05/15/29                           585,000               689,664
                                                                                                          ------------
                                                                                                             5,487,659
                                                                                                          ------------
 TOTAL U.S. AGENCY OBLIGATIONS (COST $13,516,782)                                                           14,330,503
                                                                                                          ------------

 COMMERCIAL PAPER -- 4.0%
  American Express Corp., 2.25%, 04/01/08                        P-1, A-1+             2,693,364             2,693,364
                                                                                                          ------------
 TOTAL COMMERCIAL PAPER (COST $2,693,364)                                                                    2,693,364
                                                                                                          ------------


                                                                                        SHARES               VALUE
                                                                                     -----------          ------------
PREFERRED STOCK -- 0.4%
 FINANCIALS -- 0.4%
  Wachovia Capital Trust IX, 6.375%                                                       12,000               256,080
                                                                                                          ------------
 TOTAL PREFERRED STOCK (COST $300,000)                                                                         256,080
                                                                                                          ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES -- 1.8%
   Institutional Money Market Trust (Cost $1,236,375)                                  1,236,375             1,236,375
                                                                                                          ------------

 TOTAL INVESTMENTS -- 100.1% (Cost $64,831,323)(2)                                                        $ 67,696,270(3)
 LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                                               (77,653)
                                                                                                          ------------
 NET ASSETS -- 100.0%                                                                                     $ 67,618,617
                                                                                                          ============

+    The ratings shown are unaudited.
@    Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.
(1)  Security partially or fully on loan.
(2)  The cost for Federal income tax purposes is $64,835,764. At March 31, 2008 net unrealized appreciation was
     $2,860,506. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,413,032, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $552,526.
(3)  At March 31, 2008, the market value of securities on loan for the Broad Market Bond Fund was $1,220,157.

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS | Municipal Bond Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                  RATINGS+              AMOUNT               VALUE
                                                                -----------          -----------          ------------
MUNICIPAL BONDS -- 100.8%
 ALABAMA -- 8.8%
  Alabama 21st Century Auth. Tobacco Settlement
   Rev. Bonds, 5.10%, 12/01/09                                   Baa1, A-            $   500,000          $    509,615
  Alabama 21st Century Auth. Tobacco Settlement
   Rev. Bonds, 5.75%, 12/01/17                                   Baa1, A-                465,000               483,544
  Alabama Housing Fin. Auth. Single Family Mtge.
   Rev. Bonds, Ser. A-1, 5.00%, 10/01/14                          Aaa, NR                125,000               125,035
  Alabama State Brd. of Edu. Calhoun Community
   College Rev. Bonds, (AMBAC), 5.00%, 05/01/15                   Aaa, NR                500,000               534,845
  Alabama Water Poll. Cntrl. Auth. Rev. Bonds,
   Ser. B, (AMBAC), 4.50%, 08/15/10                              Aaa, AAA                250,000               253,383
  Birmingham, AL Apartment Auth. Rev. Bond Ref.-
   Amt, (AMBAC), 5.00%, 07/01/12(2)                              Aaa, AAA              2,370,000             2,461,529
  Jefferson County, AL Sewer Rev. Bonds, (FSA),
   5.25%, 02/01/11                                               Aaa, AAA                250,000               249,720
  Mobile, AL Industrial Development Board VRDB,
   4.75%, 06/01/34*                                                A2, A                 500,000               505,205
  Mobile, AL Industrial Development Board VRDB,
   5.00%, 06/01/34*                                                A2, A               5,000,000             5,088,100
  Trussville, AL Gen. Oblig. Ltd. Bonds, (MBIA),
   4.60%, 10/01/13                                                Aaa, NR                165,000               172,628
  Univ. of Alabama at Birmingham Hospital Rev.
   Bonds, Ser. A, 5.00%, 09/01/15                                 A1, A+                 500,000               523,610
                                                                                                          ------------
                                                                                                            10,907,214
                                                                                                          ------------
 ARIZONA -- 2.1%
  Greenlee County, AZ School Dist. Gen. Oblig.
   Unltd. Bonds, 5.00%, 07/01/09                                 Baa3, NR                175,000               178,654
  Greenlee County, AZ School Dist. Gen. Oblig.
   Unltd. Bonds, 5.00%, 07/01/10                                 Baa3, NR                150,000               156,292
  Greenlee County, AZ School Dist. Gen. Oblig.
   Unltd. Bonds, 5.00%, 07/01/13                                 Baa3, NR                200,000               211,498
  Salt River Proj., AZ Agric. Imp. & Power Dist.
   Rev. Bonds, Ser. A, 5.25%, 01/01/20                            Aa1, AA              1,000,000             1,053,770
  Tucson, AZ Certificate Participation Bonds,
   Public Improvements, Ser. A, (MBIA), 5.00%,
   07/01/21                                                      Aaa, AAA              1,000,000             1,048,800
                                                                                                          ------------
                                                                                                             2,649,014
                                                                                                          ------------
 CALIFORNIA -- 10.2%
  ABAG Fin. Auth. for Nonprofit Coros, California
   Rev. Bonds (Windemere Ranch Financing Prog.),
   Ser. A, (CIFG), 5.00%, 09/02/20                                A1, A+               1,340,000             1,353,976
  ABAG Fin. Auth. for Nonprofit Coros, California
   Rev. Bonds (Windemere Ranch Financing Prog.),
   Ser. A, (CIFG), 5.00%, 09/02/21                                A1, A+               3,660,000             3,668,015
  California Infrastructure & Economic Dev. Rev.
   Bonds, 5.00%, 10/01/18                                         Aa2, AA                365,000               388,053
  California State Public Works Brd. Ref. Rev.
   Bonds,  Ser. D, (MBIA), 5.25%, 10/01/11                       Aaa, AAA                150,000               162,412
  California State School Imps. Ref. Gen. Oblig.
   Bonds, 5.25%, 02/01/14                                         A1, A+                 585,000               630,507
  Compton, CA Certificate Participation Ref.
   Bonds, Ser. A, (Civic Center & Cap. Imp.),
   5.50%, 09/01/15                                                NR, A-                 535,000               546,235
  Glendale, CA Univ. School Dist. Gen. Oblig.
   Bonds, Ser. C, (FSA), 5.50%, 09/01/15                         Aaa, AAA                125,000               130,269
  Lancaster, CA Redev. Agency Tax Allocation Ref.
   Bonds, (XCLA), 5.25%, 12/01/20                                  A3, A                 400,000               415,676
  Los Angeles, CA Community Schools Dist. Ref.
   Ser. A, 5.00%, 07/01/19                                       Aa3, AA-              2,000,000             2,118,140
  Palm Desert, CA Fin. Auth. (MBIA), 5.00%, 04/01/25             Aaa, AAA                500,000               503,930

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                  RATINGS+              AMOUNT               VALUE
                                                                -----------          -----------          ------------
  Redwood City, CA Elementary School Dist. Gen.
   Oblig. Bonds, (FGIC), 5.50%, 08/01/14                         Baa3, A+            $   125,000          $    139,978
  San Francisco, CA City & County International
   Airport Rev. Bonds (AMBAC), 5.25%, 01/01/19(2)                Aaa, AAA              1,540,000             1,557,002
  Tulare County, CA Ctfs. Participation Ref.
   Bonds, (MBIA), 5.00%, 08/15/10                                 Aaa, NR                 50,000                52,937
  Univ. of CA Rev. Bonds, Ser. H (MBIA), 5.00%,
   05/15/18                                                      Aaa, AAA                490,000               517,847
  Visalia, CA Cert. Participation Ref. Bonds
   (MBIA), 5.00%, 12/01/18                                       Aaa, AAA                500,000               524,045
                                                                                                          ------------
                                                                                                            12,709,022
                                                                                                          ------------
 COLORADO -- 5.9%
  Colorado Health Fac. Auth. Rev. Bonds (Catholic
   Health Initiatives), 5.38%, 09/01/10                           Aa2, AA                500,000               531,970
  Colorado Springs, CO Utilities Rev. Ref. Bond,
   Sys. Sub Lien, Ser. A, 5.25%, 11/15/09                         Aa2, AA                270,000               282,649
  Colorado Springs, CO Utilities Rev. Ref. Bond,
   Sys. Sub Lien, Ser. A (AMBAC), 5.38%, 11/15/19                Aaa, AAA              2,000,000             2,124,320
  Denver, CO Convention Center Hotel Auth. Ref.
   Bonds, (XLCA), 5.25%, 12/01/21                                 A3, A-               1,000,000             1,006,130
  Denver, CO Convention Center Hotel Auth. Ref.
   Bonds, (XLCA), 5.13%, 12/01/24                                 A3, A-               3,065,000             2,950,124
  Denver, CO X Ref. Bonds, (XLCA), 5.00%, 11/15/23                A1, A+                 500,000               494,635
                                                                                                          ------------
                                                                                                             7,389,828
                                                                                                          ------------
 CONNECTICUT -- 3.4%
  Bristol, CT Resource Recovery Rev. Bonds (Solid
   Waste Oper. Committee), (AMBAC), 5.00%,
   07/01/14                                                      Aaa, AAA              1,000,000             1,076,210
  Univ. of Connecticut, Rev. Ref. Bonds, Ser. A,
   5.00%, 04/01/20                                                Aa3, AA              3,000,000             3,189,780
                                                                                                          ------------
                                                                                                             4,265,990
                                                                                                          ------------
 DELAWARE -- 0.4%
  Delaware State Economic Dev. Auth. Ref. Rev.
   Bonds, (Delmarva Power Poll. Cntrl. Proj.),
   Ser. 2001C, (AMBAC), 4.90%, 05/01/26                          Aaa, AAA                250,000               258,792
  Delaware State Economic Dev. Auth. Rev. Bonds,
   (Student Housing Univ. Courtyard), (RADIAN),
   5.38%, 08/01/11                                                NR, AA                 250,000               261,880
                                                                                                          ------------
                                                                                                               520,672
                                                                                                          ------------
 FLORIDA -- 2.0%
  Broward County, FL Resource Recovery Ref. Bonds,
   Wheelabrator South A, 5.38%, 12/01/09                          A3, AA                 250,000               256,783
  Florida State Board of Educ. Pub. Educ. Gen.
   Oblig. Bond, Ser. 2002A, 5.00%, 06/01/13                      Aa1, AAA                575,000               618,407
  Lakeland, FL Energy Sys. Rev. Bonds, (MBIA),
   5.50%, 10/01/14                                               Aaa, AAA                455,000               486,695
  Osceola County, FL School Brd. Cert.
   Participation Four Corcers Charter School
   Bonds, Ser. A, (MBIA), 5.80%, 08/01/15                         Aaa, NR                100,000               108,619
  Reedy Creek, FL Impt. Dist. Utilities Rev.
   Bonds, (MBIA), 5.25%, 10/01/14                                Aaa, AAA                900,000               975,294
                                                                                                          ------------
                                                                                                             2,445,798
                                                                                                          ------------
 GEORGIA -- 2.0%
  Atlanta, GA Auth. Rev. Bonds (FGIC), 5.88%,
   01/01/16                                                       A1, A+               1,370,000             1,429,814
  Clayton County, GA Dev. Auth. Rev. Bonds, Ser.
   A, (MBIA), 5.00%, 08/01/18                                    Aaa, AAA                465,000               495,169

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                  RATINGS+              AMOUNT               VALUE
                                                                -----------          -----------          ------------
  Gwinnett County, GA Dev. Auth. COP's, (Gwinnett
   County Public School Proj.), (MBIA), 5.25%,
   01/01/14                                                      Aaa, AAA            $   500,000          $    551,715
                                                                                                          ------------
                                                                                                             2,476,698
                                                                                                          ------------
 ILLINOIS -- 1.4%
  Chicago IL, Board of Education Ref. - Ded. Revs
   Bonds, Ser B (AMBAC), 5.00%, 12/01/21                         Aaa, AAA              1,000,000             1,049,220
  Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC),
   5.75%, 11/01/11                                               Aaa, AAA                200,000               216,640
  Illinois Educ. Fac. Auth. Rev. Bonds, VRDB
   (Northwestern Univ. Proj.), 5.10%, 11/01/32*                  Aaa, AA+                400,000               433,944
                                                                                                          ------------
                                                                                                             1,699,804
                                                                                                          ------------
 INDIANA -- 1.5%
  Blackford County Industrial Sch. Bldg. Corp.
   Rev. Ref. Bond, First Mortgage, Ser. 2005A
   (MBIA), 5.00%, 07/15/17                                       Aaa, AAA              1,755,000             1,879,728
                                                                                                          ------------
                                                                                                             1,879,728
                                                                                                          ------------
 KANSAS -- 0.7%
  Butler & Sedgwick County, KS Univ. School Dist.
   Gen. Oblig. Unltd. Bonds, (FSA), 6.00%,
   09/01/14                                                      Aaa, AAA                500,000               579,920
  Topeka, KS Gen. Oblig. Bonds (College Hill Pub.
   Improvement) (MBIA), 5.50%, 08/15/14                           Aaa, NR                275,000               294,569
                                                                                                          ------------
                                                                                                               874,489
                                                                                                          ------------
 LOUISIANA -- 0.4%
  Louisiana State Citizens Prop. Ins. Corp. Rev.
   Bonds, Pub. Imps., Ser. B, (AMBAC), 5.00%,
   06/01/15                                                      Aaa, AAA                435,000               454,118
                                                                                                          ------------
                                                                                                               454,118
                                                                                                          ------------
 MASSACHUSETTS -- 2.2%
  Lawrence, MA School Imps. Gen Oblig. Bonds
   (AMBAC), 5.00%, 04/01/27                                      Aaa, AAA              2,000,000             2,004,680
  Massachusetts State Dev. Fin. Agency Rev. Bond
   (Univ. of MA, Visual & Perfoming Arts Proj.),
   6.00%, 08/01/16                                                A2, NR                 310,000               359,718
  Massachusetts State Housing Fin. Agency VRDB
   Rev. Bonds, 4.00%, 12/01/10*(2)                                Aa2, AA                 85,000                85,122
  Massachusetts State Special Oblig. Rev. Bonds
   (Federal Highway Grant Ant.), Ser. A, (FSA),
   5.00%, 12/15/12                                                Aaa, NR                275,000               298,303
                                                                                                          ------------
                                                                                                             2,747,823
                                                                                                          ------------
 MICHIGAN -- 2.1%
  Detroit, MI Water Utility Imps. Rev. Bonds,
   Ser. A, (FSA), 5.00%, 07/01/23                                Aaa, AAA                550,000               566,440
  Fowlerville, MI Community Schools Dist. Gen.
   Oblig. Bonds, (FGIC), 5.00%, 05/01/15                         Aa3, AA-                650,000               699,627
  Michigan State Hosp. Fin. Auth. Ref. Bonds,
   5.00%, 07/15/21                                                 A2, A               1,400,000             1,375,906
                                                                                                          ------------
                                                                                                             2,641,973
                                                                                                          ------------
 MINNESOTA -- 0.6%
  St. Paul, MN Housing & Redev. Auth. Health Care
   Fac. Rev. Bonds, 5.00%, 05/15/13                              Baa1, BBB               225,000               227,822
  St. Paul, MN Housing & Redev. Auth. Health Care
   Fac. Rev. Bonds, 5.00%, 05/15/15                              Baa1, BBB               270,000               270,464

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                  RATINGS+              AMOUNT               VALUE
                                                                -----------          -----------          ------------
  St. Paul, MN Housing & Redev. Auth. Health Care
   Fac. Rev. Bonds, 5.00%, 05/15/16                              Baa1, BBB           $   300,000          $    298,599
                                                                                                          ------------
                                                                                                               796,885
                                                                                                          ------------
 MISSOURI -- 1.3%
  Kansas City, MO Special Fac. Rev. Bonds Overhaul
   Base Project, Ser. G, 4.00%, 09/01/10(2)                       A2, AA-                540,000               542,700
  Kansas City, MO Special Fac. Rev. Bonds, MCI
   Overhaul Base Proj. Ser. G, 4.00%, 09/01/11(2)                 A2, AA-                465,000               464,693
  Truman State Univ., MO Housing Sys. Rev. Bonds
   (AMBAC), 5.00%, 06/01/15                                       Aaa, NR                615,000               659,987
                                                                                                          ------------
                                                                                                             1,667,380
                                                                                                          ------------
 NEVADA -- 1.2%
  Nevada State Gen. Oblig. Unref. Bal. Bonds,
   5.13%, 09/01/10                                               Aa1, AA+                 20,000                20,023
  Nevada State Highway Imp. Rev. Bonds (Motor
   Vehicle Fuel Tax), (FGIC), 5.50%, 12/01/11                    Aa3, AA+                250,000               273,233
  North Las Vegas, NV Ref. Bonds, 5.00%, 12/01/16                 NR, NR                 805,000               781,277
  Washoe County, NV Gen. Oblig. Bonds, (Park, Open
   Space & Library), (FGIC), 5.75%, 05/01/14                     Aa2, AA-                380,000               408,986
                                                                                                          ------------
                                                                                                             1,483,519
                                                                                                          ------------
 NEW HAMPSHIRE -- 0.8%
  New Hampshire Business Fin. Auth., (MBIA),
   5.45%, 05/01/21                                               Aaa, AAA              1,000,000             1,006,550
                                                                                                          ------------
                                                                                                             1,006,550
                                                                                                          ------------
 NEW JERSEY -- 4.1%
  Camden County, NJ Impt. Auth. Cooper Health Sys.
   Oblig. Group A, 5.00%, 02/15/15                               Baa3, BBB             1,090,000             1,092,442
  Camden County, NJ Impt. Auth. Cooper Health Sys.
   Oblig. Group B, 5.00%, 02/15/15                               Baa3, BBB             2,435,000             2,440,454
  Cherry Hill Township, NJ School Dist. Gen.
   Oblig. Bonds (FSA), 5.00%, 02/15/17                            Aaa, NR                725,000               780,745
  New Jersey State Educ. Fac. Auth. Ref. Bonds,
   5.00%, 07/01/19                                              Baa2, BBB+               775,000               770,986
                                                                                                          ------------
                                                                                                             5,084,627
                                                                                                          ------------
 NEW YORK -- 5.4%
  New York City Ind. Dev. Agency Ref. Bonds,
   5.00%, 01/01/13(2)                                            A3, BBB+                700,000               733,019
  New York State Dorm. Auth. Personal Income Rev.
   Bonds, Ser. A, 5.00%, 03/15/13                                 NR, AAA                500,000               545,675
  New York State Dorm. Auth. School Improv. Rev.
   Bonds, 5.00%, 12/15/24                                         NR, AAA              1,000,000             1,032,690
  New York State Environ. Fac. Corp. Rev. Bonds,
   Ser. A, 5.00%, 03/15/13                                        NR, AA-                515,000               560,809
  New York State Thruway Auth., NY Highway Improv.
   Rev. Bonds, (AMBAC), 5.00%, 01/01/25                          Aaa, AAA              1,000,000             1,016,520
  New York Tobacco Sett. Fund. Corp. Rev. Bonds,
   Ser. A-1, 5.50%, 06/01/14                                      A1, AA-                450,000               458,635
  New York, NY Gen. Oblig. Bonds, Ser. E, 5.25%,
   08/01/12                                                       Aa3, AA                250,000               268,978
  New York, NY Gen. Oblig. Ref. Bonds, Ser. B,
   5.25%, 08/01/17                                                Aa3, AA                 45,000                45,529
  New York, NY Pub. Imps. Gen. Oblig. Bonds, Ser.
   D1, 5.00%, 12/01/21                                            Aa3, AA              1,000,000             1,035,590

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                  RATINGS+              AMOUNT               VALUE
                                                                -----------          -----------          ------------
  Tobacco Settlement Fin. Auth. (FGIC), 5.50%,
   06/01/20                                                       A1, AA-            $ 1,000,000          $  1,052,590
                                                                                                          ------------
                                                                                                             6,750,035
                                                                                                          ------------
 NORTH CAROLINA -- 3.1%
  Charlotte, NC Airport Rev. Bonds, Ser. B (MBIA),
   5.25%, 07/01/11(2)                                            Aaa, AAA              1,000,000             1,033,510
  Univ. of NC Sys. Pool Rev., Ser. A (MBIA),
   5.00%, 10/01/23                                               Aaa, AAA              2,725,000             2,808,657
                                                                                                          ------------
                                                                                                             3,842,167
                                                                                                          ------------
 OHIO -- 2.8%
  Dayton-Montgomery County Port. Auth. Dev. Rev.
   Dayton Regl. Bond, 5.13%, 05/15/22(2)                          NR, NR               2,500,000             2,374,550
  Lorain County, OH Hosp. Rev. Bonds, (Catholic
   Healthcare Partners), Ser. A, 5.63%, 10/01/16                  A1, AA-                500,000               525,095
  Ohio State Infrastructure Imp. Gen. Oblig.
   Bonds, 5.75%, 02/01/14                                        Aa1, AA+                350,000               371,221
  Pickerington, OH Local School Dist. Construction
   & Imp. Gen. Oblig. Bonds, (FGIC), 5.80%,
   12/01/09                                                       A1, NR                 215,000               222,125
                                                                                                          ------------
                                                                                                             3,492,991
                                                                                                          ------------
 OKLAHOMA -- 0.1%
  Oklahoma City, OK Gen. Oblig. Bonds, 5.40%,
   07/01/10                                                      Aa1, AA+                100,000               106,876
                                                                                                          ------------
                                                                                                               106,876
                                                                                                          ------------
 OREGON -- 0.3%
  Portland, OR Urban Renewal & Redev. Ref. Bonds,
   Ser. A, (FGIC), 5.00%, 06/15/17                                A3, NR                 320,000               342,307
                                                                                                          ------------
                                                                                                               342,307
                                                                                                          ------------
 PENNSYLVANIA -- 9.6%
  Central Bucks School District Ref. Bonds, 5.00%,
   05/15/25                                                       Aa2, NR              3,000,000             3,069,210
  Lancaster Cnty, PA Solid Waste Management Auth.
   (Resource Recovery System), Ser. A, (AMBAC),
   5.00%, 12/15/14(2)                                            Aaa, AAA                500,000               510,800
  Pennsylvania State Higher Educ. Fac. Auth. Rev.
   Bonds (Philadelphia College of Osteopathic
   Medicine), 5.00%, 12/01/16                                      NR, A               1,560,000             1,657,484
  Pennsylvania State Higher Educ. Fac. Auth. Rev.
   Bonds, (Philadelphia College of Osteopathic
   Medicine), 5.00%, 12/01/17                                      NR, A                 500,000               526,480
  Pennsylvania State Pub. School Bldg. Auth. Rev.
   Bonds, (FGIC), 5.25%, 11/01/15                                Baa3, AA                545,000               587,777
  Pennsylvania State Ref. Gen. Oblig. Bonds,
   5.00%, 03/01/19                                                Aa2, AA              1,000,000             1,074,310
  Philadelphia, PA Airport Rev. Bonds, (FGIC),
   Ser. B, 5.50%, 06/15/18(2)                                     A2, A+               1,350,000             1,379,282
  Philadelphia, PA Airport Rev. Bonds, (MBIA),
   Ser. A, 5.00%, 06/15/18(2)                                    Aaa, AAA                600,000               606,462
  Philadelphia, PA Auth. For Indl. Dev. Rev.
   Bonds, 4.90%, 05/01/17                                        NR, BBB-                290,000               272,351
  Philadelphia, PA Gen. Oblig. Bonds (CIFG),
   5.00%, 08/01/23                                                A1, A+               1,000,000               988,340
  Philadelphia, PA Hosps. & Higher Educ. Facs.
   Auth. Rev. Bonds, 4.25%, 07/01/12                              Aa2, AA                540,000               551,966
  Philadelphia, PA School District Ref. Bonds,
   Ser. A, (AMBAC), 5.00%, 08/01/17                              Aaa, AAA                600,000               630,744

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                  RATINGS+              AMOUNT               VALUE
                                                                -----------          -----------          ------------
  Pittsburgh, PA Stadium Auth. Lease Rev. Bonds,
   6.50%, 04/01/11                                               Aaa, AAA            $   100,000          $    105,405
                                                                                                          ------------
                                                                                                            11,960,611
                                                                                                          ------------
 PUERTO RICO -- 0.3%
  The Childrens Trust Fund, Puerto Rico, Tobacco
   Settlement Rev. Bonds, 5.00%, 05/15/09                        Baa3, BBB               100,000               101,252
  The Childrens Trust Fund, Puerto Rico, Tobacco
   Settlement Rev. Bonds, 5.75%, 07/01/14                         NR, AAA                250,000               268,810
                                                                                                          ------------
                                                                                                               370,062
                                                                                                          ------------
 SOUTH CAROLINA -- 1.3%
  South Carolina State Pub. Servicing Auth. Rev.
   Bonds, Ser. D, (FSA), 5.00%, 01/01/20                         Aaa, AAA              1,500,000             1,562,175
                                                                                                          ------------
                                                                                                             1,562,175
                                                                                                          ------------
 TENNESSEE -- 0.2%
  Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%,
   10/01/13                                                       A2, AA                 250,000               273,658
                                                                                                          ------------
                                                                                                               273,658
                                                                                                          ------------
 TEXAS -- 20.7%
  Cedar Park, TX Utility Sys. Rev. Bonds, (MBIA),
   5.00%, 08/15/18                                               Aaa, AAA                400,000               420,660
  Corpus Christi, TX Utility Sys. Rev. Bonds,
   Ser. A, (AMBAC), 5.00%, 07/15/18                              Aaa, AAA                500,000               530,645
  Dallas-Fort Worth International Airport Fac.
   Improv. Corp Jt Ser A, (FGIC), 6.00%,
   11/01/28(2)                                                    A1, A+               5,000,000             5,004,900
  Georgetown, TX Indpt. School Dist. Gen. Oblig.
   Ref. Bonds, (PSF-GTD), 5.00%, 02/15/17                        Aaa, AAA                500,000               532,620
  Harris County, TX Health Fac. Dev. Corp. VRDB
   (Texas Children's Hospital Proj.), Ser. 1999B,
   (MBIA), 3.25%, 10/01/29*                                      Aaa, AAA              1,400,000             1,400,000
  Houston, TX Unrefunded Pub. Impt. Ref. Bonds,
   Ser. A, 5.25%, 03/01/13                                       Aa3, AA-                100,000               101,977
  Howard County, TX Jr. College District, (AMBAC),
   5.00%, 02/15/26                                               Aaa, AAA              2,810,000             2,856,112
  Katy, TX Indpt. School Dist. Gen. Oblig. Bonds,
   (PSF-GTD), 5.50%, 02/15/15                                    Aaa, AAA                500,000               533,360
  Katy, TX Indpt. School Dist. Gen. Oblig. Bonds,
   (PSF-GTD), 5.00%, 02/15/18                                    Aaa, AAA              2,645,000             2,863,265
  Mansfield Independent School District Bldg.,
   (PSF-GTD), 5.00%, 02/15/20                                    Aaa, AAA              2,820,000             2,983,306
  Mansfield Independent School District Bldg.,
   (PSF-GTD), 5.00%, 02/15/21                                    Aaa, AAA              2,055,000             2,156,928
  Northside Texas Independent School District
   Ref.- Sch. Bldg., (PSF-GTD), 5.00%, 08/15/18                  Aaa, AAA              1,000,000             1,086,390
  Tarrant County, TX Health Fac. Corp. Hosp. Rev.
   Ref. (Cook Childrens Medical Center) Ser. B,
   (FSA), 5.00%, 12/01/21                                        Aaa, AAA              2,000,000             2,109,620
  Texas State Ref. Public Fin. Auth. Gen. Oblig.
   Bonds, Ser. 2001A, 5.50%, 10/01/12                             Aa1, AA                300,000               325,119
  Univ. of Texas Fin. Sys., Ser. E, 5.00%, 08/15/19              Aaa, AAA              2,510,000             2,682,161
  Univ. of Texas Ref. Rev. Bonds, Ser. 1992A,
   6.25%, 07/01/13                                               Aaa, AAA                 60,000                66,769
  Univ. of Texas Ref. Rev. Bonds, Ser. 1992A,
   6.25%, 07/01/13                                               Aaa, AAA                 75,000                83,879

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                MOODY'S/S&P           PRINCIPAL
                                                                  RATINGS+              AMOUNT               VALUE
                                                                -----------          -----------          ------------
  Univ. of Texas Ref. Rev. Bonds, Ser. 1992A,
   6.25%, 07/01/13                                               Aaa, AAA            $    85,000          $     96,965
                                                                                                          ------------

                                                                                                            25,834,676
                                                                                                          ------------
 UTAH -- 0.4%
  Salt Lake County, UT Sales Tax Rev. Bonds,
   5.00%, 08/01/17                                                NR, AAA                500,000               540,030
                                                                                                          ------------
                                                                                                               540,030
                                                                                                          ------------
 WASHINGTON -- 5.1%
  Seattle, WA Muni. Light & Power Ref. Rev. Bonds,
   (FSA), 5.00%, 07/01/10                                        Aaa, AAA                350,000               357,546
  Washington Health Care Fac. Auth., (RADIAN),
   5.00%, 12/01/25                                                Aa3, AA              1,000,000               946,510
  Washington State Econ. Dev. Fin. Auth. Lease
   Rev. Washington Biomedical RESH PPTYS II,
   (MBIA), 5.00%, 06/01/23                                       Aaa, AAA              3,240,000             3,291,872
  Washington State Public Power Supply Sys.
   Nuclear Proj. No. 1 Rev. Bonds, 5.75%, 07/01/09               Aaa, AA-                320,000               333,898
  Washington State Public Power Supply Sys.
   Nuclear Proj. No. 2 Rev. Bonds, 5.75%, 07/01/09               Aaa, AA-                200,000               208,686
  Washington State Var. Purp. Gen. Oblig. Unltd.
   Bonds, Ser. R-03-A, (MBIA), 5.00%, 01/01/14                   Aaa, AAA                890,000               943,480
  Washington Tobacco Settlement Mgmt. Auth. Rev.
   Bonds, 5.00%, 06/01/08                                        Baa2, BBB               300,000               300,633
                                                                                                          ------------
                                                                                                             6,382,625
                                                                                                          ------------
 WEST VIRGINIA -- 0.2%
  West Virginia State Bldg. Ref. Rev. Bonds,
   Ser. A, (AMBAC), 5.38%, 07/01/18                              Aaa, AAA                250,000               275,550
                                                                                                          ------------
 WISCONSIN -- 0.2%
  Wisconsin State Trans. Rev. Ref. Bonds, Ser.1,
   (AMBAC), 5.75%, 07/01/14                                      Aaa, AAA                 70,000                78,236
  Wisconsin State Trans. Rev. Ref. Bonds, Ser.1,
   (AMBAC), 5.75%, 07/01/14                                      Aaa, AAA                105,000               115,193
                                                                                                          ------------
                                                                                                               193,429
                                                                                                          ------------
 TOTAL MUNICIPAL BONDS (COST $125,528,313)                                                                 125,628,324
                                                                                                          ------------


                                                                                       SHARES
                                                                                     -----------
 SHORT-TERM INVESTMENTS -- 0.3%
  BlackRock Liquidity Funds MuniCash
   Portfolio - Institutional Series                                                      185,238               185,238
  BlackRock Liquidity Funds MuniFund
   Portfolio - Institutional Series                                                      185,238               185,238
                                                                                                          ------------
  TOTAL SHORT-TERM INVESTMENTS (COST $370,476)                                                                 370,476
                                                                                                          ------------
 TOTAL INVESTMENTS -- 101.1% (Cost $125,898,789)(1)                                                       $125,998,800
 LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1)%                                                            (1,418,179)
                                                                                                          ------------
 NET ASSETS -- 100.0%                                                                                     $124,580,621
                                                                                                          ============

+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2008.
(1) The cost for federal income tax purposes is $125,898,789. At March 31, 2008 net unrealized appreciation was $100,011. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,286,813, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,186,802.
(2)  Security is subject to the Alternative Minimum Tax.
AMBAC -- Credit rating enhanced by guaranty or insurance from AMBAC Indemnity
         Corp.
CIFG  -- Credit rating enhanced by guaranty or insurance from CIFG.
FGIC  -- Credit rating enhanced by guaranty or insurance from Financial Guaranty
         Insurance Corp.

     The accompanying notes are integral part of the financial statements.

FSA     -- Credit rating enhanced by guaranty or insurance from Financial
           Security
           Assurance.
LOC     -- Letter of Credit
MBIA    -- Credit rating enhanced by guaranty or insurance from MBIA Inc.
PSF-GTD -- Public School Fund Guarantee
RADIAN  -- Credit rating enhanced by guaranty or insurance from Radian Asset
           Assuarance, Inc.
VRDB    -- Variable Rate Demand Bonds
XLCA    -- Credit rating enhanced by guaranty or insurance from XL Capital
           Assurance.

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Large-Cap Core Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
COMMON STOCK -- 94.6%
  CONSUMER DISCRETIONARY -- 7.8%
   DISTRIBUTORS -- 1.0%
   Genuine Parts Co.                                  6,300       $   253,386
                                                                  -----------
   HOTELS, RESTAURANTS & LEISURE -- 3.9%
   Carnival Corp.                                     5,200           210,496
   International Game Technology                      8,500           341,785
   Las Vegas Sands Corp.*                             1,500           110,460
   McDonald's Corp.                                   7,100           395,967
   Starbucks Corp.*                                     200             3,500
                                                                  -----------
                                                                    1,062,208
                                                                  -----------
   HOUSEHOLD DURABLES -- 2.2%
   NVR, Inc.*(1)                                        200           119,500
   Snap-On, Inc.                                      9,200           467,820
                                                                  -----------
                                                                      587,320
                                                                  -----------
   MEDIA -- 0.7%
   Central European Media Enterprises,
     Ltd. - Class A*                                  1,500           127,845
   The Washington Post Co. - Class B                    100            66,150
                                                                  -----------
                                                                      193,995
                                                                  -----------
  TOTAL CONSUMER DISCRETIONARY                                      2,096,909
                                                                  -----------
  CONSUMER STAPLES -- 8.7%
   BEVERAGES -- 0.5%
   Hansen Natural Corp.*                              1,300            45,890
   The Coca-Cola Co.                                  1,500            91,305
                                                                  -----------
                                                                      137,195
                                                                  -----------
   FOOD PRODUCTS -- 3.4%
   Archer-Daniels-Midland Co.                        12,800           526,848
   Kellogg Co.                                        4,700           247,032
   Kraft Foods, Inc. - Class A                        4,428           137,312
                                                                  -----------
                                                                      911,192
                                                                  -----------
   HOUSEHOLD PRODUCTS -- 2.7%
   Church & Dwight Co., Inc.                          3,400           184,416
   Kimberly-Clark Corp.                               8,400           542,220
                                                                  -----------
                                                                      726,636
                                                                  -----------
   PERSONAL PRODUCTS -- 0.4%
   Alberto-Culver Co.                                 4,500           123,345
                                                                  -----------
   TOBACCO -- 1.7%
   Altria Group, Inc.                                 6,400           142,080
   Philip Morris International, Inc.*                 6,400           323,712
                                                                  -----------
                                                                      465,792
                                                                  -----------
  TOTAL CONSUMER STAPLES                                            2,364,160
                                                                  -----------
  ENERGY -- 15.4%
   ENERGY EQUIPMENT & SERVICES -- 3.3%
   Baker Hughes, Inc.                                 1,300            89,050
   National Oilwell Varco, Inc.*                      2,500           145,950
   Schlumberger, Ltd.                                 3,900           339,300
   SEACOR Holdings, Inc.*                             3,000           256,080
   Transocean, Inc*                                     329            44,481
                                                                  -----------
                                                                      874,861
                                                                  -----------
   OIL, GAS & CONSUMABLE FUELS -- 12.1%
   Apache Corp.                                       3,000           362,460
   ChevronTexaco Corp.                                9,000           768,240
   ConocoPhillips                                     3,800           289,598
   Consol Energy, Inc.                                1,900           131,461
   Denbury Resources, Inc.*                           2,100            59,955
   Exxon Mobil Corp.(1)                              12,774         1,080,425


                                                     SHARES          VALUE
                                                     ------       -----------

   Foundation Coal Holdings, Inc.                     2,000       $   100,660
   Range Resources Corp.                              1,000            63,450
   Southwestern Energy Co.*                           7,600           256,044
   Valero Energy Corp.                                2,700           132,597
   W&T Offshore, Inc.                                   900            30,699
                                                                  -----------
                                                                    3,275,589
                                                                  -----------
  TOTAL ENERGY                                                      4,150,450
                                                                  -----------
  FINANCIALS -- 13.4%
   COMMERCIAL BANKS -- 3.8%
   Cullen/Frost Bankers, Inc.                         6,200           328,848
   U.S. Bancorp                                      16,200           524,232
   Wells Fargo & Co.                                  5,900           171,690
                                                                  -----------
                                                                    1,024,770
                                                                  -----------
   DIVERSIFIED FINANCIAL SERVICES -- 1.3%
   CME Group, Inc.                                      700           328,370
   Leucadia National Corp.                              600            27,132
                                                                  -----------
                                                                      355,502
                                                                  -----------
   INSURANCE -- 6.9%
   Assurant, Inc.                                     6,100           371,246
   Hartford Financial Services Group, Inc.            4,200           318,234
   Loews Corp.                                       12,600           506,772
   MetLife, Inc.                                      2,800           168,728
   The Travelers Cos., Inc.                           5,100           244,035
   Wesco Financial Corp.                                600           242,400
                                                                  -----------
                                                                    1,851,415
                                                                  -----------
   REAL ESTATE INVESTMENT TRUSTS -- 0.3%
   Simon Property Group, Inc.                           900            83,619
                                                                  -----------
   THRIFTS & MORTGAGE FINANCE -- 1.1%
   People's United Financial, Inc.                   17,000           294,270
                                                                  -----------
  TOTAL FINANCIALS                                                  3,609,576
                                                                  -----------
  HEALTH CARE -- 10.8%
   BIOTECHNOLOGY -- 2.4%
   Celgene Corp.*                                     5,500           337,095
   ImClone Systems, Inc.*                             7,400           313,908
                                                                  -----------
                                                                      651,003
                                                                  -----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
   Intuitive Surgical, Inc.*                            300            97,305
                                                                  -----------
   HEALTH CARE PROVIDERS & SERVICES -- 0.6%
   WellPoint, Inc.*                                   3,600           158,868
                                                                  -----------
   LIFE SCIENCES TOOLS & SERVICES -- 0.3%
   Covance, Inc.*                                       700            58,079
   Waters Corp.*                                        500            27,850
                                                                  -----------
                                                                       85,929
                                                                  -----------
   PHARMACEUTICALS -- 7.1%
   Abbott Laboratories                                1,900           104,785
   Allergan, Inc.                                     2,100           118,419
   Bristol-Myers Squibb Co.                           3,500            74,550
   Eli Lilly & Co.                                   10,100           521,059
   Johnson & Johnson                                 13,300           862,771
   Merck & Co., Inc.                                  4,000           151,800
   Wyeth                                              2,300            96,048
                                                                  -----------
                                                                    1,929,432
                                                                  -----------
  TOTAL HEALTH CARE                                                 2,922,537
                                                                  -----------
  INDUSTRIALS -- 11.5%
   AEROSPACE & DEFENSE -- 3.0%
   BE Aerospace, Inc.*                                  400            13,980
   Lockheed Martin Corp.                              3,800           377,340

The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Large-Cap Core Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
   Precision Castparts Corp.                          2,700       $   275,616
   United Technologies Corp.                          2,000           137,640
                                                                  -----------
                                                                      804,576
                                                                  -----------
   COMMERCIAL SERVICES & SUPPLIES -- 1.4%
   Covanta Holding Corp.*                            13,600           374,000
                                                                  -----------
   CONSTRUCTION & ENGINEERING -- 0.2%
   Fluor Corp.                                          200            28,232
   Jacobs Engineering Group, Inc.*                      300            22,077
                                                                  -----------
                                                                       50,309
                                                                  -----------
   INDUSTRIAL CONGLOMERATES -- 5.1%
   3M Co.(1)                                          5,000           395,750
   General Electric Co.                              24,885           920,994
   McDermott International, Inc.*                     1,100            60,302
                                                                  -----------
                                                                    1,377,046
                                                                  -----------
   MACHINERY -- 1.8%
   AGCO Corp.*                                        5,800           347,304
   Danaher Corp.                                      2,100           159,663
                                                                  -----------
                                                                      506,967
                                                                  -----------
  TOTAL INDUSTRIALS                                                 3,112,898
                                                                  -----------
  INFORMATION TECHNOLOGY -- 13.8%
   COMMUNICATIONS EQUIPMENT -- 2.2%
   Cisco Systems, Inc.*                              14,100           339,669
   Corning, Inc.                                      9,100           218,764
   Echostar Corp.*                                    1,560            46,082
                                                                  -----------
                                                                      604,515
                                                                  -----------
   COMPUTERS & PERIPHERALS -- 6.8%
   Apple, Inc.*                                       3,200           459,200
   Hewlett-Packard Co.                                8,700           397,242
   International Business Machines Corp.              4,900           564,186
   Teradata Corp.*                                    2,700            59,562
   Western Digital Corp.*                            13,700           370,448
                                                                  -----------
                                                                    1,850,638
                                                                  -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
   Agilent Technologies, Inc.*                       14,300           426,569
                                                                  -----------
   INTERNET SOFTWARE & SERVICES -- 0.9%
   Akamai Technologies, Inc.*                         8,400           236,544
                                                                  -----------
   IT SERVICES -- 0.3%
   Accenture, Ltd. - Class A                          2,000            70,340
                                                                  -----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.1%
   Applied Materials, Inc.                            1,000            19,510
                                                                  -----------
   SOFTWARE -- 1.9%
   Activision, Inc.*                                    500            13,655
   Autodesk, Inc.*                                    2,100            66,108
   Microsoft Corp.                                   15,497           439,805
                                                                  -----------
                                                                      519,568
                                                                  -----------
  TOTAL INFORMATION TECHNOLOGY                                      3,727,684
                                                                  -----------
  MATERIALS -- 6.8%
   CHEMICALS -- 3.0%
   Air Products & Chemicals, Inc.                       900            82,800
   Monsanto Co.                                       1,000           111,500
   PPG Industries, Inc.                                 900            54,459
   Praxair, Inc.                                      1,900           160,037
   The Mosaic Co.*                                    4,000           410,400
                                                                  -----------
                                                                      819,196
                                                                  -----------
   CONTAINERS & PACKAGING -- 1.9%
   Crown Holdings, Inc.*                             20,500           515,780
                                                                  -----------


                                                     SHARES          VALUE
                                                     ------       -----------
   METALS & MINING -- 1.9%
   Newmont Mining Corp.                               1,800       $    81,540
   Nucor Corp.                                        5,200           352,248
   Steel Dynamics, Inc.                               2,000            66,080
                                                                  -----------
                                                                      499,868
                                                                  -----------
  TOTAL MATERIALS                                                   1,834,844
                                                                  -----------
  TELECOMMUNICATION SERVICES -- 2.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.5%
   AT&T, Inc.                                         9,900           379,170
   Verizon Communications, Inc.                       8,100           295,245
                                                                  -----------
                                                                      674,415
                                                                  -----------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
   U.S. Cellular Corp.*                               1,800            99,000
                                                                  -----------
  TOTAL TELECOMMUNICATION SERVICES                                    773,415
                                                                  -----------
  UTILITIES -- 3.5%
   ELECTRIC UTILITIES -- 2.2%
   Duke Energy Corp.(1)                               8,700           155,295
   Sierra Pacific Resources Corp.                    34,300           433,209
                                                                  -----------
                                                                      588,504
                                                                  -----------
   GAS UTILITIES -- 1.3%
   Equitable Resources, Inc.                          6,100           359,290
                                                                  -----------
  TOTAL UTILITIES                                                     947,794
                                                                  -----------
  TOTAL COMMON STOCK
    (Cost $24,238,152)                                             25,540,267
                                                                  -----------
SHORT-TERM INVESTMENTS -- 0.1%
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Series                17,802            17,802
   BlackRock Liquidity Funds TempFund
     Portfolio - Institutional Series                17,802            17,802
                                                                  -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $35,604)                                                      35,604
                                                                  -----------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES -- 5.2%
  INSTITUTIONAL MONEY MARKET TRUST
   Institutional Money Market Trust,
     3.26%, 04/01/08
     (Cost $1,414,717)                            1,414,717         1,414,717
                                                                  -----------
  TOTAL INSTITUTIONAL MONEY MARKET TRUST                            1,414,717
                                                                  -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $25,688,473)+                                             $26,990,588(2)
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                          22,175
                                                                  -----------
NET ASSETS -- 100.0%                                              $27,012,763
                                                                  ===========

*    Non-income producing security.
+ The cost for Federal income tax purposes is $25,693,661. At March 31, 2008, net unrealized appreciation was $1,296,927. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,824,882, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,527,955.
(1)  Security partially or fully on loan.
(2) At March 31, 2008, the market value of securities on loan for the Large-Cap Core Fund was $1,377,158.

The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Large-Cap Growth Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
COMMON STOCK -- 99.8%
  CONSUMER DISCRETIONARY -- 9.1%
   HOTELS, RESTAURANTS & LEISURE -- 3.4%
   International Game Technology                     14,700       $   591,087
   Las Vegas Sands Corp.*                             2,800           206,192
   Marriott International, Inc. - Class A             2,000            68,720
   MGM MIRAGE*                                          509            29,914
   Wynn Resorts, Ltd.                                   500            50,320
   Yum! Brands, Inc.                                  8,800           327,448
                                                                  -----------
                                                                    1,273,681
                                                                  -----------
   MEDIA -- 5.3%
   Central European Media Enterprises,
     Ltd. - Class A*                                  2,200           187,506
   The DIRECTV Group, Inc.*                           5,600           138,824
   The Walt Disney Co.                               27,400           859,812
   The Washington Post Co. - Class B                  1,000           661,500
   Viacom, Inc. - Class B*                            3,000           118,860
                                                                  -----------
                                                                    1,966,502
                                                                  -----------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
   NIKE, Inc. - Class B                               1,900           129,200
                                                                  -----------
  TOTAL CONSUMER DISCRETIONARY                                      3,369,383
                                                                  -----------
   CONSUMER STAPLES -- 12.9%
    BEVERAGES -- 3.6%
    Hansen Natural Corp.*                             5,000           176,500
    PepsiCo, Inc.                                    12,700           916,940
    The Coca-Cola Co.                                 3,600           219,132
                                                                  -----------
                                                                    1,312,572
                                                                  -----------
    FOOD & STAPLES RETAILING -- 2.3%
    Costco Wholesale Corp.                            9,600           623,712
    CVS Caremark Corp.                                5,239           212,232
                                                                  -----------
                                                                      835,944
                                                                  -----------
   FOOD PRODUCTS -- 2.6%
   Campbell Soup Co.                                  5,700           193,515
   General Mills, Inc.                               12,600           754,488
                                                                  -----------
                                                                      948,003
                                                                  -----------
   HOUSEHOLD PRODUCTS -- 4.1%
   Church & Dwight Co., Inc.                          8,500           461,040
   Colgate-Palmolive Co.                              2,200           171,402
   Kimberly-Clark Corp.                              12,105           781,378
   Procter & Gamble Co.                               1,700           119,119
                                                                  -----------
                                                                    1,532,939
                                                                  -----------
   TOBACCO -- 0.3%
   Altria Group, Inc.                                 1,700            37,740
   Philip Morris International, Inc.*                 1,700            85,986
                                                                  -----------
                                                                      123,726
                                                                  -----------
  TOTAL CONSUMER STAPLES                                            4,753,184
                                                                  -----------
  ENERGY -- 10.8%
   ENERGY EQUIPMENT & SERVICES -- 3.2%
   Baker Hughes, Inc.                                 1,900           130,150
   Oceaneering International, Inc.*                   3,900           245,700
   Schlumberger, Ltd.                                 7,100           617,700
   Transocean, Inc*                                   1,329           179,681
                                                                  -----------
                                                                    1,173,231
                                                                  -----------
   OIL, GAS & CONSUMABLE FUELS -- 7.6%
   Arch Coal, Inc.                                    3,000           130,500
   Cabot Oil & Gas Corp.                              2,800           142,352



                                                     SHARES          VALUE
                                                     ------       -----------
   Consol Energy, Inc.                                3,200       $   221,408
   Denbury Resources, Inc.*                           7,800           222,690
   Exxon Mobil Corp.                                  5,000           422,900
   Foundation Coal Holdings, Inc.                     3,200           161,056
   Massey Energy Co.                                  1,700            62,050
   Noble Energy, Inc.                                   900            65,520
   Peabody Energy Corp.                               2,600           132,600
   Quicksilver Resources, Inc.*                       9,700           354,341
   Range Resources Corp.                              1,500            95,175
   Southwestern Energy Co.*                          14,000           471,660
   Valero Energy Corp.                                1,400            68,754
   W&T Offshore, Inc.                                 2,600            88,686
   Williams Cos., Inc.                                5,500           181,390
                                                                  -----------
                                                                    2,821,082
                                                                  -----------
  TOTAL ENERGY                                                      3,994,313
                                                                  -----------
  FINANCIALS -- 3.2%
   CAPITAL MARKETS -- 0.3%
   The Charles Schwab Corp.                           6,500           122,395
                                                                  -----------
   COMMERCIAL BANKS -- 0.8%
   Bank of Hawaii Corp.                               6,000           297,360
                                                                  -----------
   DIVERSIFIED FINANCIAL SERVICES -- 0.9%
   CME Group, Inc.                                      700           328,370
                                                                  -----------
   INSURANCE -- 1.2%
   Markel Corp.*                                      1,000           439,970
                                                                  -----------
  TOTAL FINANCIALS                                                  1,188,095
                                                                  -----------
  HEALTH CARE -- 16.8%
   BIOTECHNOLOGY -- 3.5%
   Celgene Corp.*                                     9,200           563,868
   Gilead Sciences, Inc.*                             5,900           304,027
   ImClone Systems, Inc.*                             8,000           339,360
   Millennium Pharmaceuticals, Inc.*                  5,500            85,030
                                                                  -----------
                                                                    1,292,285
                                                                  -----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 4.0%
   Baxter International, Inc.                        10,500           607,110
   Edwards Lifesciences Corp.*                        5,600           249,480
   Hospira, Inc.*                                    12,000           513,240
   Stryker Corp.                                      1,600           104,080
                                                                  -----------
                                                                    1,473,910
                                                                  -----------
   HEALTH CARE PROVIDERS & SERVICES -- 0.8%
   Medco Health Solutions, Inc.*                      4,200           183,918
   WellPoint, Inc.*                                   2,500           110,325
                                                                  -----------
                                                                      294,243
                                                                  -----------
   HEALTH CARE TECHNOLOGY -- 0.3%
   Cerner Corp.*                                      2,700           100,656
                                                                  -----------
   LIFE SCIENCES TOOLS & SERVICES -- 2.6%
   Covance, Inc.*                                     4,200           348,474
   Waters Corp.*                                     11,100           618,270
                                                                  -----------
                                                                      966,744
                                                                  -----------
   PHARMACEUTICALS -- 5.6%
   Bristol-Myers Squibb Co.                          10,400           221,520
   Eli Lilly & Co.                                    7,500           386,925
   Johnson & Johnson                                 17,100         1,109,277
   Merck & Co., Inc.                                  9,500           360,525
                                                                  -----------
                                                                    2,078,247
                                                                  -----------
  TOTAL HEALTH CARE                                                 6,206,085
                                                                  -----------
  INDUSTRIALS -- 15.6%
   AEROSPACE & DEFENSE -- 3.1%
   BE Aerospace, Inc.*                                2,600            90,870

    The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Large-Cap Growth Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
   Goodrich Corp.                                     2,200       $   126,522
   Lockheed Martin Corp.                              1,500           148,950
   Precision Castparts Corp.                          6,600           673,728
   United Technologies Corp.                          1,500           103,230
                                                                  -----------
                                                                    1,143,300
                                                                  -----------
   AIR FREIGHT & LOGISTICS -- 2.7%
   United Parcel Service, Inc. - Class B             13,500           985,770
                                                                  -----------
   COMMERCIAL SERVICES & SUPPLIES -- 2.3%
   Covanta Holding Corp.*                            27,100           745,250
   Equifax, Inc.                                      3,100           106,888
                                                                  -----------
                                                                      852,138
                                                                  -----------
   CONSTRUCTION & ENGINEERING -- 0.6%
   Fluor Corp.                                        1,500           211,740
                                                                  -----------
   ELECTRICAL EQUIPMENT -- 0.7%
   General Cable Corp.*                               1,500            88,605
   Roper Industries, Inc.                             2,700           160,488
                                                                  -----------
                                                                      249,093
                                                                  -----------
   INDUSTRIAL CONGLOMERATES -- 1.9%
   3M Co.                                             7,810           618,161
   Textron, Inc.                                      1,800            99,756
                                                                  -----------
                                                                      717,917
                                                                  -----------
   MACHINERY -- 4.3%
   AGCO Corp.*                                        5,400           323,352
   Danaher Corp.                                      6,600           501,798
   Flowserve Corp.                                    2,700           281,826
   Harsco Corp.                                       7,600           420,888
   Lincoln Electric Holdings, Inc.                    1,200            77,388
                                                                  -----------
                                                                    1,605,252
                                                                  -----------
  TOTAL INDUSTRIALS                                                 5,765,210
                                                                  -----------
  INFORMATION TECHNOLOGY -- 25.6%
   COMMUNICATIONS EQUIPMENT -- 5.2%
   Ciena Corp.*                                       4,800           147,984
   Cisco Systems, Inc.*                              35,500           855,195
   Corning, Inc.                                     17,200           413,488
   Echostar Corp.*                                    2,800            82,712
   Harris Corp.                                       2,200           106,766
   QUALCOMM, Inc.                                     7,800           319,800
                                                                  -----------
                                                                    1,925,945
                                                                  -----------
   COMPUTERS & PERIPHERALS -- 5.0%
   Apple, Inc.*                                       6,500           932,750
   Dell, Inc.*                                       15,300           304,776
   Hewlett-Packard Co.                               13,200           602,712
   Western Digital Corp.*                               500            13,520
                                                                  -----------
                                                                    1,853,758
                                                                  -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.0%
   Agilent Technologies, Inc.*                       13,500           402,705
   National Instruments Corp.                         6,000           156,840
   Trimble Navigation, Ltd.*                          6,000           171,540
                                                                  -----------
                                                                      731,085
                                                                  -----------
   INTERNET SOFTWARE & SERVICES -- 3.4%
   Akamai Technologies, Inc.*                         7,800           219,648
   eBay, Inc.*                                        5,300           158,152
   Google, Inc. - Class A*                            1,600           704,752
   VeriSign, Inc.*                                    5,100           169,524
                                                                  -----------
                                                                    1,252,076
                                                                  -----------
   IT SERVICES -- 0.4%
   Accenture, Ltd. - Class A                          3,900           137,163
                                                                  -----------


                                                     SHARES          VALUE
                                                     ------       -----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.7%
   Intel Corp.                                       34,000       $   720,120
   MEMC Electronic Materials, Inc.*                   2,400           170,160
   NVIDIA Corp.*                                      5,000            98,950
                                                                  -----------
                                                                      989,230
                                                                  -----------
   SOFTWARE -- 6.9%
   Adobe Systems, Inc.*                               3,100           110,329
   BMC Software, Inc.*                                1,400            45,528
   CA, Inc.                                           3,500            78,750
   Citrix Systems, Inc.*                              6,400           187,712
   Microsoft Corp.                                   61,800         1,753,884
   Oracle Corp.*                                     19,400           379,464
                                                                  -----------
                                                                    2,555,667
                                                                  -----------
  TOTAL INFORMATION TECHNOLOGY                                      9,444,924
                                                                  -----------
  MATERIALS -- 3.7%
   CHEMICALS -- 1.5%
   Celanese Corp. - Series A                          2,400            93,720
   Monsanto Co.                                       2,800           312,200
   Praxair, Inc.                                      1,500           126,345
   The Mosaic Co.*                                      300            30,780
                                                                  -----------
                                                                      563,045
                                                                  -----------
   CONSTRUCTION MATERIALS -- 0.2%
   Vulcan Materials Co.                               1,300            86,320
                                                                  -----------
   CONTAINERS & PACKAGING -- 0.8%
   Crown Holdings, Inc.*                             12,200           306,952
                                                                  -----------
   METALS & MINING -- 1.2%
   Cleveland-Cliffs, Inc.                               400            47,928
   Freeport-McMoRan Copper & Gold, Inc. - Class B     3,900           375,258
                                                                  -----------
                                                                      423,186
                                                                  -----------
  TOTAL MATERIALS                                                   1,379,503
                                                                  -----------
  TELECOMMUNICATION SERVICES -- 0.3%
   WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
   American Tower Corp. - Class A*                    3,300           129,393
                                                                  -----------
  TOTAL TELECOMMUNICATION SERVICES                                    129,393
                                                                  -----------
  UTILITIES -- 1.8%
   ELECTRIC UTILITIES -- 0.5%
   Allegheny Energy, Inc.                             3,700           186,850
                                                                  -----------
   GAS UTILITIES -- 0.3%
   Equitable Resources, Inc.                          2,200           129,580
                                                                  -----------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.0%
   AES Corp.*                                        15,100           251,717
   NRG Energy, Inc.*                                  2,900           113,071
                                                                  -----------
                                                                      364,788
                                                                  -----------
  TOTAL UTILITIES                                                     681,218
                                                                  -----------
  TOTAL COMMON STOCK
   (Cost $37,477,610)                                              36,911,308
                                                                  -----------
SHORT-TERM INVESTMENTS -- 0.1%
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Series                15,248            15,248

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Large-Cap Growth Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------

   BlackRock Liquidity Funds TempFund
     Portfolio - Institutional Series                15,248       $    15,248
                                                                  -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $30,496)                                                      30,496
                                                                  -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $37,508,106)(1)                                           $36,941,804
                                                                  -----------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                          22,940
                                                                  -----------
NET ASSETS -- 100.0%                                              $36,964,744
                                                                  ===========

*    Non-income producing security.
(1) The cost for Federal income tax purposes is $37,527,427. At March 31, 2008 net unrealized depreciation was $585,623. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,149,710, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,735,333.

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Large-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
  (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
COMMON STOCK -- 99.8%
  CONSUMER DISCRETIONARY -- 6.0%
   DISTRIBUTORS -- 0.4%
   Genuine Parts Co.                                  3,200       $   128,704
                                                                  -----------
   HOTELS, RESTAURANTS & LEISURE -- 3.0%
   Carnival Corp.                                     4,900           198,352
   McDonald's Corp.                                  11,900           663,663
                                                                  -----------
                                                                      862,015
                                                                  -----------
   HOUSEHOLD DURABLES -- 2.0%
   NVR, Inc.*(1)                                        500           298,750
   Snap-On, Inc.                                      5,800           294,930
                                                                  -----------
                                                                      593,680
                                                                  -----------
   MEDIA -- 0.6%
   Central European Media Enterprises,
     Ltd. - Class A*                                  2,100           178,983
                                                                  -----------
  TOTAL CONSUMER DISCRETIONARY                                      1,763,382
                                                                  -----------
  CONSUMER STAPLES -- 10.0%
   FOOD PRODUCTS -- 3.1%
   Archer-Daniels-Midland Co.                        12,100           498,036
   Kellogg Co.                                        2,600           136,656
   Kraft Foods, Inc. - Class A                        8,957           277,756
                                                                  -----------
                                                                      912,448
                                                                  -----------
   HOUSEHOLD PRODUCTS -- 3.0%
   Church & Dwight Co., Inc.                          3,300           178,992
   Kimberly-Clark Corp.                               7,600           490,580
   Procter & Gamble Co.                               2,900           203,203
                                                                  -----------
                                                                      872,775
                                                                  -----------
   TOBACCO -- 3.9%
   Altria Group, Inc.                                 9,800           217,560
   Philip Morris International, Inc.*                 9,800           495,684
   Reynolds American, Inc.                            7,200           425,016
                                                                  -----------
                                                                    1,138,260
                                                                  -----------
  TOTAL CONSUMER STAPLES                                            2,923,483
                                                                  -----------
  ENERGY -- 19.7%
   ENERGY EQUIPMENT & SERVICES -- 0.3%
   SEACOR Holdings, Inc.*                             1,000            85,360
                                                                  -----------
   OIL, GAS & CONSUMABLE FUELS -- 19.4%
   Apache Corp.                                       1,400           169,148
   ChevronTexaco Corp.                               10,024           855,649
   ConocoPhillips                                     7,200           548,712
   EOG Resources, Inc.                                1,800           216,000
   Exxon Mobil Corp.(1)                              25,503         2,157,044
   Forest Oil Corp.*                                  7,700           376,992
   Hess Corp.                                           600            52,908
   Marathon Oil Corp.                                 7,000           319,200
   Noble Energy, Inc.                                 6,600           480,480
   Spectra Energy Corp.                               3,850            87,587
   Valero Energy Corp.                                2,400           117,864
   W&T Offshore, Inc.                                 8,500           289,935
                                                                  -----------
                                                                    5,671,519
                                                                  -----------
  TOTAL ENERGY                                                      5,756,879
                                                                  -----------
  FINANCIALS -- 26.6%
   CAPITAL MARKETS -- 1.4%
   BlackRock, Inc.                                    2,000           408,360
                                                                  -----------
   COMMERCIAL BANKS -- 3.2%
   U.S. Bancorp                                      20,900           676,324
   Wells Fargo & Co.                                  8,500           247,350
                                                                  -----------
                                                                      923,674
                                                                  -----------


                                                     SHARES          VALUE
                                                     ------       -----------
   DIVERSIFIED FINANCIAL SERVICES -- 5.3%
   Bank of America Corp.(1)                          14,000       $   530,740
   Citigroup, Inc.                                    4,000            85,680
   JPMorgan Chase & Co.                               9,979           428,598
   Leucadia National Corp.                           10,400           470,288
   The Nasdaq Stock Market, Inc.*                       900            34,794
                                                                  -----------
                                                                    1,550,100
                                                                  -----------
   INSURANCE -- 13.6%
   Alleghany Corp.*                                   1,326           452,829
   Assurant, Inc.                                     2,000           121,720
   Chubb Corp.                                        9,200           455,216
   Hartford Financial Services Group, Inc.            6,200           469,774
   Lincoln National Corp.                             8,070           419,640
   Loews Corp.                                        9,600           386,112
   Markel Corp.*                                        300           131,991
   MetLife, Inc.(1)                                   9,300           560,418
   The Travelers Cos., Inc.                          11,800           564,630
   Wesco Financial Corp.                              1,050           424,200
                                                                  -----------
                                                                    3,986,530
                                                                  -----------
   REAL ESTATE INVESTMENT TRUSTS -- 0.9%
   AvalonBay Communities, Inc.                        2,900           279,908
                                                                  -----------
   THRIFTS & MORTGAGE FINANCE -- 2.2%
   Capitol Federal Financial(1)                       7,900           296,092
   People's United Financial, Inc.                   20,000           346,200
                                                                  -----------
                                                                      642,292
                                                                  -----------
  TOTAL FINANCIALS                                                  7,790,864
                                                                  -----------
  HEALTH CARE -- 5.0%
   BIOTECHNOLOGY -- 3.2%
   Biogen Idec, Inc.*                                 7,800           481,182
   Millennium Pharmaceuticals, Inc.*                 29,200           451,432
                                                                  -----------
                                                                      932,614
                                                                  -----------
   HEALTH CARE PROVIDERS & SERVICES -- 0.3%
   CIGNA Corp.                                        2,300            93,311
                                                                  -----------
   PHARMACEUTICALS -- 1.5%
   Pfizer, Inc.                                      13,900           290,927
   Wyeth                                              3,700           154,512
                                                                  -----------
                                                                      445,439
                                                                  -----------
  TOTAL HEALTH CARE                                                 1,471,364
                                                                  -----------
  INDUSTRIALS -- 9.7%
   AEROSPACE & DEFENSE -- 1.5%
   Precision Castparts Corp.                          4,000           408,320
   Raytheon Co.                                         400            25,844
                                                                  -----------
                                                                      434,164
                                                                  -----------
   COMMERCIAL SERVICES & SUPPLIES -- 0.7%
   Copart, Inc.*                                      3,400           131,784
   Equifax, Inc.                                      2,500            86,200
                                                                  -----------
                                                                      217,984
                                                                  -----------
   CONSTRUCTION & ENGINEERING -- 0.0%
   The Shaw Group, Inc.*                                100             4,714
                                                                  -----------
   INDUSTRIAL CONGLOMERATES -- 4.9%
   General Electric Co.                              38,500         1,424,885
                                                                  -----------
   MACHINERY -- 2.6%
   AGCO Corp.*                                        5,500           329,340
   Dover Corp.                                        1,900            79,382
   Flowserve Corp.                                    2,100           219,198


     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Large-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
   Illinois Tool Works, Inc.                          2,500       $   120,575
                                                                  -----------
                                                                      748,495
                                                                  -----------
  TOTAL INDUSTRIALS                                                 2,830,242
                                                                  -----------
  INFORMATION TECHNOLOGY -- 2.8%
   COMPUTERS & PERIPHERALS -- 1.7%
   International Business Machines Corp.              1,400           161,196
   Western Digital Corp.*                            13,100           354,224
                                                                  -----------
                                                                      515,420
                                                                  -----------
   OFFICE ELECTRONICS -- 1.1%
   Xerox Corp.                                       21,000           314,370
                                                                  -----------
  TOTAL INFORMATION TECHNOLOGY                                        829,790
                                                                  -----------
  MATERIALS -- 7.5%
   CHEMICALS -- 4.8%
   Air Products & Chemicals, Inc.                     1,200           110,400
   Airgas, Inc.                                       1,900            86,393
   FMC Corp.                                          8,000           443,920
   PPG Industries, Inc.                                 900            54,459
   The Dow Chemical Co.                               5,800           213,730
   The Lubrizol Corp.                                 4,300           238,693
   The Mosaic Co.*                                    2,300           235,980
                                                                  -----------
                                                                    1,383,575
                                                                  -----------
   CONTAINERS & PACKAGING -- 1.4%
   Crown Holdings, Inc.*                             16,600           417,656
                                                                  -----------
   METALS & MINING -- 1.3%
   Nucor Corp.                                        3,800           257,412
   United States Steel Corp.(1)                       1,000           126,870
                                                                  -----------
                                                                      384,282
                                                                  -----------
  TOTAL MATERIALS                                                   2,185,513
                                                                  -----------
  TELECOMMUNICATION SERVICES -- 6.0%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.1%
   AT&T, Inc.                                        21,200           811,960
   Verizon Communications, Inc.                      18,800           685,260
                                                                  -----------
                                                                    1,497,220
                                                                  -----------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
   Telephone & Data Systems, Inc.                     1,200            47,124
   U.S. Cellular Corp.*                               3,500           192,500
                                                                  -----------
                                                                      239,624
                                                                  -----------
  TOTAL TELECOMMUNICATION SERVICES                                  1,736,844
                                                                  -----------
  UTILITIES -- 6.5%
   ELECTRIC UTILITIES -- 4.3%
   FirstEnergy Corp.                                  5,900           404,858
   PPL Corp.                                          8,400           385,728
   Sierra Pacific Resources Corp.                    28,400           358,692
   Southern Co.                                       3,400           121,074
                                                                  -----------
                                                                    1,270,352
                                                                  -----------
   GAS UTILITIES -- 1.7%
   Energen Corp.                                      1,100            68,530
   Equitable Resources, Inc.(1)                       7,200           424,080
                                                                  -----------
                                                                      492,610
                                                                  -----------
   MULTI-UTILITIES -- 0.5%
   CenterPoint Energy, Inc.                           9,800           139,846
                                                                  -----------
  TOTAL UTILITIES                                                   1,902,808
                                                                  -----------
  TOTAL COMMON STOCK
    (Cost $25,958,513)                                             29,191,169
                                                                  -----------


                                                     SHARES          VALUE
                                                     ------       -----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
  FOR LOANED SECURITIES
  INSTITUTIONAL MONEY MARKET TRUST
   Institutional Money Market
   Trust, 3.26%, 04/01/08                         2,624,249       $ 2,624,249
                                                                  -----------
  MASTER NOTE
   Citigroup, 3.10%, 04/01/08                       498,475           498,475
                                                                  -----------
  TOTAL MASTER NOTE                                                   498,475
                                                                  -----------
  MONEY MARKET FUNDS
   PNC Bank Money Market,
   2.00%, 04/01/08                                   47,525            47,525
                                                                  -----------
  TOTAL MONEY MARKET FUNDS                                             47,525
                                                                  -----------
  TOTAL SHORT-TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (Cost $3,170,249)(3)                                             3,170,249
                                                                  -----------
TOTAL INVESTMENTS -- 110.6%
   (Cost $29,128,762)+                                            $32,361,418(2)
LIABILITIES IN EXCESS OF OTHER ASSETS -- (10.6)%                   (3,104,827)
                                                                  -----------
NET ASSETS -- 100.0%                                              $29,256,591
                                                                  ===========

*    Non-income producing security.
+ The cost for Federal income tax purposes is $29,136,440. At March 31, 2008, net unrealized appreciation was $3,224,978. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,385,096 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,160,118.
(1)  Security partially or fully on loan.
(2) At March 31, 2008, the market value of securities on loan for the Large-Cap Value Fund was $3,101,950.
(3)  Cost for Federal income tax purposes.

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Small-Cap Core Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
COMMON STOCK -- 94.5%
 CONSUMER DISCRETIONARY -- 12.1%
   AUTO COMPONENTS -- 1.2%
   ArvinMeritor, Inc.                                12,800       $   160,128
   Tenneco, Inc.*                                     1,600            44,704
                                                                  -----------
                                                                      204,832
                                                                  -----------
   AUTOMOBILES -- 0.4%
   Thor Industries, Inc.(1)                           2,500            74,425
                                                                  -----------
   DISTRIBUTORS -- 0.1%
   LKQ Corp.*                                         1,200            26,964
                                                                  -----------
   DIVERSIFIED CONSUMER SERVICES -- 0.8%
   DeVry, Inc.                                          200             8,368
   Matthews International Corp. - Class A             1,300            62,725
   Strayer Education, Inc.                              500            76,250
                                                                  -----------
                                                                      147,343
                                                                  -----------
   HOTELS, RESTAURANTS & LEISURE -- 2.9%
   AFC Enterprises, Inc.*                             1,930            17,351
   Bally Technologies, Inc.*                          1,100            37,774
   Darden Restaurants, Inc.                           3,630           118,156
   Texas Roadhouse, Inc.*                             7,460            73,108
   The Cheesecake Factory, Inc.*                      4,140            90,211
   Vail Resorts, Inc.*                                1,600            77,264
   WMS Industries, Inc.*                              3,085           110,967
                                                                  -----------
                                                                      524,831
                                                                  -----------
   INTERNET & CATALOG RETAIL -- 0.1%
   Priceline.com, Inc.*                                 100            12,086
                                                                  -----------
   LEISURE EQUIPMENT & PRODUCTS -- 0.8%
   Callaway Golf Co.                                  9,780           143,570
                                                                  -----------
   MEDIA -- 1.6%
   Interactive Data Corp.                             3,990           113,595
   Journal Communications, Inc. -  Class A           11,466            84,619
   Lodgenet Entertainment Corp.*                        900             5,481
   Morningstar, Inc.*                                 1,200            73,620
                                                                  -----------
                                                                      277,315
                                                                  -----------
   MULTILINE RETAIL -- 0.4%
   Dollar Tree, Inc.*                                 2,785            76,838
                                                                  -----------
   SPECIALTY RETAIL -- 2.9%
   Dress Barn, Inc.*                                  8,000           103,520
   PetSmart, Inc.                                     1,985            40,573
   Stage Stores, Inc.                                 5,507            89,214
   The Gymboree Corp.*                                1,950            77,766
   Tween Brands, Inc.*                                8,209           203,091
                                                                  -----------
                                                                      514,164
                                                                  -----------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
   Deckers Outdoor Corp.*                               200            21,564
   Unifirst Corp.                                     1,300            48,217
   Wolverine World Wide, Inc.                         2,955            85,725
                                                                  -----------
                                                                      155,506
                                                                  -----------
 TOTAL CONSUMER DISCRETIONARY                                       2,157,874
                                                                  -----------
 CONSUMER STAPLES -- 3.6%
  BEVERAGES -- 0.2%
   Central European Distribution Corp.*                 700            40,733
                                                                  -----------
 FOOD & STAPLES RETAILING -- 0.3%
   Great Atlantic & Pacific Tea Co., Inc.*              320             8,390




                                                     SHARES          VALUE
                                                     ------       -----------
   United Natural Foods, Inc.*                        2,372       $    44,380
                                                                  -----------
                                                                       52,770
                                                                  -----------
 FOOD PRODUCTS -- 2.3%
   Chiquita Brands International, Inc.*               2,100            48,531
   Corn Products International, Inc.                    770            28,598
   Fresh Del Monte Produce, Inc.*                     2,030            73,892
   Lance, Inc.                                        6,000           117,600
   Ralcorp Holdings, Inc.*                            2,600           151,190
                                                                  -----------
                                                                      419,811
                                                                  -----------
   PERSONAL PRODUCTS -- 0.8%
   Herbalife, Ltd.                                    2,860           135,850
                                                                  -----------
  TOTAL CONSUMER STAPLES                                              649,164
                                                                  -----------
  ENERGY -- 6.2%
   ENERGY EQUIPMENT & SERVICES -- 2.5%
   Atwood Oceanics, Inc.*                               200            18,344
   Core Laboratories N.V.*                              400            47,720
   Exterran Holdings, Inc.*                           1,645           106,168
   ornbeck Offshore
   H Services, Inc.*                                  1,965            89,742
   Pioneer Drilling Co.*                                200             3,186
   Unit Corp.*                                        2,100           118,965
   W-H Energy Services, Inc.*                           500            34,425
   Willbros Group, Inc.*                                800            24,480
                                                                  -----------
                                                                      443,030
                                                                  -----------
   OIL, GAS & CONSUMABLE FUELS -- 3.7%
   Apco Argentina, Inc.                                 100             2,597
   Arena Resources, Inc.*                               815            31,548
   Atlas America, Inc.                                  900            54,396
   Bill Barret Corp.*                                   800            37,800
   Bois d'Arc Energy, Inc.*                           1,600            34,384
   Carrizo Oil & Gas, Inc.*                             600            35,562
   Encore Acquisition Co.*                              200             8,056
   FX Energy, Inc.*                                     400             1,704
   Petrohawk Energy Corp.*                            1,200            24,204
   Petroleum Development Corp.*                       1,640           113,603
   Petroquest Energy, Inc.*                           1,000            17,340
   Range Resources Corp.                              2,251           142,826
   Swift Energy Co.*                                    200             8,998
   Toreador Resources Corp.*                          1,400            10,892
   Warren Resources, Inc.*                            6,210            73,713
   Whiting Petroleum Corp.*                             900            58,185
                                                                  -----------
                                                                      655,808
                                                                  -----------
  TOTAL ENERGY                                                      1,098,838
                                                                  -----------
  FINANCIALS -- 12.0%
   CAPITAL MARKETS -- 1.7%
   Affiliated Managers Group, Inc.*                   1,445           131,119
   GFI Group, Inc.                                      700            40,110
   optionsXpress Holdings, Inc.                       1,865            38,624
   Stifel Financial Corp.*                            1,900            85,310
                                                                  -----------
                                                                      295,163
                                                                  -----------
   COMMERCIAL BANKS -- 3.8%
   Bancfirst Corp.                                      900            41,202
   Bank of Hawaii Corp.                               2,000            99,120
   Cullen/Frost Bankers, Inc.                         2,100           111,384
   CVB Financial Corp.                                8,700            90,567
   First Community Bancshares, Inc.                     500            18,210
   Hancock Holding Co.                                1,300            54,626

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Small-Cap Core Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
   Investors Bancorp, Inc.*                          13,000       $   199,550
   Prosperity Bancshares, Inc.                          900            25,794
   Webster Financial Corp.                            1,200            33,444
                                                                  -----------
                                                                      673,897
                                                                  -----------
   CONSUMER FINANCE -- 0.1%
   Cash America International, Inc.                     700            25,480
                                                                  -----------
   INSURANCE -- 2.8%
   LandAmerica Financial Group, Inc.                  2,700           106,569
   Max Capital Group, Ltd.                            3,300            86,427
   Navigators Group, Inc.*                            1,040            56,576
   Odyssey Re Holdings Corp.                          1,900            69,825
   ProAssurance Corp.*                                  900            48,447
   Protective Life Corp.                              3,300           133,848
                                                                  -----------
                                                                      501,692
                                                                  -----------
   REAL ESTATE INVESTMENT TRUSTS -- 1.4%
   Alexander's, Inc.*                                   100            35,450
   Alexandria Real Estate Equities, Inc.              1,000            92,720
   Dupont Fabros Technology, Inc.                     3,800            62,662
   National Retail Properties, Inc.                   2,670            58,874
                                                                  -----------
                                                                      249,706
                                                                  -----------
   THRIFTS & MORTGAGE FINANCE -- 2.2%
   Astoria Financial Corp.                            4,900           133,084
   Brookline Bancorp, Inc.                           14,000           160,720
   NewAlliance Bancshares, Inc.                       7,400            90,724
                                                                  -----------
                                                                      384,528
                                                                  -----------
  TOTAL FINANCIALS                                                  2,130,466
                                                                  -----------
  HEALTH CARE -- 14.1%
   BIOTECHNOLOGY -- 2.7%
   Alexion Pharmaceuticals, Inc.*                       500            29,650
   Allos Therapeutics, Inc.*                         10,700            65,056
   Applera Corp. - Celera Group*                      4,880            71,736
   BioMarin Pharmaceutical, Inc.*                     3,600           127,332
   Celgene Corp.*                                        83             5,087
   Cepheid, Inc.*                                     1,600            39,024
   Cubist Pharmaceuticals, Inc.*                      4,800            88,416
   Isis Pharmaceuticals, Inc.*                        1,600            22,576
   United Therapeutics Corp.*                           410            35,547
                                                                  -----------
                                                                      484,424
                                                                  -----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
   Abaxis, Inc.*                                        200             4,634
   Cyberonics, Inc.*                                  7,200           104,400
   Edwards Lifesciences Corp.*                        3,000           133,650
   Haemonetics Corp.*                                   300            17,874
   Hologic, Inc.*                                       100             5,560
   IDEXX Laboratories, Inc.*                          1,765            86,944
   Immucor, Inc.*                                     2,805            59,859
   Merit Medical Systems, Inc.*                       3,400            53,822
   Orthofix International N.V.*                         400            15,908
   The Cooper Cos., Inc.                              3,100           106,733
   Zoll Medical Corp.*                                  400            10,636
                                                                  -----------
                                                                      600,020
                                                                  -----------
   HEALTH CARE PROVIDERS & SERVICES -- 4.5%
   AMERIGROUP Corp.*                                    400            10,932
   Brookdale Senior Living, Inc.                      2,130            50,907
   Cardionet, Inc.*                                   1,845            33,191
   Chemed Corp.                                       1,695            71,529
   HealthExtras, Inc.*                                  470            11,675
   Healthspring, Inc.*                                2,535            35,693


                                                     SHARES          VALUE
                                                     ------       -----------
   Healthways, Inc.*                                  1,670       $    59,018
   HMS Holdings Corp.*                                1,615            46,108
   InVentiv Health, Inc.*                             2,400            69,144
   LHC Group, Inc.*                                   3,030            50,904
   Molina Healthcare*                                   980            23,932
   Pediatrix Medical Group, Inc.*                     2,125           143,225
   PharMerica Corp.*                                  2,745            45,485
   PSS World Medical, Inc.*                           6,260           104,291
   Psychiatric Solutions, Inc.*                       1,435            48,675
                                                                  -----------
                                                                      804,709
                                                                  -----------
   HEALTH CARE TECHNOLOGY -- 1.2%
   Cerner Corp.*                                      2,100            78,288
   Eclipsys Corp.*                                      200             3,922
   Omnicell, Inc.*                                    6,130           123,213
                                                                  -----------
                                                                      205,423
                                                                  -----------
   LIFE SCIENCES TOOLS & SERVICES -- 2.2%
   Bio-Rad Laboratories,  Inc.*                         455            40,472
   Bruker BioSciences Corp.*                            400             6,156
   Illumina, Inc.*                                    2,495           189,371
   PARAXEL International Corp.*                       2,080            54,288
   Pharmaceutical Product Development, Inc.           2,450           102,655
                                                                  -----------
                                                                      392,942
                                                                  -----------
   PHARMACEUTICALS -- 0.1%
   Perrigo Co.                                          300            11,319
   Vivus, Inc.*                                       1,400             8,442
                                                                  -----------
                                                                       19,761
                                                                  -----------
  TOTAL HEALTH CARE                                                 2,507,279
                                                                  -----------
  INDUSTRIALS -- 21.6%
   AEROSPACE & DEFENSE -- 2.1%
   AAR Corp.*                                         4,070           110,989
   BE Aerospace, Inc.*                                1,130            39,493
   Hexcel Corp.*                                      5,500           105,105
   Ladish Co., Inc.*                                    785            28,260
   Moog, Inc. - Class A*                              2,255            95,184
                                                                  -----------
                                                                      379,031
                                                                  -----------
   COMMERCIAL SERVICES & SUPPLIES -- 6.9%
   Casella Waste Systems, Inc.*                       5,266            57,557
   Clean Harbors, Inc.*                               1,660           107,900
   Energy Solutions, Inc.                             2,155            49,436
   FTI Consulting, Inc.*                                100             7,104
   G & K Services, Inc. - Class A                     4,292           152,838
   Herman Miller, Inc.                                2,055            50,491
   Innerworkings, Inc.*                               3,455            48,474
   Knoll, Inc.                                        4,635            53,488
   Korn/Ferry International, Inc.*                    7,100           119,990
   Mine Safety Appliances Co.                         1,665            68,581
   Rollins, Inc.                                      1,800            31,842
   Teletech Holdings, Inc.*                           5,500           123,530
   The Advisory Board Co.*                            2,125           116,748
   Waste Connections, Inc.*                           4,600           141,404
   Watson Wyatt Worldwide, Inc.                       1,600            90,800
                                                                  -----------
                                                                    1,220,183
                                                                  -----------
   CONSTRUCTION & ENGINEERING -- 0.1%
   Perini Corp.*                                        400            14,492
                                                                  -----------
   ELECTRICAL EQUIPMENT -- 3.9%
   American Superconductor Co.*                         400             9,276
   Belden, Inc.                                       2,150            75,938
   Energy Conversion Devices, Inc.*                   3,245            97,026

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Small-Cap Core Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
   EnerSys, Inc.*                                     6,645       $   158,948
   Evergreen Solar, Inc.*                             4,435            41,112
   General Cable Corp.*                                 970            57,298
   II-VI, Inc.*                                         500            18,990
   Regal-Beloit Corp.                                 4,409           161,502
   Superior Essex, Inc.*                              2,975            83,657
                                                                  -----------
                                                                      703,747
                                                                  -----------
   INDUSTRIAL CONGLOMERATES -- 0.1%
   Walter Industries, Inc.                              300            18,789
                                                                  -----------
   MACHINERY -- 3.9%
   Barnes Group, Inc.                                 5,900           135,405
   Blount International, Inc.*                        7,050            87,209
   Bucyrus International, Inc. - Class A                700            71,155
   Clarcor, Inc.                                        800            28,440
   Commercial Vehicle Group,Inc.*                     5,000            49,550
   ESCO Technologies, Inc.*                           1,195            47,465
   Kaydon Corp.(1)                                    3,153           138,448
   Robbins & Myers, Inc.                              1,400            45,710
   Titan International, Inc.                          1,900            58,159
   Valmont Industries, Inc.                             300            26,367
                                                                  -----------
                                                                      687,908
                                                                  -----------
   MARINE -- 0.9%
   Kirby Corp.*                                       2,830           161,310
                                                                  -----------
   ROAD & RAIL -- 1.3%
   Genesee & Wyoming, Inc. - Class A*                 1,350            46,440
   Landstar System, Inc.                              1,760            91,801
   Old Dominion Freight Line, Inc.*                     935            29,761
   Vitran Corp.*                                      4,200            59,934
                                                                  -----------
                                                                      227,936
                                                                  -----------
   TRADING COMPANIES & DISTRIBUTORS -- 2.4%
   Beacon Roofing Supply, Inc.*                       1,295            12,950
   Electro Rent Corp.                                 5,840            88,476
   Interline Brands, Inc.*                            8,173           151,609
   Watsco, Inc.                                       1,635            67,722
   WESCO International, Inc.*                         2,900           105,821
                                                                  -----------
                                                                      426,578
                                                                  -----------
  TOTAL INDUSTRIALS                                                 3,839,974
                                                                  -----------
  INFORMATION TECHNOLOGY -- 16.1%
   COMMUNICATIONS EQUIPMENT -- 1.6%
   Alvarion, Ltd.*                                    1,860            13,485
   Arris Group, Inc.*                                 9,900            57,618
   Blue Coat Systems, Inc.*                             500            11,020
   Ceragon Networks, Ltd.*                            1,955            18,475
   CommScope, Inc.*                                   1,710            59,559
   Foundry Networks, Inc.*                            1,000            11,580
   Harmonic, Inc.*                                   10,000            76,000
   MasTec, Inc.*                                      1,490            12,233
   Radware, Ltd.*                                     3,060            31,273
                                                                  -----------
                                                                      291,243
                                                                  -----------
   COMPUTERS & PERIPHERALS -- 0.6%
   Data Domain, Inc.*                                 2,090            49,742
   Novatel Wireless, Inc.*                            2,735            26,475
   STEC, Inc.*                                        5,700            35,283
   Synaptics, Inc.*                                     100             2,388
                                                                  -----------
                                                                      113,888
                                                                  -----------


                                                     SHARES          VALUE
                                                     ------       -----------

   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.9%
   Anixter International, Inc.*                         885       $    56,675
   Checkpoint Systems, Inc.*                          4,700           126,195
   FLIR Systems, Inc.*                                  500            15,045
   Insight Enterprises, Inc.*                         9,280           162,400
   Itron, Inc.*                                         750            67,672
   Mellanox Technologies, Ltd.*                       3,510            48,894
   OSI Systems, Inc.*                                 2,835            65,262
   Plexus Corp.*                                      1,495            41,935
   Woodward Governor Co.                              3,940           105,277
                                                                  -----------
                                                                      689,355
                                                                  -----------
   INTERNET SOFTWARE & SERVICES -- 2.5%
   Ariba, Inc.*                                       6,240            60,278
   Equinix, Inc.*                                     1,985           131,983
   Interwoven, Inc.*                                  8,427            90,000
   Skillsoft PLC Sponsored ADR*                      11,325           118,573
   Sohu.com, Inc.*                                      800            36,104
                                                                  -----------
                                                                      436,938
                                                                  -----------
   IT SERVICES -- 2.6%
   Alliance Data Systems Corp.*                         710            33,732
   Cass Information Systems, Inc.                     1,500            47,340
   CyberSource Corp.*                                 5,800            84,738
   ExlService Holdings, Inc.*                         3,010            69,110
   Global Payments, Inc.                              4,510           186,534
   RightNow Technologies, Inc.*                       3,435            40,876
                                                                  -----------
                                                                      462,330
                                                                  -----------
   OFFICE ELECTRONICS -- 0.4%
   Zebra Technologies Corp.  - Class A*               2,070            68,972
                                                                  -----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.9%
   ANADIGICS, Inc.*                                   4,929            32,334
   Hittite Microwave Corp.*                             885            33,117
   Microsemi Corp.*                                   3,845            87,666
   Pericom Semiconductor Corp.*                       4,400            64,592
   Sigma Designs, Inc.*                                 600            13,602
   Veeco Instruments, Inc.*(1)                        5,800            96,454
                                                                  -----------
                                                                      327,765
                                                                  -----------
   SOFTWARE -- 2.6%
   ACI Worldwide, Inc.*(1)                            5,800           115,536
   Ansoft Corp.*                                      2,145            65,465
   ANSYS, Inc.*                                       2,700            93,204
   ArcSight, Inc.*                                    3,525            24,358
   Concur Technologies, Inc.*                           900            27,945
   MICROS Systems, Inc.*                              3,225           108,554
   Perfect World Co., Ltd. - ADR*                       360             8,176
   Take-Two Interactive Software, Inc.*                 200             5,104
   Vasco Data Security International, Inc.*           1,580            21,614
                                                                  -----------
                                                                      469,956
                                                                  -----------
  TOTAL INFORMATION TECHNOLOGY                                      2,860,447
                                                                  -----------
  MATERIALS -- 6.1%
   CHEMICALS -- 2.1%
   Airgas, Inc.                                       3,925           178,470
   Hercules, Inc.                                     1,600            29,264
   OM Group, Inc.*                                    1,200            65,448
   Rockwood Holdings, Inc.*                           2,800            91,756
   Terra Industries, Inc.*                              200             7,106
                                                                  -----------
                                                                      372,044
                                                                  -----------


     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Small-Cap Core Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
   CONSTRUCTION MATERIALS -- 0.2%
   Texas Industries, Inc.                               600       $    36,066
                                                                  -----------
   CONTAINERS & PACKAGING -- 1.5%
   Greif Corp. - Class A                              3,462           235,174
   Silgan Holdings, Inc.                                540            26,800
                                                                  -----------
                                                                      261,974
                                                                  -----------
   METALS & MINING -- 2.3%
   A.M. Castle & Co.                                  2,180            58,860
   AK Steel Holding Corp.                               670            36,461
   Apex Silver Mines, Ltd.*                             900            10,908
   Century Aluminum Co.*                              1,200            79,488
   Commercial Metals Co.                              2,790            83,616
   Compass Minerals International, Inc.               1,820           107,344
   Hecla Mining Co.*                                    600             6,696
   Pan American Silver Corp.*                           795            30,504
                                                                  -----------
                                                                      413,877
                                                                  -----------
  TOTAL MATERIALS                                                   1,083,961
                                                                  -----------
  TELECOMMUNICATION SERVICES -- 0.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
   Cincinnati Bell, Inc.*                             6,100            25,986
   Globalstar, Inc.*                                  3,070            22,380
                                                                  -----------
                                                                       48,366
                                                                  -----------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
   Clearwire Corp. - Class A*                         5,850            86,639
                                                                  -----------
  TOTAL TELECOMMUNICATION SERVICES                                    135,005
                                                                  -----------
  UTILITIES -- 1.9%
   ELECTRIC UTILITIES -- 1.6%
   Cleco Corp.                                        4,900           108,682
   El Paso Electric Co.*                              5,838           124,758
   NorthWestern Corp.                                 2,100            51,177
                                                                  -----------
                                                                      284,617
                                                                  -----------
   GAS UTILITIES -- 0.3%
   Nicor, Inc.                                        1,300            43,563
   Ormat Technologies, Inc.                             300            12,903
   Southern Union Co.                                    --                11
                                                                  -----------
                                                                       56,477
                                                                  -----------
  TOTAL UTILITIES                                                     341,094
                                                                  -----------
  TOTAL COMMON STOCK
   (Cost $15,823,971)                                              16,804,102
                                                                  -----------

 EXCHANGE-TRADED FUNDS -- 3.3%
   i Shares Russell 2000 Growth Index Fund            4,922           358,519
   i Shares Russell 2000  Value Index Fund            3,546           232,511
                                                                  -----------
  TOTAL EXCHANGE-TRADED FUNDS
   (Cost $582,586)                                                    591,030
                                                                  -----------

 SHORT-TERM INVESTMENTS -- 2.4%
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Series                           218,154           218,154


                                                     SHARES          VALUE
                                                     ------       -----------
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Series                           218,152       $   218,152
                                                                  -----------

  TOTAL SHORT-TERM INVESTMENTS
   (Cost $436,306)                                                    436,306
                                                                  -----------

 SHORT-TERM INVESTMENT HELD AS COLLATERAL
 FOR LOANED SECURITIES -- 1.2%
  Institutional Money Market Trust
   (Cost $206,352)                                  206,352           206,352
                                                                  -----------

 TOTAL INVESTMENTS -- 101.4%
  (Cost $17,049,215)+                                             $18,037,790(2)
 LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.4)%                     (254,411)
                                                                  -----------
 NET ASSETS -- 100.0%                                             $17,783,379
                                                                  ===========

*    Non-income producing security.
+ The cost for Federal income tax purposes is $17,534,714. At March 31, 2008, net unrealized appreciation was $503,077. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,269,574, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,766,497.
(1)  Security partially or fully on loan.
(2) At March 31, 2008, the market value of securities on loan for the Small-Cap Core Fund was $193,272.
(3)  Cost for Federal income tax purposes.
 ADR -- American Depository Receipt

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Small-Cap Growth Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Net Assets)

--------------------------------------------------------------------------------

                                                     SHARES         VALUE
                                                     ------       ----------
COMMON STOCK -- 99.8%
 CONSUMER DISCRETIONARY -- 10.8%
  AUTO COMPONENTS -- 0.9%
  Tenneco, Inc.*                                        850       $   23,749
                                                                  ----------
  DIVERSIFIED CONSUMER SERVICES -- 2.1%
  DeVry, Inc.                                           150            6,276
  Matthews International Corp. - Class A                330           15,922
  Pre-Paid Legal Services, Inc.*                        280           11,875
  Strayer Education, Inc.                               120           18,300
                                                                  ----------
                                                                      52,373
                                                                  ----------
  HOTELS, RESTAURANTS & LEISURE -- 2.2%
  Bally Technologies, Inc.*                             330           11,332
  Life Time Fitness, Inc.*                              160            4,994
  Sonic Corp.*                                          760           16,751
  Vail Resorts, Inc.*                                   370           17,867
  WMS Industries, Inc.*                                 130            4,676
                                                                  ----------
                                                                      55,620
                                                                  ----------
  INTERNET & CATALOG RETAIL -- 1.4%
  Netflix, Inc.*                                        350           12,128
  Priceline.com, Inc.*                                  180           21,755
  Systemax, Inc.                                        140            1,688
                                                                  ----------
                                                                      35,571
                                                                  ----------
  LEISURE EQUIPMENT & PRODUCTS -- 0.1%
  Polaris Industries, Inc.                               90            3,691
                                                                  ----------
  MEDIA -- 1.9%
  Morningstar, Inc.*                                    790           48,466
                                                                  ----------
  SPECIALTY RETAIL -- 0.8%
  GameStop Corp. - Class A*                             320           16,547
  The Buckle, Inc.                                       70            3,131
                                                                  ----------
                                                                      19,678
                                                                  ----------
  TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
  Cherokee, Inc.                                        240            8,081
  Deckers Outdoor Corp.*                                250           26,955
                                                                  ----------
                                                                      35,036
                                                                  ----------
 TOTAL CONSUMER DISCRETIONARY                                        274,184
                                                                  ----------
  CONSUMER STAPLES -- 1.0%
  FOOD PRODUCTS -- 1.0%
  Darling International, Inc.*                          730            9,454
  Lancaster Colony Corp.                                420           16,783
                                                                  ----------
                                                                      26,237
                                                                  ----------
 TOTAL CONSUMER STAPLES                                               26,237
                                                                  ----------
 ENERGY -- 12.8%
  ENERGY EQUIPMENT & SERVICES -- 2.4%
  Dril-Quip, Inc.*                                      370           17,194
  Global Industries, Ltd.*                              450            7,241
  Oceaneering International, Inc.*                      270           17,010
  Superior Energy Services, Inc.*                       320           12,678
  W-H Energy Services, Inc.*                            110            7,573
                                                                  ----------
                                                                      61,696
                                                                  ----------
  OIL, GAS & CONSUMABLE FUELS -- 10.4%
  Alpha Natural Resources, Inc.*                        370           16,073
  Apco Argentina, Inc.                                1,080           28,048
  Atlas America, Inc.                                   810           48,956
  Berry Petroleum Co. - Class A                         910           42,306
  Bill Barret Corp.*                                    230           10,867
  Bois d'Arc Energy, Inc.*                              780           16,762
  Carrizo Oil & Gas, Inc.*                              510           30,228
                                                                  ----------


                                                     SHARES         VALUE
                                                     ------       ----------
  Crosstex Energy, Inc.                                 420       $   14,259
  FX Energy, Inc.*                                      120              511
  Petroleum Development Corp.*                          730           50,567
  Warren Resources, Inc.*                               350            4,155
                                                                  ----------
                                                                     262,732
                                                                  ----------
 TOTAL ENERGY                                                        324,428
                                                                  ----------
 FINANCIALS -- 5.2%
  CAPITAL MARKETS -- 0.6%
  GFI Group, Inc.                                        40            2,292
  Greenhill & Co., Inc.                                 140            9,738
  optionsXpress Holdings, Inc.                          180            3,728
                                                                  ----------
                                                                      15,758
                                                                  ----------
  DIVERSIFIED FINANCIAL SERVICES -- 0.1%
  NYSE Euronext, Inc.                                    40            2,469
                                                                  ----------
  INSURANCE -- 0.4%
  National Financial Partners Corp.                      80            1,798
  National Interstate Corp.                              70            1,634
  Tower Group, Inc.                                     260            6,544
                                                                  ----------
                                                                       9,976
                                                                  ----------
  REAL ESTATE INVESTMENT TRUSTS -- 3.6%
  Alexandria Real Estate Equities, Inc.                 240           22,253
  Digital Realty Trust, Inc.                            790           28,045
  Nationwide Health Properties, Inc.                    490           16,537
  PS Business Parks, Inc.                                80            4,152
  Saul Centers, Inc.                                     80            4,019
  Washington Real Estate Investment Trust               440           14,705
                                                                  ----------
                                                                      89,711
                                                                  ----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
  Jones Lang LaSalle, Inc.                              170           13,148
                                                                  ----------
  TOTAL FINANCIALS                                                   131,062
                                                                  ----------
 HEALTH CARE -- 21.8%
  BIOTECHNOLOGY -- 8.1%
  Alexion Pharmaceuticals, Inc.*                        360           21,348
  Allos Therapeutics, Inc.*                           4,600           27,968
  BioMarin Pharmaceutical, Inc.*                        740           26,174
  Celgene Corp.*                                         50            3,065
  Cepheid, Inc.*                                      1,000           24,390
  Isis Pharmaceuticals, Inc.*                         2,680           37,815
  Lifecell Corp.*                                       495           20,805
  Myriad Genetics, Inc.*                                190            7,655
  OSI Pharmaceuticals, Inc.*                             80            2,991
  Regeneron Pharmaceuticals, Inc.*                      180            3,454
  United Therapeutics Corp.*                            340           29,478
                                                                  ----------
                                                                     205,143
                                                                  ----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
  Arthrocare Corp.*                                     295            9,838
  Hologic, Inc.*                                        240           13,344
  Immucor, Inc.*                                        300            6,402
  Mentor Corp.                                          160            4,115
  Meridian Bioscience, Inc.                             180            6,018
  NuVasive, Inc.*                                        70            2,416
  Sirona Dental Systems, Inc.*                           90            2,427
                                                                  ----------
                                                                      44,560
                                                                  ----------
  HEALTH CARE PROVIDERS & SERVICES -- 5.1%
  Alliance Imaging, Inc.*                             3,770           32,422

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Small-Cap Growth Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES         VALUE
                                                     ------       ----------
  HealthExtras, Inc.*                                   480       $   11,923
  Healthways, Inc.*                                     250            8,835
  InVentiv Health, Inc.*                                360           10,372
  Landauer, Inc.                                        500           25,170
  Medcath Corp.*                                        630           11,466
  National HealthCare Corp.                             200            9,740
  Owens & Minor, Inc.                                   340           13,375
  Psychiatric Solutions, Inc.*                          150            5,088
                                                                  ----------
                                                                     128,391
                                                                  ----------
  HEALTH CARE TECHNOLOGY -- 2.5%
  Omnicell, Inc.*                                     1,520           30,552
  Phase Forward, Inc.*                                1,100           18,788
  Trizetto Group, Inc.*                                 825           13,769
                                                                  ----------
                                                                      63,109
                                                                  ----------
  LIFE SCIENCES TOOLS & SERVICES -- 3.5%
  Affymetrix, Inc.*                                     180            3,134
  Bruker BioSciences Corp.*                             310            4,771
  Illumina, Inc.*                                       920           69,828
  Luminex, Corp.*                                       490            9,628
  Varian, Inc.*                                          40            2,317
                                                                  ----------
                                                                      89,678
                                                                  ----------
  PHARMACEUTICALS -- 0.9%
  KV Pharmaceutical Co. - Class A*                      180            4,493
  Perrigo Co.                                           500           18,865
                                                                  ----------
                                                                      23,358
                                                                  ----------
 TOTAL HEALTH CARE                                                   554,239
                                                                  ----------
 INDUSTRIALS -- 15.2%
  AEROSPACE & DEFENSE -- 3.2%
  AAR Corp.*                                            390           10,635
  Argon ST, Inc.*                                       260            4,423
  Ceradyne, Inc.*                                        40            1,278
  Hexcel Corp.*                                       1,670           31,914
  Orbital Sciences Corp.*                               640           15,424
  Taser International, Inc.*                            150            1,410
  Teledyne Technologies, Inc.*                          305           14,335
                                                                  ----------
                                                                      79,419
                                                                  ----------
  AIR FREIGHT & LOGISTICS -- 0.4%
  Dynamex, Inc.*                                        430           10,879
                                                                  ----------
  COMMERCIAL SERVICES & SUPPLIES -- 4.0%
  Cenveo, Inc.*                                         480            5,021
  Consolidated Graphics, Inc.*                           50            2,802
  FTI Consulting, Inc.*                                  90            6,394
  Healthcare Services Group, Inc.                       140            2,890
  Huron Consulting Group, Inc.*                          30            1,246
  Mine Safety Appliances Co.                            280           11,533
  Rollins, Inc.                                       1,830           32,373
  Watson Wyatt Worldwide, Inc.                          690           39,157
                                                                  ----------
                                                                     101,416
                                                                  ----------
  ELECTRICAL EQUIPMENT -- 1.4%
  Belden, Inc.                                          380           13,422
  GrafTech International, Ltd.*                         810           13,130
  II-VI, Inc.*                                          240            9,115
                                                                  ----------
                                                                      35,667
                                                                  ----------
  MACHINERY -- 6.2%
  Actuant Corp. - Class A                               160            4,834
  Astec Industries, Inc.*                               135            5,233
  Blount International, Inc.*                           350            4,329
  Bucyrus International, Inc. - Class A                 650           66,072


                                                     SHARES          VALUE
                                                     ------       -----------
  Dynamic Materials Corp.                               380       $   16,416
  The Manitowoc Co., Inc.                               400           16,320
  Titan International, Inc.                             570           17,448
  Turbochef Technologies, Inc.*                         700            4,564
  Valmont Industries, Inc.                               90            7,910
  Westinghouse Air Brake Technologies Corp.             370           13,934
                                                                  ----------
                                                                     157,060
                                                                  ----------
 TOTAL INDUSTRIALS                                                   384,441
                                                                  ----------
 INFORMATION TECHNOLOGY -- 21.6%
  COMMUNICATIONS EQUIPMENT -- 2.7%
  Comtech Telecommunications Corp.*                     790           30,810
  Endwave Corp.*                                        760            4,613
  Foundry Networks, Inc.*                               520            6,022
  Harmonic, Inc.*                                     3,560           27,056
                                                                  ----------
                                                                      68,501
                                                                  ----------
  COMPUTERS & PERIPHERALS -- 1.2%
  Intermec, Inc.*                                       550           12,205
  STEC, Inc.*                                         1,070            6,623
  Stratasys, Inc.*                                      610           10,858
                                                                  ----------
                                                                      29,686
                                                                  ----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.2%
  Anixter International, Inc.*                           80            5,123
  DTS, Inc.*                                            490           11,760
  Excel Technology, Inc.*                             1,920           51,763
  FLIR Systems, Inc.*                                   340           10,231
  Itron, Inc.*                                          250           22,557
  Woodward Governor Co.                                 160            4,275
                                                                  ----------
                                                                     105,709
                                                                  ----------
  INTERNET SOFTWARE & SERVICES -- 3.6%
  Bankrate, Inc.*                                       110            5,488
  Equinix, Inc.*                                        620           41,224
  Interwoven, Inc.*                                   1,860           19,865
  Sohu.com, Inc.*                                       290           13,088
  Terremark Worldwide, Inc.*                          1,120            6,137
  ValueClick, Inc.*                                     360            6,210
                                                                  ----------
                                                                      92,012
                                                                  ----------
  IT SERVICES -- 2.1%
  CyberSource Corp.*                                  2,110           30,827
  Sapient Corp.*                                      3,200           22,272
                                                                  ----------
                                                                      53,099
                                                                  ----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.0%
  Atheros Communications, Inc.*                         230            4,793
  ATMI, Inc.*                                           440           12,245
  Microsemi Corp.*                                      260            5,928
  Monolithic Power Systems, Inc.*                       510            8,991
  Netlogic Microsystems, Inc.*                          185            4,466
  Pericom Semiconductor Corp.*                        1,870           27,452
  Sigma Designs, Inc.*                                  570           12,922
                                                                  ----------
                                                                      76,797
                                                                  ----------
  SOFTWARE -- 4.8%
  Advent Software, Inc.*                                150            6,393
  ANSYS, Inc.*                                          260            8,975
  Blackboard, Inc.*                                     360           11,999
  Concur Technologies, Inc.*                          1,415           43,936
  Jack Henry & Associates, Inc.                         200            4,934
  Macrovision Corp.*                                    170            2,295
  MICROS Systems, Inc.*                                 620           20,869
  Nuance Communications, Inc.*                          510            8,879

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Small-Cap Growth Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  Radiant Systems, Inc.*                                510       $    7,125
  The Ultimate Software Group, Inc.*                    150            4,509
  Vasco Data Security International, Inc.*              190            2,599
                                                                  ----------
                                                                     122,513
                                                                  ----------
 TOTAL INFORMATION TECHNOLOGY                                        548,317
                                                                  ----------
 MATERIALS -- 9.8%
  CHEMICALS -- 3.6%
  Hercules, Inc.                                      1,990           36,397
  Terra Industries, Inc.*                               550           19,541
  Valhi, Inc.                                            40              936
  W.R. Grace & Co.*                                     900           20,538
  Zoltek Cos., Inc.*                                    480           12,730
                                                                  ----------
                                                                      90,142
                                                                  ----------
  CONTAINERS & PACKAGING -- 0.9%
  Greif Corp. - Class A                                 200           13,586
  Silgan Holdings, Inc.                                 200            9,926
                                                                  ----------
                                                                      23,512
                                                                  ----------
  METALS & MINING -- 5.3%
  A.M. Castle & Co.                                     740           19,980
  AK Steel Holding Corp.                                230           12,517
  Apex Silver Mines, Ltd.*                            2,070           25,088
  Century Aluminum Co.*                                 390           25,834
  Hecla Mining Co.*                                   3,540           39,506
  Stillwater Mining Co.*                                350            5,414
  Titanium Metals Corp.                                 460            6,923
                                                                  ----------
                                                                     135,262
                                                                  ----------
 TOTAL MATERIALS                                                     248,916
                                                                  ----------
 TELECOMMUNICATION SERVICES -- 1.5%
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
  Fairpoint Communications, Inc.                        640            5,773
  Time Warner Telecom, Inc. - Class A*                  990           15,335
                                                                  ----------
                                                                      21,108
                                                                  ----------
  WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
  SBA Communications Corp. - Class A*                   560           16,705
                                                                  ----------
 TOTAL TELECOMMUNICATION SERVICES                                     37,813
                                                                  ----------
 UTILITIES -- 0.1%
  GAS UTILITIES -- 0.1%
  Ormat Technologies, Inc.                               70            3,011
                                                                  ----------
 TOTAL UTILITIES                                                       3,011
                                                                  ----------
 TOTAL COMMON STOCK
  (Cost $2,423,116)                                                2,532,648
                                                                  ----------
 SHORT-TERM INVESTMENTS -- 0.3%
  BlackRock Liquidity Funds
    TempCash Portfolio -
    Institutional Series                              3,309            3,309
  BlackRock Liquidity Funds
    TempFund Portfolio -
    Institutional Series                              3,309            3,309
                                                                  ----------
 TOTAL SHORT-TERM INVESTMENTS
  (Cost $6,618)                                                        6,618
                                                                  ----------
 TOTAL INVESTMENTS -- 100.1%
  (Cost $2,429,734)+                                              $2,539,266
 LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                      (2,628)
                                                                  ----------
 NET ASSETS -- 100.0%                                             $2,536,638
                                                                  ==========

*    Non-income producing security.
+ The cost for Federal income tax purposes is $2,432,166. At March 31, 2008 net unrealized appreciation was $107,100. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $353,232, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $246,132.

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Small-Cap Value Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                     SHARES         VALUE
                                                     ------       ----------
COMMON STOCK -- 99.9%
 CONSUMER DISCRETIONARY -- 6.0%
  AUTO COMPONENTS -- 1.1%
  Tenneco, Inc.*                                        485       $   13,551
                                                                  ----------
  HOTELS, RESTAURANTS & LEISURE -- 0.8%
  AFC Enterprises, Inc.*                                490            4,405
  Luby's, Inc.*                                         375            2,655
  Papa John's International, Inc.*                       80            1,937
  Riviera Holdings Corp.*                                 5              103
                                                                  ----------
                                                                       9,100
                                                                  ----------
  HOUSEHOLD DURABLES -- 0.6%
  American Greetings Corp.                              370            6,864
                                                                  ----------
  INTERNET & CATALOG RETAIL -- 0.1%
  Gaiam, Inc. Class A*                                   50              866
                                                                  ----------
  MEDIA -- 3.1%
  Fisher Communications, Inc.*                          420           13,087
  Interactive Data Corp.                                790           22,491
                                                                  ----------
                                                                      35,578
                                                                  ----------
  SPECIALTY RETAIL -- 0.3%
  Cabela's, Inc. - Class A*                             265            3,752
                                                                  ----------
 TOTAL CONSUMER DISCRETIONARY                                         69,711
                                                                  ----------
 CONSUMER STAPLES -- 2.7%
  BEVERAGES -- 2.3%
  Central European Distribution Corp.*                  330           19,203
  The Boston Beer Co., Inc. - Class A*                  145            6,893
                                                                  ----------
                                                                      26,096
                                                                  ----------
  FOOD & STAPLES RETAILING -- 0.2%
  Casey's General Stores, Inc.                          120            2,712
                                                                  ----------
  FOOD PRODUCTS -- 0.2%
  Imperial Sugar Co.                                    115            2,164
  Lance, Inc.                                            20              392
                                                                  ----------
                                                                       2,556
                                                                  ----------
 TOTAL CONSUMER STAPLES                                               31,364
                                                                  ----------
 ENERGY -- 10.3%
  ENERGY EQUIPMENT & SERVICES -- 1.1%
  Bristow Group, Inc.*                                   15              805
  Exterran Holdings, Inc.*                              140            9,036
  Hornbeck Offshore Services, Inc.*                      60            2,740
                                                                  ----------
                                                                      12,581
                                                                  ----------
  OIL, GAS & CONSUMABLE FUELS -- 9.2%
  Bill Barret Corp.*                                    160            7,560
  Bois d'Arc Energy, Inc.*                              280            6,017
  McMoRan Exploration Co.*                              580           10,028
  Petrohawk Energy Corp.*                               200            4,034
  Petroleum Development Corp.*                          260           18,010
  Petroquest Energy, Inc.*                              300            5,202
  Swift Energy Co.*                                      90            4,049
  Toreador Resources Corp.*                             910            7,080
  Warren Resources, Inc.*                             1,840           21,841
  Whiting Petroleum Corp.*                              360           23,274
                                                                  ----------
                                                                     107,095
                                                                  ----------
 TOTAL ENERGY                                                        119,676
                                                                  ----------
 FINANCIALS -- 25.8%
  CAPITAL MARKETS -- 1.1%
  Apollo Investment Corp.                               659           10,432


                                                   SHARES         VALUE
                                                   ------       ----------
  Capital Southwest Corp.                                20       $    2,474
                                                                  ----------
                                                                      12,906
                                                                  ----------
  COMMERCIAL BANKS -- 6.3%
  Bancfirst Corp.                                        80            3,662
  First Community Bancshares, Inc.                      700           25,494
  Hancock Holding Co.                                   380           15,968
  Prosperity Bancshares, Inc.                           220            6,305
  Royal Bank Of Canada                                    7              326
  Sun Bancorp, Inc.*                                    407            5,360
  SVB Financial Group*                                  130            5,673
  The Bancorp Bank*                                     265            3,201
  Trustmark Corp.                                       120            2,674
  Westamerica Bancorp                                    80            4,208
                                                                  ----------
                                                                      72,871
                                                                  ----------
  CONSUMER FINANCE -- 0.3%
  Cash America International, Inc.                      100            3,640
                                                                  ----------
  INSURANCE -- 7.5%
  American Physicians Capital, Inc.                     300           13,908
  Argo Group International Holdings, Ltd.*               75            2,664
  FPIC Insurance Group, Inc.*                           250           11,785
  Infinity Property & Casual Corp.                      200            8,320
  National Interstate Corp.                             200            4,670
  Navigators Group, Inc.*                               115            6,256
  Odyssey Re Holdings Corp.                             520           19,110
  ProAssurance Corp.*                                   195           10,497
  RLI Corp.                                             120            5,948
  SeaBright Insurance Holdings, Inc.*                   235            3,462
                                                                  ----------
                                                                      86,620
                                                                  ----------
  REAL ESTATE INVESTMENT TRUSTS -- 9.0%
  Alexandria Real Estate Equities, Inc.                  20            1,854
  BioMed Realty Trust, Inc.                             280            6,689
  Corporate Office Properties Trust                     110            3,697
  DiamondRock Hospitality Co.                           765            9,693
  Entertainment Properties Trust                        100            4,933
  First Industrial Realty Trust, Inc.                    80            2,471
  Home Properties, Inc.                                  60            2,879
  Inland Real Estate Corp.                              590            8,974
  Lexington Realty Trust                                800           11,528
  LTC Properties, Inc.                                  185            4,756
  National Health Investors, Inc.                        40            1,250
  National Retail Properties, Inc.                      370            8,159
  Nationwide Health Properties, Inc.                    735           24,806
  Pennsylvania Real Estate Investment Trust             100            2,439
  Realty Income Corp.                                   170            4,356
  Redwood Trust, Inc.                                    50            1,818
  Senior Housing Properties Trust                       150            3,555
                                                                  ----------
                                                                     103,857
                                                                  ----------
  THRIFTS & MORTGAGE FINANCE -- 1.6%
  Clifton Savings Bancorp, Inc.                         655            6,602
  NewAlliance Bancshares, Inc.                          675            8,275
  Northwest Bancorp, Inc.                               120            3,280
                                                                  ----------
                                                                      18,157
                                                                  ----------
 TOTAL FINANCIALS                                                    298,051
                                                                  ----------

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Small-Cap Value Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES         VALUE
                                                    ------       ----------
 HEALTH CARE -- 5.2%
  BIOTECHNOLOGY -- 0.9%
  Isis Pharmaceuticals, Inc.*                           750       $   10,582
                                                                  ----------
  HEALTH CARE PROVIDERS & SERVICES -- 3.8%
  Alliance Imaging, Inc.*                             2,320           19,952
  AMERIGROUP Corp.*                                     210            5,739
  Magellan Health Services, Inc.*                       120            4,763
  Medcath Corp.*                                        325            5,915
  Owens & Minor, Inc.                                   140            5,508
  Universal American Financial Corp.*                   140            1,484
                                                                  ----------
                                                                      43,361
                                                                  ----------
  LIFE SCIENCES TOOLS & SERVICES -- 0.5%
  Bio-Rad Laboratories, Inc.*                            70            6,227
                                                                  ----------
 TOTAL HEALTH CARE                                                    60,170
                                                                  ----------
 INDUSTRIALS -- 24.0%
  AEROSPACE & DEFENSE -- 6.5%
  AAR Corp.*                                            510           13,908
  Esterline Technologies Corp.*                         265           13,348
  Hexcel Corp.*                                       1,020           19,492
  Orbital Sciences Corp.*                               790           19,039
  Teledyne Technologies, Inc.*                          200            9,400
                                                                  ----------
                                                                      75,187
                                                                  ----------
  BUILDING PRODUCTS -- 1.8%
  Ameron International Corp.                            200           18,706
  NCI Building Systems, Inc.*                           105            2,541
                                                                  ----------
                                                                      21,247
                                                                  ----------
  COMMERCIAL SERVICES & SUPPLIES -- 4.9%
  AMREP Corp.                                            70            3,661
  Comfort Systems USA, Inc.                             305            3,968
  Mine Safety Appliances Co.                            380           15,652
  Spherion Corp.*                                       450            2,754
  United Stationers, Inc.*                              170            8,109
  Watson Wyatt Worldwide, Inc.                          400           22,700
                                                                  ----------
                                                                      56,844
                                                                  ----------
  CONSTRUCTION & ENGINEERING -- 0.2%
  EMCOR Group, Inc.*                                    100            2,221
                                                                  ----------
  ELECTRICAL EQUIPMENT -- 3.2%
  Belden, Inc.                                          270            9,536
  EnerSys, Inc.*                                        870           20,811
  GrafTech International, Ltd.*                         380            6,160
                                                                  ----------
                                                                      36,507
                                                                  ----------
  MACHINERY -- 5.6%
  Badger Meter, Inc.                                     80            3,456
  Blount International, Inc.*                           990           12,246
  Clarcor, Inc.                                         390           13,865
  Robbins & Myers, Inc.                                 380           12,407
  Valmont Industries, Inc.                              255           22,412
                                                                  ----------
                                                                      64,386
                                                                  ----------
  TRADING COMPANIES & DISTRIBUTORS -- 1.8%
  Electro Rent Corp.                                  1,400           21,210
                                                                  ----------
 TOTAL INDUSTRIALS                                                   277,602
                                                                  ----------
 INFORMATION TECHNOLOGY -- 5.8%
  COMMUNICATIONS EQUIPMENT -- 0.5%
  CommScope, Inc.*                                      180            6,269
                                                                  ----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.4%
  Synnex Corp.*                                         260            5,517


                                                   SHARES         VALUE
                                                   ------       ----------
  Woodward Governor Co.                                 410       $   10,956
                                                                  ----------
                                                                      16,473
                                                                  ----------
  INTERNET SOFTWARE & SERVICES -- 0.3%
  SonicWALL, Inc.*                                      480            3,922
                                                                  ----------
  IT SERVICES -- 1.2%
  MAXIMUS, Inc.                                         365           13,399
                                                                  ----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.5%
  Cabot Microelectronics Corp.*                         210            6,752
  Pericom Semiconductor Corp.*                          680            9,982
                                                                  ----------
                                                                      16,734
                                                                  ----------
  SOFTWARE -- 0.9%
  Actuate Corp.*                                        860            3,526
  Sybase, Inc.*                                         260            6,838
                                                                  ----------
                                                                      10,364
                                                                  ----------
 TOTAL INFORMATION TECHNOLOGY                                         67,161
                                                                  ----------
 MATERIALS -- 14.9%
  CHEMICALS -- 5.1%
  Arch Chemicals, Inc.                                  230            8,570
  H.B. Fuller Co.                                       280            5,715
  Hercules, Inc.                                      1,150           21,033
  OM Group, Inc.*                                       440           23,998
                                                                  ----------
                                                                      59,316
                                                                  ----------
  CONSTRUCTION MATERIALS -- 0.8%
  Texas Industries, Inc.                                160            9,617
                                                                  ----------
  CONTAINERS & PACKAGING -- 2.9%
  AptarGroup, Inc.                                      100            3,893
  Greif Corp. - Class A                                 340           23,096
  Silgan Holdings, Inc.                                 120            5,956
                                                                  ----------
                                                                      32,945
                                                                  ----------
  METALS & MINING -- 6.1%
  A.M. Castle & Co.                                     460           12,420
  Century Aluminum Co.*                                 360           23,846
  Cleveland-Cliffs, Inc.                                120           14,378
  Royal Gold, Inc.                                      470           14,180
  Stillwater Mining Co.*                                380            5,879
                                                                  ----------
                                                                      70,703
                                                                  ----------
 TOTAL MATERIALS                                                     172,581
                                                                  ----------
 TELECOMMUNICATION SERVICES -- 0.6%
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
  Cogent Communications Group, Inc.*                    350            6,409
                                                                  ----------
 TOTAL TELECOMMUNICATION SERVICES                                      6,409
                                                                  ----------
 UTILITIES -- 4.6%
  ELECTRIC UTILITIES -- 1.5%
  El Paso Electric Co.*                                 180            3,847
  MGE Energy, Inc.                                      140            4,768
  Westar Energy, Inc.                                   400            9,108
                                                                  ----------
                                                                      17,723
                                                                  ----------
  GAS UTILITIES -- 2.6%
  Nicor, Inc.                                           160            5,362
  Northwest Natural Gas Co.                             560           24,326
                                                                  ----------
                                                                      29,688
                                                                  ----------
  WATER UTILITIES -- 0.5%
  American States Water Co.                             170            6,120
                                                                  ----------
 TOTAL UTILITIES                                                      53,531
                                                                  ----------

 TOTAL COMMON STOCK
  (Cost $1,099,484)                                                1,156,256
                                                                  ----------

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS | Small-Cap Value Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES         VALUE
                                                    ------       ----------
SHORT-TERM INVESTMENTS -- 0.8%
  BlackRock Liquidity Funds
   TempCash Portfolio -
   Institutional Series                               4,586       $    4,586
  BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Series                               4,586            4,586
                                                                  ----------
 TOTAL SHORT-TERM INVESTMENTS
  (Cost $9,172)                                                        9,172
                                                                  ----------
 TOTAL INVESTMENTS -- 100.7%
  (Cost $1,108,656)+                                              $1,165,428
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7)%                       (7,861)
                                                                  ----------
NET ASSETS -- 100.0%                                              $1,157,567
                                                                  ==========

*    Non-income producing security.
+ The cost for Federal income tax purposes is $1,109,303. At March 31, 2008 net unrealized appreciation was $56,124. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $131,513, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $75,389.

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------       ------------
COMMON STOCK -- 99.9%
 CONSUMER DISCRETIONARY -- 9.4%
  AUTO COMPONENTS -- 0.1%
  Autoliv, Inc.                                         560       $     28,112
  BorgWarner, Inc.                                      272             11,704
  Gentex Corp.                                        1,009             17,304
  Johnson Controls, Inc.                              3,302            111,608
  The Goodyear Tire & Rubber Co.*                     1,125             29,025
  TRW Automotive Holdings Corp.*                         60              1,402
  Wabco Holdings, Inc.                                  316             14,416
                                                                  ------------
                                                                       213,571
                                                                  ------------
  AUTOMOBILES -- 0.5%
  Ford Motor Co.*                                   148,756            850,884
  General Motors Corp.                                4,946             94,221
  Harley-Davidson, Inc.                               2,064             77,400
  Thor Industries, Inc.                                 288              8,574
                                                                  ------------
                                                                     1,031,079
                                                                  ------------
  DISTRIBUTORS -- 0.0%
  Genuine Parts Co.                                     380             15,284
                                                                  ------------
  DIVERSIFIED CONSUMER SERVICES -- 0.2%
  Apollo Group, Inc. - Class A*                         972             41,991
  Career Education Corp.*                               578              7,352
  H&R Block, Inc.                                     1,816             37,700
  ITT Educational Services, Inc.                        211              9,691
  Service Corp. International                        39,170            397,184
  Weight Watchers International, Inc.                   264             12,231
                                                                  ------------
                                                                       506,149
                                                                  ------------
  HOTELS, RESTAURANTS & LEISURE -- 1.8%
  Boyd Gaming Corp.                                     310              6,200
  Brinker International, Inc.                         1,051             19,496
  Burger King Holdings, Inc.                            330              9,128
  Carnival Corp.                                      2,200             89,056
  Choice Hotels International, Inc.                     484             16,509
  Darden Restaurants, Inc.                            1,179             38,376
  International Game Technology                       2,339             94,051
  International Speedway Corp. - Class A                270             11,124
  Jack in the Box, Inc.*                             13,360            358,983
  Las Vegas Sands Corp.*                                581             42,785
  Marriott International, Inc. - Class A              2,266             77,860
  McDonald's Corp.                                   34,714          1,936,000
  MGM MIRAGE*                                           648             38,083
  Orient-Express Hotels, Ltd.                           221              9,538
  Panera Bread Co. - Class A*                           185              7,750
  Penn National Gaming, Inc.                            502             21,952
  Royal Caribbean Cruises, Ltd.                         190              6,251
  Scientific Games Corp.*                               343              7,241
  Starbucks Corp.*                                    4,474             78,295
  Starwood Hotels & Resorts Worldwide, Inc.           1,512             78,246
  The Cheesecake Factory, Inc.*                         739             16,103
  Tim Hortons, Inc.                                   1,100             37,455
  Wendy's International, Inc.                           728             16,788
  Wyndham Worldwide Corp.                            13,924            287,948
  Wynn Resorts, Ltd.                                    330             33,211
  Yum! Brands, Inc.                                  22,279            829,002
                                                                  ------------
                                                                     4,167,431
                                                                  ------------


                                                   SHARES            VALUE
                                                  ---------       ------------
  HOUSEHOLD DURABLES -- 0.7%
  Black & Decker Corp.                                  471       $     31,133
  Centex Corp.                                          146              3,535
  D.R. Horton, Inc.                                     720             11,340
  Fortune Brands, Inc.                                  420             29,190
  Garmin, Ltd.                                          817             44,126
  Harman International Industries, Inc.                 466             20,290
  Jarden Corp.*                                      21,034            457,279
  KB Home Co.                                           170              4,204
  Leggett & Platt, Inc.                                 450              6,863
  Lennar Corp. - Class A                                270              5,079
  M.D.C. Holdings, Inc.                                  70              3,065
  Mohawk Industries, Inc.*                            6,080            435,389
  Newell Rubbermaid, Inc.                             1,780             40,709
  NVR, Inc.*                                             13              7,767
  Pulte Corp.                                         1,316             19,148
  Ryland Group, Inc.                                    230              7,565
  Snap-On, Inc.                                       4,990            253,741
  The Stanley Works                                     445             21,191
  Toll Brothers, Inc.*                                  130              3,052
  Tupperware Brands Corp.                             5,450            210,806
  Whirlpool Corp.                                       390             33,844
                                                                  ------------
                                                                     1,649,316
                                                                  ------------
  INTERNET & CATALOG RETAIL -- 0.2%
  Amazon.com, Inc.*                                   1,804            128,625
  Expedia, Inc.*                                        101              2,211
  IAC/Interactive Corp.*                                436              9,051
  Liberty Media Corp. - Interactive - Class A*        2,017             32,555
  NutriSystem, Inc.*                                    261              3,933
  Priceline.com, Inc.*                                1,542            186,366
                                                                  ------------
                                                                       362,741
                                                                  ------------
  LEISURE EQUIPMENT & PRODUCTS -- 0.1%
  Brunswick Corp.                                       440              7,027
  Eastman Kodak Co.                                   6,450            113,971
  Hasbro, Inc.                                          840             23,436
  Mattel, Inc.                                        1,518             30,208
  Pool Corp.                                            420              7,934
                                                                  ------------
                                                                       182,576
                                                                  ------------
  MEDIA -- 2.3%
  Cablevision Systems New York Group - Class A*       1,962             42,046
  CBS Corp. - Class B                                 4,967            109,671
  Central European Media
    Enterprises, Ltd. - Class A*                        168             14,319
  Citadel Broadcasting Corp.                          1,502              2,493
  Clear Channel Communications, Inc.                  2,216             64,752
  Clear Channel Outdoor
    Holdings, Inc. - Class A*                           291              5,532
  Comcast Corp. - Class A                            22,315            431,572
  Comcast Corp. - Special Class A                    30,550            579,533
  CTC Media, Inc.*                                      294              8,159
  Discovery Holding Co. - Class A*                    1,175             24,934
  Dish Network Corp.*                                15,782            453,417
  DreamWorks Animation SKG, Inc. - Class A*             287              7,399
  Gannett Co., Inc.                                   1,150             33,408
  Gemstar-TV Guide International, Inc.*              32,596            153,201

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------       ------------
  Getty Images, Inc.*                                   402       $     12,864
  Harte-Hanks, Inc.                                     394              5,386
  Idearc, Inc.                                          180                655
  John Wiley & Sons, Inc. - Class A                   5,580            221,526
  Lamar Advertising Co. Class A*                        435             15,630
  Liberty Global, Inc. - Class A*                     1,226             41,782
  Liberty Media Corp - Entertainment*                    40                906
  Meredith Corp.                                        490             18,743
  News Corp. - Class A                               11,010            206,437
  Omnicom Group, Inc.                                 2,186             96,577
  R.H. Donnelley Corp.*                                 180                911
  Regal Entertainment Group - Class A                 2,690             51,890
  Sirius Satellite Radio, Inc.*                       7,616             21,782
  The DIRECTV Group, Inc.*                           33,219            823,499
  The E.W. Scripps Co. - Class A                        130              5,461
  The Interpublic Group of Cos., Inc.*                1,754             14,751
  The McClatchy Co. - Class A                           450              4,815
  The McGraw-Hill Cos., Inc.                          2,692             99,469
  The New York Times Co. - Class A                      314              5,928
  The Walt Disney Co.                                41,582          1,304,843
  Time Warner Cable, Inc.*                              448             11,191
  Time Warner, Inc.                                  22,035            308,931
  Viacom, Inc. - Class B*                             4,868            192,870
  Virgin Media, Inc.                                    410              5,769
  Warner Music Group Corp.                              785              3,909
  XM Satellite Radio Holdings, Inc.*                  1,478             17,174
                                                                  ------------
                                                                     5,424,135
                                                                  ------------
  MULTILINE RETAIL -- 0.9%
  Big Lots, Inc.*                                    29,964            668,197
  Dollar Tree, Inc.*                                    521             14,374
  Family Dollar Stores, Inc.                          1,376             26,832
  J.C. Penney Co., Inc.                              12,184            459,459
  Kohl's Corp.*                                       1,916             82,177
  Macy's, Inc.                                          590             13,606
  Nordstrom, Inc.                                     1,487             48,476
  Saks, Inc.*                                           633              7,894
  Sears Holdings Corp.*                                  70              7,146
  Target Corp.                                       16,629            842,758
                                                                  ------------
                                                                     2,170,919
                                                                  ------------
  SPECIALTY RETAIL -- 1.7%
  Abercrombie & Fitch Co. - Class A                     512             37,448
  Advance Auto Parts, Inc.                              708             24,107
  American Eagle Outfitters, Inc.                     1,643             28,769
  AnnTaylor Stores Corp.*                               364              8,802
  AutoNation, Inc.*                                     820             12,275
  AutoZone, Inc.*                                    11,924          1,357,309
  Barnes & Noble, Inc.                                8,132            249,246
  Bed Bath & Beyond, Inc.*                            2,038             60,121
  Best Buy Co., Inc.                                  2,355             97,638
  Carmax, Inc.*                                       1,232             23,925
  Chico's FAS, Inc.*                                  1,250              8,887
  Circuit City Stores, Inc.                             822              3,272
  Coldwater Creek, Inc.*                                656              3,313
  Dick's Sporting Goods, Inc.*                          422             11,301
  Foot Locker, Inc.                                     720              8,474
  GameStop Corp. - Class A*                             948             49,021


                                                   SHARES            VALUE
                                                  ---------       ------------
  Guess?, Inc.                                          277       $     11,210
  Limited Brands, Inc.                                2,653             45,366
  Lowe's Cos., Inc.                                  28,890            662,737
  O'Reilly Automotive, Inc.*                            664             18,937
  Office Depot, Inc.*                                 2,265             25,028
  OfficeMax, Inc.                                       554             10,604
  PetSmart, Inc.                                        699             14,288
  RadioShack Corp.                                    1,218             19,792
  Ross Stores, Inc.                                     936             28,043
  Sally Beauty Holdings, Inc.*                          250              1,725
  Staples, Inc.                                       5,072            112,142
  The Gap, Inc.                                       9,326            183,536
  The Home Depot, Inc.                               16,148            451,660
  The Sherwin-Williams Co.                              940             47,978
  The TJX Cos., Inc.                                  2,512             83,072
  Tiffany & Co.                                         882             36,903
  Tractor Supply Co.*                                   264             10,433
  TravelCenters of America LLC*                          40                244
  Urban Outfitters, Inc.*                             4,254            133,363
  Williams-Sonoma, Inc.                                 485             11,756
                                                                  ------------
                                                                     3,892,725
                                                                  ------------
  TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
  Coach, Inc.*                                        2,377             71,667
  Crocs, Inc.*                                          409              7,145
  Hanesbrands, Inc.*                                  9,751            284,729
  Jones Apparel Group, Inc.                             850             11,407
  Liz Claiborne, Inc.                                   529              9,601
  NIKE, Inc. - Class B                               25,388          1,726,384
  Phillips-Van Heusen Corp.                             290             10,997
  Polo Ralph Lauren Corp.                               536             31,243
  V.F. Corp.                                            290             22,478
                                                                  ------------
                                                                     2,175,651
                                                                  ------------
 TOTAL CONSUMER DISCRETIONARY                                       21,791,577
                                                                  ------------
 CONSUMER STAPLES -- 12.6%
  BEVERAGES -- 3.7%
  Anheuser-Busch Cos., Inc.                           6,630            314,593
  Brown-Forman Corp. - Class B                          720             47,678
  Coca-Cola Enterprises, Inc.                        14,351            347,294
  Constellation Brands, Inc. Class A*                   470              8,305
  Hansen Natural Corp.*                                 356             12,567
  Holson Coors Brewing Co. - Class B                  4,068            213,855
  Pepsi Bottling Group, Inc.                            574             19,464
  PepsiAmericas, Inc.                                 6,252            159,614
  PepsiCo, Inc.                                      48,803          3,523,577
  The Coca-Cola Co.                                  64,376          3,918,567
                                                                  ------------
                                                                     8,565,514
                                                                  ------------
  FOOD & STAPLES RETAILING -- 3.9%
  BJ's Wholesale Club, Inc.*                             50              1,784
  Costco Wholesale Corp.                             26,207          1,702,669
  CVS Caremark Corp.                                 93,521          3,788,536
  Rite Aid Corp.*                                       450              1,323
  Safeway, Inc.                                         260              7,631
  SUPERVALU, Inc.                                       410             12,292
  Sysco Corp.                                         4,360            126,527
  The Kroger Co.                                     69,626          1,768,500
  Wal-Mart Stores, Inc.                              27,376          1,442,168
  Walgreen Co.                                        6,347            241,757
  Whole Foods Market, Inc.                              809             26,673
                                                                  ------------
                                                                     9,119,860
                                                                  ------------

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------       ------------
  FOOD PRODUCTS -- 1.2%
  Archer-Daniels-Midland Co.                         18,310       $    753,639
  Bunge, Ltd.                                            50              4,344
  Campbell Soup Co.                                   2,286             77,610
  ConAgra Foods, Inc.                                 1,460             34,967
  Corn Products International, Inc.                      20                743
  Dean Foods Co.*                                     1,229             24,691
  Del Monte Foods Co.                                   160              1,525
  General Mills, Inc.                                   702             42,036
  H.J. Heinz Co.                                      2,498            117,331
  Hormel Foods Corp.                                    220              9,165
  Kellogg Co.                                         1,421             74,688
  Kraft Foods, Inc. - Class A                        28,929            897,088
  McCormick & Co., Inc.                                 710             26,249
  Sara Lee Corp.                                      7,211            100,810
  Smithfield Foods, Inc.*                            14,300            368,368
  The Hershey Foods Corp.                             1,320             49,724
  The J.M. Smucker Co.                                   70              3,543
  Tyson Foods, Inc. - Class A                           890             14,195
  Wm. Wrigley Jr. Co.                                 1,575             98,973
                                                                  ------------
                                                                     2,699,689
                                                                  ------------
  HOUSEHOLD PRODUCTS -- 2.6%
  Church & Dwight Co., Inc.                             326             17,682
  Colgate-Palmolive Co.                              16,466          1,282,866
  Energizer Holdings, Inc.*                             361             32,664
  Kimberly-Clark Corp.                                1,800            116,190
  Procter & Gamble Co.                               66,475          4,657,903
  The Clorox Co.                                      1,030             58,339
                                                                  ------------
                                                                     6,165,644
                                                                  ------------
  PERSONAL PRODUCTS -- 0.2%
  Alberto-Culver Co.                                    159              4,358
  Avon Products, Inc.                                 9,640            381,166
  Bare Escentuals, Inc.*                                218              5,106
  Estee Lauder Cos., Inc. - Class A                     797             36,542
  Herbalife, Ltd.                                       450             21,375
  NBTY, Inc.*                                           340             10,183
                                                                  ------------
                                                                       458,730
                                                                  ------------
  TOBACCO -- 1.0%
  Altria Group, Inc.                                 28,284            627,905
  Loews Corp. - Carolina Group.                         570             41,353
  Philip Morris International, Inc.*                 28,284          1,430,605
  Reynolds American, Inc.                             3,543            209,143
  UST, Inc.                                             902             49,177
                                                                  ------------
                                                                     2,358,183
                                                                  ------------
 TOTAL CONSUMER STAPLES                                             29,367,620
                                                                  ------------
 ENERGY -- 11.8%
  ENERGY EQUIPMENT & SERVICES -- 4.7%
  Baker Hughes, Inc.                                  8,158            558,823
  BJ Services Co.                                     2,041             58,189
  Cameron International Corp.*                       26,398          1,099,213
  Diamond Offshore Drilling, Inc.                       516             60,062
  Dresser-Rand Group, Inc.*                           1,138             34,993
  ENSCO International, Inc.                             852             53,352
  FMC Technologies, Inc.*                               763             43,407
  Global Industries, Ltd.*                              585              9,413
  Grant Prideco, Inc.                                   750             36,915
  Halliburton Co.                                    50,126          1,971,455
  Helix Energy Solutions Group, Inc.*                   462             14,553
  Helmerich & Payne, Inc.                               120              5,624
  Nabors Industries, Ltd.*                            1,353             45,691


                                                   SHARES            VALUE
                                                  ---------       ------------
  National Oilwell Varco, Inc.*                       2,168       $    126,568
  Noble Corp.                                         1,519             75,449
  Oceaneering International, Inc.*                      297             18,711
  Pride International, Inc.*                            833             29,113
  Rowan Cos., Inc.                                      669             27,549
  Schlumberger, Ltd.                                 39,146          3,405,702
  SEACOR Holdings, Inc.*                             19,527          1,666,825
  Smith International, Inc.                           1,282             82,343
  Superior Energy Services, Inc.*                       522             20,682
  Tetra Technologies, Inc.*                             369              5,845
  Tidewater, Inc.                                     8,130            448,044
  Transocean, Inc*                                    1,803            243,766
  Unit Corp.*                                        12,264            694,756
  Weatherford International, Ltd.*                    1,845            133,707
                                                                  ------------
                                                                    10,970,750
                                                                  ------------
  OIL, GAS & CONSUMABLE FUELS -- 7.1%
  Anadarko Petroleum Corp.                              390             24,582
  Apache Corp.                                          200             24,164
  Arch Coal, Inc.                                       799             34,757
  Cabot Oil & Gas Corp.                                 531             26,996
  Cheniere Energy, Inc.*                                274              5,425
  Chesapeake Energy Corp.                            10,986            507,004
  ChevronTexaco Corp.                                19,991          1,706,432
  CNX Gas Corp.*                                        145              4,681
  ConocoPhillips                                     45,729          3,485,007
  Consol Energy, Inc.                                 1,160             80,260
  Continental Resources, Inc.*                           76              2,424
  Denbury Resources, Inc.*                            9,004            257,064
  Devon Energy Corp.                                 21,950          2,290,043
  El Paso Corp.                                      57,944            964,188
  EOG Resources, Inc.                                   150             18,000
  Exxon Mobil Corp.                                  45,345          3,835,280
  Forest Oil Corp.*                                      40              1,958
  Foundation Coal Holdings, Inc.                        367             18,471
  Frontier Oil Corp.                                    540             14,720
  Frontline, Ltd.                                     1,230             56,605
  Hess Corp.                                            210             18,518
  Holly Corp.                                           257             11,156
  Marathon Oil Corp.                                  1,050             47,880
  Massey Energy Co.                                     462             16,863
  Murphy Oil Corp.                                    2,427            199,354
  Newfield Exploration Co.*                              20              1,057
  Noble Energy, Inc.                                    242             17,618
  Occidental Petroleum Corp.                         17,710          1,295,841
  Overseas Shipholding Group, Inc.                       50              3,502
  Patriot Coal Corp.*                                    40              1,879
  Peabody Energy Corp.                                1,672             85,272
  Pioneer Natural Resources Co.                         210             10,315
  Quicksilver Resources, Inc.*                          608             22,210
  Range Resources Corp.                                 805             51,077
  Sandridge Energy, Inc.*                                66              2,584
  Southwestern Energy Co.*                            1,948             65,628
  Spectra Energy Corp.                                  210              4,778
  St. Mary Land & Exploration Co.                       150              5,775
  Sunoco, Inc.                                        1,083             56,825
  Teekay Corp.                                          270             11,467
  Tesoro Corp.                                       12,262            367,860
  Valero Energy Corp.                                10,667            523,856
  W&T Offshore, Inc.                                    132              4,503
  Western Refining, Inc.                                106              1,428
  Williams Cos., Inc.                                 4,889            161,239

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------       ------------
  XTO Energy, Inc.                                    2,913       $    180,198
                                                                  ------------
                                                                    16,526,744
                                                                  ------------
 TOTAL ENERGY                                                       27,497,494
                                                                  ------------
 FINANCIALS -- 12.1%
  CAPITAL MARKETS -- 2.1%
  Affiliated Managers Group, Inc.*                      188             17,059
  Allied Capital Corp.                                1,010             18,614
  American Capital Strategies, Ltd.                     770             26,303
  Ameriprise Financial, Inc.                            230             11,926
  BlackRock, Inc.                                       254             51,862
  E*TRADE Group, Inc.*                                4,411             17,026
  Eaton Vance Corp.                                     677             20,655
  Federated Investors, Inc.                             578             22,635
  Franklin Resources, Inc.                            1,238            120,074
  GFI Group, Inc.                                     5,041            288,849
  GLG Partners, Inc.                                    224              2,659
  Goldman Sachs Group, Inc.                          11,182          1,849,391
  Invesco, Ltd.*                                      2,439             59,414
  Investment Technology Group, Inc.*                    434             20,042
  Janus Capital Group, Inc.                             919             21,385
  Jefferies Group, Inc.                                 370              5,968
  Lazard, Ltd. - Class A                              3,364            128,505
  Legg Mason, Inc.                                      447             25,023
  Lehman Brothers Holdings, Inc.                      2,377             89,470
  Merrill Lynch & Co., Inc.                          15,579            634,689
  MF Global, Ltd.*                                    4,627             45,854
  Morgan Stanley                                      6,083            277,993
  Northern Trust Corp.                                7,319            486,494
  Raymond James Financial, Inc.                         480             11,030
  SEI Investments Co.                                   993             24,517
  State Street Corp.                                  1,976            156,104
  T.Rowe Price Group, Inc.                            1,776             88,800
  TD Ameritrade Holding Corp.                         1,293             21,347
  The Bank of New York Mellon Corp.                   7,216            301,124
  The Charles Schwab Corp.                            6,514            122,659
                                                                  ------------
                                                                     4,967,471
                                                                  ------------
  COMMERCIAL BANKS -- 1.0%
  Associated Banc-Corp.                                 580             15,445
  BancorpSouth, Inc.                                    180              4,169
  Bank of Hawaii Corp.                                  212             10,507
  BB&T Corp.                                          1,820             58,349
  BOK Financial Corp.                                    10                522
  City National Corp.                                    20                989
  Comerica, Inc.                                        700             24,556
  Commerce Bancshares, Inc.                             241             10,129
  Cullen/Frost Bankers, Inc.                            130              6,895
  Fifth Third Bancorp                                 2,110             44,141
  First Citizens BancShares, Inc. - Class A              10              1,394
  First Horizon National Corp.                          600              8,406
  Fulton Financial Corp.                              1,000             12,290
  Huntington Bancshares, Inc.                           900              9,675
  KeyCorp.                                            1,890             41,486
  M&T Bank Corp.                                      3,250            261,560
  Marshall & Ilsley Corp.*                              720             16,704
  National City Corp.                                 3,970             39,502
  PNC Financial Services Group                          670             43,932
  Popular, Inc.                                         880             10,261


                                                   SHARES            VALUE
                                                  ---------       ------------
  Regions Financial Corp.                             4,119       $     81,350
  SunTrust Banks, Inc.                                  870             47,972
  SVB Financial Group*                                5,472            238,798
  Synovus Financial Corp.                             2,441             26,997
  TCF Financial Corp.                                   200              3,584
  The Colonial BancGroup, Inc.                          160              1,541
  Toronto-Dominion Bank                                 120              7,369
  U.S. Bancorp                                       11,206            362,626
  UnionBanCal Corp.                                     330             16,196
  Valley National Bancorp                                40                768
  Wachovia Corp.                                     12,931            349,137
  Webster Financial Corp.                               340              9,476
  Wells Fargo & Co.                                  20,166            586,831
  Zions Bancorp                                         180              8,199
                                                                  ------------
                                                                     2,361,756
                                                                  ------------
  CONSUMER FINANCE -- 1.4%
  American Express Co.                               46,817          2,046,839
  AmeriCredit Corp.*                                     39                392
  Capital One Financial Corp.                         3,082            151,696
  Discover Financial Services                        54,540            892,820
  Nelnet, Inc. - Class A                                 60                705
  SLM Corp.*                                          4,608             70,733
  The First Marblehead Corp.                            606              4,521
  The Student Loan Corp.                                 90              8,901
                                                                  ------------
                                                                     3,176,607
                                                                  ------------
  DIVERSIFIED FINANCIAL SERVICES -- 2.6%
  Bank of America Corp.                              44,877          1,701,287
  CIT Group, Inc.                                       570              6,755
  Citigroup, Inc.                                    83,121          1,780,452
  CME Group, Inc.                                       299            140,261
  IntercontinentalExchange, Inc.*                       398             51,939
  JPMorgan Chase & Co.                               47,892          2,056,961
  Leucadia National Corp.                                10                452
  Liberty Media Corp. - Capital Class A*                 10                157
  Moody's Corp.                                       1,188             41,378
  MSCI, Inc.*                                           466             13,864
  Nymex Holdings, Inc.                                  515             46,674
  NYSE Euronext, Inc.                                 2,452            151,313
  The Nasdaq Stock Market, Inc.*                        672             25,980
                                                                  ------------
                                                                     6,017,473
                                                                  ------------
  INSURANCE -- 3.8%
  ACE, Ltd.                                           1,692             93,162
  AFLAC, Inc.                                         3,836            249,148
  Allied World Assurance Holdings, Ltd.                 200              7,940
  American Financial Group, Inc.                        655             16,742
  American International Group, Inc.                 39,405          1,704,266
  American National Insurance Co.                        30              3,201
  AON Corp.                                             500             20,100
  Arch Capital Group, Ltd.*                           2,615            179,572
  Arthur J. Gallagher & Co.                             372              8,787
  Assurant, Inc.                                     13,411            816,193
  Axis Captial Holdings, Ltd.                           700             23,786
  Brown & Brown, Inc.                                   960             16,685
  Chubb Corp.                                        26,310          1,301,819
  Cincinnati Financial Corp.                            680             25,867
  CNA Financial Corp.                                   893             23,031
  Conseco, Inc.*                                      2,180             22,236

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------       ------------
  Endurance Specialty Holdings, Ltd.                    520       $     19,032
  Erie Indemnity Co. - Class A                          212             10,852
  Everest Re Group, Ltd.                                210             18,801
  Fidelity National Financial, Inc. - Class A           330              6,049
  First American Corp.                                  560             19,006
  Genworth Financial, Inc. - Class A                 12,656            286,532
  Hartford Financial Services Group, Inc.             2,299            174,195
  HCC Insurance Holdings, Inc.                          960             21,782
  Lincoln National Corp.                                970             50,440
  Loews Corp.                                        27,680          1,113,290
  Markel Corp.*                                          20              8,799
  Marsh & McLennan Cos., Inc.                         1,500             36,525
  Mercury General Corp.                                 220              9,748
  MetLife, Inc.                                       2,700            162,702
  Nationwide Financial Services, Inc. - Class A         790             37,351
  Old Republic International Corp.                    1,490             19,236
  OneBeacon Insurance Group, Ltd.                        80              1,522
  PartnerRe, Ltd.                                       446             34,030
  Philadelphia Consolidated Holding Corp.*              544             17,517
  Principal Financial Group, Inc.                     1,099             61,236
  Protective Life Corp.                                 250             10,140
  Prudential Financial, Inc.                          1,650            129,113
  Reinsurance Group of America, Inc.                    350             19,054
  RenaissanceRe Holdings, Ltd.                          420             21,802
  Safeco Corp.                                        4,707            206,543
  StanCorp Financial Group, Inc.                        120              5,725
  The Allstate Corp.                                  4,791            230,255
  The Hanover Insurance Group, Inc.                      43              1,769
  The Progressive Corp.                               2,750             44,193
  The Travelers Cos., Inc.                           27,580          1,319,703
  Torchmark Corp.                                       390             23,443
  TransAtlantic Holdings, Inc.                          322             21,365
  Unitrin, Inc.                                         470             16,610
  UnumProvident Corp.                                 1,430             31,474
  W.R. Berkley Corp.                                  1,224             33,893
  White Mountains Insurance Group, Ltd.                  20              9,600
  XL Capital, Ltd. - Class A                          1,578             46,630
                                                                  ------------
                                                                     8,792,492
                                                                  ------------
  REAL ESTATE INVESTMENT TRUSTS -- 0.9%
  AMB Property Corp.                                    280             15,238
  Annaly Mortgage Management, Inc.                   11,980            183,534
  Apartment Investment & Management Co. - Class A       418             14,969
  AvalonBay Communities, Inc.                           140             13,513
  Boston Properties, Inc.                               320             29,462
  Brandywine Realty Trust                               670             11,363
  BRE Properties, Inc. - Class A                        180              8,201
  Camden Property Trust                                  70              3,514
  CapitalSource, Inc.                                   435              4,206
  CBL & Associates, Inc.                                600             14,118
  Colonial Properties Trust                           6,990            168,110


                                                   SHARES            VALUE
                                                  ---------       ------------
  Developers Diversified Realty Corp.                   440       $     18,427
  Douglas Emmett, Inc.                                  320              7,059
  Duke Realty Corp.                                     994             22,673
  Equity Residential                                    750             31,118
  Essex Property Trust, Inc.                            132             15,045
  Federal Realty Investment Trust                       175             13,641
  General Growth Properties, Inc.                     1,400             53,438
  Health Care Property Investors, Inc.                  300             10,143
  Health Care REIT, Inc.                                212              9,568
  Hospitality Properties Trust                        3,138            106,755
  Host Hotels & Resorts, Inc.                         1,060             16,875
  HRPT Properties Trust                               2,280             15,344
  iStar Financial, Inc.                                 530              7,436
  Kilroy Realty Corp.                                   361             17,729
  Kimco Realty Corp.                                    350             13,710
  Liberty Property Trust                                620             19,288
  Mack-Cali Realty Corp.                                240              8,570
  Nationwide Health Properties, Inc.                  8,282            279,517
  Plum Creek Timber Co., Inc.                           536             21,815
  ProLogis                                            1,601             94,235
  Public Storage, Inc.                                4,410            390,814
  Rayonier, Inc.                                        176              7,645
  Regency Centers Corp.                                 130              8,419
  Simon Property Group, Inc.                          1,193            110,842
  SL Green Realty                                        50              4,074
  Taubman Centers, Inc.                                 168              8,753
  The Macerich Co.                                      559             39,281
  UDR, Inc.                                           1,412             34,622
  Ventas, Inc.                                        2,839            127,499
  Vornado Realty Trust                                  300             25,863
  Weingarten Realty, Inc.                               816             28,103
                                                                  ------------
                                                                     2,034,529
                                                                  ------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
  CB Richard Ellis Group, Inc. - Class A*             1,316             28,478
  Forest City Enterprises, Inc.                         369             13,579
  Forestar Real Estate Group, Inc*                      153              3,811
  Jones Lang LaSalle, Inc.                              268             20,727
  The St. Joe Co.                                       692             29,708
                                                                  ------------
                                                                        96,303
                                                                  ------------
  THRIFTS & MORTGAGE FINANCE -- 0.3%
  Astoria Financial Corp.                               280              7,605
  Capitol Federal Financial                             269             10,082
  Fannie Mae                                          8,080            212,666
  Freddie Mac                                        11,496            291,079
  Guaranty Financial Group, Inc.*                       153              1,625
  Hudson City Bancorp, Inc.                           1,842             32,566
  Indymac Mortgage Holdings, Inc.                       770              3,819
  New York Community Bancorp, Inc.                      940             17,127
  People's United Financial, Inc.                     1,047             18,123
  Sovereign Bancorp, Inc.                               720              6,710
  TFS Financial Corp.                                    92              1,107
  Washington Federal, Inc.                              190              4,340
  Washington Mutual, Inc.                             9,210             94,863
                                                                  ------------
                                                                       701,712
                                                                  ------------
 TOTAL FINANCIALS                                                   28,148,343
                                                                  ------------


     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------       ------------
 HEALTH CARE -- 13.3%
  BIOTECHNOLOGY -- 1.5%
  Abraxis Bioscience, Inc.*                              39       $      2,304
  Amgen, Inc.*                                        9,645            402,968
  Amylin Pharmaceuticals, Inc.*                         866             25,296
  Biogen Idec, Inc.*                                    440             27,144
  Celgene Corp.*                                      2,410            147,709
  Cephalon, Inc.*                                       383             24,665
  Genentech, Inc.*                                    2,958            240,130
  Genzyme Corp.*                                      1,522            113,450
  Gilead Sciences, Inc.*                             39,947          2,058,469
  ImClone Systems, Inc.*                                346             14,677
  Millennium Pharmaceuticals, Inc.*                  15,898            245,783
  OSI Pharmaceuticals, Inc.*                          5,688            212,674
  PDL BioPharma, Inc.*                                  627              6,640
  Vertex Pharmaceuticals, Inc.                          673             16,078
                                                                  ------------
                                                                     3,537,987
                                                                  ------------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
  Advanced Medical Optics, Inc.*                        546             11,084
  Baxter International, Inc.                          6,437            372,187
  Beckman Coulter, Inc.                                 334             21,560
  Becton, Dickinson and Co.                           1,550            133,068
  Boston Scientific Corp.*                            1,480             19,048
  C.R. Bard, Inc.                                       571             55,044
  Covidien, Ltd.                                     15,140            669,945
  Dentsply International, Inc.                        1,092             42,151
  Edwards Lifesciences Corp.*                           303             13,499
  Gen-Probe, Inc.*                                      307             14,797
  Hillenbrand Industries, Inc.                          232             11,090
  Hospira, Inc.*                                      1,088             46,534
  IDEXX Laboratories, Inc.*                             256             12,611
  Intuitive Surgical, Inc.*                           1,067            346,081
  Kinetic Concepts, Inc.*                               254             11,742
  Medtronic, Inc.                                    17,433            843,234
  ResMed, Inc.*                                         409             17,252
  St. Jude Medical, Inc.*                             2,005             86,596
  Stryker Corp.                                      31,224          2,031,121
  The Cooper Cos., Inc.                                 132              4,545
  Varian Medical Systems, Inc.*                         780             36,535
  Zimmer Holdings, Inc.*                              1,547            120,449
                                                                  ------------
                                                                     4,920,173
                                                                  ------------
  HEALTH CARE PROVIDERS & SERVICES -- 2.0%
  Aetna, Inc.                                        18,191            765,659
  AmerisourceBergen Corp.                            23,610            967,538
  Brookdale Senior Living, Inc.                         292              6,979
  Cardinal Health, Inc.                               2,620            137,576
  CIGNA Corp.                                         3,069            124,509
  Community Health Systems, Inc.*                       299             10,037
  Coventry Health Care, Inc.*                        12,639            509,984
  DaVita, Inc.*                                         744             35,533
  Express Scripts, Inc. - Class A*                    1,428             91,849
  Health Management Associates, Inc. - Class A*       5,040             26,662
  Health Net, Inc.*                                     650             20,020
  Henry Schein, Inc.*                                   632             36,277
  Humana, Inc.*                                       7,537            338,110
  Laboratory Corp. of America Holdings*                 787             57,986
  Lifepoint Hospitals, Inc.*                            210              5,769
  Lincare Holdings, Inc.*                               435             12,228
  McKesson Corp.                                      9,435            494,111


                                                   SHARES            VALUE
                                                  ---------       ------------
  Medco Health Solutions, Inc.*                       3,684       $    161,322
  Omnicare, Inc.                                        499              9,062
  Patterson Cos., Inc.*                                 806             29,258
  Pediatrix Medical Group, Inc.*                        320             21,568
  Quest Diagnostics, Inc.                             1,022             46,266
  Tenet Healthcare Corp.*                             1,900             10,754
  UnitedHealth Group, Inc.                           13,023            447,470
  Universal Health Services, Inc. - Class B             186              9,986
  VCA Antech, Inc.*                                     435             11,897
  Wellcare Health Plans, Inc.*                          211              8,219
  WellPoint, Inc.*                                    2,016             88,966
                                                                  ------------
                                                                     4,485,595
                                                                  ------------
  HEALTH CARE TECHNOLOGY -- 0.1%
  Cerner Corp.*                                         503             18,752
  HLTH Corp.*                                        26,957            257,170
  IMS Health, Inc.                                    1,020             21,430
                                                                  ------------
                                                                       297,352
                                                                  ------------
  LIFE SCIENCES TOOLS & SERVICES -- 1.0%
  Applera Corp. - Applied Biosystems Group              498             16,364
  Charles River Laboratories International, Inc.*       138              8,134
  Covance, Inc.*                                        490             40,655
  Invitrogen Corp.*                                      92              7,863
  Millipore Corp.*                                      300             20,223
  PerkinElmer, Inc.                                     268              6,499
  Pharmaceutical Product Development, Inc.              881             36,914
  TECHNE Corp.*                                         211             14,213
  Thermo Electron Corp.*                             37,057          2,106,320
  Waters Corp.*                                         558             31,081
                                                                  ------------
                                                                     2,288,266
                                                                  ------------
  PHARMACEUTICALS -- 6.6%
  Abbott Laboratories                                60,349          3,328,247
  Allergan, Inc.                                     28,974          1,633,844
  APP Pharmaceuticals, Inc.*                            132              1,595
  Barr Pharmaceuticals, Inc.*                        11,497            555,420
  Bristol-Myers Squibb Co.                           23,540            501,402
  Eli Lilly & Co.                                     4,754            245,259
  Endo Pharmaceuticals Holdings, Inc.*                  799             19,128
  Forest Laboratories, Inc.*                          6,193            247,782
  Johnson & Johnson                                  49,095          3,184,793
  King Pharmaceuticals, Inc.*                           450              3,915
  Merck & Co., Inc.                                  66,238          2,513,732
  Mylan Laboratories, Inc.                            2,500             29,000
  Pfizer, Inc.                                       65,956          1,380,459
  Schering-Plough Corp.                              85,324          1,229,519
  Sepracor, Inc.*                                     6,174            120,516
  Warner Chilcott, Ltd.*                                475              8,550
  Watson Pharmaceuticals, Inc.*                         303              8,884
  Wyeth                                               6,332            264,424
                                                                  ------------
                                                                    15,276,469
                                                                  ------------
 TOTAL HEALTH CARE                                                  30,805,842
                                                                  ------------
 INDUSTRIALS -- 12.7%
  AEROSPACE & DEFENSE -- 2.3%
  Alliant Techsystems, Inc.*                            255             26,400
  BE Aerospace, Inc.*                                   475             16,601
  DRS Technologies, Inc.                                 23              1,340
  General Dynamics Corp.                              2,235            186,332

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------       ------------
  Goodrich Corp.                                        876       $     50,379
  Honeywell International, Inc.                       7,313            412,599
  L-3 Communications Holdings, Inc.                     384             41,987
  Lockheed Martin Corp.                               5,484            544,561
  Northrop Grumman Corp.                             21,268          1,654,863
  Precision Castparts Corp.                           2,592            264,591
  Raytheon Co.                                        3,614            233,501
  Rockwell Collins, Inc.                              1,041             59,493
  Spirit Aerosystems Holdings,
    Inc. - Class A*                                     443              9,826
  The Boeing Co.                                      8,507            632,666
  United Technologies Corp.                          18,104          1,245,917
                                                                  ------------
                                                                     5,381,056
                                                                  ------------
  AIR FREIGHT & LOGISTICS -- 0.9%
  C.H. Robinson Worldwide, Inc.                         884             48,090
  Expeditors International Washington, Inc.           1,468             66,324
  FedEx Corp.                                         2,739            253,823
  United Parcel Service, Inc. - Class B              23,893          1,744,667
  UTI Worldwide, Inc.                                   554             11,124
                                                                  ------------
                                                                     2,124,028
                                                                  ------------
  AIRLINES -- 0.1%
  AMR Corp.*                                          8,686             78,348
  Continental Airlines, Inc.  - Class B*                831             15,980
  Copa Holdings SA                                      122              4,649
  Delta Airlines Co.*                                11,871            102,091
  Northwest Airlines Corp.*                             930              8,361
  Southwest Airlines Co.                              1,335             16,554
  UAL Corp.*                                          1,386             29,840
  US Airways Group, Inc.*                               320              2,851
                                                                  ------------
                                                                       258,674
                                                                  ------------
  BUILDING PRODUCTS -- 0.1%
  Armstrong World Industries, Inc.*                      20                713
  Lennox International, Inc.                             99              3,561
  Masco Corp.                                         2,028             40,215
  Owens Corning, Inc.*                                   70              1,269
  Trane, Inc.                                         1,027             47,140
                                                                  ------------
                                                                        92,898
                                                                  ------------
  COMMERCIAL SERVICES & SUPPLIES -- 1.2%
  Allied Waste Industries, Inc.*                     30,497            329,673
  Avery Dennison Corp.                                  845             41,616
  ChoicePoint, Inc.*                                    599             28,512
  Cintas Corp.                                        1,051             29,996
  Copart, Inc.*                                         360             13,954
  Corrections Corp. of America*                         783             21,548
  Covanta Holding Corp.*                                900             24,750
  Deluxe Corp.                                        5,556            106,731
  Equifax, Inc.                                         846             29,170
  Herman Miller, Inc.                                 8,083            198,599
  HNI Corp.                                             400             10,756
  Manpower, Inc.                                        655             36,850
  Monster Worldwide, Inc.*                              896             21,692
  Pitney Bowes, Inc.                                  1,437             50,324
  R.R. Donnelley & Sons Co.                           8,941            271,002
  Republic Services, Inc.                               973             28,450
  Robert Half International, Inc.                     1,195             30,759
  Steelcase, Inc. - Class A                             463              5,121
  Stericycle, Inc.*                                     462             23,793


                                                   SHARES            VALUE
                                                  ---------       ------------
  The Brink's Co.                                       314       $     21,095
  The Corporate Executive Board Co.                     294             11,901
  The Dun & Bradstreet Corp.                         12,993          1,057,370
  Waste Management, Inc.                             11,844            397,485
                                                                  ------------
                                                                     2,791,147
                                                                  ------------
  CONSTRUCTION & ENGINEERING -- 1.1%
  Fluor Corp.                                        11,221          1,583,956
  Foster Wheeler, Ltd.*                                 829             46,938
  Jacobs Engineering Group, Inc.*                       660             48,569
  KBR, Inc.                                           9,424            261,328
  Quanta Services, Inc.*                              1,158             26,831
  The Shaw Group, Inc.*                              10,982            517,692
  URS Corp.*                                            102              3,334
                                                                  ------------
                                                                     2,488,648
                                                                  ------------
  ELECTRICAL EQUIPMENT -- 1.2%
  AMETEK, Inc.                                          674             29,595
  Cooper Industries, Ltd. - Class A                     693             27,824
  Emerson Electric Co.                               48,245          2,482,688
  First Solar, Inc.*                                    214             49,464
  General Cable Corp.*                                  277             16,363
  Hubbell, Inc. - Class B                               215              9,393
  Rockwell Automation, Inc.                           1,657             95,145
  Roper Industries, Inc.                                602             35,783
  Sunpower Corp. - Class A*                             132              9,835
  Thomas & Betts Corp.*                                 313             11,384
                                                                  ------------
                                                                     2,767,474
                                                                  ------------
  INDUSTRIAL CONGLOMERATES -- 3.2%
  3M Co.                                              7,610            602,331
  Carlisle Cos., Inc.                                   222              7,424
  General Electric Co.                              162,269          6,005,576
  McDermott International, Inc.*                      9,040            495,573
  Teleflex, Inc.                                         60              2,863
  Textron, Inc.                                       1,753             97,151
  Tyco International, Ltd.                            4,360            192,058
  Walter Industries, Inc.                                70              4,384
                                                                  ------------
                                                                     7,407,360
                                                                  ------------
  MACHINERY -- 2.0%
  AGCO Corp.*                                         3,336            199,760
  Caterpillar, Inc.                                  28,970          2,268,061
  Crane Co.                                              30              1,211
  Cummins, Inc.                                      16,722            782,924
  Danaher Corp.                                       1,560            118,607
  Deere & Co.                                           482             38,772
  Donaldson Co., Inc.                                   409             16,475
  Dover Corp.                                           713             29,789
  Eaton Corp.                                         5,921            471,726
  Flowserve Corp.                                       334             34,863
  Gardner Denver, Inc.*                                 150              5,565
  Graco, Inc.                                           330             11,966
  Harsco Corp.                                          575             31,843
  IDEX Corp.                                            702             21,544
  Illinois Tool Works, Inc.                           2,787            134,417
  Ingersoll Rand Co., Ltd. - Class A                    552             24,608
  ITT Industries, Inc.                                  128              6,632
  Joy Global, Inc.                                      697             45,417
  Kennametal, Inc.                                      357             10,507
  Lincoln Electric Holdings, Inc.                       198             12,769
  Oshkosh Truck Corp.                                   590             21,405
  PACCAR, Inc.                                        2,830            127,350
  Pall Corp.                                            730             25,601

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------       ------------
  Parker Hannifin Corp.                                 245       $     16,971
  Pentair, Inc.                                         100              3,190
  SPX Corp.                                              50              5,245
  Terex Corp.*                                          731             45,687
  The Manitowoc Co., Inc.                               706             28,805
  The Timken Co.                                        300              8,916
  The Toro Co.                                          211              8,733
  Trinity Industries, Inc.                              379             10,100
                                                                  ------------
                                                                     4,569,459
                                                                  ------------
  MARINE -- 0.0%
  Kirby Corp.*                                          317             18,069
                                                                  ------------
  ROAD & RAIL -- 0.6%
  Avis Budget Group, Inc.*                            3,284             34,876
  Burlington Northern Santa Fe Corp.                  3,279            302,389
  Con-way, Inc.                                       1,810             89,559
  CSX Corp.                                           4,607            258,315
  Hertz Global Holdings, Inc.*                        2,512             30,295
  JB Hunt Transport Services, Inc.                      468             14,709
  Kansas City Southern Industries, Inc.*                277             11,110
  Landstar System, Inc.                                 420             21,907
  Norfolk Southern Corp.                              3,152            171,217
  Ryder Systems, Inc.                                 5,174            315,148
  Union Pacific Corp.                                 1,117            140,049
  YRC Worldwide, Inc.*                                  430              5,642
                                                                  ------------
                                                                     1,395,216
                                                                  ------------
  TRADING COMPANIES & DISTRIBUTORS -- 0.0%
  Aircastle Ltd.                                        145              1,631
  Fastenal Co.                                          760             34,907
  GATX Corp.                                            112              4,376
  MSC Industrial Direct Co., Inc. - Class A             237             10,013
  W.W. Grainger, Inc.                                   410             31,320
  WESCO International, Inc.*                            287             10,473
                                                                  ------------
                                                                        92,720
                                                                  ------------
 TOTAL INDUSTRIALS                                                  29,386,749
                                                                  ------------
 INFORMATION TECHNOLOGY -- 19.6%
  COMMUNICATIONS EQUIPMENT -- 4.5%
  ADC Telecommunications, Inc.*                          20                242
  Ciena Corp.*                                          828             25,527
  Cisco Systems, Inc.*                              153,476          3,697,237
  CommScope, Inc.*                                    6,238            217,270
  Corning, Inc.                                       8,604            206,840
  Echostar Corp.*                                     6,991            206,514
  F5 Networks, Inc.*                                    465              8,449
  Harris Corp.                                          819             39,746
  JDS Uniphase Corp.*                                15,930            213,303
  Juniper Networks, Inc.*                            44,314          1,107,850
  Motorola, Inc.                                      4,080             37,944
  QUALCOMM, Inc.                                     66,482          2,725,762
  Research in Motion, Ltd.*                          16,400          1,840,572
  Riverbed Technology, Inc.*                            105              1,560
                                                                  ------------
                                                                    10,328,816
                                                                  ------------
  COMPUTERS & PERIPHERALS -- 5.7%
  Apple, Inc.*                                       29,464          4,228,084
  Brocade Communications Systems, Inc.*               2,195             16,023
  Dell, Inc.*                                        23,438            466,885
  Diebold, Inc.                                         373             14,006
  EMC Corp.*                                         43,930            629,956


                                                   SHARES            VALUE
                                                  ---------       ------------
  Hewlett-Packard Co.                                92,698       $  4,232,591
  International Business Machines Corp.              26,903          3,097,611
  Lexmark International Group, Inc. - Class A*          794             24,392
  NCR Corp.*                                            548             12,511
  Netapp, Inc.*                                       2,534             50,807
  QLogic Corp.*                                         833             12,787
  SanDisk Corp.*                                        709             16,002
  Seagate Technology                                  1,719             35,996
  Sun Microsystems, Inc.*                            22,774            353,680
  Teradata Corp.*                                       488             10,765
  Western Digital Corp.*                                503             13,601
                                                                  ------------
                                                                    13,215,697
                                                                  ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
  Agilent Technologies, Inc.*                         2,230             66,521
  Amphenol Corp. - Class A                            1,077             40,118
  Arrow Electronics, Inc.*                            9,191            309,277
  Avnet, Inc.*                                       13,606            445,324
  AVX Corp.                                              52                666
  Dolby Laboratories, Inc.*                             221              8,014
  Ingram Micro, Inc. - Class A*                         640             10,131
  Jabil Circuit, Inc.                                 1,127             10,662
  Mettler-Toledo International, Inc.*                 4,088            397,027
  Molex, Inc.                                           859             19,895
  National Instruments Corp.                            303              7,920
  Sanmina-SCI Corp.*                                    594                962
  Tech Data Corp.*                                      110              3,608
  Trimble Navigation, Ltd.*                             760             21,728
  Vishay Intertechnology, Inc.*                         928              8,408
                                                                  ------------
                                                                     1,350,261
                                                                  ------------
  INTERNET SOFTWARE & SERVICES -- 1.6%
  Akamai Technologies, Inc.*                          1,178             33,172
  eBay, Inc.*                                         6,933            206,881
  Google, Inc. - Class A*                             7,523          3,313,656
  VeriSign, Inc.*                                     1,578             52,453
  WebMD Health Corp.*                                    39                919
  Yahoo!, Inc.*                                       7,506            217,149
                                                                  ------------
                                                                     3,824,230
                                                                  ------------
  IT SERVICES -- 1.2%
  Accenture, Ltd. - Class A                           4,188            147,292
  Acxiom Corp.                                          330              3,917
  Affiliated Computer Services, Inc.*                   278             13,930
  Alliance Data Systems Corp.*                          409             19,432
  Automatic Data Processing, Inc.                     4,077            172,824
  Broadridge Financial Solutions, Inc.                  726             12,778
  Cognizant Technology Solutions
    Corp. - Class A*                                  1,631             47,022
  Computer Sciences Corp.*                            6,730            274,517
  Convergys Corp.*                                   12,983            195,524
  DST Systems, Inc.*                                    307             20,182
  Electronic Data Systems Corp.                       2,791             46,470
  Fidelity National
    Information Services, Inc.                        1,874             71,474
  Fiserv, Inc.*                                       1,151             55,352
  Genpact, Ltd.*                                        158              1,935
  Global Payments, Inc.                              12,222            505,502
  Hewitt Associates, Inc.*                              423             16,823
  Iron Mountain, Inc.*                                  924             24,430

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------       ------------
  Mastercard, Inc.                                    4,190       $    934,328
  Metavante Technologies, Inc.*                         239              4,778
  MoneyGram International, Inc.                         435                809
  Neustar, Inc.*                                        666             17,636
  Paychex, Inc.                                       2,378             81,470
  The Western Union Co.                               5,308            112,901
  Total System Services, Inc.                         1,252             29,622
  Unisys Corp.*                                         200                886
  VeriFone Holdings, Inc.*                              326              5,174
                                                                  ------------
                                                                     2,817,008
                                                                  ------------
  OFFICE ELECTRONICS -- 0.2%
  Xerox Corp.                                        37,135            555,911
  Zebra Technologies Corp. - Class A*                   356             11,862
                                                                  ------------
                                                                       567,773
                                                                  ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.0%
  Advanced Micro Devices, Inc.*                       1,340              7,893
  Altera Corp.                                        2,332             42,979
  Analog Devices, Inc.                                2,416             71,320
  Applied Materials, Inc.                            71,174          1,388,605
  Atmel Corp.*                                          210                731
  Broadcom Corp. - Class A*                           2,952             56,885
  Cree, Inc.*                                           325              9,087
  Cypress Semiconductor Corp.*                          891             21,037
  Fairchild Semiconductor International, Inc.*          264              3,147
  Integrated Device Technology, Inc.*                   343              3,063
  Intel Corp.                                        61,263          1,297,550
  International Rectifier Corp.*                        399              8,579
  Intersil Holding Corp. - Class A                      432             11,089
  KLA -Tencor Corp.                                   1,303             48,341
  Lam Research Corp.*                                 5,872            224,428
  Linear Technology Corp.                             1,901             58,342
  LSI Logic Corp.*                                    2,694             13,335
  Marvell Technology Group, Ltd.*                     2,875             31,280
  MEMC Electronic Materials, Inc.*                    1,361             96,495
  Microchip Technology, Inc.                          1,565             51,222
  Micron Technology, Inc.*                            2,090             12,477
  National Semiconductor Corp.                        1,859             34,057
  Novellus Systems, Inc.*                               426              8,967
  NVIDIA Corp.*                                       3,598             71,204
  Rambus, Inc.*                                         462             10,769
  Silicon Laboratories, Inc.*                           350             11,039
  Teradyne, Inc.*                                    41,248            512,300
  Texas Instruments, Inc.                            14,170            400,586
  Varian Semiconductor
    Equipment Associates, Inc.*                         409             11,513
  Xilinx, Inc.                                        2,354             55,908
                                                                  ------------
                                                                     4,574,228
                                                                  ------------
  SOFTWARE -- 3.8%
  Activision, Inc.*                                   1,628             44,461
  Adobe Systems, Inc.*                                3,672            130,686
  Amdocs, Ltd.                                        1,119             31,735
  Autodesk, Inc.*                                     1,671             52,603
  BEA Systems, Inc.*                                  2,262             43,317
  BMC Software, Inc.*                                 1,172             38,113
  CA, Inc.                                            2,373             53,393
  Cadence Design Systems, Inc.*                         966             10,317


                                                   SHARES            VALUE
                                                  ---------       ------------
  Check Point Software Technologies, Ltd.*            4,973       $    111,395
  Citrix Systems, Inc.*                               1,290             37,836
  Compuware Corp.*                                    2,117             15,539
  Electronic Arts, Inc.*                             26,363          1,316,041
  FactSet Research Systems, Inc.                        264             14,222
  Fair Isaac & Co., Inc.                                266              5,724
  Intuit, Inc.*                                       2,175             58,747
  McAfee, Inc.*                                       1,131             37,425
  Microsoft Corp.                                   129,886          3,686,165
  NAVTEQ Corp.*                                         561             38,148
  Novell, Inc.*                                      45,514            286,283
  Oracle Corp.*                                     123,161          2,409,029
  Red Hat, Inc.*                                      1,093             20,100
  Salesforce.com, Inc.*                                 558             32,291
  Sybase, Inc.*                                       9,966            262,106
  Symantec Corp.*                                     2,033             33,788
  Synopsys, Inc.*                                     1,520             34,519
  VMware Inc.*                                          158              6,766
                                                                  ------------
                                                                     8,810,749
                                                                  ------------
 TOTAL INFORMATION TECHNOLOGY                                       45,488,762
                                                                  ------------
 MATERIALS -- 3.1%
  CHEMICALS -- 1.4%
  Air Products & Chemicals, Inc.                        728             66,976
  Airgas, Inc.                                          502             22,826
  Albemarle Corp.                                       549             20,049
  Ashland, Inc.                                       5,988            283,232
  Cabot Corp.                                           330              9,240
  Celanese Corp. - Series A                          11,653            455,050
  Chemtura Corp.                                        239              1,754
  Cytec Industries, Inc.                                 50              2,693
  E.I. DuPont de Nemours & Co.                       12,028            562,429
  Eastman Chemical Co.                                   60              3,747
  Ecolab, Inc.                                       13,570            589,345
  FMC Corp.                                              20              1,110
  International Flavors & Fragrances, Inc.              446             19,646
  Monsanto Co.                                        3,226            359,699
  Nalco Holding Co.                                     912             19,289
  NOVA Chemicals Corp.                                6,104            145,580
  Olin Corp.                                          7,450            147,212
  PPG Industries, Inc.                                  500             30,255
  Praxair, Inc.                                       1,983            167,028
  Rohm & Haas Co.                                       872             47,158
  RPM International, Inc.                               671             14,051
  Sigma-Aldrich Corp.                                   431             25,709
  The Dow Chemical Co.                                6,386            235,324
  The Lubrizol Corp.                                    242             13,433
  The Mosaic Co.*                                       373             38,270
  The Scotts Miracle - Gro Co. - Class A                349             11,315
  The Valspar Corp.                                     246              4,881
  Valhi, Inc.                                            30                702
  Westlake Chemical Corp.                               530              6,916
                                                                  ------------
                                                                     3,304,919
                                                                  ------------
  CONSTRUCTION MATERIALS -- 0.2%
  Cemex S.A.B. de C.V. Sponsored ADR*                17,563            458,746
  Eagle Materials, Inc.                                 434             15,429
  Martin Marietta Materials Corp.                       284             30,152
  Vulcan Materials Co.                                  841             55,842
                                                                  ------------
                                                                       560,169
                                                                  ------------

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------       ------------
  CONTAINERS & PACKAGING -- 0.1%
  Ball Corp.                                            688       $     31,607
  Bemis Co., Inc.                                       370              9,409
  Crown Holdings, Inc.*                                 924             23,248
  Owens-Illinois, Inc.*                                 802             45,257
  Packaging Corp.                                       665             14,849
  Pactiv Corp.*                                       1,063             27,861
  Sealed Air Corp.                                      698             17,625
  Smurfit-Stone Container Corp.*                         20                154
  Sonoco Products Co.                                    70              2,004
  Temple-Inland, Inc.                                   460              5,851
                                                                  ------------
                                                                       177,865
                                                                  ------------
  METALS & MINING -- 1.3%
  AK Steel Holding Corp.                                590             32,108
  Alcoa, Inc.                                        20,475            738,328
  Allegheny Technologies, Inc.                          888             63,368
  Carpenter Technology Corp.                            285             15,951
  Cleveland-Cliffs, Inc.                                211             25,282
  Commercial Metals Co.                                  60              1,798
  Freeport-McMoRan Copper &
    Gold, Inc. - Class B                              6,246            600,990
  Newmont Mining Corp.                                1,134             51,370
  Nucor Corp.                                        12,166            824,125
  Reliance Steel & Aluminum Co.                       2,977            178,203
  Southern Copper Corp.                               1,012            105,076
  Steel Dynamics, Inc.                               11,240            371,370
  Titanium Metals Corp.                                 357              5,373
  United States Steel Corp.                             250             31,718
                                                                  ------------
                                                                     3,045,060
                                                                  ------------
  PAPER & FOREST PRODUCTS -- 0.1%
  Domtar Corp.*                                       2,558             17,471
  International Paper Co.                             2,518             68,490
  Louisiana-Pacific Corp.                               990              9,088
  MeadWestvaco Corp.                                    110              2,994
  Weyerhaeuser Co.                                    1,142             74,276
                                                                  ------------
                                                                       172,319
                                                                  ------------
 TOTAL MATERIALS                                                     7,260,332
                                                                  ------------
 TELECOMMUNICATION SERVICES -- 2.4%
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%
  AT&T, Inc.                                         62,676          2,400,491
  CenturyTel, Inc.                                   30,110          1,000,857
  Citizens Communications Co.                         2,686             28,176
  Embarq Corp.                                        5,682            227,848
  Level 3 Communications, Inc.*                       7,972             16,901
  Qwest Communications International, Inc.           30,887            139,918
  Verizon Communications, Inc.                       18,651            679,829
  Windstream Corp.                                    4,912             58,698
                                                                  ------------
                                                                     4,552,718
                                                                  ------------
  WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
  American Tower Corp. - Class A*                     2,338             91,673
  Clearwire Corp. - Class A*                             20                296
  Crown Castle International Corp.*                  18,370            633,581
  Leap Wireless International, Inc.                     264             12,303
  MetroPCS Communications, Inc.*                        323              5,491
  NII Holdings, Inc.*                                 1,027             32,638
  SBA Communications Corp. - Class A*                   528             15,750


                                                   SHARES            VALUE
                                                  ---------       ------------
  Sprint Nextel Corp.                                17,391       $    116,346
  Telephone & Data Systems, Inc.                        267             10,485
  U.S. Cellular Corp.*                                   46              2,530
                                                                  ------------
                                                                       921,093
                                                                  ------------
 TOTAL TELECOMMUNICATION SERVICES                                    5,473,811
                                                                  ------------
 UTILITIES -- 2.9%
  ELECTRIC UTILITIES -- 1.4%
  Allegheny Energy, Inc.                              1,008             50,904
  American Electric Power Co., Inc.                  26,753          1,113,727
  DPL, Inc.                                           7,292            186,967
  Duke Energy Corp.                                   4,000             71,400
  Edison International Co.                              560             27,451
  Entergy Corp.                                         976            106,462
  Exelon Corp.                                       11,047            897,790
  FirstEnergy Corp.                                     560             38,427
  FPL Group, Inc.                                       520             32,625
  Great Plains Energy, Inc.                             370              9,120
  Hawaiian Electric Industries, Inc.                     80              1,910
  Northeast Utilities Co.                               180              4,417
  Pepco Holdings, Inc.                                  340              8,405
  Pinnacle West Capital Corp.                           320             11,226
  Portland General Electric Co.                      10,662            240,428
  PPL Corp.                                           2,241            102,907
  Progress Energy, Inc.                                 940             39,198
  Sierra Pacific Resources Corp.                        221              2,791
  Southern Co.                                        4,490            159,889
                                                                  ------------
                                                                     3,106,044
                                                                  ------------
  GAS UTILITIES -- 0.0%
  AGL Resources, Inc.                                    90              3,089
  Atmos Energy Corp.                                    460             11,730
  Energen Corp.                                          30              1,869
  Equitable Resources, Inc.                             615             36,223
  National Fuel Gas Co.                                 160              7,553
  Questar Corp.                                         393             22,228
  UGI Corp.                                             130              3,240
                                                                  ------------
                                                                        85,932
                                                                  ------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
  AES Corp.*                                         24,536            409,015
  Constellation Energy Group, Inc.                    1,026             90,565
  Dynegy, Inc. - Class A*                               460              3,629
  Mirant Corp.*                                      12,450            453,056
  NRG Energy, Inc.*                                   1,126             43,903
                                                                  ------------
                                                                     1,000,168
                                                                  ------------
  MULTI-UTILITIES -- 1.1%
  Alliant Energy Corp.                               12,210            427,472
  Ameren Corp.                                          560             24,662
  CenterPoint Energy, Inc.                           27,291            389,443
  CMS Energy Corp.                                   19,327            261,688
  Consolidated Edison, Inc.                             900             35,730
  Dominion Resources, Inc.                            1,400             57,176
  DTE Energy Co.                                        530             20,612
  Integrys Energy Group, Inc.                            10                466
  MDU Resources Group, Inc.                             200              4,910
  NiSource, Inc.                                        940             16,206
  NSTAR                                                 310              9,433
  OGE Energy Corp.                                      390             12,156
  PG&E Corp.                                            480             17,674
  Public Service Enterprise Group, Inc.                 740             29,741

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------       ------------
  SCANA Corp.                                           280       $     10,242
  Sempra Energy Co.                                     470             25,042
  TECO Energy, Inc.                                     150              2,393
  Vectren Corp.                                         250              6,707
  Wisconsin Energy Corp.                                150              6,598
  Xcel Energy, Inc.                                  58,460          1,166,277
                                                                  ------------
                                                                     2,524,628
                                                                  ------------
  WATER UTILITIES -- 0.0%
  Aqua America, Inc.                                     62              1,164
                                                                  ------------
 TOTAL UTILITIES                                                     6,717,936
                                                                  ------------

 TOTAL COMMON STOCK
  (Cost $227,215,443)                                              231,938,466
                                                                  ------------

 EXCHANGE-TRADED FUNDS -- 1.4%
  iShares Russell 1000
   Growth Index Fund
   (Cost $3,115,374)                                 57,661          3,139,065
                                                                  ------------

 SHORT-TERM INVESTMENTS -- 0.7%
  BlackRock Liquidity Funds
   TempCash Portfolio -
   Institutional Series                             837,042            837,042
  BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Series                             837,036            837,036
                                                                  ------------

 TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,674,078)                                                  1,674,078
                                                                  ------------

 TOTAL INVESTMENTS -- 102.0%
     (Cost $232,004,895)+                                         $236,751,609
 LIABILITIES IN EXCESS OF OTHER ASSETS --
 (2.0)%                                                             (4,683,845)
                                                                  ------------
 NET ASSETS -- 100.0%                                             $232,067,764
                                                                  ============

*    Non-income producing security.
+ The cost for Federal income tax purposes is $236,945,271. At March 31, 2008 net unrealized depreciation was $193,662. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $19,571,446, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $19,765,108.

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
COMMON STOCK -- 94.1%
 CONSUMER DISCRETIONARY -- 14.1%
  AUTO COMPONENTS -- 1.0%
  Aftermarket Technology Corp.*                         221       $     4,296
  American Axle &
    Manufacturing Holdings, Inc.                      4,380            89,790
  Amerigon, Inc.*                                       272             4,026
  ArvinMeritor, Inc.                                    873            10,921
  Cooper Tire & Rubber Co.                              753            11,272
  Drew Industries, Inc.*                                283             6,922
  Exide Technologies*                                   829            10,860
  Hayes Lemmerz International, Inc.*                  1,325             3,697
  Lear Corp.*                                         4,377           113,408
  Modine Manufacturing Co.                              558             8,085
  Noble International, Ltd.                             209             1,306
  Raser Technologies, Inc.*                             418             3,591
  Sauer-Danfoss, Inc.                                   292             6,465
  Shiloh Industries, Inc.                                70               782
  Spartan Motors, Inc.                                  415             3,511
  Standard Motor Products, Inc.                         200             1,224
  Stoneridge, Inc.*                                      50               673
  Superior Industries International, Inc.               314             6,515
  Tenneco, Inc.*                                        436            12,182
  Visteon Corp.*                                      1,381             5,193
                                                                  -----------
                                                                      304,719
                                                                  -----------
  AUTOMOBILES -- 0.1%
  Fleetwood Enterprises, Inc.*                          687             3,160
  Monaco Coach Corp.                                    722             6,845
  Winnebago Industries, Inc.                            537             9,075
                                                                  -----------
                                                                       19,080
                                                                  -----------
  DISTRIBUTORS -- 0.1%
  Audiovox Corp. - Class A*                             193             2,061
  Building Materials Holding Corp.                    1,268             5,554
  Core Mark Holding Co., Inc.*                          182             5,231
  LKQ Corp.*                                          1,437            32,289
  Source Interlink Cos.,Inc.*                           234               445
                                                                  -----------
                                                                       45,580
                                                                  -----------
  DIVERSIFIED CONSUMER SERVICES -- 1.8%
  American Public Education, Inc.*                       10               304
  Bright Horizons Family Solutions, Inc.*               324            13,945
  Capella Education Co.*                                142             7,753
  Coinstar, Inc.*                                       257             7,232
  Corinthian Colleges, Inc.*                          1,199             8,669
  CPI Corp.                                             123             2,124
  DeVry, Inc.                                         3,513           146,984
  INVESTools, Inc.*                                  10,927           120,088
  Jackson Hewitt Tax Service, Inc.                      412             4,726
  Lincoln Educational Services Corp*                      7                84
  Matthews International Corp. - Class A                441            21,278
  Pre-Paid Legal Services, Inc.*                        160             6,786
  Regis Corp.                                         3,241            89,095
  Sotheby's Holdings, Inc. -  Class A                 3,279            94,796
  Steiner Leisure, Ltd.*                                182             6,006


                                                     SHARES          VALUE
                                                     ------       -----------
  Stewart Enterprises, Inc. - Class A                   758       $     4,866
  Strayer Education, Inc.                               204            31,110
  Universal Technical Institute, Inc.*                  325             3,812
                                                                  -----------
                                                                      569,658
                                                                  -----------
  HOTELS, RESTAURANTS & LEISURE -- 2.3%
  AFC Enterprises, Inc.*                              1,120            10,069
  Ambassadors Group, Inc.                               323             6,101
  Ambassadors International, Inc.                        17               126
  Ameristar Casinos, Inc.                               321             5,858
  Bally Technologies, Inc.*                           2,700            92,718
  Benihana, Inc.*                                       224             2,525
  BJ's Restaurants, Inc.*                               213             3,069
  Bluegreen Corp.*                                      220             1,474
  Bob Evans Farms, Inc.                                 934            25,769
  Buffalo Wild Wings, Inc.*                             193             4,729
  California Pizza Kitchen, Inc.*                       385             5,047
  Carrols Restaurant Group, Inc.*                        22               196
  CBRL Group, Inc.                                    1,262            45,142
  CEC Entertainment, Inc.*                              420            12,130
  Chipotle Mexican Grill, Inc.*                         413            40,098
  Churchill Downs, Inc.                                  89             4,204
  CKE Restaurants, Inc.                                 829             9,301
  Cosi, Inc.*                                           100               287
  Denny's Corp.*                                      1,178             3,510
  Domino's Pizza, Inc.                                  363             4,897
  Dover Downs Entertainment, Inc.                       490             4,170
  Gaylord Entertainment Co.*                            395            11,965
  Great Wolf Resorts, Inc.*                             740             4,721
  IHOP Corp.                                            256            12,262
  Isle of Capri Casinos, Inc.*                          207             1,480
  Jack in the Box, Inc.*                              2,572            69,110
  Jamba, Inc.*                                          913             2,419
  Krispy Kreme Doughnuts, Inc.*                         496             1,513
  Landry's Restaurants, Inc.                            220             3,582
  Life Time Fitness, Inc.*                              396            12,359
  Lodgian, Inc.*                                        284             3,167
  McCormick & Schmick's
    Seafood Restaurants, Inc.*                          274             3,192
  Monarch Casino & Resort, Inc.*                        187             3,312
  Morgans Hotel Group Co.*                              287             4,253
  Morton's Restaurant Group, Inc.*                    2,709            21,482
  MTR Gaming Group, Inc.*                               572             4,004
  Multimedia Games, Inc.*                               286             1,527
  O'Charley's, Inc.                                     251             2,892
  Papa John's International, Inc.*                      350             8,474
  Peet's Coffee & Tea, Inc.*                            164             3,856
  PF Chang's China Bistro, Inc.*                        378            10,750
  Pinnacle Entertainment, Inc.*                         639             8,179
  Premier Exhibitions, Inc.*                            379             2,289
  Red Robin Gourmet Burgers, Inc.*                      220             8,265
  Riviera Holdings Corp.*                               121             2,494
  Ruby Tuesday, Inc.                                  1,021             7,658
  Ruth's Chris Steak House, Inc.*                       223             1,541
  Shuffle Master, Inc.*                                 585             3,130
  Sonic Corp.*                                          816            17,985
  Speedway Motorsports, Inc.                            189             4,738
  Texas Roadhouse, Inc.*                                756             7,409
  The Marcus Corp.                                      580            11,136

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  The Steak 'n Shake Co.*                               258       $     2,030
  Town Sports International Holdings, Inc.*             352             2,256
  Triarc Cos., Inc. - Class B                         1,320             9,121
  Trump Entertainment Resorts, Inc.*                    210               756
  Vail Resorts, Inc.*                                   486            23,469
  WMS Industries, Inc.*                               3,651           131,327
                                                                  -----------
                                                                      711,523
                                                                  -----------
  HOUSEHOLD DURABLES -- 0.7%
  American Greetings Corp.                              872            16,176
  Avatar Holdings, Inc.*                                108             4,708
  Beazer Homes USA, Inc.                                352             3,326
  Blyth, Inc.                                           339             6,685
  Brookfield Homes Corp.                                210             3,528
  California Coastal Communities, Inc.*                  10                48
  Champion Enterprises, Inc.*                         1,090            10,933
  CSS Industries, Inc.                                  118             4,125
  Directed Electronics, Inc.*                           140               293
  Ethan Allen Interiors, Inc.                           464            13,191
  Furniture Brands International, Inc.                1,170            13,689
  Helen of Troy Ltd.*                                   320             5,366
  Hooker Furniture Corp.                                 50             1,117
  Hovnanian Enterprises, Inc.*                          543             5,756
  iRobot Corp.*                                         274             4,688
  La-Z-Boy Chair Co.                                    756             6,305
  Libbey, Inc.                                          262             4,412
  Lifetime Brands, Inc.                                   4                36
  M/I Homes, Inc.                                       280             4,754
  Meritage Homes Corp.*                                 290             5,603
  National PrestoIndustries, Inc.                        33             1,729
  Orleans Homebuilders, Inc.                            110               627
  Palm Harbor Homes, Inc.*                               80               421
  Russ Berrie & Co., Inc.*                              127             1,786
  Sealy Corp.                                         1,020             7,752
  Skyline Corp.                                         110             3,060
  Standard Pacific Corp.                              1,017             4,943
  Syntax-Brillian Corp.*                                120               118
  Tempur-Pedic International, Inc.                    1,131            12,441
  Tupperware Brands Corp.                             1,485            57,440
  Universal Electronics,Inc.*                         1,110            26,873
                                                                  -----------
                                                                      231,929
                                                                  -----------
  INTERNET & CATALOG RETAIL -- 1.1%
  1-800-FLOWERS.COM, Inc.*                              395             3,361
  Blue Nile, Inc.*                                      177             9,585
  FTD Group, Inc.                                       312             4,187
  Gaiam, Inc. Class A*                                  191             3,308
  GSI Commerce, Inc.*                                   251             3,301
  Netflix, Inc.*                                      1,586            54,955
  Orbitz Worldwide, Inc.*                               699             4,816
  Overstock.com, Inc.*                                  241             2,870
  PetMed Express, Inc.*                               2,408            26,705
  Priceline.com, Inc.*                                1,759           212,593
  Shutterfly, Inc.*                                     175             2,602
  Stamps.com, Inc.*                                     236             2,421
  Systemax, Inc.                                        196             2,364
  U.S. Auto Parts Network, Inc.*                         90               288
  ValueVision Media, Inc.*                              587             3,252
                                                                  -----------
                                                                      336,608
                                                                  -----------

                                                     SHARES          VALUE
                                                     ------       -----------
  LEISURE EQUIPMENT & PRODUCTS -- 0.6%
  Arctic Cat, Inc.                                      532       $     3,878
  Callaway Golf Co.                                   3,611            53,010
  JAKKS Pacific, Inc.*                                3,030            83,537
  Leapfrog Enterprises, Inc.*                           508             3,581
  Marine Products Corp.                                 134             1,083
  MarineMax, Inc.*                                      253             3,152
  Polaris Industries, Inc.                              597            24,483
  RC2 Corp.*                                            262             5,494
  Smith & Wesson Holdings Corp.*                        381             1,913
  Steinway Musical Instruments*                          20               570
  Sturm, Ruger & Co., Inc.*                             554             4,565
  The Nautilus Group, Inc.                              674             2,218
                                                                  -----------
                                                                      187,484
                                                                  -----------
  MEDIA -- 1.1%
  Arbitron, Inc.                                        421            18,170
  Belo Corp.*                                           252             2,880
  Belo Corp. - Class A                                1,261            13,329
  Carmike Cinemas, Inc.                                 594             6,106
  Cinemark Holdings, Inc.                               399             5,103
  Citadel Broadcasting Corp.                          4,893             8,122
  CKX, Inc.*                                            392             3,732
  Cox Radio, Inc.*                                      641             7,615
  Crown Media Holdings, Inc.*                           492             2,544
  Cumullus Media, Inc.*                                 367             2,342
  DG Fastchannel, Inc.*                                 151             2,896
  Dolan Media Co.*                                      123             2,474
  Emmis Communications Corp. - Class A*               1,320             4,594
  Entercom Communications Corp.                         819             8,133
  EntravisionCommunications Corp.*                      737             4,908
  Fisher Communications, Inc.*                           69             2,150
  Gatehouse Media, Inc.                                 693             4,047
  Gemstar-TV Guide International, Inc.*               3,117            14,650
  Getty Images, Inc.*                                 1,200            38,400
  Global Sources, Ltd.*                                 254             3,772
  Gray Communications Systems, Inc.                     675             3,841
  Harris Interactive, Inc.*                             770             2,102
  Interactive Data Corp.                                571            16,256
  Journal Communications, Inc. -  Class A               921             6,797
  Knology, Inc.*                                        274             3,548
  Lakes Entertainment, Inc.*                             51               225
  Lee Enterprises, Inc.                               1,028            10,290
  Lin TV Corp.*                                         554             5,324
  Live Nation, Inc.*                                    558             6,769
  Lodgenet Entertainment Corp.*                         270             1,644
  Martha Stewart Living
    Omnimedia, Inc. - Class A*                          522             3,879
  Marvel Entertainment, Inc.*                           776            20,789
  Media General, Inc. - Class A                         398             5,580
  Mediacom Communications Corp.*                        692             2,996
  Morningstar, Inc.*                                    159             9,755
  National Cinemedia, Inc.                              535            12,027
  Nexstar Broadcasting Group, Inc.*                       7                41
  Playboy Enterprises, Inc.*                            315             2,624

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  Primedia, Inc.                                        705       $     5,182
  Radio One, Inc. - Class D*                          3,362             5,110
  RCN Corp.*                                            770             8,609
  Salem Communications Corp. - Class A                  130               521
  Scholastic Corp.*                                     365            11,049
  Sinclair Broadcast Group, Inc. - Class A            1,108             9,872
  Spanish Broadcasting System, Inc.*                     46                81
  Sun-Times Media Group, Inc.*                        1,171               843
  Tivo, Inc.*                                         1,290            11,300
  Valassis Communications, Inc.*                        860             9,331
  Value Line, Inc.                                       92             4,223
  Westwood One, Inc.*                                 1,855             3,896
  World Wrestling Entertainment, Inc.                   648            12,059
                                                                  -----------
                                                                      352,530
                                                                  -----------
  MULTILINE RETAIL -- 0.1%
  99 Cents Only Stores*                                 724             7,160
  Bon-Ton Stores, Inc.                                   47               257
  Fred's, Inc. - Class A                                439             4,500
  Retail Ventures, Inc.*                                568             2,755
  Tuesday Morning Corp.*                              1,104             5,719
                                                                  -----------
                                                                       20,391
                                                                  -----------
  SPECIALTY RETAIL -- 2.6%
  Aaron Rents, Inc.                                     562            12,105
  AC Moore Arts & Crafts, Inc.*                         258             1,760
  Aeropostale, Inc.*                                  6,445           174,724
  America's Car-Mart, Inc.*                              40               504
  AnnTaylor Stores Corp.*                             1,700            41,106
  Asbury Automotive Group, Inc.                         417             5,738
  Barnes & Noble, Inc.                                1,600            49,040
  Bebe Stores, Inc.                                     550             5,912
  Big 5 Sporting Goods Corp.                            465             4,078
  Blockbuster, Inc. - Class A*                        2,210             7,205
  Books-A-Million, Inc.                                 270             2,360
  Borders Group, Inc.                                   708             4,156
  Brown Shoe Co., Inc.                                  732            11,031
  Build-A-Bear Workshop, Inc.*                          308             2,800
  Cabela's, Inc. - Class A*                             322             4,560
  Cache, Inc.*                                          273             3,082
  Casual Male Retail Group, Inc.*                       494             2,075
  Charlotte Russe Holdings, Inc.*                       408             7,075
  Charming Shoppes, Inc.*                             1,190             5,748
  Christopher & Banks Corp.                             662             6,613
  Citi Trends, Inc.*                                    269             4,963
  Collective Brands, Inc.*                              883            10,702
  Conn's, Inc.*                                         185             3,017
  Cost Plus, Inc.*                                      140               469
  CSK Auto Corp.*                                     1,141            10,623
  Dress Barn, Inc.*                                     637             8,243
  DSW, Inc.*                                            284             3,678
  Eddie Bauer Holdings, Inc.*                           516             2,007
  Gander Mountain Co.*                                   95               578
  Genesco, Inc.*                                        255             5,893
  Group 1 Automotive, Inc.                              346             8,124
  Guess?, Inc.                                           10               405
  Haverty Furniture Cos., Inc.                          357             3,798
  Hhgregg, Inc.*                                          5                56
  Hibbett Sports, Inc.*                                 418             6,454
  Hot Topic, Inc.*                                      559             2,409
  J. Crew Group, Inc.*                                  481            21,246

                                                     SHARES          VALUE
                                                     ------       -----------
  Jo-Ann Stores, Inc.*                                  212       $     3,123
  Jos. A. Bank Clothiers, Inc.*                         252             5,166
  Lithia Motors, Inc. - Class A                         229             2,327
  Midas, Inc.*                                          348             5,982
  Monro Muffler Brake, Inc.                             215             3,633
  New York & Co., Inc.*                                 588             3,375
  Nexcen Brands, Inc.*                                  783             2,686
  Pacific Sunwear of California, Inc.*                4,949            62,407
  Pier 1 Imports, Inc.*                               1,285             8,070
  Rent-A-Center, Inc.*                                1,200            22,020
  Sally Beauty Holdings, Inc.*                        1,193             8,232
  Select Comfort Corp.*                               1,012             3,643
  Shoe Carnival, Inc.*                                   25               338
  Sonic Automotive, Inc.                                520            10,686
  Stage Stores, Inc.                                    414             6,707
  Stein Mart, Inc.                                    1,099             6,176
  Syms Corp.                                             10               121
  Talbots, Inc.                                         536             5,778
  The Buckle, Inc.                                      216             9,662
  The Cato Corp. - Class A                              458             6,842
  The Children's Place Retail Stores, Inc.*             347             8,522
  The Finish Line, Inc. - Class A                     1,170             5,569
  The Gymboree Corp.*                                 1,668            66,520
  The Men's Wearhouse, Inc.                             758            17,639
  The Pep Boys - Manny, Moe & Jack                      529             5,269
  Tween Brands, Inc.*                                   402             9,945
  Ulta Salon Cosmetics & Fragrance, Inc.*                10               140
  West Marine, Inc.*                                    110               767
  Wetseal, Inc. - Class A*                           16,373            55,504
  Zale Corp.*                                           475             9,386
  Zumiez, Inc.*                                         209             3,279
                                                                  -----------
                                                                      803,851
                                                                  -----------
  TEXTILES, APPAREL & LUXURY GOODS -- 2.6%
  Carter's, Inc.*                                       885            14,293
  Cherokee, Inc.                                        151             5,084
  Columbia Sportswear Co.                               825            36,325
  Crocs, Inc.*                                           10               175
  Deckers Outdoor Corp.*                                725            78,169
  FGX International Holdings, Ltd.*                      15               179
  Fossil, Inc.*                                       2,755            84,138
  G-III Apparel Group, Ltd.*                            269             3,610
  Hartmarx Corp.*                                       120               350
  Heelys, Inc.*                                          85               365
  Iconix Brand Group, Inc.*                           2,993            51,928
  K-Swiss, Inc. - Class A                               420             6,644
  Kenneth Cole Productions,Inc.                       2,405            40,741
  Lululemon Athletica, Inc.*                            134             3,810
  Maidenform Brands, Inc.*                              308             5,011
  Movado Group, Inc.                                    736            14,345
  Oxford Industries, Inc.                             2,163            48,732
  Perry Ellis International, Inc.*                      270             5,894
  Phillips-Van Heusen Corp.                           1,800            68,256
  Quiksilver, Inc.*                                   1,275            12,508
  Skechers U.S.A., Inc.*                                352             7,114
  Steven Madden, Ltd.*                                6,312           108,125
  The Timberland Co. - Class A*                       4,447            61,057
  The Warnaco Group, Inc.*                            1,822            71,860
  True Religion Apparel,Inc.*                         1,147            21,277


     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                   ------         -----------
  Under Armour, Inc.*                                   304       $    11,126
  Unifirst Corp.                                        145             5,378
  Volcom, Inc.*                                       1,038            20,978
  Wolverine World Wide, Inc.                            611            17,725
                                                                  -----------
                                                                      805,197
                                                                  -----------
 TOTAL CONSUMER DISCRETIONARY                                       4,388,550
                                                                  -----------
 CONSUMER STAPLES -- 3.9%
  BEVERAGES -- 0.8%
  Central EuropeanDistribution Corp.*                 2,562           149,083
  Coca-Cola Bottling Co.                              1,151            70,925
  Jones Soda Co.*                                       511             1,783
  MGP Ingredients, Inc.                                  41               287
  National Beverage Corp.                               363             2,784
  PepsiAmericas, Inc.                                 1,000            25,530
  The Boston Beer Co., Inc. - Class A*                  122             5,800
                                                                  -----------
                                                                      256,192
                                                                  -----------
  FOOD & STAPLES RETAILING -- 0.7%
  Andersons, Inc.                                       120             5,353
  Arden Group, Inc.                                      23             3,289
  Casey's General Stores, Inc.                          379             8,565
  Great Atlantic & Pacific Tea Co., Inc.*               482            12,638
  Ingles Markets, Inc. - Class A                        267             6,566
  Long's Drug Stores Corp.                            1,166            49,508
  Nash Finch Co.                                        199             6,762
  Performance Food Group Co.*                           271             8,856
  PriceSmart, Inc.                                      133             3,686
  Ruddick Corp.                                       2,145            79,065
  Spartan Stores, Inc.                                  243             5,067
  The Pantry, Inc.*                                     354             7,462
  United Natural Foods, Inc.*                           564            10,553
  Weis Markets, Inc.                                    158             5,446
  Winn-Dixie Store, Inc.*                               418             7,507
                                                                  -----------
                                                                      220,323
                                                                  -----------
  FOOD PRODUCTS -- 1.1%
  Alico, Inc.                                           125             5,519
  American Dairy, Inc.*                                  15               138
  Cal-Maine Foods, Inc.                                 167             5,574
  Chiquita Brands International, Inc.*                  662            15,299
  Darling International, Inc.*                        3,892            50,401
  Flowers Foods, Inc.                                 3,732            92,367
  Fresh Del Monte Produce, Inc.*                        398            14,487
  Green Mountain Coffee Roasters, Inc.*                 212             6,710
  Hain Celestial Group, Inc.*                           334             9,853
  Imperial Sugar Co.                                    224             4,216
  J&J Snack Foods Corp.                               1,753            48,155
  Lancaster Colony Corp.                                365            14,585
  Lance, Inc.                                           418             8,193
  Maui Land & Pineapple Co., Inc.*                        3                96
  Pilgrim's Pride Corp.                                 569            11,511
  Ralcorp Holdings, Inc.*                               267            15,526
  Reddy Ice Holdings, Inc.                              206             2,684
  Sanderson Farms, Inc.                                 250             9,502
  Seaboard Corp.                                         13            20,345
  Synutra International, Inc.*                           91             2,844
  Tootsie Roll Industries, Inc.                         416            10,486

                                                     SHARES          VALUE
                                                     ------       -----------
  TreeHouse Foods, Inc.*                                246       $     5,624
                                                                  -----------
                                                                      354,115
                                                                  -----------
  HOUSEHOLD PRODUCTS -- 0.1%
  Central Garden & Pet Co.*                             100               461
  Central Garden & Pet Co. - Class A*                 1,186             5,266
  Spectrum Brands, Inc.*                                655             2,993
  WD-40 Co.                                             205             6,816
                                                                  -----------
                                                                       15,536
                                                                  -----------
  PERSONAL PRODUCTS -- 0.9%
  American Oriental Bioengineering, Inc.*               710             5,751
  Chattem, Inc.*                                      2,443           162,069
  Elizabeth Arden, Inc.*                                220             4,389
  International Parfums, Inc.                           165             3,643
  Mannatech, Inc.                                       215             1,533
  Medifast, Inc.*                                        50               211
  Nu Skin Enterprises, Inc. - Class A                   787            14,182
  Parlux Fragrances, Inc.*                              120               353
  Prestige Brands Holdings, Inc.*                     8,434            68,990
  Tiens Biotech Group (USA), Inc.*                      181               384
  USANA Health Sciences, Inc.*                          149             3,282
                                                                  -----------
                                                                      264,787
                                                                  -----------
  TOBACCO -- 0.3%
  Alliance One International, Inc.*                   2,357            14,236
  Universal Corp.                                       290            19,004
  Vector Group, Ltd.                                  3,072            54,036
                                                                  -----------
                                                                       87,276
                                                                  -----------
 TOTAL CONSUMER STAPLES                                             1,198,229
                                                                  -----------
 ENERGY -- 6.8%
  ENERGY EQUIPMENT & SERVICES -- 2.8%
  Allis-Chalmers Energy, Inc.*                          227             3,130
  Atwood Oceanics, Inc.*                              1,773           162,620
  Basic Energy Services, Inc.*                          608            13,425
  Bristow Group, Inc.*                                  192            10,305
  Bronco Drilling Co., Inc.*                            208             3,351
  Cal Dive International, Inc.*                       1,326            13,764
  CARBO Ceramics, Inc.                                  315            12,632
  Complete Production Services, Inc.*                   611            14,016
  Dawson Geophysical Co.*                               756            51,030
  Dresser-Rand Group, Inc.*                             700            21,525
  Dril-Quip, Inc.*                                      334            15,521
  ENGlobal, Corp.*                                      408             3,488
  Exterran Holdings, Inc.*                              462            29,818
  Geokinetics, Inc*                                     155             2,809
  Global Industries, Ltd.*                            4,560            73,370
  Grey Wolf, Inc.*                                    1,822            12,353
  Gulf Island Fabrication, Inc.                         170             4,882
  GulfMark Offshore, Inc.*                              185            10,123
  Hercules Offshore, Inc.*                            1,129            28,360
  Hornbeck Offshore Services, Inc.*                   1,326            60,558
  ION Geophysical Corp.*                                971            13,400
  Lufkin Industries, Inc.                               190            12,126
  Matrix Service Co.*                                   338             5,807
  NATCO Group, Inc.*                                    259            12,108
  Newpark Resources, Inc.*                            1,079             5,503
  Oil States International, Inc.*                     1,611            72,189

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  Oyo Geospace Corp.*                                    48       $     2,180
  Parker Drilling Co.*                                9,012            58,218
  Petroleum Helicopters, Inc.*                          325            10,251
  Pioneer Drilling Co.*                                 415             6,611
  RPC, Inc.                                             633             9,615
  Sulphco, Inc.*                                        629             2,623
  Superior Offshore International, Inc.*                 14                46
  Superior Well Services, Inc.*                         184             4,024
  T-3 Energy Services, Inc.*                            105             4,469
  Trico Marine Services, Inc.*                          121             4,715
  Union Drilling, Inc.*                                 240             4,198
  W-H Energy Services, Inc.*                            402            27,678
  Willbros Group, Inc.*                               1,684            51,530
                                                                  -----------
                                                                      854,371
                                                                  -----------
  OIL, GAS & CONSUMABLE FUELS -- 4.0%
  Alon USA Energy, Inc.                               3,008            45,752
  Alpha Natural Resources,Inc.*                         894            38,835
  Apco Argentina, Inc.                                  130             3,376
  Approach Resources, Inc.*                              16               251
  Arena Resources, Inc.*                                398            15,407
  Arlington Tankers, Ltd.                               249             5,229
  Atlas America, Inc.                                   287            17,346
  ATP Oil & Gas Co.*                                  1,108            36,254
  Aventine Renewable Energy Holdings, Inc.*             497             2,584
  Berry Petroleum Co. - Class A                         444            20,642
  Bill Barret Corp.*                                    381            18,002
  Bois d'Arc Energy, Inc.*                              227             4,878
  BPZ Resources, Inc.*                                  660            14,342
  Brigham Exploration Co.*                              586             3,557
  Callon Petroleum Co.*                                 276             4,993
  Carrizo Oil & Gas, Inc.*                              422            25,012
  Clayton Williams Energy, Inc.*                         20             1,050
  Clean Energy Fuels Corp.*                             207             2,766
  Comstock Resources, Inc.*                           1,992            80,278
  Concho Resources, Inc.*                               275             7,051
  Contango Oil & Gas Co.*                               160            10,338
  Crosstex Energy, Inc.                                 525            17,824
  CVR Energy, Inc.*                                     267             6,149
  Delek US Holdings, Inc.                             3,225            40,861
  Delta Petroleum Corp.*                                857            19,317
  Double Hull Tankers, Inc.                             521             5,528
  Edge Petroleum Corp.*                                 503             2,027
  Encore Acquisition Co.*                               477            19,214
  Energy Partners, Ltd.*                                302             2,860
  Evergreen Energy, Inc.*                             1,004             1,546
  EXCO Resources, Inc.*                                 582            10,767
  FX Energy, Inc.*                                      487             2,075
  General Maritime Corp.                              1,072            25,310
  GeoGlobal Resources, Inc.*                            104               290
  Geomet, Inc.*                                         100               666
  GMX Resources, Inc.*                                  165             5,763
  Golar LNG, Ltd.                                       361             6,595
  Goodrich Petroleum Corp.*                             219             6,587
  Gulfport Energy Corp.*                                248             2,629
  Harvest Natural Resources, Inc.*                      400             4,824
  International Coal Group, Inc.*                     1,428             9,068
  James River Coal Co.*                                  70             1,226
  Knightsbridge Tankers, Ltd.                           471            12,566
  Mariner Energy, Inc.*                               5,545           149,770
  Markwest Energy Partners LP                           150             4,626
  McMoRan Exploration Co.*                              711            12,293


                                                     SHARES          VALUE
                                                     ------       -----------
  Nordic American Tanker Shipping                       480       $    13,440
  Nova Biosource Fuels, Inc.*                            72               109
  Oilsands Quest, Inc.*                                 979             3,857
  Pacific Ethanol, Inc.*                              1,062             4,673
  Parallel Petroleum Corp.*                             522            10,216
  Penn Virginia Corp.                                   559            24,646
  Penn Virginia Resource Partners, L.P.                 770            19,211
  Petrohawk Energy Corp.*                             2,200            44,374
  Petroleum Development Corp.*                          173            11,984
  Petroquest Energy, Inc.*                              542             9,398
  Quest Resource Corp.*                                  60               394
  Rentech, Inc.*                                        370               329
  Rex Energy Corp.*                                      10               166
  Rosetta Resources, Inc.*                              543            10,681
  Ship Finance International, Ltd.                      965            25,360
  Stone Energy Corp.*                                 1,580            82,650
  Swift Energy Co.*                                   2,099            94,434
  Toreador Resources Corp.*                              50               389
  TXCO Resources, Inc.*                                 455             5,633
  Uranium Resources, Inc.*                              510             3,055
  US BioEnergy Corp.*                                    19               112
  USEC, Inc.*                                         1,326             4,906
  Vaalco Energy*                                        839             4,170
  Venoco, Inc.*                                         195             2,266
  VeraSun Energy Corp.*                                 529             3,888
  Verenium Corp.*                                       876             3,083
  W&T Offshore, Inc.                                  2,000            68,220
  Warren Resources, Inc.*                               729             8,653
  Western Refining, Inc.                              2,510            33,810
  Whiting Petroleum Corp.*                              372            24,050
  World Fuel Services Corp.                             368            10,330
                                                                  -----------
                                                                    1,256,811
                                                                  -----------
 TOTAL ENERGY                                                       2,111,182
                                                                  -----------
 FINANCIALS -- 16.9%
  CAPITAL MARKETS -- 2.0%
  Apollo Investment Corp.                             1,673            26,484
  Ares Capital Corp.                                    970            12,193
  Blackrock Kelso Capital Corp.                           6                72
  Calamos Asset Management, Inc.- Class A               379             6,170
  Capital Southwest Corp.                                25             3,093
  Cohen & Steers, Inc.                                  324             8,583
  Cowen Group, Inc.*                                  1,370             9,713
  Epoch Holding Corp.                                    19               228
  Evercore Partners, Inc. - Class A                     308             5,467
  FBR Capital Markets Corp.*                            288             1,944
  FCStone Group, Inc.*                                  127             3,518
  GAMCO Investors, Inc. - Class A                        95             4,784
  GFI Group, Inc.                                       921            52,773
  Gladstone Capital Corp.                               243             4,547
  Greenhill & Co., Inc.                                 589            40,971
  Hercules Technology Growth Capital, Inc.              530             5,759
  HFF, Inc. - Class A*                                  160               802
  Investment Technology Group, Inc.*                    900            41,562
  KBW, Inc.*                                            243             5,358
  Knight Capital Group, Inc. - Class A*               1,201            19,504
  Kohlberg Capital Corp.                              2,182            22,649

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  LaBranche & Co., Inc.*                                880       $     3,828
  Ladenburg Thalmann
    Financial Services, Inc.*                         3,233             6,046
  MCG Capital Corp.                                   1,355            12,317
  MVC Capital, Inc.                                     182             2,774
  NGP Capital Resources Co.                             195             3,202
  optionsXpress Holdings, Inc.                          655            13,565
  Patriot Capital Funding, Inc.                         269             2,816
  PennantPark Investment Corp.                          350             2,979
  Penson Worldwide, Inc.*                               280             2,584
  Piper Jaffray Cos.*                                   198             6,724
  Prospect Capital Corp.                                362             5,510
  Pzena Investment Management, Inc.                       4                45
  Raymond James Financial, Inc.                       2,100            48,258
  Sanders Morris Harris Group, Inc.                     120               979
  Stifel Financial Corp.*                               895            40,185
  SWS Group, Inc.                                       434             5,308
  Thomas Weisel Partners Group, Inc.*                   269             1,781
  Ticc Capital Corp.                                    259             1,948
  TradeStation Group, Inc.*                             437             3,723
  Us Global Investors, Inc.                             246             3,331
  W.P. Stewart & Co., Ltd.                            1,442             2,797
  Waddell & Reed Financial, Inc. - Class A            5,296           170,160
                                                                  -----------
                                                                      617,034
                                                                  -----------
  COMMERCIAL BANKS -- 4.0%
  1st Source Corp.                                      233             4,905
  Abington Bancorp, Inc.                                 45               464
  Amcore Financial, Inc.                                318             6,471
  AmericanWest Bancorp                                  223             1,945
  Ameris Bancorp                                        100             1,606
  Arrow Financial Corp.                                   1                22
  Bancfirst Corp.                                        94             4,303
  Banco Latinoamericano De Exportaciones SA             699            10,765
  BancTrust Financial Group, Inc.                        40               430
  Bank of the Ozarks, Inc.                              143             3,418
  Banner Corp.                                          171             3,940
  Boston Private Financial Holdings, Inc.               274             2,902
  Cadence Financial Corp.                                60               958
  Camden National Corp.                                  20               677
  Capital City Bank Group, Inc.                         163             4,727
  Capital Corp of the West                               50               401
  Capitol Bancorp, Ltd.                                 260             5,496
  Cascade Bancorp                                       243             2,323
  Cathay General Bancorp                                492            10,199
  Centennial Bank Holdings, Inc.*                       594             3,730
  Center Financial Corp.                                 90               815
  Central Pacific Financial Corp.                       426             8,030
  Chemical Financial Corp.                              400             9,536
  Citizens Banking Corp.                              1,186            14,742
  City Bank/Lynnwood, Washington                        773            17,215
  City Holding Co.                                      194             7,741
  CoBiz Financial, Inc.                                 269             3,502
  Columbia Banking System, Inc.                         190             4,252
  Community Bancorp*                                     30               407
  Community Bank Systems, Inc.                          439            10,782
  Community Trust Bancorp, Inc.                         209             6,124


                                                     SHARES          VALUE
                                                     ------       -----------
  CVB Financial Corp.                                   906       $     9,431
  Enterprise Financial Services Corp.                   142             3,550
  First Bancorp/North Carolina                          297             5,919
  First Bancorp/Puerto Rico                           1,343            13,645
  First Charter Corp.                                   263             7,025
  First Commonwealth Financial Corp.                  1,087            12,598
  First Community Bancorp, Inc.                         263             7,062
  First Community Bancshares, Inc.                       70             2,549
  First Financial Bancorp                               583             7,841
  First Financial Bankshares, Inc.                      158             6,475
  First Financial Corp./Indiana                         147             4,525
  First Merchants Corp.                                 286             8,162
  First Midwest Bancorp, Inc.                           542            15,051
  First Regional Bancorp, Inc.*                          30               492
  First South Bancorp                                   168             3,780
  First State Bancorp                                   293             3,923
  FirstMerit Corp.                                    1,191            24,606
  FNB Corp.                                             924            14,424
  Frontier Financial Corp.                              450             7,956
  Glacier Bancorp, Inc.                                 502             9,623
  Great Southern Bancorp, Inc.                          203             3,169
  Greene Bancshares, Inc.                               188             3,326
  Hancock Holding Co.                                   298            12,522
  Hanmi Financial Corp.                                 685             5,062
  Harleysville National Corp.                           484             6,979
  Heartland Financial USA, Inc.                         230             4,867
  Heritage Commerce Corp.                               164             3,006
  Home Bancshares, Inc.                                 148             3,089
  Horizon Financial Corp.                               230             3,176
  IBERIABANK Corp.                                      135             5,974
  Independent Bank Corp./Massachussetts                 174             5,142
  Independent Bank Corp./Michigan                       405             4,204
  Integra Bank Corp.                                    337             5,459
  International Bancshares Corp.                        686            15,490
  InterVest Bancshares Corp.                             30               288
  Investors Bancorp, Inc.*                              391             6,002
  Irwin Financial Corp.                                 269             1,428
  Lakeland Bancorp, Inc.                                322             4,163
  Lakeland Financial Corp.                              150             3,398
  Macatawa Bank Corp.                                   136             1,416
  MainSource Financial Group, Inc.                      225             3,488
  MB Financial, Inc.                                    330            10,157
  MBT Financial Corp.                                   110               946
  Mercantile Bank Corp.                                  30               310
  Midwest Banc Holdings, Inc.                           375             4,793
  Nara Bancorp, Inc.                                    217             2,819
  National Penn Bancshares, Inc.                        824            14,989
  NBT Bancorp, Inc.                                     452            10,034
  Northfield Bancorp, Inc.*                               4                41
  Old National Bancorp/Indiana                          952            17,136
  Old Second Bancorp, Inc.                              111             2,948
  Omega Financial Corp.*                                 98             3,058
  Oriental Financial Group                              494             9,737
  Pacific Capital Bancorp                               622            13,373
  Park National Corp.                                   209            14,808
  Peoples Bancorp, Inc./Ohio                            193             4,653
  Pinnacle Financial Partners, Inc.*                    164             4,198

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  Preferred Bank                                        110       $     1,836
  PrivateBancorp, Inc.                                  263             8,277
  Prosperity Bancshares, Inc.                           294             8,426
  Provident Bankshares Corp.                            547             5,875
  Renasant Corp.                                        262             5,895
  Republic Bancorp, Inc./Kentucky                       110             2,077
  Royal Bancshares of Pennsylvania                      171             2,474
  Royal Bank Of Canada                                  208             9,672
  S&T Bancorp, Inc.                                     280             9,008
  S.Y. Bancorp, Inc.                                    149             3,463
  Sandy Springs Bancorp, Inc.                         2,283            62,828
  Santander BanCorp                                     500             5,055
  SCBT Financial Corp.                                  107             3,617
  Seacoast Banking Corp. of Florida                     470             5,147
  Security Bank Corp.                                   424             3,371
  Shore Bancshares, Inc.                                 20               429
  Sierra Bancorp                                         57             1,232
  Signature Bank*                                       359             9,154
  Simmons First National Corp.                          172             5,114
  Southside Bancshares, Inc.                            185             4,453
  Southwest Bancorp, Inc.                               256             4,483
  Stellarone Corp.                                       73             1,234
  Sterling Bancorp                                      237             3,681
  Sterling Bancshares, Inc.                             747             7,425
  Sterling Financial Corp./Pennsylvania*                202             3,525
  Sterling Financial Corp./Washington                 5,482            85,574
  Suffolk Bancorp                                       162             5,132
  Sun Bancorp, Inc.*                                    204             2,687
  Superior Bancorp*                                     622             3,091
  Susquehanna Bancshares, Inc.                        1,198            24,403
  SVB Financial Group*                                1,151            50,230
  Taylor Capital Group, Inc.                             40               657
  Texas Capital Bancshares, Inc.*                       183             3,089
  The Bancorp Bank*                                      10               121
  The Colonial BancGroup, Inc.                        4,800            46,224
  The South Financial Group, Inc.                     4,448            66,097
  Tompkins Trustco, Inc.                                122             6,002
  Trico Bancshares                                      166             2,873
  Trustmark Corp.                                       654            14,571
  UCBH Holdings, Inc.                                   749             5,812
  UMB Financial Corp.                                   261            10,753
  Umpqua Holdings Corp.                                 701            10,873
  Union Bankshares Corp.                                228             4,416
  United Bankshares, Inc.                               525            13,991
  United Community Banks, Inc./Georgia                  428             7,267
  United Security Bancshares                             68             1,142
  Univest Corp. of  PA                                  248             6,495
  Vineyard National Bancorp                              43               349
  Virginia Commerce Bancorp, Inc.*                      305             3,501
  Washington Trust Bancorp, Inc.                      1,096            27,203
  Webster Financial Corp.                             3,200            89,184
  WesBanco, Inc.                                        320             7,907
  West Coast Bancorp/Oregon                             285             4,158
  Westamerica Bancorp                                   354            18,620
  Western Alliance Bancorp*                             203             2,611
  Wilshire Bancorp, Inc.                                245             1,872

                                                     SHARES          VALUE
                                                     ------       -----------
  Wintrust Financial Corp.                              218       $     7,619
                                                                  -----------
                                                                    1,249,388
                                                                  -----------
  CONSUMER FINANCE -- 0.4%
  Advance America Cash Advance Centers, Inc.          1,428            10,781
  Advanta Corp. - Class B                             1,065             7,487
  Cash America International, Inc.                      496            18,054
  Compucredit Corp.*                                    266             2,360
  Credit Acceptance Corp.*                              181             2,811
  Dollar Financial Corp.*                             2,215            50,945
  EzCorp, Inc.- Class A*                                564             6,943
  First Cash Financial Services, Inc.*                  327             3,378
  Nelnet, Inc. - Class A                                780             9,165
  QC Holdings, Inc.                                      74               670
  Rewards Network, Inc.*                                 70               314
  United PanAm Financial Corp.*                          60               218
  World Acceptance Corp.*                               344            10,956
                                                                  -----------
                                                                      124,082
                                                                  -----------
  DIVERSIFIED FINANCIAL SERVICES -- 0.4%
  Alternative Asset Management Acquisition Corp.*       420             3,977
  Ampal American Israel - Class A*                       60               384
  Asset Acceptance Capital Corp.                        671             6,462
  Asta Funding, Inc.                                    183             2,549
  Compass Diversified Holdings                          345             4,537
  Encore Capital Group, Inc.*                           185             1,258
  Energy Infrastructure Acquisition Corp.*              300             2,985
  Financial Federal Corp.                               406             8,855
  Heckmann Corp.*                                     1,169             8,709
  Hicks Acquisition Co., Inc.*                           51               468
  Interactive Brokers Group, Inc.*                    1,777            45,615
  Marathon Acquisition Corp.*                           379             2,926
  MarketAxess Holdings, Inc.*                           431             4,284
  Medallion Financial Corp.                             590             5,334
  Newstar Financial, Inc.*                               18                93
  NRDC Acquisition Corp.*                               958             8,804
  NTR Acquisition Co.*                                  310             2,967
  PICO Holdings, Inc.*                                  112             3,386
  Portfolio Recovery Associates, Inc.                   249            10,680
  Primus Guaranty, Ltd.*                                641             2,295
  Resource America, Inc.                                254             2,400
  Triplecrown Acquisition Corp.*                        964             8,792
                                                                  -----------
                                                                      137,760
                                                                  -----------
  INSURANCE -- 2.9%
  Alfa Corp.                                            251             5,517
  Alleghany Corp.*                                      153            52,249
  American Equity
    Investment Life Holding Co.                         655             6,078
  American Physicians Capital, Inc.                     100             4,636
  Amerisafe, Inc.*                                      228             2,882
  Amtrust Financial Services, Inc.                      401             6,500
  Argo Group International Holdings, Ltd.*              447            15,877
  Aspen Insurance Holdings, Ltd.                      1,505            39,702
  Assured Guaranty, Ltd.                                908            21,556
  Baldwin & Lyons, Inc. - Class B                       130             3,338
  Castlepoint Holdings, Ltd.                             30               292

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  Citizens, Inc.*                                       426       $     2,850
  CNA Surety Corp.*                                     363             5,583
  Commerce Group, Inc.                                  408            14,712
  Crawford & Co.*                                       400             2,100
  Darwin Professional Underwriters, Inc.*               176             3,958
  Delphi Financial Group, Inc. - Class A                613            17,918
  Donegal Group, Inc.                                   430             7,482
  Ehealth, Inc.*                                        158             3,487
  EMC Insurance Group, Inc.                             160             4,302
  Employers Holdings, Inc.                            1,040            19,282
  Enstar Group, Ltd.*                                    90            10,014
  FBL Financial Group, Inc.                             283             8,063
  First Mercury Financial Corp.*                        158             2,751
  Flagstone Reinsurance Holdings, Ltd.                  214             2,589
  FPIC Insurance Group, Inc.*                           115             5,421
  Greenlight Capital Re, Ltd.*                          145             2,697
  Hallmark Financial Services, Inc.*                     70               781
  Harleysville Group, Inc.                              330            11,910
  Hilb, Rogal & Hamilton Co.                            438            13,784
  Hilltop Holdings, Inc.*                               441             4,586
  Horace Mann Educators Corp.                           801            14,001
  Independence Holding Co.                              150             1,788
  Infinity Property & Casual Corp.                      239             9,942
  IPC Holdings, Ltd.                                    803            22,484
  Kansas City Life Insurance Co.                        161             7,738
  Land America Financial Group, Inc.                    140             5,526
  Max Capital Group, Ltd.                             1,023            26,792
  Meadowbrook Insurance Group, Inc.                     663             5,178
  Midland Co.*                                           72             4,675
  Montpelier Re Holdings, Ltd.                        1,698            27,253
  National Financial Partners Corp.                     478            10,741
  National Interstate Corp.                             132             3,082
  National Western Life Insurance Co.                    46             9,972
  Navigators Group, Inc.*                               197            10,717
  NYMagic, Inc.                                          80             1,817
  Odyssey Re Holdings Corp.                             840            30,870
  Platinum Underwriters Holdings, Ltd.                1,022            33,174
  PMA Capital Corp.*                                    716             6,115
  Presidential Life Corp.                               411             7,168
  ProAssurance Corp.*                                   425            22,878
  Ram Holdings, Ltd.*                                   150               341
  RLI Corp.                                             250            12,392
  Safety Insurance Group, Inc.                          284             9,693
  SeaBright Insurance Holdings, Inc.*                   276             4,065
  Security Capital Assurance, Ltd.                    1,030               536
  Selective Insurance Group, Inc.                     5,059           120,809
  State Auto Financial Corp.                            361            10,516
  Stewart Information Services Corp.                    348             9,741
  The Phoenix Cos., Inc.                              1,936            23,639
  Tower Group, Inc.                                     350             8,810
  United America Indeminity, Ltd.*                      429             8,263
  United Fire & Casualty Co.                          2,728           102,027


                                                     SHARES          VALUE
                                                     ------       -----------
  Validus Holdings, Ltd.                                130       $     3,046
  Zenith National Insurance Corp.                       537            19,257
                                                                  -----------
                                                                      897,943
                                                                  -----------
  REAL ESTATE INVESTMENT TRUSTS -- 5.5%
  Acadia Realty Trust                                   515            12,437
  Agree Realty Corp.                                     50             1,372
  Alesco Financial, Inc.                              1,303             3,753
  Alexander's, Inc.*                                     25             8,862
  Alexandria Real Estate Equities, Inc.                 445            41,260
  American Campus Communities, Inc.                     249             6,813
  American Financial Realty Trust*                    1,091             8,662
  Anthracite Capital, Inc.                              512             3,379
  Anworth Mortgage Asset Corp.                          422             2,587
  Arbor Realty Trust, Inc.                              175             2,639
  Ashford Hospitality Trust, Inc.                     1,547             8,787
  Associated Estates Realty Corp.                       480             5,491
  BioMed Realty Trust, Inc.                             742            17,726
  Brandywine Realty Trust                             3,500            59,360
  BRT Realty Trust                                      170             2,382
  Capital Trust, Inc.                                   245             6,603
  CapLease Funding, Inc.                                730             5,672
  CBL & Associates, Inc.                              1,900            44,707
  CBRE Realty Finance, Inc.                             497             2,003
  Cedar Shopping Centers, Inc.                          599             6,996
  Chimera Investment Corp.                              349             4,293
  Corporate Office Properties Trust                     567            19,057
  Cousins Properties, Inc.                            1,199            29,627
  Crystal River Capital, Inc.                           220             1,965
  DCT Industrial Trust, Inc.                          1,716            17,091
  Deerfield Triarc Capital Corp.                        573               808
  DiamondRock Hospitality Co.                         5,680            71,966
  Digital Realty Trust, Inc.                            843            29,926
  Dupont Fabros Technology, Inc.                        391             6,448
  Eastgroup Properties, Inc.                            411            19,095
  Education Realty Trust, Inc.                          478             6,008
  Entertainment Properties Trust                        380            18,745
  Equity Lifestyle Properties, Inc.                   1,607            79,338
  Equity One, Inc.                                      738            17,690
  Extra Space Storage, Inc.                             769            12,450
  FelCor Lodging Trust, Inc.                          4,255            51,188
  First Industrial Realty Trust, Inc.                   937            28,944
  First Potomac Realty Trust                            326             5,011
  Franklin Street Properties Corp.                      810            11,599
  Friedman Billings Ramsey Group, Inc.                1,401             2,382
  FX Real Estate Entertainment, Inc.*                    94               553
  Getty Realty Corp.                                    417             6,643
  Glimcher Realty Trust                               1,110            13,276
  GMH Communities Trust                               1,051             9,123
  Gramercy Capital Corp.                                360             7,535
  Healthcare Realty Trust, Inc.                         998            26,098
  Hersha Hospitality Trust                              652             5,888
  Highwoods Properties, Inc.                          1,103            34,270
  Home Properties, Inc.                               1,564            75,056
  Inland Real Estate Corp.                              950            14,449
  Investors Real Estate Trust                           853             8,342
  JER Investors Trust, Inc.                             353             2,993
  Kite Realty Group Trust                               365             5,110

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  LaSalle Hotel Properties                              549       $    15,773
  Lexington Realty Trust                              1,287            18,546
  LTC Properties, Inc.                                  392            10,078
  Maguire Properties, Inc.                              683             9,774
  Medical Properties Trust, Inc.                        600             6,792
  Meruelo Maddux Properties, Inc.*                      852             2,164
  MFA Mortgage Investments, Inc.                        770             4,851
  Mid-America Apartment Communities, Inc.               894            44,557
  Mission West Properties, Inc.                         340             3,213
  National Health Investors, Inc.                       385            12,031
  National Retail Properties, Inc.                    4,739           104,495
  Nationwide Health Properties, Inc.                  1,644            55,485
  Newcastle Investment Corp.                            329             2,718
  NorthStar Realty Finance Corp.                      1,488            12,157
  Omega Healthcare Investors, Inc.                    1,286            22,325
  Parkway Properties, Inc.                              265             9,794
  Pennsylvania Real Estate Investment Trust             538            13,122
  Post Properties, Inc.                                 624            24,099
  Potlatch Corp.                                        535            22,079
  PS Business Parks, Inc.                               345            17,905
  RAIT Financial Trust                                  520             3,609
  Ramco-Gershenson Properties Trust                     351             7,410
  Realty Income Corp.                                 4,983           127,664
  Redwood Trust, Inc.                                   166             6,034
  Resource Capital Corp                                 328             2,483
  Saul Centers, Inc.                                    190             9,546
  Senior Housing Properties Trust                     1,051            24,909
  Sovran Self Storage, Inc.                             282            12,044
  Strategic Hotels & Resources, Inc.                  1,115            14,640
  Sun Communities, Inc.                                 501            10,270
  Sunstone Hotel Investors, Inc.                        828            13,256
  Tanger Factory Outlet Centers, Inc.                   513            19,735
  Tejon Ranch Co*                                       143             5,337
  U-Store-It Trust                                      893            10,118
  Universal Health Realty Income Trust                  196             6,527
  Urstadt Biddle Properties, Inc. - Class A             457             7,189
  Washington Real Estate Investment Trust             2,236            74,727
  Weingarten Realty, Inc.                             1,400            48,216
  Winthrop Realty Trust                                 853             3,514
                                                                  -----------
                                                                    1,713,644
                                                                  -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
  Consolidated Tomoka Land Co.                           68             3,811
  Grubb & Ellis Co.                                     885             6,080
  HouseValues, Inc.*                                     70               165
  Thomas Properties Group, Inc.                         433             3,802
                                                                  -----------
                                                                       13,858
                                                                  -----------
  THRIFTS & MORTGAGE FINANCE -- 1.7%
  Anchor BanCorp Wisconsin, Inc.                        261             4,951
  Astoria Financial Corp.                             2,800            76,048
  Bank Mutual Corp.                                     554             5,950


                                                     SHARES          VALUE
                                                     ------       -----------
  BankAtlantic Bancorp, Inc. - Class A                  127       $       497
  BankFinancial Corp.                                   207             3,293
  BankUnited Financial Corp. - Class A                  261             1,308
  Beneficial Mutual Bancorp, Inc.*                      318             3,145
  Berkshire Hills Bancorp, Inc.                       2,964            74,663
  Brookline Bancorp, Inc.                             1,036            11,893
  Centerline Holding Co.                              2,994            12,156
  Clayton Holdings, Inc.*                               244             1,132
  Corus Bankshares, Inc.                              1,162            11,306
  Dime Community Bancshares                           4,344            75,933
  Downey Financial Corp.                                166             3,051
  Federal Agricultural Mortgage
    Corp.- Class C                                      296             7,726
  First Busey Corp.                                     279             5,892
  First Financial Holdings, Inc.                        185             4,340
  First Niagara Financial Group, Inc.                   825            11,212
  First Place Financial Corp.                           346             4,498
  FirstFed Financial Corp.*                             167             4,534
  Flagstar Bancorp, Inc.                              1,140             8,231
  Flushing Financial Corp.                              308             5,415
  Franklin Bank Corp.*                                  126               382
  Fremont General Corp.*                              1,064               511
  Imperial Capital Bancorp, Inc.                         40               865
  K-Fed Bancorp                                          70               799
  Kearny Financial Corp.                                315             3,449
  NASB Financial, Inc.                                  100             2,620
  NewAlliance Bancshares, Inc.                        1,445            17,716
  Northwest Bancorp, Inc.                               139             3,799
  OceanFirst Financial Corp.                             50               874
  Ocwen Financial Corp.*                                553             2,455
  Oritani Financial Corp.*                              234             3,550
  PFF Bancorp, Inc.                                     546             4,543
  Provident Financial Services, Inc.                    724            10,237
  Provident New York Bancorp                            367             4,954
  Roma Financial Corp.                                  178             2,654
  Tierone Corp.                                         150             1,692
  TrustCo Bank Corp. NY                               1,435            12,757
  United Community Financial Corp.                      330             2,046
  Washington Federal, Inc.                            4,200            95,928
  Wauwatosa Holdings, Inc.*                               1                12
  Willow Financial Bancorp, Inc.                         70               517
  WSFS Financial Corp.                                   53             2,612
                                                                  -----------
                                                                      512,146
                                                                  -----------
 TOTAL FINANCIALS                                                   5,265,855
                                                                  -----------
 HEALTH CARE -- 13.1%
  BIOTECHNOLOGY -- 3.5%
  Acadia Pharmaceuticals, Inc.*                         440             3,986
  Acorda Therapeutics, Inc.*                            313             5,618
  Affymax, Inc.*                                          9               127
  Alexion Pharmaceuticals, Inc.*                        458            27,159
  Alkermes, Inc.*                                     2,975            35,343
  Allos Therapeutics, Inc.*                             567             3,447
  Alnylam Pharmaceuticals, Inc.*                        485            11,834
  Altus Pharmaceuticals, Inc.*                          373             1,697
  Amicus Therapeutics, Inc.*                              9                96
  Applera Corp. - Celera Group*                         604             8,879
  Arena Pharmaceuticals, Inc.*                          546             3,735

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  Ariad Pharmaceuticals, Inc.*                          779       $     2,625
  ArQule, Inc.*                                         714             3,056
  Array Biopharma, Inc.*                                618             4,332
  BioCryst Pharmaceuticals, Inc.*                        60               277
  BioMarin Pharmaceutical, Inc.*                      3,825           135,290
  Bionovo, Inc.*                                        102               130
  Cell Genesys, Inc.*                                 1,688             3,967
  Cepheid, Inc.*                                      2,698            65,804
  Cubist Pharmaceuticals, Inc.*                       6,819           125,606
  CV Therapeutics, Inc.*                                823             5,868
  Cytokinetics, Inc.*                                   736             2,444
  Cytrx Corp.*                                        1,156             1,329
  Dendreon Corp.*                                     1,078             5,196
  Emergent Biosolutions, Inc.*                           10                89
  Encysive Pharmaceuticals, Inc.*                     1,863             4,378
  Enzon Parmaceuticals, Inc.*                           523             4,817
  Genomic Health, Inc.*                                 185             3,495
  Genvec, Inc.*                                         152               268
  Geron Corp.*                                          933             4,553
  GTx, Inc.*                                            251             4,036
  Halozyme Therapeutics, Inc.*                          808             5,139
  Human Genome Sciences, Inc.*                        1,769            10,419
  Idenix Pharmaceuticals, Inc.*                         776             3,896
  Immunomedics, Inc.*                                 1,424             4,001
  Incyte Corp.*                                         920             9,669
  Indevus Pharmaceuticals, Inc.*                        767             3,659
  InterMune, Inc.*                                      384             5,599
  Isis Pharmaceuticals, Inc.*                         6,596            93,070
  Keryx Biopharmaceuticals, Inc.*                       594               356
  Kosan Biosciences, Inc.*                              760             1,193
  Lifecell Corp.*                                     1,838            77,251
  Ligand Pharmaceuticals, Inc.*                       2,368             9,472
  MannKind Corp.*                                       391             2,334
  Martek Bioscience Corp.*                            1,892            57,838
  Maxygen, Inc.*                                        471             3,043
  Medarex, Inc.*                                      1,603            14,187
  Metabolix, Inc.*                                      195             2,135
  Molecular Insight Pharmaceuticals, Inc.*               10                68
  Momenta Pharmaceuticals, Inc.*                        604             6,602
  Myriad Genetics, Inc.*                                681            27,437
  Nabi Biopharmaceuticals*                              953             3,831
  Nanosphere, Inc.*                                      14               121
  Neurocrine Biosciences, Inc.*                         447             2,414
  Neurogen Corp.*                                        71               132
  Novacea, Inc.*                                         16                43
  Omrix Biopharmaceuticals, Inc.*                       155             2,170
  Onyx Pharmaceuticals, Inc.*                           828            24,037
  Orexigen Therapeutics, Inc.*                           14               144
  OSI Pharmaceuticals, Inc.*                          2,235            83,567
  Osiris Therapeutics, Inc.*                            321             4,038
  Poniard Pharmaceuticals, Inc.*                         53               178
  Progenics Pharmaceuticals, Inc.*                      427             2,788
  Protalix BioTherapeutics, Inc.*                        15                39
  Regeneron Pharmaceuticals, Inc.*                    2,706            51,928
  Rigel Pharmaceuticals, Inc.*                          467             8,714
  RXI Pharmaceuticals Corp.*                             57               542
  Savient Pharmaceuticals, Inc.*                        668            13,360
  Seattle Genetics, Inc.*                               626             5,697
  Senomyx, Inc.*                                        517             3,050
  Synta Pharmaceuticals Corp.*                           11                89
  Telik, Inc.*                                          181               442
  Tercica, Inc.*                                        531             3,043


                                                     SHARES          VALUE
                                                     ------       -----------
  Trubion Pharmaceuticals, Inc.*                         19       $       179
  United Therapeutics Corp.*                            341            29,565
  Vanda Pharmaceuticals, Inc.*                          444             1,718
  XOMA, Ltd.*                                         9,795            25,369
  Zymogenetics, Inc.*                                   520             5,096
                                                                  -----------
                                                                    1,089,143
                                                                  -----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
  Abaxis, Inc.*                                         272             6,302
  Abiomed, Inc.*                                        372             4,888
  AccuRay, Inc.*                                        854             6,670
  Align Technology, Inc.*                               772             8,577
  American Medical Systems Holdings, Inc.*              995            14,119
  Analogic Corp.                                        108             7,186
  AngioDynamics, Inc.*                                  262             3,029
  Arthrocare Corp.*                                     362            12,073
  Aspect Medical Systems, Inc.*                         271             1,653
  Candela Corp.*                                         60               204
  Cantel Medical Corp.*                                 175             1,859
  Conceptus, Inc.*                                      370             6,867
  Conmed Corp.*                                       2,076            53,229
  Cryolife, Inc.*                                       471             4,427
  Cutera, Inc.*                                         248             3,341
  Cyberonics, Inc.*                                     310             4,495
  Cynosure, Inc.*                                     2,342            49,885
  Datascope Corp.                                     2,344            97,112
  DexCom, Inc.*                                          40               166
  ev3, Inc.*                                            582             4,737
  Greatbatch, Inc.*                                   2,209            40,668
  Haemonetics Corp.*                                  1,145            68,219
  Hansen Medical, Inc.*                                 145             2,039
  HealthTronics, Inc.*                                  110               356
  Hologic, Inc.*                                      3,749           208,444
  I-Flow Corp.*                                         257             3,606
  ICU Medical, Inc.*                                    147             4,229
  Immucor, Inc.*                                        901            19,227
  Insulet Corp.*                                        133             1,915
  Integra LifeSciences Holdings Corp.*                  225             9,781
  Invacare Corp.                                        350             7,798
  Inverness Medical Innovations, Inc.*                  879            26,458
  IRIS International, Inc.*                              30               398
  Kensey Nash Corp.*                                    129             3,735
  Masimo Corp.*                                         164             4,264
  Medical Action Industries, Inc.*                      179             2,941
  Mentor Corp.                                          730            18,776
  Meridian Bioscience, Inc.                             556            18,587
  Merit Medical Systems, Inc.*                        3,203            50,703
  Micrus Endovascular Corp.*                            199             2,460
  Minrad International, Inc.*                           108               254
  Natus Medical, Inc.*                                  263             4,773
  Neurometrix, Inc.*                                     60               109
  Northstar Neuroscience, Inc.*                         362               572
  NuVasive, Inc.*                                       429            14,805
  NxStage Medical, Inc.*                                302             1,305
  OraSure Technologies, Inc.*                           585             4,276
  Orthofix International N.V.*                          201             7,994
  Palomar Medical Technologies, Inc.*                   285             4,304
  Possis Medical, Inc.*                               1,300            25,324
  Quidel Corp.*                                         391             6,279
  RTI Biologics, Inc.*                                1,558            14,723

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  Sirona Dental Systems, Inc.*                          240       $     6,473
  Sonic Innovations, Inc.*                              394             1,903
  SonoSite, Inc.*                                       203             5,771
  Spectranetics Corp.*                                  384             3,210
  Stereotaxis, Inc.*                                    339             2,007
  STERIS Corp.                                          628            16,849
  SurModics, Inc.*                                      187             7,832
  Symmetry Medical, Inc.*                               287             4,764
  Thoratec Corp.*                                       666             9,517
  Tomotherapy, Inc.*                                    207             2,970
  TranS1, Inc.*                                          12               140
  Vital Signs, Inc.                                     150             7,597
  Volcano Corp.*                                        362             4,525
  West Pharmaceutical Services, Inc.                    473            20,921
  Wright Medical Group, Inc.*                           428            10,332
  Young Innovations, Inc.                                40               693
  Zoll Medical Corp.*                                   236             6,275
                                                                  -----------
                                                                      981,920
                                                                  -----------
  HEALTH CARE PROVIDERS & SERVICES -- 2.8%
  Air Methods Corp.*                                    148             7,159
  Alliance Imaging, Inc.*                               475             4,085
  Amedisys, Inc.*                                     1,514            59,561
  American Dental Partners, Inc.*                       376             3,636
  AMERIGROUP Corp.*                                     580            15,851
  AMN Healthcare Services, Inc.*                      2,766            42,652
  AmSurg Corp.*                                         256             6,062
  Animal Health International, Inc.*                     66               722
  Apria Healthcare Group, Inc.*                       4,795            94,701
  Assisted Living Concepts, Inc.*                       588             3,463
  Athenahealth, Inc.*                                   190             4,497
  Bio-Reference Laboratories, Inc.*                     135             3,568
  Capital Senior Living Corp.*                          361             2,906
  Centene Corp.*                                      2,653            36,983
  Chemed Corp.                                        1,949            82,248
  Corvel Corp.*                                         187             5,720
  Cross Country Healthcare, Inc.*                       317             3,921
  Emergency Medical Services Corp.*                   2,207            54,491
  Emeritus Corp.*                                       137             2,858
  Ensign Group, Inc./The                                  5                46
  Genoptix, Inc.*                                        10               250
  Gentiva Health Services, Inc.*                        264             5,745
  HealthExtras, Inc.*                                   928            23,052
  Healthsouth Corp.*                                    806            14,339
  Healthspring, Inc.*                                 5,053            71,146
  Healthways, Inc.*                                     590            20,851
  HMS Holdings Corp.*                                   260             7,423
  Hythiam, Inc.*                                         85               103
  InVentiv Health, Inc.*                                459            13,224
  Kindred Healthcare, Inc.*                             386             8,442
  Landauer, Inc.                                         90             4,531
  LCA - Vision, Inc.                                    345             4,312
  LHC Group, Inc.*                                      197             3,310
  Magellan Health Services, Inc.*                       365            14,487
  Matria Healthcare, Inc.*                              248             5,530
  Medcath Corp.*                                        108             1,966
  Molina Healthcare*                                    200             4,884
  MWI Veterinary Supply, Inc.*                          107             3,773
  National HealthCare Corp.                             102             4,967


                                                     SHARES          VALUE
                                                     ------       -----------
  Nighthawk Radiology Holdings, Inc.*                   265       $     2,480
  Odyssey Healthcare, Inc.*                             344             3,096
  Owens & Minor, Inc.                                   432            16,995
  PharMerica Corp.*                                   2,862            47,423
  Providence Service Corp.*                             163             4,890
  PSS World Medical, Inc.*                              915            15,244
  Psychiatric Solutions, Inc.*                          697            23,642
  RehabCare Group, Inc.*                                160             2,400
  Res-Care, Inc.*                                     2,840            48,706
  Skilled Healthcare Group, Inc.*                       233             2,558
  Sun Healthcare Group, Inc.*                         3,257            42,797
  Sunrise Senior Living, Inc.*                          963            21,456
  Universal American Financial Corp.*                   579             6,137
  Virtual Radiologic Corp.*                               6                92
                                                                  -----------
                                                                      885,381
                                                                  -----------
  HEALTH CARE TECHNOLOGY -- 0.3%
  Allscripts Healthcare Solutions, Inc.*                696             7,183
  Computer Programs & Systems, Inc.                     246             5,141
  Eclipsys Corp.*                                       574            11,256
  Merge Healthcare, Inc.*                               130                73
  Omnicell, Inc.*                                       447             8,985
  Phase Forward, Inc.*                                  557             9,513
  Trizetto Group, Inc.*                                 569             9,497
  Vital Images, Inc.*                                 3,347            49,602
                                                                  -----------
                                                                      101,250
                                                                  -----------
  LIFE SCIENCES TOOLS & SERVICES -- 1.2%
  Affymetrix, Inc.*                                     884            15,390
  Albany Molecular Research, Inc.*                      321             3,897
  AMAG Pharmaceuticals, Inc.*                           208             8,409
  Bio-Rad Laboratories, Inc.*                           178            15,833
  Bruker BioSciences Corp.*                           6,637           102,143
  Cambrex Corp.                                       1,560            10,811
  Dionex Corp.*                                         256            19,709
  Enzo Biochem, Inc.*                                   402             3,654
  eResearch Technology, Inc.*                           650             8,073
  Exelixis, Inc.*                                     1,347             9,362
  Illumina, Inc.*                                       724            54,952
  Kendle International, Inc.*                           165             7,412
  Luminex, Corp.*                                       450             8,842
  Medivation, Inc.*                                     261             3,714
  Nektar Therapeutics*                                1,207             8,377
  PARAXEL International Corp.*                          936            24,430
  Pharmanet Development Group, Inc.*                  1,778            44,859
  Varian, Inc.*                                         365            21,141
                                                                  -----------
                                                                      371,008
                                                                  -----------
  PHARMACEUTICALS -- 2.1%
  Adolor Corp.*                                         120               548
  Akorn, Inc.*                                          709             3,354
  Alexza Pharmaceuticals, Inc.*                         458             3,151
  Alpharma, Inc.*                                       622            16,303
  Atherogenics, Inc.*                                   100                80
  Auxilium Pharmaceuticals, Inc.*                       404            10,803
  Bentley Pharmaceuticals, Inc.*                        284             4,615
  Biodel, Inc.*                                          11               119
  Bioform Medical, Inc.*                                 23               106
  Biomimetic Therapeutics, Inc.*                         24               192

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  BMP Sunstone Corp.*                                   366       $     2,804
  Cadence Pharmaceuticals, Inc.*                        278             1,654
  Caraco Pharmaceutical Laboratories, Ltd.*             243             4,362
  Cypress Bioscience, Inc.*                             465             3,329
  Discovery Laboratories, Inc.*                         220               517
  Durect Corp.*                                         925             4,856
  Javelin Pharmaceuticals, Inc.*                        913             2,566
  Jazz Pharmaceuticals, Inc.*                            12               108
  KV Pharmaceutical Co. - Class A*                    4,120           102,835
  Map Pharmaceuticals, Inc.*                             12               168
  Medicis Pharmaceutical Corp. - Class A              3,309            65,154
  Nastech Pharmaceutical Co., Inc.*                      78               183
  Noven Pharmaceuticals, Inc.*                          419             3,763
  Obagi Medical Products, Inc.*                       1,622            14,079
  Pain Therapeutics, Inc.*                              477             4,031
  Par Pharmaceutical Co., Inc.*                         526             9,147
  Penwest Pharmaceuticals Co.*                          142               369
  Perrigo Co.                                         3,663           138,205
  Pozen, Inc.*                                          401             4,154
  Replidyne, Inc.*                                       50                70
  Salix Pharmaceuticals, Ltd.*                          639             4,013
  Santarus, Inc.*                                     1,305             3,354
  Sciele Pharmaceutical Co.*                          4,232            82,524
  Sirtris Pharmaceuticals, Inc.*                         12               156
  Somaxon Pharmaceuticals, Inc.*                         42               199
  Sucampo Pharmaceuticals, Inc.*                          8                64
  SuperGen, Inc.*                                       873             2,191
  The Medicines Co.*                                    688            13,898
  Valeant Pharmaceuticals International*              1,643            21,080
  ViroPharma, Inc.*                                   1,018             9,101
  Vivus, Inc.*                                        4,434            26,737
  Xenoport, Inc.*                                     1,948            78,836
                                                                  -----------
                                                                      643,778
                                                                  -----------
 TOTAL HEALTH CARE                                                  4,072,480
                                                                  -----------
 INDUSTRIALS -- 15.0%
  AEROSPACE & DEFENSE -- 1.4%
  AAR Corp.*                                            457            12,462
  Aerovironment, Inc.*                                  141             2,884
  American Science & Engineering, Inc.                  123             6,712
  Applied Energetics, Inc.*                             122               203
  Argon ST, Inc.*                                       199             3,385
  Ceradyne, Inc.*                                       339            10,834
  Cubic Corp.                                           197             5,601
  Curtiss Wright Corp.                                1,527            63,340
  DynCorp International, Inc.*                          330             5,504
  Esterline Technologies Corp.*                       1,989           100,186
  GenCorp, Inc.*                                        719             7,399
  HEICO Corp.                                           348            16,965
  Hexcel Corp.*                                       2,949            56,355
  Innovative Solutions & Support, Inc.*                 242             2,558
  Ladish Co., Inc.*                                     134             4,824
  Moog, Inc. - Class A*                                 330            13,929
  MTC Technologies, Inc.*                                 5               119
  Orbital Sciences Corp.*                               818            19,714
  Stanley, Inc.*                                      1,714            50,494
  Taser International, Inc.*                            788             7,407


                                                     SHARES          VALUE
                                                     ------       -----------
  Teledyne Technologies, Inc.*                          483       $    22,701
  TransDigm Group, Inc.*                                174             6,447
  Triumph Group, Inc.                                   171             9,735
                                                                  -----------
                                                                      429,758
                                                                  -----------
  AIR FREIGHT & LOGISTICS -- 0.3%
  ABX Air, Inc.*                                        694             2,040
  Atlas Air Worldwide Holdings, Inc.*                 1,131            62,205
  Dynamex, Inc.*                                        139             3,517
  Forward Air Corp.                                     356            12,617
  Hub Group, Inc. - Class A*                            574            18,879
  Pacer International, Inc.                             572             9,398
                                                                  -----------
                                                                      108,656
                                                                  -----------
  AIRLINES -- 0.2%
  AirTran Holdings, Inc.*                             1,333             8,798
  Alaska Air Group, Inc.*                               357             7,004
  Allegiant Travel Co.*                                 103             2,721
  ExpressJet Holdings, Inc.*                              9                24
  JetBlue Airways Corp.*                              1,635             9,483
  Mesa Air Group, Inc.*                                 140               329
  Pinnacle Airlines Corp.*                              390             3,405
  Republic Airways Holdings, Inc.*                      380             8,231
  SkyWest, Inc.                                         644            13,601
                                                                  -----------
                                                                       53,596
                                                                  -----------
  BUILDING PRODUCTS -- 0.4%
  AAON, Inc.                                            190             3,806
  American Woodmark Corp.                               202             4,153
  Ameron International Corp.                            404            37,786
  Apogee Enterprises, Inc.                              411             6,329
  Builders FirstSource, Inc.*                           912             6,621
  China Architectural Engineering, Inc.*                  4                22
  Gibraltar Industries, Inc.                            352             4,129
  Griffon Corp.*                                        360             3,096
  Insteel Industries, Inc.                              412             4,791
  Lennox International, Inc.                          1,000            35,970
  NCI Building Systems, Inc.*                           263             6,365
  PGT, Inc.*                                            136               373
  Simpson Manufacturing Co., Inc.                       488            13,264
  Trex Co., Inc.*                                        72               567
  Universal Forest Products, Inc.                       223             7,181
                                                                  -----------
                                                                      134,453
                                                                  -----------
  COMMERCIAL SERVICES & SUPPLIES -- 4.4%
  ABM Industries, Inc.                                  589            13,217
  ACCO Brands Corp.*                                  1,402            19,025
  Administaff, Inc.                                     379             8,948
  American Ecology Corp.                                201             5,091
  American Reprographics Co.*                           513             7,613
  AMREP Corp.                                            51             2,667
  Arrowhead Research Corp.*                             768             2,173
  Barrett Business Services, Inc.                        11               188
  Bowne & Co., Inc.                                     281             4,285
  Casella Waste Systems, Inc.*                          278             3,039
  CBIZ, Inc.*                                           499             4,052
  CDI Corp.                                           2,123            53,181
  Cenveo, Inc.*                                         675             7,061
  Clean Harbors, Inc.*                                1,325            86,125
  Comfort Systems USA, Inc.                           3,455            44,950
  Compx International, Inc.                             170             1,564
  Comsys IT Partners, Inc.*                             280             2,369
  Consolidated Graphics, Inc.*                          157             8,800

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  Cornell Cos., Inc.*                                   134       $     3,010
  CoStar Group, Inc.*                                   267            11,481
  Courier Corp.                                         117             2,919
  CRA International, Inc.*                            1,523            48,949
  Deluxe Corp.                                          828            15,906
  Diamond Management &
    Technology Consultants, Inc.                        619             3,993
  Duff & Phelps Corp.*                                    9               162
  Energy Solutions, Inc.                                296             6,790
  EnerNOC,  Inc.*                                        79               901
  Ennis, Inc.                                           326             5,470
  Exponent, Inc.*                                       153             5,025
  First Advantage Corp. - Class A*                      131             2,776
  FTI Consulting, Inc.*                               2,869           203,814
  Fuel Tech, Inc.*                                      227             4,654
  G & K Services, Inc. - Class A                        245             8,724
  Geoeye, Inc.*                                         992            25,782
  Healthcare Services Group, Inc.                       570            11,765
  Heidrick & Struggles International, Inc.              267             8,686
  Herman Miller, Inc.                                 2,468            60,639
  Hudson Highland Group, Inc.*                          407             3,447
  Huron Consulting Group, Inc.*                         229             9,515
  ICT Group, Inc.*                                       51               515
  IHS, Inc. - Class A*                                  498            32,026
  IKON Office Solutions, Inc.                         1,239             9,416
  Innerworkings, Inc.*                                  302             4,237
  Interface, Inc. - Class A                           1,758            24,700
  Kelly Services, Inc. - Class A                        403             8,286
  Kenexa Corp.*                                         337             6,228
  Kforce, Inc.*                                         593             5,242
  Kimball International, Inc. - Class B                 530             5,682
  Knoll, Inc.                                         5,637            65,051
  Korn/Ferry International, Inc.*                       646            10,917
  Layne Christensen Co.*                                204             7,144
  LECG Corp.*                                           268             2,509
  M&F Worldwide Corp.*                                  177             6,618
  McGrath RentCorp                                      401             9,668
  Mine Safety Appliances Co.                            327            13,469
  Mobile Mini, Inc.*                                    416             7,904
  Multi-Color Corp.                                     142             3,175
  Navigant Consulting, Inc.*                            695            13,191
  Odyssey Marine Exploration, Inc.*                     626             3,374
  On Assignment, Inc.*                                  295             1,873
  PeopleSupport, Inc.*                                  267             2,435
  PHH Corp.*                                            807            14,066
  Pike Electric Corp.*                                  267             3,719
  Protection One, Inc.*                                 242             2,321
  Resources Connection, Inc.                            835            14,921
  Rollins, Inc.                                         572            10,119
  RSC Holdings, Inc.*                                   313             3,412
  Schawk, Inc.                                           53               847
  School Specialty, Inc.*                               228             7,191
  Spherion Corp.*                                       681             4,168
  Standard Parking Corp.*                               952            19,954
  Standard Register Co.                                 508             3,957
  Steelcase, Inc. -  Class A                          3,400            37,604
  Team, Inc.*                                           189             5,160
  Teletech Holdings, Inc.*                              579            13,004
  Tetra Tech, Inc.*                                     616            12,018
  The Advisory Board Co.*                               222            12,197
  The Geo Group, Inc.*                                  628            17,860


                                                     SHARES          VALUE
                                                     ------       -----------
  Trueblue, Inc.*                                       759       $    10,201
  United Stationers, Inc.*                            1,364            65,063
  Viad Corp.                                            245             8,822
  Volt Information Sciences, Inc.*                      241             4,087
  Waste Connections, Inc.*                              803            24,684
  Waste Industries USA, Inc.                             97             3,507
  Watson Wyatt Worldwide, Inc.                        1,956           111,003
                                                                  -----------
                                                                    1,372,301
                                                                  -----------
  CONSTRUCTION & ENGINEERING -- 0.8%
  Aecom Technology Corp.*                               495            12,875
  EMCOR Group, Inc.*                                  3,811            84,642
  Granite Construction, Inc.                            528            17,271
  Great Lakes Dredge & Dock Corp.                        22               114
  Insituform Technologies, Inc.*                        313             4,329
  Integrated Electrical Services, Inc.*                 194             3,048
  Michael Baker Corp.*                                  102             2,291
  Northwest Pipe Co.*                                    88             3,739
  Perini Corp.*                                       2,202            79,778
  Sterling Construction Co., Inc.*                       30               546
  URS Corp.*                                          1,200            39,228
                                                                  -----------
                                                                      247,861
                                                                  -----------
  ELECTRICAL EQUIPMENT -- 1.6%
  Acuity Brands, Inc.                                 2,054            88,219
  American Superconductor Co.*                          533            12,360
  AZZ, Inc.*                                            146             5,195
  Baldor Electric Co.                                   685            19,180
  Belden, Inc.                                        2,661            93,986
  Brady Corp. - Class A                                 532            17,785
  Canadian Solar, Inc.*                               1,700            35,530
  Coleman Cable, Inc.*                                   39               429
  Encore Wire Corp.                                     236             4,297
  Energy Conversion Devices, Inc.*                      543            16,236
  EnerSys, Inc.*                                        175             4,186
  Evergreen Solar, Inc.*                              1,517            14,063
  Franklin Electric Co., Inc.                           311            10,627
  Fuelcell Energy, Inc.*                                985             6,550
  General Cable Corp.*                                   10               591
  GrafTech International, Ltd.*                       3,716            60,236
  II-VI, Inc.*                                          298            11,318
  LSI Industries, Inc.                                  239             3,157
  Medis Technologies, Ltd.*                             338             3,066
  Polypore International, Inc.*                         184             3,807
  Powell Industries, Inc.*                               96             3,779
  Power-One, Inc.*                                      676             2,170
  Preformed Line Poducts Co.                             20               974
  Regal-Beloit Corp.                                  2,125            77,839
  Smith Corp.                                           268             8,809
  Superior Essex, Inc.*                                 231             6,496
  Vicor Corp.                                           419             5,003
                                                                  -----------
                                                                      515,888
                                                                  -----------
  INDUSTRIAL CONGLOMERATES -- 0.7%
  Raven Industries, Inc.                                251             7,606
  Standex International Corp.                           165             3,686
  Teleflex, Inc.                                        200             9,542
  Tredegar Industries Corp.                             343             6,246
  Walter Industries, Inc.                             2,894           181,251
                                                                  -----------
                                                                      208,331
                                                                  -----------
  MACHINERY -- 4.0%
  3-D Systems Corp.*                                    227             3,335

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  Accuride Corp.*                                       350       $     2,863
  Actuant Corp. - Class A                               679            20,513
  Albany International Corp.                          1,249            45,139
  Altra Holdings, Inc.*                               4,410            59,314
  American Railcar Industries, Inc.                     261             5,306
  Ampco-Pittsburgh Corp.                                116             4,987
  Astec Industries, Inc.*                               258            10,000
  Badger Meter, Inc.                                    194             8,381
  Barnes Group, Inc.                                  2,412            55,355
  Basin Water, Inc.*                                     30               172
  Blount International, Inc.*                           292             3,612
  Briggs & Stratton Corp.                               619            11,080
  Bucyrus International, Inc. - Class A               1,887           191,814
  Cascade Corp.                                         171             8,432
  Chart Industries, Inc.*                               402            13,604
  Circor International, Inc.                          1,361            62,946
  Clarcor, Inc.                                         628            22,325
  Columbus McKinnon Corp.*                            3,250           100,685
  Commercial Vehicle Group, Inc.*                       351             3,478
  Dynamic Materials Corp.                               180             7,776
  EnPro Industries, Inc.*                               184             5,739
  ESCO Technologies, Inc.*                              396            15,729
  Federal Signal Corp.                                  651             9,088
  Flow International, Corp.*                          6,329            58,796
  Force Protection, Inc.*                               863             1,735
  FreightCar America, Inc.                              150             5,145
  Gardner Denver, Inc.*                               2,710           100,541
  Gehl Co.*                                              20               339
  Gorman-Rupp Co.                                       186             6,118
  Greenbrier Cos., Inc.                                 174             4,614
  Hurco Cos., Inc.*                                      85             3,976
  Kadant, Inc.*                                         110             3,232
  Kaydon Corp.                                          360            15,808
  Kennametal, Inc.                                    1,500            44,145
  L.B. Foster Co.*                                      125             5,383
  Lindsay Manufacturing Co.                             138            14,141
  Middleby Corp.*                                       170            10,606
  Miller Industries, Inc.*                               26               250
  Mueller Industries, Inc.                            1,187            34,245
  Mueller Water Products, Inc. - Class A              1,033             8,450
  NACCO Industries, Inc. - Class A                       88             7,123
  Nordson Corp.                                         429            23,102
  RBC Bearings, Inc.*                                   261             9,691
  Robbins & Myers, Inc.                                 272             8,881
  Sun Hydraulics Corp.                                  156             4,566
  Tecumseh Products Co. - Class A*                      306             9,388
  Tennant Co.                                           204             8,121
  Titan International, Inc.                             328            10,040
  Turbochef Technologies, Inc.*                         259             1,689
  Twin Disc, Inc.                                       116             1,835
  Valmont Industries, Inc.                              269            23,642
  Wabash National Corp.                                 268             2,409
  Watts Water Technologies, Inc. - Class A              341             9,558
  Westinghouse Air Brake Technologies Corp.           3,308           124,579
  Xerium Technologies, Inc.                             461               595
                                                                  -----------
                                                                    1,234,416
                                                                  -----------


                                                     SHARES          VALUE
                                                     ------       -----------
  MARINE -- 0.4%
  American Commercial Lines, Inc.*                      719       $    11,360
  Eagle Bulk Shipping, Inc.                             537            13,833
  Excel Maritime Carriers, Ltd.                         500            14,675
  Genco Shipping & Trading, Ltd.                        978            55,188
  Horizon Lines, Inc. - Class A                         542            10,087
  TBS International, Ltd.*                              150             4,530
  Ultrapetrol Bahamas, Ltd.*                            200             2,048
                                                                  -----------
                                                                      111,721
                                                                  -----------
  ROAD & RAIL -- 0.3%
  Amerco, Inc.*                                         117             6,680
  Arkansas Best Corp.                                   321            10,227
  Celadon Group, Inc.*                                  544             5,266
  Dollar Thrifty Automotive Group, Inc.*                226             3,083
  Genesee & Wyoming, Inc. - Class A*                    411            14,139
  Heartland Express, Inc.                               913            13,019
  Knight Transportation, Inc.                           732            12,049
  Marten Transport, Ltd.*                               370             5,742
  Old Dominion Freight Line, Inc.*                      382            12,159
  P.A.M. Transportation Services*                        40               622
  Quality Distribution, Inc.*                            60               191
  Saia, Inc.*                                            63               999
  Universal Truckload Services, Inc.*                    66             1,378
  Werner Enterprises, Inc.                              386             7,164
                                                                  -----------
                                                                       92,718
                                                                  -----------
  TRADING COMPANIES & DISTRIBUTORS -- 0.5%
  Applied Industrial Technologies, Inc.               2,070            61,872
  Beacon Roofing Supply, Inc.*                          730             7,300
  BlueLinx Holdings, Inc.                               550             2,800
  Electro Rent Corp.                                    483             7,317
  H&E Equipment Services, Inc.*                         254             3,193
  Houston Wire & Cable Co.                              260             4,165
  Interline Brands, Inc.*                               259             4,804
  Kaman Corp.                                           281             7,950
  Lawson Products, Inc.                                  81             2,232
  NuCo2, Inc.*                                          183             5,082
  Rush Enterprises, Inc. - Class A*                     304             4,815
  TAL International Group, Inc.                         190             4,478
  Textainer Group Holdings, Ltd.                         12               181
  UAP Holding Corp.                                     813            31,170
  Watsco, Inc.                                          409            16,941
                                                                  -----------
                                                                      164,300
                                                                  -----------
 TOTAL INDUSTRIALS                                                  4,673,999
                                                                  -----------
 INFORMATION TECHNOLOGY -- 16.0%
  COMMUNICATIONS EQUIPMENT -- 2.5%
  3Com Corp.*                                         3,042             6,966
  Acme Packet, Inc.*                                    312             2,493
  Adtran, Inc.                                          911            16,853
  Airvana, Inc.*                                         10                52
  Anaren Microwave, Inc.*                               237             3,000
  Arris Group, Inc.*                                  3,332            19,392
  Aruba Networks, Inc.*                                  11                57
  Avanex Corp.*                                         447               317
  Avocent Corp.*                                        502             8,484
  Bel Fuse, Inc. - Class B                               91             2,535
  Bigband Networks, Inc.*                             6,468            37,062

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  Black Box Corp.                                       193       $     5,954
  Blue Coat Systems, Inc.*                            3,418            75,333
  CommScope, Inc.*                                       30             1,045
  Comtech Group, Inc.*                                  238             2,568
  Comtech
    Telecommunications Corp.*                           320            12,480
  Digi International, Inc.*                             189             2,181
  Ditech Networks, Inc.*                                 41               121
  Dycom Industries, Inc.*                               468             5,621
  EMS Technologies, Inc.*                               151             4,098
  Extreme Networks*                                  16,014            49,643
  Finisar Corp.*                                        615               787
  Foundry Networks, Inc.*                            10,768           124,693
  Harmonic, Inc.*                                     8,182            62,183
  Harris Stratex Networks, Inc.*                        335             3,360
  Hughes Communications, Inc.*                           80             4,054
  Infinera Corp.*                                       188             2,256
  InterDigital, Inc.*                                   824            16,323
  Ixia*                                                 501             3,888
  KVH Industries, Inc.*                               8,100            63,828
  Loral Space & Communications, Ltd.*                   128             3,052
  MasTec, Inc.*                                         511             4,195
  Netgear, Inc.*                                      2,070            41,296
  Network Equipment Technologies, Inc.*                 341             2,240
  Neutral Tandem, Inc.*                                   6               108
  Nextwave Wireless, Inc.*                              532             2,687
  Oplink Communications, Inc.*                          257             2,280
  Opnext, Inc.*                                          42               229
  Optium Corp.*                                          29               204
  Orbcomm, Inc.*                                        517             2,564
  Packeteer, Inc.*                                      629             3,202
  Plantronics, Inc.                                     518            10,003
  Polycom, Inc.*                                      3,590            80,919
  Powerwave Technologies, Inc.*                       1,582             4,034
  Radyne Corp.*                                         100               852
  Seachange International, Inc.*                        634             4,457
  ShoreTel, Inc.*                                        12                61
  Sonus Networks, Inc.*                               3,504            12,054
  Starent Networks Corp.*                               175             2,363
  Sycamore Networks, Inc.*                            9,807            35,894
  Symmetricom, Inc.*                                    783             2,733
  Tekelec*                                              530             6,599
  UTStarcom, Inc.*                                    2,161             6,137
  Viasat, Inc.*                                         305             6,625
                                                                  -----------
                                                                      772,415
                                                                  -----------
  COMPUTERS & PERIPHERALS -- 0.6%
  3Par, Inc.*                                            11                74
  Adaptec, Inc.*                                        942             2,769
  Avid Technology, Inc.*                                411            10,004
  Compellent Technologies, Inc.*                         10               125
  Cray, Inc.*                                         6,820            40,647
  Data Domain, Inc.*                                    126             2,999
  Electronics for Imaging, Inc.*                        604             9,012
  Emulex Corp.*                                       2,194            35,630
  Hutchinson Technology, Inc.*                          225             3,580
  Hypercom Corp.*                                       802             3,481
  Imation Corp.                                         288             6,549
  Immersion Corp.*                                      328             2,332
  Intermec, Inc.*                                       820            18,196
  Intevac, Inc.*                                        325             4,209
  Isilon Systems, Inc.*                                  19                93


                                                     SHARES          VALUE
                                                     ------       -----------
  Netezza Corp.*                                         16       $       151
  Novatel Wireless, Inc.*                               442             4,278
  Palm, Inc.*                                         1,300             6,500
  Prestek, Inc.*                                        110               482
  Quantum Corp.*                                      1,597             3,418
  Rackable Systems, Inc.*                               338             3,083
  Rimage Corp.*                                         139             3,044
  Silicon Graphics, Inc.*                                 1                12
  STEC, Inc.*                                           455             2,816
  Stratasys, Inc.*                                      272             4,842
  Super Micro Computer, Inc.*                            21               175
  Synaptics, Inc.*                                      365             8,716
                                                                  -----------
                                                                      177,217
                                                                  -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
  Acacia Research - Acacia Technologies*                373             2,145
  Agilysys, Inc.                                        318             3,689
  Anixter International, Inc.*                        1,239            79,346
  Benchmark Electronics, Inc.*                          836            15,006
  Brightpoint, Inc.*                                  3,723            31,124
  Checkpoint Systems, Inc.*                             392            10,525
  Cogent, Inc.*                                         916             8,638
  Cognex Corp.                                          719            15,696
  Comverge, Inc.*                                       113             1,167
  CPI International, Inc.*                            2,316            22,975
  CTS Corp.                                             455             4,869
  Daktronics, Inc.                                      419             7,504
  Dolby Laboratories, Inc.*                             464            16,825
  DTS, Inc.*                                            248             5,952
  Echelon Corp.*                                        382             5,157
  Electro Scientific Industries, Inc.*                  233             3,840
  Excel Technology, Inc.*                               114             3,073
  Faro Technologies, Inc.*                              212             6,610
  FLIR Systems, Inc.*                                 1,898            57,111
  Gerber Scientific, Inc.*                              116             1,031
  ICx Technologies, Inc.*                                 7                32
  Insight Enterprises, Inc.*                            500             8,750
  IPG Photonics Corp.*                                  173             2,714
  Itron, Inc.*                                          646            58,289
  Kemet Corp.*                                          677             2,735
  L-1 Identity Solutions, Inc.*                         616             8,193
  Littelfuse, Inc.*                                     233             8,148
  LoJack Corp.*                                         257             3,248
  Maxwell Technologies, Inc.*                            10               102
  Measurement Specialties, Inc.*                        132             2,306
  Mercury Computer Systems, Inc.*                       200             1,124
  Methode Electronics, Inc.                             422             4,933
  MTS Systems Corp.                                     189             6,097
  Multi-Fineline Electronix, Inc.*                      210             3,942
  Newport Corp.*                                        303             3,385
  OSI Systems, Inc.*                                    151             3,476
  Park Electrochemical Corp.                          2,055            53,122
  PC Connection, Inc.*                                   44               348
  Photon Dynamics, Inc.*                              6,150            65,190
  Plexus Corp.*                                         558            15,652
  Radisys Corp.*                                        239             2,412
  Rofin-Sinar Technologies, Inc.*                     1,415            63,533
  Rogers Corp.*                                         169             5,646
  ScanSource, Inc.*                                     314            11,364
  Smart Modular Technologies (WWH), Inc.*               744             4,620

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  Synnex Corp.*                                         195       $     4,138
  Technitrol, Inc.                                      457            10,570
  TTM Technologies, Inc.*                               567             6,418
  Universal Display Corp.*                            2,400            34,368
  Woodward Governor Co.                               3,744           100,040
  X-Rite, Inc.*                                         330             1,970
                                                                  -----------
                                                                      799,148
                                                                  -----------
  INTERNET SOFTWARE & SERVICES -- 2.3%
  Access Integrated Technologies, Inc.*                  80               252
  Ariba, Inc.*                                          610             5,893
  Art Technology Group, Inc.*                         1,632             6,332
  Asiainfo Holdings, Inc.*                              329             3,573
  Bankrate, Inc.*                                       178             8,880
  Chordiant Software, Inc.*                             411             2,478
  CMGI, Inc.*                                           521             6,908
  CNET Networks, Inc.*                                1,970            13,987
  comScore, Inc.*                                       115             2,307
  Constant Contact, Inc.*                                11               159
  DealerTrack Holdings, Inc.*                           435             8,796
  Dice Holdings, Inc.*                                  326             2,905
  Digital River, Inc.*                                  620            19,201
  DivX, Inc.*                                           346             2,422
  Earthlink, Inc.*                                    1,386            10,464
  Equinix, Inc.*                                        456            30,319
  Greenfield Online, Inc.*                              293             3,475
  HSW International, Inc.*                               16                81
  Ibasis, Inc.                                          659             2,702
  Imergent, Inc.                                        413             4,704
  Infospace, Inc.                                       949            10,980
  Internap Network Services Corp.*                      689             3,417
  Internet Brands, Inc.*                                  9                66
  Internet Capital Group, Inc.*                         307             3,214
  Interwoven, Inc.*                                   4,509            48,156
  Ipass, Inc.*                                          984             2,972
  j2 Global Communications, Inc.*                       755            16,852
  Jupitermedia Corp.*                                   100               209
  Keynote Systems, Inc.*                                211             2,488
  Limelight Networks, Inc.*                              29                94
  Liquidity Services, Inc.*                              64               512
  LivePerson, Inc.*                                     661             2,049
  Loopnet, Inc.*                                        370             4,699
  Marchex, Inc.                                         449             4,481
  Mercadolibre, Inc.*                                   180             7,157
  Move, Inc.*                                         2,649             8,159
  NIC, Inc.                                             609             4,330
  Omniture, Inc.*                                       542            12,580
  On2 Technologies, Inc.*                             3,735             3,810
  Online Resources Corp.*                               416             4,002
  Openwave Systems, Inc.                              2,350             5,758
  Perficient, Inc.*                                     362             2,874
  RealNetworks, Inc.*                                   942             5,398
  S1 Corp.*                                             424             3,015
  SAVVIS, Inc.*                                         309             5,027
  Sohu.com, Inc.*                                     1,285            57,992
  SonicWALL, Inc.*                                    6,080            49,674
  Switch And Data Facilities Co.*                       281             2,869
  Techtarget, Inc.*                                      12               170
  Terremark Worldwide, Inc.*                            663             3,633
  The Knot, Inc.*                                     3,176            37,318
  TheStreet.com, Inc.                                 4,513            36,465
  Travelzoo, Inc.*                                       45               497


                                                     SHARES          VALUE
                                                     ------       -----------
  United Online, Inc.                                 1,082       $    11,426
  ValueClick, Inc.*                                   3,265            56,321
  Vignette Corp.*                                     2,100            27,741
  Vistaprint, Ltd.*                                     542            18,943
  Vocus, Inc.*                                          162             4,277
  Websense, Inc.*                                     4,079            76,481
  Website Pros, Inc.*                                 3,500            34,405
                                                                  -----------
                                                                      716,349
                                                                  -----------
  IT SERVICES -- 1.4%
  BearingPoint, Inc.*                                 1,607             2,700
  CACI International, Inc. - Class A*                   343            15,624
  Cass Information Systems, Inc.                        127             4,008
  CIBER, Inc.*                                          822             4,028
  CSG Systems International, Inc.*                      620             7,049
  CyberSource Corp.*                                  3,768            55,051
  Euronet Worldwide, Inc.*                              636            12,249
  ExlService Holdings, Inc.*                            262             6,016
  Forrester Research, Inc.*                             205             5,449
  Gartner, Inc.*                                      1,029            19,901
  Gevity HR, Inc.                                       972             8,418
  Global Cash Access Holdings, Inc.*                    898             5,262
  Heartland Payment Systems, Inc.                       199             4,579
  iGate Corp.*                                          453             3,225
  Information Services Group, Inc.*                     450             2,322
  InfoUSA, Inc.                                         729             4,454
  Integral Systems, Inc.                                 65             1,900
  Lionbridge Technologies, Inc.*                      1,162             3,893
  Mantech International
    Corp. - Class A*                                    193             8,755
  MAXIMUS, Inc.                                       1,994            73,200
  MPS Group, Inc.*                                    7,955            94,028
  Ness Technologies, Inc.*                              394             3,739
  Perot Systems Corp.*                                  905            13,611
  RightNow Technologies, Inc.*                          227             2,701
  SAIC, Inc.*                                         1,412            26,249
  Sapient Corp.*                                      1,046             7,280
  SI International, Inc.*                               105             2,015
  SRA International, Inc. - Class A*                    523            12,714
  StarTek, Inc.*                                         80               737
  Sykes Enterprises, Inc.*                              455             8,003
  Syntel, Inc.                                          284             7,569
  TNS, Inc.*                                            316             6,522
  Virtusa Corp.*                                          7                68
  Wright Express Corp.*                                 654            20,097
                                                                  -----------
                                                                      453,416
                                                                  -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.7%
  Actel Corp.*                                          324             4,960
  Advanced Analogic Technologies, Inc.*                 567             3,187
  Advanced Energy Industries, Inc.*                   1,724            22,860
  Amkor Technology, Inc.*                             1,352            14,466
  ANADIGICS, Inc.*                                    5,959            39,091
  Applied Micro Circuits Corp.*                       1,081             7,762
  Asyst Technologies, Inc.*                           1,858             6,503
  Atheros Communications, Inc.*                         700            14,588
  ATMI, Inc.*                                           418            11,633
  Authentec, Inc.*                                       11               109

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  Axcelis Technologies, Inc.*                           844       $     4,726
  Brooks Automation, Inc.*                              599             5,822
  Cabot Microelectronics Corp.*                       1,412            45,396
  Cavium Networks, Inc.*                                132             2,165
  Cirrus Logic, Inc.*                                   971             6,525
  Cohu, Inc.                                            300             4,875
  Conexant Systems, Inc.*                               298               173
  Credence Systems Corp.*                                90               153
  Cymer, Inc.*                                          371             9,661
  Diodes, Inc.*                                         374             8,213
  DSP Group, Inc.*                                    4,348            55,394
  Eagle Test Systems, Inc.*                              56               588
  Entegris, Inc.*                                     1,262             9,074
  Exar Corp.*                                           687             5,654
  FEI Co.*                                              485            10,588
  Formfactor, Inc.*                                     676            12,912
  Hittite Microwave Corp.*                              244             9,130
  Ikanos Communications, Inc.*                          110               503
  IXYS Corp.*                                           410             2,800
  Kulicke & Soffa Industries, Inc.*                     640             3,059
  Lattice Semiconductor Corp.*                        1,033             2,934
  LTX Corp.*                                          1,262             3,963
  Mattson Technology, Inc.*                             656             3,995
  Micrel, Inc.                                        1,030             9,548
  Microsemi Corp.*                                    1,018            23,210
  Microtune, Inc.*                                      729             2,668
  MIPS Technologies, Inc.*                              581             2,301
  MKS Instruments, Inc.*                                540            11,556
  Monolithic Power Systems, Inc.*                     1,818            32,051
  Netlogic Microsystems, Inc.*                          241             5,818
  Omnivision Technologies, Inc.*                      6,559           110,322
  ON Semiconductor Corp.*                             4,423            25,123
  PDF Solutions, Inc.*                                  427             2,353
  Pericom Semiconductor Corp.*                          276             4,052
  Photronics, Inc.*                                     555             5,300
  PLX Technology, Inc.*                                 394             2,628
  PMC-Sierra, Inc.*                                   2,986            17,020
  RF Micro Devices, Inc.*                             3,284             8,735
  Rubicon Technology, Inc.*                               9               261
  Rudolph Technologies, Inc.*                           353             3,449
  Semitool, Inc.*                                       351             2,920
  Semtech Corp.*                                        952            13,642
  Sigma Designs, Inc.*                                  358             8,116
  Silcon Storage Technology, Inc.*                      220               576
  Silicon Image, Inc.*                                1,385             6,939
  Sirf Technology Holdings, Inc.*                       675             3,436
  Skyworks Solutions, Inc.*                           1,481            10,782
  Spansion, Inc.*                                       902             2,481
  Standard Microsystems Corp.*                          223             6,507
  Supertex, Inc.*                                       247             5,041
  Techwell, Inc.*                                       313             3,393
  Tessera Techonologies, Inc.*                          614            12,771
  Trident Microsystems, Inc.*                        10,419            53,658
  TriQuint Semiconductor, Inc.*                       1,120             5,667
  Ultra Clean Holdings*                                 225             2,205
  Ultratech, Inc.*                                      380             3,652
  Varian Semiconductor
    Equipment Associates, Inc.*                       1,090            30,683
  Veeco Instruments, Inc.*                              268             4,457
  Volterra Semiconductor Corp*                          313             3,546
  Zoran Corp.*                                        3,926            53,629
                                                                  -----------
                                                                      833,958
                                                                  -----------


                                                     SHARES          VALUE
                                                     ------       -----------
  SOFTWARE -- 3.9%
  ACI Worldwide, Inc.*                                  603       $    12,012
  Actuate Corp.*                                        792             3,247
  Advent Software, Inc.*                                218             9,291
  Ansoft Corp.*                                         213             6,501
  ANSYS, Inc.*                                        1,055            36,419
  Blackbaud, Inc.                                       558            13,548
  Blackboard, Inc.*                                     380            12,665
  Bladelogic, Inc.*                                     137             3,843
  Borland Software Corp.*                               909             1,836
  Bottomline Technologies, Inc.*                        264             3,326
  Commvault Systems, Inc.*                              446             5,530
  Concur Technologies, Inc.*                          1,938            60,175
  Deltek, Inc.*                                          14               182
  Double-Take Software, Inc.*                           146             1,705
  Epicor Software Corp.*                                742             8,310
  EPIQ Systems, Inc.*                                   383             5,944
  eSpeed, Inc.*                                         301             3,510
  FalconStor Software, Inc.*                            414             3,151
  Glu Mobile, Inc.*                                      16                72
  Guidance Software, Inc.*                                7                63
  i2 Technologies, Inc.*                                230             2,590
  Informatica Corp.*                                  6,850           116,861
  Interactive Intelligence, Inc.*                       163             1,919
  InterVoice, Inc.*                                     500             3,980
  Jack Henry & Associates, Inc.                       1,181            29,135
  JDA Software Group, Inc.*                             256             4,672
  Lawson Software, Inc.*                              1,035             7,794
  Macrovision Corp.*                                    852            11,502
  Magma Design Automation, Inc.*                      4,581            43,840
  Manhattan Associates, Inc.*                           312             7,154
  Mentor Graphics Corp.*                              5,402            47,700
  MICROS Systems, Inc.*                               4,512           151,874
  MicroStrategy, Inc. - Class A*                        154            11,394
  Midway Games, Inc.*                                   382             1,031
  Monotype Imaging Holdings, Inc.*                      210             3,173
  MSC.Software Corp.*                                   348             4,521
  Net 1 UEPS Technologies, Inc.*                        589            13,282
  Nuance Communications, Inc.*                        2,137            37,205
  OpenTV Corp.*                                         134               158
  Parametric Technology Corp.*                        2,837            45,335
  Pegasystems, Inc.                                     182             1,753
  Progress Software Corp.*                            3,508           104,959
  PROS Holdings, Inc.*                                  122             1,531
  QAD, Inc.                                              22               185
  Quality Systems, Inc.                                 273             8,155
  Quest Software, Inc.*                                 827            10,809
  Radiant Systems, Inc.*                                262             3,660
  Renaissance Learning, Inc.                            229             3,204
  Secure Computing Corp.*                               625             4,031
  Smith Micro Software, Inc.*                           404             2,472
  Solera Holdings, Inc.*                                306             7,454
  Sonic Solutions, Inc.*                              1,420            13,703
  Sourcefire, Inc.*                                      14                83
  Sourceforge, Inc.*                                  1,823             3,628
  SPSS, Inc.*                                           261            10,122
  Successfactors, Inc.*                                  17               166
  Sybase, Inc.*                                       8,218           216,133
  Synchronoss Technologies, Inc.*                       248             4,967
  Take-Two Interactive Software, Inc.*                  965            24,627
  Taleo Corp. - Class A*                                222             4,307

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  The Ultimate Software Group, Inc.*                    310       $     9,319
  THQ, Inc.*                                            840            18,312
  TIBCO Software, Inc.*                               1,947            13,902
  Tyler Technologies, Inc.*                             479             6,696
  Unica Corp.*                                           22               150
  Vasco Data Security International, Inc.*              353             4,829
  Veraz Networks, Inc.*                                  20                49
  Wind River Systems, Inc.*                             953             7,376
                                                                  -----------
                                                                    1,223,032
                                                                  -----------
 TOTAL INFORMATION TECHNOLOGY                                       4,975,535
                                                                  -----------
 MATERIALS -- 5.3%
  CHEMICALS -- 2.5%
  A. Schulman, Inc.                                     365             7,493
  Albemarle Corp.                                       700            25,564
  American Vanguard Corp.                               263             4,376
  Arch Chemicals, Inc.                                  276            10,284
  Balchem Corp.                                         224             5,134
  Calgon Carbon Corp.*                                  368             5,538
  CF Industries Holdings, Inc.                          828            85,797
  Ferro Corp.                                           521             7,742
  Flotek Industries, Inc.*                              228             3,327
  Gentek, Inc.*                                         370            11,130
  Georgia Gulf Corp.                                    904             6,265
  H.B. Fuller Co.                                     3,325            67,863
  Hercules, Inc.                                      1,314            24,033
  Innophos Holdings, Inc.                               247             3,974
  Innospec, Inc.                                        272             5,766
  Koppers Holdings, Inc.                              2,127            94,247
  Kronos Worldwide, Inc.                                375             9,056
  Landec Corp.*                                         299             2,521
  LSB Industries, Inc.*                               1,068            15,742
  Minerals Technologies, Inc.                           146             9,169
  NewMarket Corp.                                       152            11,468
  NL Industries, Inc.                                   520             5,678
  Olin Corp.                                          3,714            73,389
  OM Group, Inc.*                                     1,341            73,138
  PolyOne Corp.*                                      1,131             7,205
  Rockwood Holdings, Inc.*                              384            12,584
  Sensient Technologies Corp.                           492            14,509
  ShengdaTech, Inc.*                                    555             4,718
  Spartech Corp.                                        547             4,622
  Stepan Co.                                             50             1,912
  Symvx Technologies, Inc.*                             586             4,395
  Terra Industries, Inc.*                             3,328           118,244
  Tronox,  Inc. - Class B                               425             1,658
  Valhi, Inc.                                           585            13,683
  W.R. Grace & Co.*                                     753            17,184
  Zep, Inc.                                             302             4,898
  Zoltek Cos., Inc.*                                    331             8,778
                                                                  -----------
                                                                      783,084
                                                                  -----------
  CONSTRUCTION MATERIALS -- 0.1%
  Headwaters, Inc.*                                     683             9,009
  Texas Industries, Inc.                                291            17,492
  US Concrete, Inc.*                                    169               642
                                                                  -----------
                                                                       27,143
                                                                  -----------
  CONTAINERS & PACKAGING -- 1.1%
  AEP Industries, Inc.*                                  98             2,968
  AptarGroup, Inc.                                      677            26,356
  Boise, Inc.*                                          419             2,682
  Bway Holding Co.*                                   5,700            56,430

                                                     SHARES          VALUE
                                                     ------       -----------
  Chesapeake Corp.*                                     661       $     3,179
  Graphic Packaging Holding Co.*                        902             2,634
  Greif Corp. - Class A                               1,548           105,156
  Myers Industries, Inc.                                324             4,254
  Rock-Tenn Co. - Class A                             2,153            64,525
  Silgan Holdings, Inc.                               1,461            72,510
                                                                  -----------
                                                                      340,694
                                                                  -----------
  METALS & MINING -- 1.3%
  A.M. Castle & Co.                                     137             3,699
  AMCOL International Corp.                             270             8,432
  Apex Silver Mines, Ltd.*                              767             9,296
  Brush Engineered Materials, Inc.*                     255             6,546
  Century Aluminum Co.*                                 342            22,654
  Coeur d'Alene Mines Corp.*                          5,016            20,265
  Compass Minerals International, Inc.                1,226            72,309
  Esmark, Inc.*                                         100             1,130
  General Moly, Inc.*                                   621             4,962
  Haynes International, Inc.*                           144             7,903
  Hecla Mining Co.*                                   2,044            22,811
  Horsehead Holding Corp.*                                6                69
  Kaiser Aluminium Corp.                                359            24,879
  Olympic Steel, Inc.                                   190             8,569
  Quanex Corp.                                        1,979           102,393
  Royal Gold, Inc.                                      236             7,120
  RTI International Metals, Inc.*                       287            12,975
  Schnitzer Steel
    Industries, Inc. - Class A                          206            14,630
  Sims Group, Ltd.                                      414            11,393
  Stillwater Mining Co.*                                414             6,405
  Universal Stainless & Alloy*                          153             4,546
  US Gold Corp.*                                        875             2,223
  Worthington Industries, Inc.                        1,120            18,894
                                                                  -----------
                                                                      394,103
                                                                  -----------
  PAPER & FOREST PRODUCTS -- 0.3%
  Abitibibowater, Inc.                                  724             9,347
  Buckeye Technologies, Inc.*                           392             4,375
  Deltic Timber Corp.                                   123             6,851
  Glatfelter                                          4,097            61,906
  Mercer International, Inc.*                           461             3,213
  Neenah Paper, Inc.                                    149             3,841
  Schweitzer-Mauduit International, Inc.                194             4,489
  Wausau Paper Corp.                                  1,411            11,655
                                                                  -----------
                                                                      105,677
                                                                  -----------
 TOTAL MATERIALS                                                    1,650,701
                                                                  -----------
 TELECOMMUNICATION SERVICES -- 1.1%
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
  Alaska Communications Systems Group, Inc.             465             5,692
  Atlantic Tele-Network, Inc.                           134             4,533
  Cbeyond, Inc.*                                        269             5,055
  Cincinnati Bell, Inc.*                              3,439            14,650
  Cogent Communications Group, Inc.*                    642            11,755
  Consolidated Communications Holdings, Inc.            417             6,309
  Fairpoint Communications, Inc.                        720             6,494
  General Communication, Inc. - Class A*                444             2,726
  Global Crossing, Ltd.*                                631             9,566

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       -----------
  Globalstar, Inc.*                                     358       $     2,610
  Hungarian Telephone & Cable*                           43               746
  IDT Corp. - Class B*                                  606             2,345
  Iowa Telecommunications Services, Inc.                500             8,865
  NTELOS Holdings Corp.                                 379             9,172
  PAETEC Holdings Corp.*                                737             4,908
  Premiere Global Services, Inc.*                     5,248            75,256
  Shenandoah Telecom Co.                                188             2,790
  SureWest Communications                               258             3,989
  Time Warner Telecom, Inc. - Class A*                1,773            27,464
  Vonage Holdings Corp.*                                 68               126
                                                                  -----------
                                                                      205,051
                                                                  -----------
  WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
  Centennial Communications Corp.*                    5,047            29,828
  FiberTower Corp.*                                     230               405
  ICO Global Communications Holdings, Ltd.*           1,051             3,247
  iPCS, Inc.                                            363             8,476
  Rural Cellular Corp.*                                 118             5,219
  Syniverse Holdings, Inc.*                           3,798            63,275
  USA Mobility, Inc.*                                   760             5,426
  Virgin Mobile USA, Inc.*                              926             1,880
                                                                  -----------
                                                                      117,756
                                                                  -----------
 TOTAL TELECOMMUNICATION SERVICES                                     322,807
                                                                  -----------
 UTILITIES -- 1.9%
  ELECTRIC UTILITIES -- 1.1%
  ALLETE, Inc.                                          366            14,135
  Central Vermont Public Service Corp.                   74             1,769
  Cleco Corp.                                           616            13,663
  El Paso Electric Co.*                                 340             7,266
  Idacorp, Inc.                                         517            16,601
  ITC Holdings Corp.                                    714            37,171
  MGE Energy, Inc.                                    4,341           147,854
  NorthWestern Corp.                                  1,395            33,996
  Otter Tail Corp.                                      285            10,086
  Portland General Electric Co.                         221             4,984
  The Empire District Electric Co.                      432             8,748
  UIL Holdings Corp.                                    339            10,214
  Unisource Energy Corp.                                420             9,349
  Westar Energy, Inc.                                 1,042            23,726
                                                                  -----------
                                                                      339,562
                                                                  -----------
  GAS UTILITIES -- 0.4%
  EnergySouth, Inc.                                      80             4,175
  New Jersey Resources Corp.                            373            11,582
  Nicor, Inc.                                           597            20,005
  Northwest Natural Gas Co.                             290            12,598
  Ormat Technologies, Inc.                              182             7,828
  Piedmont Natural Gas Co.                              802            21,060
  South Jersey Industries, Inc.                         267             9,374
  Southern Union Co.                                      1                22
  Southwest Gas Corp.                                   453            12,666
  The Laclede Group, Inc.                               285            10,155
  WGL Holdings, Inc.                                    596            19,108
                                                                  -----------
                                                                      128,573
                                                                  -----------
  MULTI-UTILITIES -- 0.3%
  Aquila, Inc.*                                       3,007             9,652
  Avista Corp.                                          658            12,871


                                                     SHARES          VALUE
                                                     ------       -----------
  Black Hills Corp.                                   1,399       $    50,056
  CH Energy Group, Inc.                                 228             8,869
  PNM Resources, Inc.                                   978            12,196
                                                                  -----------
                                                                       93,644
                                                                  -----------
  WATER UTILITIES -- 0.1%
  American States Water Co.                             194             6,984
  Cadiz, Inc.*                                          239             3,676
  California Water Service Group                        230             8,774
  Consolidated Water Co., Inc.                          180             3,965
  SJW Corp.                                             159             4,546
  Southwest Water Co.                                   269             2,978
                                                                  -----------
                                                                       30,923
                                                                  -----------
 TOTAL UTILITIES                                                      592,702
                                                                  -----------
 TOTAL COMMON STOCK
  (Cost $30,438,989)                                               29,252,040
                                                                  -----------
 EXCHANGE-TRADED FUNDS -- 3.8%
  iShares Russell 2000
    Growth Index Fund
    (Cost $1,214,374)                                16,310         1,188,020
                                                                  -----------
 RIGHTS -- 0.0%
  Ares Capital Corp.*                                   140                79
  Centerline*                                         2,084                --
  FX Real Estate Entertainment, Inc.*                    47                 4
  MCG Capital Corp.*                                    194               207
                                                                  -----------
 TOTAL RIGHTS
  (Cost $0)                                                               290
                                                                  -----------
 SHORT-TERM INVESTMENTS -- 2.3%
  BlackRock Liquidity Funds
    TempCash Portfolio -
    Institutional Series                            361,637           361,637
  BlackRock Liquidity Funds
    TempFund Portfolio -
    Institutional Series                            361,634           361,634
                                                                  -----------

 TOTAL SHORT-TERM INVESTMENTS
  (Cost $723,271)                                                     723,271
                                                                  -----------

 TOTAL INVESTMENTS -- 100.2%
  (Cost $32,376,634)+                                             $31,163,621
 LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%                      (68,544)
                                                                  -----------
 NET ASSETS -- 100.0%                                             $31,095,077
                                                                  ===========

 *  Non-income producing security.
 + The cost for Federal income tax purposes is $32,862,133. At March 31, 2008, net unrealized depreciation was $1,698,512. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,965,873, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,664,385.

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager International Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
 COMMON STOCK -- 85.9%
  ARGENTINA -- 0.2%
   Banco Bilbao VizcayaArgentaria SA                  7,800     $      171,522
   Banco Macro SA - ADR                               6,500            164,775
   BBVA Banco Frances SA - ADR                        4,500             31,860
   Cresud SA - ADR                                   14,400            223,488
   Grupo Financiero Galicia SA - ADR                 16,400            108,568
   IRSA Inversiones y
     Representaciones SA - GDR*                       3,700             51,985
   Mercadolibre, Inc.*                                5,900            234,584
   Petrobras Energia
     Participaciones SA - ADR                        16,900            191,815
   Telecom Argentina SA - ADR*                       29,023            614,707
   Transportadora de Gas del Sur SA - ADR*           16,900             74,529
                                                                --------------
  TOTAL ARGENTINA                                                    1,867,833
                                                                --------------
  AUSTRALIA -- 3.9%
   Amcor, Ltd. - ADR                                 10,891            284,337
   APN News & Media, Ltd.                            10,100             42,368
   Australia & New Zealand Banking Group, Ltd.       78,000          1,607,461
   Australia & New Zealand
     Banking Group, Ltd. - ADR                          720             74,105
   Australian Stock Exchange, Ltd.                   43,302          1,480,058
   Axa Asia Pacific Holdings, Ltd.                   16,771             84,299
   Bank of Queensland, Ltd.                           5,971             89,766
   BHP Billiton, Ltd.                               302,273          9,892,430
   BlueScope Steel, Ltd.                            493,755          4,453,772
   Boral, Ltd.                                       38,004            217,422
   Caltex Australia, Ltd.                            59,499            707,435
   Coca-Cola Amatil, Ltd.                            23,680            183,950
   Commonwealth Bank of Australia                    40,958          1,565,014
   Computershare, Ltd.                               18,740            149,857
   Crown, Ltd.                                        5,459             52,384
   CSL, Ltd.                                         20,644            696,365
   CSR, Ltd.                                         52,062            152,254
   Dexus Property Group                           1,317,435          2,028,749
   Downer EDI, Ltd.                                  17,982            102,875
   Foster's Group, Ltd.                              55,483            259,615
   Goodman Fielder, Ltd.                             28,000             46,061
   Harvey Norman Holdings, Ltd.                     194,506            695,039
   Insurance Australia Group, Ltd.                   56,000            187,313
   John Fairfax Holdings, Ltd.                       58,571            185,743
   Leighton Holdings, Ltd.                           43,884          1,716,522
   Lend Lease Corp., Ltd.                            11,700            141,678
   Macquarie Airports                               294,618            869,683
   Macquarie Group, Ltd.                              6,697            323,279
   Metcash, Ltd.                                     20,000             74,574
   Minara Resources, Ltd.                               624              3,462
   National Australia Bank, Ltd.                     59,261          1,632,885
   Newcrest Mining, Ltd.                             44,809          1,366,535
   Octaviar, Ltd.*                                   28,635             25,908


                                                   SHARES            VALUE
                                                  ---------     --------------
   Oil Search, Ltd.                                  33,686     $      148,695
   Origin Energy, Ltd.                               46,586            389,987
   Publishing & Broadcasting, Ltd.                    5,459             18,609
   Qantas Airways, Ltd.                             396,567          1,424,323
   QBE Insurance Group, Ltd.                         11,057            224,432
   Rio Tinto, Ltd.                                   14,935          1,672,017
   Santos, Ltd.                                     196,966          2,610,109
   Seven Network, Ltd.                                7,999             69,448
   Sims Group, Ltd.                                  14,721            399,570
   Tabcorp Holdings, Ltd.                            21,836            282,377
   Washington H. Soul
     Pattinson & Co., Ltd.                            5,543             38,246
   Woolworths, Ltd.                                  47,054          1,247,079
                                                                --------------
  TOTAL AUSTRALIA                                                   39,918,090
                                                                --------------
  AUSTRIA -- 0.8%
   Erste Bank der oesterreichischen
     Sparkassen AG                                    8,117            526,046
   Immoeast AG*                                      37,111            357,394
   Oesterreichische
     Elektrizitaetswirtschafts AG  - Class A          2,077            147,854
   OMV AG                                            78,547          5,190,915
   Raiffeisen International Bank-Holding AG           6,408            873,574
   Telekom Austria AG                                 4,475             92,480
   Voestalpine AG                                     3,626            251,881
   Wiener Staedtische
     Allgemeine Verischerung AG                       3,695            283,100
   Wienerberger AG                                    5,799            308,439
                                                                --------------
  TOTAL AUSTRIA                                                      8,031,683
                                                                --------------
  BELGIUM -- 1.1%
   Delhaize Group                                    27,131          2,134,808
   Delhaize Group - ADR                               2,700            212,355
   Dexia                                            201,521          5,742,653
   Groupe Bruxelles Lambert SA                          494             60,279
   KBC Ancora SCA                                     4,994            513,742
   KBC Bancassurance Holding NV                      13,398          1,737,440
   Solvay SA                                          7,437            948,925
   UCB SA                                             4,000            138,962
                                                                --------------
  TOTAL BELGIUM                                                     11,489,164
                                                                --------------
  BERMUDA -- 0.1%
   Central European Media
     Enterprises Ltd. - Class A*                      2,141            184,174
   Credicorp, Ltd.                                    5,563            399,090
                                                                --------------
  TOTAL BERMUDA                                                        583,264
                                                                --------------
  BOTSWANA -- 0.0%
   Barclays Bank of Botswana, Ltd.                   39,600             35,771
   Botswana Insurance Hldgs, Ltd.                    23,800             58,046
   First National Bank of Botswana                  136,200             55,363
   Sechaba Breweries, Ltd.                           43,703            115,141
   Standard Chartered Bank of Botswana               27,700             69,852
                                                                --------------
  TOTAL BOTSWANA                                                       334,173
                                                                --------------

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
  BRAZIL -- 1.1%
   All America Latina Logistica SA*                   4,600     $       46,139
   American Banknote SA                               2,600             24,212
   Anhanguera Educacional Participacoes SA*           3,400             46,504
   B2W Companhia Global do Varejo                     1,500             51,154
   Banco Bradesco SA                                  5,000            121,673
   Banco do Brazil SA                                 5,100             67,198
   Bolsa De Mercadorias & Futuros - Bm&F              5,100             45,951
   Bovespa Holding SA                                 3,800             51,433
   Br Malls Participacoes SA*                         4,000             35,562
   Bradespar SA                                       2,700             73,089
   Brasil Telecom Participacoes SA                    1,200             33,647
   Centrais Eletricas
     Brasileiras SA - ELETROBRAS                      7,300            110,829
   Cia De Concessoes Rodoviarias                      2,100             31,116
   Cia De Saneamento Basico do Estado de Sao Paulo   31,400            698,255
   Cia De Transmissao De
     Energia Eletrica Paulista                       23,300            539,776
   Cia Energetica De Minas Gerais                     1,400             21,941
   Cia Siderurgica Nacional SA                        6,000            214,738
   Cia Vale do Rio Doce                              18,500            636,066
   Cosan SA Industria e Comercio                      4,200             61,754
   CPFL Energia SA                                    1,500             30,176
   Cyrela Brazil Realty SA                           37,200            482,305
   Cyrela Commercial
     Properties SA Empreendimentos
     e Patrticipacoes*                                1,540              8,373
   Edp Energias Do Brasil SA                          1,500             22,217
   Eletropaulo
     Metropolitana
     Eletricidade de Sao Paulo SA                   640,000             50,187
   Empresa Brasileira de Aeronautica SA              29,600            292,171
   Gafisa SA                                          3,400             56,386
   Global Village Telecom Holding SA*                 2,500             46,988
   Industrias Romi SA                                 5,600             47,967
   Iochpe Maxion SA                                   1,666             36,070
   JBS SA*                                           18,700             75,772
   Localiza Rent A Car SA                             2,700             25,697
   Lojas Renner SA                                    4,200             78,126
   Lupatech SA*                                       1,200             36,676
   Mmx Mineracao E Metalicos SA*                        100             53,855
   MRV Engenharia e Participacoes SA                  2,200             39,118
   Natura Cosmeticos SA                               4,800             49,649
   Perdigao SA                                        3,600             82,168
   Petroleo Brasileiro SA                            57,997          5,076,149
   Positivo Informatica SA                            2,600             31,428
   Redecard SA                                       29,026            477,233
   Rossi Residencial SA                               4,600             39,323
   Souza Cruz SA                                      2,700             69,704


                                                   SHARES            VALUE
                                                  ---------     --------------
   Tele Norte Leste Participacoes SA                 23,871     $      641,956
   Telecomunicacoes de Sao Paulo SA                   1,000             22,186
   Tim Participacoes SA*                              5,300             21,928
   Totvs SA                                           1,000             30,655
   Tractebel Energia SA                               2,700             34,006
   Unibanco - Uniao De Bancos Brasileiros SA         17,600            204,917
   Usinas Siderurgicas de Minas Gerais SA               750             43,683
   Weg SA                                            16,500            183,929
                                                                --------------
  TOTAL BRAZIL                                                      11,302,035
                                                                --------------
  BULGARIA -- 0.1%
   Albena AD                                          1,830            132,935
   Bulgarian American Credit Bank JSCO                2,600            148,808
   Central Cooperative Bank AD*                      20,482             99,190
   Chimimport AD*                                    10,600             75,290
   Doverie Holding AD*                               11,040             93,474
   Olovno Tzinkov Komplex AD*                           900             40,491
   Petrol AD                                         37,250            132,921
   Sopharma AD                                       14,000             69,946
                                                                --------------
  TOTAL BULGARIA                                                       793,055
                                                                --------------
  CANADA -- 1.4%
   Astral Media, Inc.                                 1,900             72,172
   Bank of Montreal                                  11,994            536,923
   Barrick Gold Corp.                                21,696            948,625
   Biovail Corp.                                     15,800            170,091
   Cameco Corp.                                       4,661            153,664
   Canadian Natural Resources, Ltd.                     803             54,973
   Canadian Pacific Railway, Ltd.                     3,800            244,337
   Canadian Tire Corp., Ltd.                            400             25,817
   CGI Group, Inc.*                                   9,500            100,882
   Eldorado Gold Corp.*                              15,002            103,477
   Empire Co., Ltd. - Class A                         1,800             67,707
   Fairfax Financial Holdings, Ltd.                   1,100            320,318
   George Weston, Ltd.                                1,900             87,406
   Goldcorp, Inc.                                    19,200            746,152
   Imperial Oil, Ltd.                                 3,701            193,983
   Industrial Alliance
     Insurance and Financial
     Services, Inc.                                   3,700            136,544
   Ivanhoe Mines, Ltd.*                              57,174            595,998
   Jean Coutu Group PJC, Inc.                         3,100             31,258
   Kinross Gold Corp.                                 8,531            190,326
   Loblaw Cos., Ltd.                                  2,900             85,916
   Lundin Mining Corp.*                              14,400             98,203
   Magna International, Inc. - Class A                6,000            436,300
   Manitoba Telecom Services, Inc.                    3,700            141,158
   Manulife Financial Corp.                          28,900          1,106,221
   MDS, Inc.*                                         7,800            151,980
   Methanex Corp.                                     2,500             65,761
   Metro, Inc. - Class A                              4,300            101,797
   National Bank of Canada                            6,600            307,608
   OPTI Canada, Inc.*                                 3,535             59,580

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
   Petro-Canada                                       4,900     $      213,481
   Petro-Canada                                      10,800            470,530
   Potash Corp. of Saskatchewan, Inc.                 9,182          1,426,790
   Power Corp. of Canada                             11,600            384,237
   Quebecor, Inc. - Class B                           1,500             37,615
   Research in Motion, Ltd.*                         11,099          1,245,641
   Rona, Inc.*                                        3,900             54,219
   Rothmans, Inc.                                     1,800             45,822
   Sherritt International Corp.                      32,100            454,082
   Sun Life Financial, Inc.                          29,900          1,397,926
   Suncor Energy, Inc.                                5,712            552,085
   Talisman Energy, Inc.                              7,280            129,153
   TransCanada Corp.                                 12,956            499,206
   UTS Energy Corp.*                                 10,374             52,858
                                                                --------------
  TOTAL CANADA                                                      14,298,822
                                                                --------------
  CAYMAN ISLANDS -- 0.0%
   Tingyi Cayman Islands Holding Corp.              178,000            233,288
                                                                --------------
  TOTAL CAYMAN ISLANDS                                                 233,288
                                                                --------------
  CHILE -- 0.6%
   AFP Providia SA - ADR                              1,100             40,744
   Almendral SA                                     848,800             99,042
   Antarchile SA                                      8,800            218,251
   Banco de Chile                                 1,927,100            169,132
   Banco de Credito e Inversiones                     4,700            169,902
   Banco Santander Chile SA                       2,846,718            143,288
   Banco Santander Chile SA - ADR                     2,500            130,650
   Banmedica SA                                      31,400             39,505
   Cap SA                                             5,700            192,867
   Centros Comerciales Sudamericanos SA              47,000            202,162
   Cia Cervecerias Unidas SA                          1,000             35,340
   Cia Cervecerias Unidas SA - ADR                   46,873            334,597
   Cia de Telecomunicaciones
     de Chile SA - Class A                           45,900             97,665
   Cia General de Electricidad                       17,400            133,364
   Cia Sudamericana de Vapores SA*                   15,600             29,446
   Colbun SA                                        493,700             94,318
   Corpbanca SA                                  16,821,200            117,382
   Distribucion y Servicio D&S SA - ADR               1,800             44,352
   Embotelladora Andina SA                           17,190             55,061
   Empresa Nacional de Electricidad SA               80,076            314,453
   Empresa Nacional de Telecomunicaciones SA          6,800            121,041
   Empresas CMPC SA                                   5,600            236,390
   Empresas Copec SA                                 27,200            504,091
   Enersis SA - ADR                                 303,555            266,976
   Enersur SA                                         8,900             41,309
   Grupo Security SA                                113,300             46,660
   Inversiones Aguas Metropolitanas SA               32,900             42,830
   La Polar SA                                       15,300             91,889
   Lan Airlines SA                                    9,500            134,325
   Madeco SA                                        710,800             80,500
   Masisa SA - ADR                                    2,500             28,900

                                                   SHARES            VALUE
                                                  ---------     --------------
   Parque Arauco SA                                  95,300     $      119,922
   Quinenco SA                                       46,800            107,075
   S.A.C.I. Falabella                                93,800            506,476
   Salfacorp SA*                                     42,602             94,547
   Sigdo Koppers SA                                  60,400             55,000
   Sociedad Matriz Banco de Chile - Class A         945,500            126,528
   Sociedad Quimica Y Minera de Chile SA              3,000             69,668
   Sociedad Quimica y
     Minera de Chile SA - ADR                        12,870            300,901
   Sonda SA                                          87,300            128,830
   Vina Concha y Toro SA - ADR                        1,100             40,436
                                                                --------------
  TOTAL CHILE                                                        5,805,815
                                                                --------------
  CHINA -- 0.9%
   Air China, Ltd.                                   46,000             38,833
   Alibaba.Com, Ltd.*                                19,000             39,354
   American Oriental Bioengineering, Inc.*            5,100             41,310
   Angang Steel Co., Ltd.                            82,000            187,124
   Anhui Conch Cement Co, Ltd.                        8,000             54,943
   Baidu.Com - ADR*                                     400             95,852
   Bank of China, Ltd.                              358,000            152,719
   Bank of Communications Co., Ltd.                  48,000             56,063
   BOE Technology Group Co., Ltd.*                   87,300             41,953
   BYD Electronic International Co., Ltd.*          267,500            340,620
   China Citic Bank*                                 84,000             44,360
   China Coal Energy Co.                             46,000             80,148
   China Communications Construction Co., Ltd.       78,000            172,384
   China Construction Bank Corp.                    315,000            235,158
   China Dongxiang Group Co.*                        80,000             42,762
   China Eastern Airlines Corp, Ltd.*                74,000             37,463
   China Hongxing Sports, Ltd.                      104,000             44,578
   China Huiyuan Juice Group, Ltd.*                  29,000             21,799
   China International
     Marine Containers Co., Ltd.                     39,000             66,648
   China Medical Technologies, Inc.                   1,000             41,090
   China Merchants Bank Co., Ltd.                   259,500            898,605
   China Merchants Property Development Co., Ltd.    15,700             51,058
   China Oilfield Services, Ltd.                     30,000             49,186
   China Railway Group, Ltd.*                       128,000            124,174
   China Shenhua Energy Co., Ltd.                   120,000            479,528
   China Shipping Development Co., Ltd.             188,000            590,621
   China Southern Airlines Co., Ltd.*                54,000             42,186
   China Telecom Corp., Ltd.                        166,000            104,088
   China Vanke Co., Ltd.                             83,400            185,389
   China Yurun Food Group, Ltd.                      31,000             39,155
   Chongqing Changan Automobile Co., Ltd.            41,000             26,920

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager International Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                  ---------     --------------
   Ctrip.com International, Ltd. - ADR                2,000     $      106,040
   Datang International
     Power Generation Co., Ltd.                      48,000             25,472
   Dazhong Transportation Group Co., Ltd.*           50,400             84,874
   Focus Media Holding, Ltd. - ADR*                   3,300            115,995
   FU JI Food and Catering Services Holdings, Ltd.   10,000             16,832
   Golden Eagle Retail Group, Ltd.                   47,000             38,650
   Guangdong Electric Power development Co., Ltd.    73,300             41,064
   Harbin Power Equipment Co., Ltd.                  24,000             42,618
   Huaneng Power International, Inc.                112,000             85,051
   Industrial & Commerical Bank of China          2,098,000          1,461,091
   Inner Mongolia Yitai Coal Co.                      7,000             42,070
   Jiangling Motors Corp., Ltd.                      38,600             40,025
   Maanshan Iron & Steel                             46,000             24,115
   Netease.com - ADR*                                 2,000             38,420
   Parkson Retail Group, Ltd.                        28,000            236,012
   PICC Property & Casualty Co., Ltd.                54,000             48,778
   Ping An Insurance Group Co. of China, Ltd.        13,000             92,122
   Semiconductor
     Manufacturing International Corp.*             386,000             26,783
   Shandong Chenming Paper Holdings, Ltd.            47,700             42,290
   Shandong Weigao Group
    Medical Polymer Co., Ltd.                        28,000             33,315
   Shanghai Electric Group Co., Ltd.                 90,000             54,930
   Shanghai Haixin Group Co.*                        51,000             30,549
   Shanghai Jin Jiang
     International Hotels Group Co., Ltd.           126,000             36,103
   Shanghai Zhenhua Port Machinery Co.               48,000             65,472
   Shimao Property Holdings, Ltd.                    16,000             28,700
   Sina Corp.*                                        1,000             35,250
   Sinopec Shanghai Petrochemical Co., Ltd.          54,000             18,595
   Suntech Power Holdings Co., Ltd. - ADR*            1,900             77,064
   Tencent Holdings, Ltd.                           138,000            786,403
   Tsingtao Brewery Co., Ltd.                       134,000            396,009
   Weichai Power Co., Ltd.                           78,000            290,145
   Yangzijiang Shipbuilding Holdings, Ltd.*          56,000             38,243
   Yantai Changyu Pioneer Wine Co.                    7,000             44,072
   Yanzhou Coal Mining Co., Ltd.                     22,000             31,151
   Zhaojin Mining Industry Co., Ltd.                 40,000            125,921
   Zijin Mining Group Co., Ltd.*                     60,000             57,358


                                                   SHARES            VALUE
                                                  ---------     --------------
   ZTE Corp.                                         16,000     $       75,347
                                                                --------------
  TOTAL CHINA                                                        9,259,000
                                                                --------------
  COLOMBIA -- 0.1%
   Almacenes Exito SA                                16,300            127,333
   BanColumbia SA - ADR                              18,765            665,407
   Interconexion Electrica SA                        50,678            196,561
   Inversiones Argos SA                              34,700            170,604
   Suramericana de Inversiones SA                    16,400            135,282
   Textiles Fabricato Tejicondor SA*              3,648,125             69,353
                                                                --------------
  TOTAL COLOMBIA                                                     1,364,540
                                                                --------------
  CROATIA -- 0.1%
   Atlantska Plovidba DD                                400            212,824
   Dalekovod DD                                         100             21,174
   Ericsson Nikola Tesla                                200            116,489
   INA Industrija Nafte DD                              420            199,755
   Institut Gradevinarstva Hrvatske DD                   20             44,780
   Koncar-Elektroindustrija DD*                         470             73,336
   Podravka DD                                        1,000             78,180
   Privredna Banka Zagreb DD                            830            198,273
   Tankerska Plovidba DD                                 40             40,653
   VIRO Tvornica Secera                                 370             92,244
                                                                --------------
  TOTAL CROATIA                                                      1,077,708
                                                                --------------
  CZECH REPUBLIC -- 0.8%
   CEZ AS*                                           36,906          2,816,864
   Komercni Banka AS                                 16,602          3,967,646
   Pegas Nonwovens SA                                 3,800            130,754
   Philip Morris CR AS                                  170             76,342
   Telefonica 02 Czech Republic AS                   13,200            422,652
   Unipetrol*                                        35,100            571,817
   Zentiva NV                                        10,000            604,347
                                                                --------------
  TOTAL CZECH REPUBLIC                                               8,590,422
                                                                --------------
  DENMARK -- 0.8%
   Aktieselskabet Dampskibsselskabet TORM             1,400             41,496
   Alk-Abello A/S*                                      676             87,874
   AP Moeller - Maersk A/S - Class B                    176          1,963,670
   Carlsberg A/S - Class B                            4,360            557,531
   Danisco A/S                                       11,000            803,447
   Danske Bank A/S                                   19,237            709,668
   FLSmidth & Co. A/S                                 1,782            176,374
   GN Store Nord A/S*                                 6,600             32,976
   Jyske Bank A/S*                                    1,300             87,246
   Novo Nordisk A/S - Class B                        38,440          2,628,640
   Vestas Wind Systems A/S*                          12,274          1,340,853
                                                                --------------
  TOTAL DENMARK                                                      8,429,775
                                                                --------------
  EGYPT -- 0.3%
   Alexandria Mineral Oils Co.                        4,000             57,273
   Arab Cotton Ginning                               32,000             63,316
   Commercial International Bank                     30,407            502,072
   Eastern Tobacco                                    1,300             93,597
   Egypt Kuwait Holding Co.                          27,500            121,550
   Egyptian Co. for Mobile Services                   1,400             51,418

     The accompanying notes are integral part of the financial statements.

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                                                   SHARES            VALUE
                                                  ---------     --------------
   Egyptian Financial & Industrial Co.                1,700     $       82,409
   Egyptian Financial Group-Hermes Holding*          12,600            129,810
   Egyptian International
     Pharmaceutical Industrial Co.                    7,900             50,446
   El Ezz Aldekhela Steel - Alexandria                  350             95,730
   El Sewedy Cables Holding Co.*                      3,300             87,287
   El Watany Bank of Egypt*                           4,100             55,311
   Ezz Steel Rebars                                   5,000             83,394
   Misr Beni Suef Cement Co.                          2,350             48,775
   Misr Cement Co.                                    2,600             36,646
   National Societe General Bank                      4,500             36,805
   Olympic Group Financial Investments                7,000             98,160
   Orascom Construction Industries                    4,000            301,653
   Orascom Hotels & Development*                      9,600            153,209
   Orascom Telecom Holding (S.A.E.)                  20,900            288,666
   Oriental Weavers                                   3,500             37,774
   Sidi Kerir Petrochemcials Co.                     23,000             93,380
   Six of October
     Development & Investment*                        1,340             57,511
   South Valley Cement*                              15,480             76,913
   Telecom Egypt                                     14,700             54,718
                                                                --------------
  TOTAL EGYPT                                                        2,757,823
                                                                --------------
  ESTONIA -- 0.1%
   AS Eesti Ehitus                                   12,000             75,780
   AS Tallinna Vesi                                   2,900             57,230
   Baltika AS                                         7,000             26,855
   Eesti Telekom                                     15,700            196,061
   Merko Ehitus                                      11,200            160,907
   Olympic Entertainment Group AS                    32,400            142,713
   Tallink Group, Ltd.*                             373,400            477,501
   Tallinna Kaubamaja AS                             14,100            150,258
                                                                --------------
  TOTAL ESTONIA                                                      1,287,305
                                                                --------------
  FINLAND -- 1.4%
   Elisa Oyj - Class A                               30,373            758,594
   Fortum Oyj                                        18,399            749,717
   Kemira Oyj                                         4,368             66,891
   Kesko Oyj - Class B                                3,836            198,338
   Metso Corp.                                        1,272             68,680
   Nokia Oyj                                        243,188          7,694,049
   Nokian Renkaat Oyj                                 6,153            262,280
   OKO Bank PLC - Class A                             7,297            137,436
   Orion Oyj - Class B                               49,199          1,065,677
   Outokumpu Oyj                                     17,840            811,434
   Outotec Oyj                                        3,109            165,411
   Ramirent Oyj                                       5,173             97,921
   Sampo Oyj - Class A                               15,589            422,083
   Sanomawsoy Oyj                                     6,600            182,972
   Stora Enso Oyj - ADR                              25,900            300,002
   UPM-Kymmene Oyj - ADR                             12,913            230,191
   Wartsila Oyj - Class B                             5,513            372,082
   YIT Oyj                                           15,171            430,405
                                                                --------------
  TOTAL FINLAND                                                     14,014,163
                                                                --------------


                                                   SHARES            VALUE
                                                  ---------     --------------
  FRANCE -- 5.3%
   Accor SA                                           1,046     $       76,393
   Aeroports de Paris                                 5,760            656,015
   Air France                                        43,361          1,221,263
   Alstom                                             3,511            761,167
   Atos Origin SA*                                    3,056            170,118
   AXA SA - ADR                                      72,108          2,603,820
   BNP Paribas SA                                    36,113          3,642,601
   Bouygues SA                                       20,155          1,280,430
   Bureau Veritas SA*                                 1,090             62,295
   Cap Gemini SA                                      4,282            243,842
   Casino Guichard-Perrachon SA                       8,367          1,003,126
   Christian Dior SA                                  5,980            661,906
   Ciments Francais                                     345             57,430
   CNP Assurances                                     3,279            404,200
   Compagnie de Saint-Gobain                         33,589          2,738,940
   Credit Agricole SA                                24,273            751,095
   EDF Energies Nouvelles SA                            479             29,334
   Electricite de France                              8,941            777,914
   Eurazeo                                            1,139            145,654
   France Telecom                                   212,860          7,157,951
   Gaz de France                                     17,761          1,072,261
   JCDecaux SA                                        2,965             87,160
   L'Air Liquide SA                                   4,387            668,844
   L'Oreal SA                                         1,992            252,974
   Lafarge SA                                         3,253            565,748
   Lagardere SCA                                      2,800            209,356
   Legrand Holding SA                                64,496          2,023,232
   LVMH Moet Hennessy Louis Vuitton SA                8,570            953,861
   M6 Metropole Television                            2,743             61,060
   Natexis                                            4,355             70,061
   Neuf Cegetel                                       2,002            111,477
   Nexans SA                                          1,121            132,203
   Nexity                                               917             39,407
   Pernod-Ricard SA                                   3,919            403,154
   Pinault-Printemps-Redoute SA                       6,710            994,196
   PSA Peugeot Citroen                               35,988          2,790,248
   Remy Cointreau SA                                  1,076             72,366
   Renault SA                                        10,515          1,163,704
   Safran SA                                          7,753            158,754
   Sanofi-Aventis SA                                103,943          7,798,063
   SCOR SE                                            6,160            147,044
   Societe BIC SA                                    11,424            704,475
   Societe Generale                                   7,638            747,871
   Societe Television Francaise 1                     7,107            156,298
   Sodexho Alliance SA                                1,030             63,321
   Suez SA                                           12,626            828,630
   Technip SA                                           932             72,584
   Thomson                                           60,130            417,695
   Total SA                                          39,534          2,935,980
   Veolia Environnement                               1,584            110,433
   Vinci SA                                           5,694            411,626
   Vivendi Universal SA                             106,919          4,177,776
   Wendel                                               457             57,373
                                                                --------------
  TOTAL FRANCE                                                      54,904,729
                                                                --------------
  GERMANY -- 6.6%
   Adidas-Salomon AG                                 22,568          1,500,353
   Allianz AG                                        18,457          3,656,375
   Altana AG                                          3,019             63,677
   AMB Generali Holding AG                              320             54,602
   Arcandor AG*                                       3,141             62,829

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
   BASF AG                                           69,129     $    9,310,549
   Bayer AG                                           5,102            408,862
   Bayerische Motoren Werke (BMW) AG                 14,281            788,892
   Celesio AG                                         3,730            184,672
   Commerzbank AG                                    32,678          1,021,494
   Continental AG                                       674             68,729
   DaimlerChrysler AG                                12,175          1,040,837
   DaimlerChrysler AG - ADR                          11,200            958,160
   Deutsche Bank AG - ADR                            19,642          2,220,528
   Deutsche Boerse AG                                12,962          2,087,925
   Deutsche Lufthansa AG*                           305,440          8,260,348
   Deutsche Post AG                                   2,392             73,073
   Deutsche Postbank AG                                 679             64,822
   Deutsche Telekom AG                               73,000          1,215,879
   E.On AG                                           40,863          7,564,761
   E.On AG - ADR                                     22,424          1,398,567
   Epcos AG                                           2,383             36,079
   Fraport AG Frankfurt
     Airport Services Worldwide                      15,839          1,143,271
   Fresenius AG                                       7,026            597,877
   Fresenius Medical Care AG                         10,401            522,998
   Hamburger Hafen Und Logistik AG*                   1,612            122,794
   Hannover Rueckversicherungs AG                     2,674            139,397
   Henkel AG                                          6,566            278,641
   Hochtief AG                                        2,854            261,335
   Infineon Technologies AG*                         34,871            244,985
   K+S AG                                               936            306,345
   Linde AG                                          10,043          1,418,904
   MAN AG                                            42,184          5,603,577
   Merck KGaA                                         1,036            127,691
   MTU Aero Engines Holding AG                        1,256             53,043
   Muenchener
     Rueckversicherungs-
     Gesellschaft AG                                 35,289          6,901,693
   Norddeutsche Affinerie AG                         14,916            590,602
   Praktiker Bau-und
     Heimwerkermaerkte Holding AG                     1,954             52,227
   Premiere AG*                                       2,224             47,997
   Rheinmetall AG                                     1,111             78,404
   Rhoen-Klinkum AG                                  10,591            313,846
   Salzgitter AG                                      6,914          1,202,781
   Siemens AG                                        16,637          1,803,145
   Tognum AG*                                         1,850             40,569
   TUI AG*                                            8,172            209,651
   Volkswagen AG                                     10,883          3,155,230
   Wacker Chemie AG                                   3,122            639,670
                                                                --------------
  TOTAL GERMANY                                                     67,898,686
                                                                --------------
  GHANA -- 0.0%
   Aluworks Ghana, Ltd.                             232,000            166,763
   Cal Bank, Ltd.*                                   83,000             58,820
   Ghana Commercial Bank, Ltd.*                     106,696            141,505
   Produce Buying Co., Ltd.*                        162,500             39,484
                                                                --------------
  TOTAL GHANA                                                          406,572
                                                                --------------
  GREECE -- 0.4%
   Alpha Bank AE                                      3,423            113,486
   Bank of Cyprus, Ltd.                              23,049            272,916


                                                   SHARES            VALUE
                                                  ---------     --------------
   Coca-Cola Hellenic Bottling Co. SA                39,251     $    1,828,049
   Hellenic Petroleum SA                             21,373            281,414
   Hellenic Telecommunications Organization SA       26,702            757,964
   National Bank of Greece SA                         7,925            418,139
   Public Power Corp. SA                             10,022            438,277
   Viohalco, Hellenic
     Copper & Aluminum Industry SA                    3,311             34,291
                                                                --------------
  TOTAL GREECE                                                       4,144,536
                                                                --------------
  HONG KONG -- 2.3%
   Agile Property Holdings, Ltd.                     26,000             27,428
   Aluminum Corp. of China                           38,000             61,424
   ASM Pacific Technology, Ltd.                      59,900            432,164
   Beijing Capital
     International Airport Co., Ltd.                495,037            448,435
   Beijing Enterprises Holdings                      76,000            290,030
   BOC Hong Kong (Holdings), Ltd.                    65,500            157,719
   Cathay Pacific Airways, Ltd.                      44,000             86,500
   Chaoda Modern Agriculture                         60,750             69,003
   Cheung Kong
     Infrastructure Holdings, Ltd.                   10,000             40,153
   Cheung Kong, Ltd.                                 58,000            823,498
   China Agri-Industries Holdings, Ltd.*             51,000             30,799
   China COSCO Holdings Co., Ltd.*                  227,500            551,894
   China Infrastructure
     Machinery Holdings, Ltd.                        16,000             11,944
   China Life Insurance Co., Ltd.                   143,000            491,510
   China Mengniu Dairy Co., Ltd.                     49,000            142,920
   China Merchants Holdings International
     Co., Ltd                                       163,648            776,958
   China Mobile, Ltd.                               219,635          3,268,004
   China Netcom Group Corp. Hong Kong, Ltd.          19,000             54,686
   China Overseas Land & Investment, Ltd.            30,000             55,354
   China Petroleum And Chemical Corp.               248,000            212,226
   China Resources Land, Ltd.                        28,000             48,570
   China Resources Power Holdings Co.                16,000             31,455
   China Resources, Ltd.                             32,000            102,793
   China Travel
     International Investment Hong Kong, Ltd.        90,000             36,312
   China Unicom, Ltd.                               236,000            496,705
   Chinese Estates Holdings, Ltd.                    48,000             74,381
   Citic Pacific, Ltd.                              106,000            449,461
   CNOOC, Ltd.                                    1,240,000          1,832,281
   Cosco Pacific, Ltd.                               16,000             31,208
   Dah Sing Financial Holdings, Ltd.                  6,000             39,357
   Denway Motors, Ltd.                              140,000             59,363
   Dongfeng Motor Group Co., Ltd.                    90,000             40,475
   Enerchina Holdings, Ltd.*                        102,700              3,497
   Esprit Holdings, Ltd.                             81,000            972,085
   Galaxy Entertainment Group, Ltd.*                106,237             78,763
   Gome Electrical Appliances                       230,075            528,578

     The accompanying notes are integral part of the financial statements.

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 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
   Guangzhou R&F Properties Co., Ltd.                12,800     $       33,963
   Buangzhou Shipyard International Co., Ltd.        10,000             30,581
   Hang Lung Group, Ltd.                            268,000          1,265,507
   Hang Lung Properties, Ltd.                        30,000            106,198
   Henderson Land Development Co., Ltd.              34,000            241,589
   Hong Kong & China Gas Co., Ltd.                   11,000             33,074
   Hong Kong Exchanges & Clearing, Ltd.              54,000            926,985
   Hongkong Electric, Ltd.                           41,000            258,928
   Hopewell Holdings                                 26,000             98,720
   Hutchinson Whampoa, Ltd.                          81,000            766,532
   Hutchison Telecommunications
     International, Ltd.                             33,797             48,203
   Jiangxi Copper Co., Ltd.                         181,000            341,411
   Kingboard Chemicals Holdings, Ltd.               167,500            592,937
   Lenovo Group, Ltd.                                88,000             56,536
   Li & Fung, Ltd.                                   14,000             51,897
   Li Ning Co., Ltd.                                 22,000             62,048
   Melco International Development, Ltd.            164,564            228,789
   Melco PBL Entertainment (Macau),
     Ltd. - ADR*                                     18,997            216,186
   Midland Holdings, Ltd.                           116,000            114,768
   Minmetals Resources, Ltd.                        112,000             41,446
   New World China Land, Ltd.                        62,400             39,608
   New World Development Co., Ltd.                   92,866            225,046
   Nine Dragons Paper Holdings, Ltd.                 16,000             13,014
   Noble Group, Ltd.                                 45,000             71,924
   Orient Overseas International, Ltd.               57,000            333,607
   Pacific Basin Shipping, Ltd.                     315,000            518,075
   Peace Mark Holdings, Ltd.                        118,000            106,285
   PetroChina Co., Ltd.                             466,000            582,002
   Ports Design, Ltd.                                12,000             33,922
   Shanghai Industrial Holdings, Ltd.                14,000             52,887
   Shenzhen Investment, Ltd.                        828,000            348,961
   Shougang Concord
     International Enterprises Co., Ltd.          1,162,000            273,231
   Shun Tak Holdings, Ltd.                          454,831            601,949
   Sinolink Worldwide Holdings                      108,000             16,375
   Sun Hung Kai Properties, Ltd.                     52,000            811,138
   Swire Pacific, Ltd. - Class A                     28,000            315,882
   The HongKong & Shanghai Hotels                    31,000             50,906
   The Wharf, Ltd.                                  162,625            765,832
   Weiqiao Textile Co., Ltd.                         51,020             65,556
   Wheelock & Co., Ltd.                              56,000            156,862
   Wheelock Properties, Ltd.                         50,000             39,832
   Wumart Stores, Inc.                              289,556            255,228
                                                                --------------
  TOTAL HONG KONG                                                   24,052,353
                                                                --------------
  HUNGARY -- 0.8%
   Danubius Hotel and Spa PLC*                          550             21,489


                                                   SHARES            VALUE
                                                  ---------     --------------
   Egis Gyogyszergyar Nyrt PLC*                       1,190     $      128,671
   FHB Mortgage Bank PLC                              2,400             19,045
   Fotex PLC                                          5,800             24,594
   Gedeon Richter Nyrt                                3,500            720,849
   Magyar Telecom Telecommunications PLC            203,300            996,284
   MOL Hungarian Oil and Gas Nyrt                     8,010          1,042,716
   OTP Bank Nyrt                                    126,638          5,178,036
   Pannonplast PLC*                                   5,000             45,432
   Raba Jarmuipari Holding
     Nyilvanosan Mukodo Reszvenytarsasag*             3,700             38,102
                                                                --------------
  TOTAL HUNGARY                                                      8,215,218
                                                                --------------
  INDIA -- 0.9%
   Bajaj Auto, Ltd. - GDR                             2,000            129,000
   GAIL (India), Ltd. - GDR                           2,100            130,200
   HDFC Bank, Ltd. - ADR                              2,600            255,424
   Hindalco Industries, Ltd.144A/RegS GDR*@          14,000             55,020
   ICICI Bank, Ltd. - ADR                             9,100            347,529
   Infosys Technologies, Ltd. - ADR                  14,312            511,940
   ITC, Ltd. RegS GDR                                79,200            405,504
   Larsen & Toubro, Ltd. 144A GDR*@                  10,841            820,357
   Larsen & Toubro, Ltd. RegS GDR                       900             69,300
   Mahanagar Telephone Nigam - ADR                    4,700             23,218
   Mahindra & Mahindra, Ltd.                         20,020            346,346
   Reliance Energy, Ltd. - GDR                        1,600            152,000
   Reliance Industries, Ltd. 144A GDR*@              16,188          1,828,453
   Reliance Industries, Ltd. 144A GDR*@               5,200            598,000
   Satyam Computer Services, Ltd. - ADR               4,300             97,137
   State Bank of India, Ltd. - 144A GDR*@             6,858            606,933
   State Bank of India, Ltd. - GDR                   26,574          2,351,781
   State Bank of India, Ltd. - GDR                    2,100            185,850
   Tata Communications, Ltd. - ADR                    1,500             37,230
   Tata Motors, Ltd. - ADR                            3,000             46,860
   Wipro, Ltd. - ADR                                  2,900             33,437
                                                                --------------
  TOTAL INDIA                                                        9,031,519
                                                                --------------
  INDONESIA -- 0.7%
   AKR Corporindo Tbk Pt                            376,000             55,961
   Aneka Tambang (Persero) Tbk Pt                   190,000             69,147
   Astra Agro Lestari Tbk Pt                         26,000             73,015
   Astra International Tbk Pt                       370,500            976,059
   Bakrie and Brothers Tbk Pt*                    2,914,500            161,477
   Bakrie Sumatera Plantations Tbk Pt               205,000             39,641
   Bank Central Asia Tbk Pt                       2,106,000            743,563
   Bank Danamon Indonesia Tbk Pt                     64,000             47,974

     The accompanying notes are integral part of the financial statements.

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                                                   SHARES            VALUE
                                                  ---------     --------------
   Bank Internasional Indonesia Tbk Pt            1,740,000     $       87,898
   Bank Mandiri Persero Tbk Pt                      422,500            144,582
   Bank Niaga Tbk Pt                                407,000             33,161
   Bank Pan Indonesia Tbk Pt*                       520,000             36,154
   Bank Rakyat Indonesia (Persero) Tbk Pt           350,500            239,886
   Berlian Laju Tanker Tbk Pt                       152,000             33,851
   Bumi Resources Tbk Pt                          2,140,500          1,441,727
   Energi Mega Persada Tbk Pt*                      403,000             49,472
   Gudang Garam Tbk Pt                               33,000             27,425
   Indah Kiat Pulp and Paper Corp. Tbk Pt*          276,000             27,885
   Indocement Tunggal Prakarsa Tbk Pt                65,000             49,783
   Indofood Sukses Makmur Tbk Pt                    333,000             84,109
   Indosat Tbk Pt                                   206,500            159,277
   International Nickel Indonesia Tbk Pt            150,000            114,068
   Kalbe Farma Tbk Pt                               366,000             38,966
   Lippo Karawaci Tbk Pt                            512,500             44,541
   Medco Energi Internasional Tbk Pt                133,000             48,042
   Perusahaan Gas Negara Pt                         152,000            233,656
   Ramayana Lestari Sentosa Tbk Pt                  308,000             27,103
   Semen Gresik (Persero) Tbk Pt                    260,518            141,509
   Sinar Mas Agro Resources and
     Technology Tbk Pt                               69,500             71,350
   Tam SA                                            65,000             70,967
   Telekomunikasi Indonesia Tbk Pt                  485,500            508,971
   Timah Tbk Pt                                     105,500            331,801
   Unilever Indonesia Tbk Pt                         85,000             63,715
   United Tractors Tbk Pt                           382,000            520,815
                                                                --------------
  TOTAL INDONESIA                                                    6,797,551
                                                                --------------
  IRELAND -- 0.3%
   Allied Irish Banks PLC - ADR                      15,711            678,401
   Bank of Ireland                                       90              1,332
   Bank of Ireland - ADR                              2,700            163,026
   CRH PLC                                            9,835            372,955
   Kerry Group PLC - Class A                         62,185          1,948,773
                                                                --------------
  TOTAL IRELAND                                                      3,164,487
                                                                --------------
  ISRAEL -- 0.8%
   Africa Israel Investments, Ltd.                      400             21,118
   Alvarion, Ltd.*                                    3,200             22,635
   Arab East Investment Co., Ltd.                     9,216             50,991
   Bank Hapoalim BM                                  50,865            196,357
   Bank Leumi le-Israel BM                          199,554            855,312
   Bezeq Israeli
     Telecommunication Corp., Ltd.                  154,944            290,273
   Cellcom Israel, Ltd.                              21,356            671,219
   Check Point Software Technologies, Ltd.*          24,731            553,974
   Clal Insurance                                     1,100             21,241
   Delek Group, Ltd.                                    190             28,584
   Discount Investment Corp.                          1,000             25,742
   Elbit Medical Imaging, Ltd.*                         600             25,427
   Elbit Systems, Ltd.                                  900             49,407
   Gazit Globe, Ltd.                                  2,400             23,026


                                                   SHARES            VALUE
                                                  ---------     --------------
   Gilat Satellite Networks, Ltd.*                    3,200     $       32,718
   Harel Insurance Investments, Ltd.                    550             27,211
   Housing & Construction Holdings, Ltd.             26,809             38,285
   IDB Development Corp., Ltd.                          800             24,729
   IDB Holding Corp., Ltd.                              950             29,824
   Israel Chemicals, Ltd.                            59,214            828,626
   Israel Corp., Ltd.*                                  200            187,340
   Israel Discount Bank, Ltd.*                       18,500             44,898
   Koor Industries, Ltd.                                450             24,806
   Makhteshim-Agan Industries, Ltd.                  20,000            146,182
   Migdal Insurance & Financial Holding, Ltd.        29,594             42,833
   Mizrahi Tefahot Bank, Ltd.                         5,500             43,057
   Ness Technologies, Inc.*                           5,600             53,144
   Nice Systems, Ltd.*                                3,659            104,795
   Orbotech, Ltd.*                                    1,300             23,842
   Ormat Industries                                   3,500             43,484
   Osem Investment, Ltd.                              4,155             47,058
   Partner Communications Co., Ltd.                  12,583            278,590
   Super-Sol, Ltd.                                    7,500             33,423
   Syneron Medical, Ltd.*                             1,200             17,460
   Teva Pharmaceutical Industries, Ltd. - ADR        62,622          2,892,510
                                                                --------------
  TOTAL ISRAEL                                                       7,800,121
                                                                --------------
  ITALY -- 1.7%
   A2A SPA                                          937,365          3,444,399
   Aedes SPA                                         22,812             69,076
   Autogrill SPA                                        905             13,509
   Banca Intesa SPA                                  97,446            641,527
   Banca Popolare di Milano Scrl                     30,226            331,889
   Banca Popolare di Sondrio Scrl                     2,274             33,280
   Banche Popolare Unite Scrl                        24,104            617,622
   Banco Popolare Scrl*                              13,504            223,642
   Buzzi Unicem SPA                                  17,910            445,622
   Credito Emiliano SPA                              20,334            269,982
   Enel SPA                                         312,415          3,314,486
   Fiat SPA                                          82,582          1,910,021
   Finmeccanica SPA                                   1,148             39,039
   Fondiaria Sai SPA                                  2,331             96,565
   Geox SPA                                           9,387            145,086
   Intesa Sanpaolo SPA                              104,198            734,507
   Italcementi SPA                                    6,115            123,862
   Lottomatica SPA                                      485             15,092
   Mediobanca SPA                                    27,613            566,289
   Milano Assicurazioni                               5,978             40,134
   Parmalat SPA                                     238,042            915,098
   Pirelli & Co. SPA*                             1,884,986          1,650,155
   Telecom Italia SPA                               428,131            895,587
   UniCredito Italiano SPA                           76,010            509,223
   Unipol SPA                                        20,745             64,455
                                                                --------------
  TOTAL ITALY                                                       17,110,147
                                                                --------------
  JAPAN -- 10.5%
   Acom Co., Ltd.                                     1,538             40,811
   Aeon Credit Service Co., Ltd.                      1,630             21,781
   Aiful Corp.                                       10,102            162,252
   Aioi Insurance Co., Ltd.                          28,000            154,775
   Aisin Seiki Co., Ltd.                              6,948            259,295

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager International Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
   Alpine Electronics, Inc.                           5,600     $       61,685
   Alps Electric Co., Ltd.                           89,200            877,861
   Amada Co.                                        143,000          1,081,681
   Aoyama Trading Co., Ltd.                          72,800          1,570,225
   Asahi Kasei Corp.                                586,000          3,056,982
   Asatsu-DK, Inc.                                    1,800             64,105
   Astellas Pharma, Inc.                             67,400          2,609,992
   Bridgestone Corp.                                 14,500            246,855
   Brother Industries, Ltd.                          41,799            429,815
   Canon Sales Co., Inc.                              9,500            179,173
   Canon, Inc.                                       22,044          1,015,068
   Central Japan Railway Co.                             54            557,986
   Circle K Sunkus Co., Ltd.                          3,000             50,953
   Coca-Cola West Holdings Co., Ltd.                 15,800            380,417
   Comsys Holdings Corp.                              6,000             52,006
   Cosmo Oil Co., Ltd.                               23,000             72,221
   Credit Saison Co., Ltd.                            3,837            107,011
   Dai Nippon Printing Co., Ltd.                     70,000          1,113,764
   Daicel ChemicalIndustries, Ltd.                   12,000             61,637
   Daihatsu Motor Co., Ltd.                          64,040            769,020
   Daiichi Sankyo Co., Ltd.                           8,200            242,265
   Daikin Industries, Ltd.                            1,273             54,787
   Daiwa House Industry Co., Ltd.                    15,000            148,525
   Daiwa Securities Group, Inc.                       3,296             28,569
   Denso Corp.                                        4,210            135,997
   Dentsu, Inc.                                          12             27,327
   East Japan Railway Co., Ltd.                          40            332,665
   Edion Corp.                                        4,100             37,923
   Eisai Co., Ltd.                                    1,559             53,176
   Epilda Memory, Inc.*                               1,500             49,960
   FamilyMart Co., Ltd.                               1,200             42,978
   Fancl Corp.                                        7,100             97,867
   Fanuc, Ltd.                                        1,219            115,932
   Fuji Electric Holdings Co., Ltd.                  14,000             56,882
   Fuji Film Holdings Corp.                          34,300          1,214,677
   Fuji Heavy Industries, Ltd.                       46,000            192,436
   Fuji Television Network, Inc.                         95            140,098
   Fujikura, Ltd.                                    15,000             67,717
   Fujitsu, Ltd.                                     47,000            307,424
   Fukuoka Financial Group, Inc.                     23,000            119,753
   Funai Electric Co., Ltd.                           1,200             41,292
   Futaba Corp.                                       2,100             47,296
   Glory, Ltd.                                        3,700             78,692
   Gunze, Ltd.                                       10,000             42,135
   Hakuhodo DY Holdings, Inc.                           770             45,808
   Hankyu Hanshin Holdings, Inc.                     37,000            159,982
   Hino Motors, Ltd.                                121,000            798,736
   Hitachi Cable, Ltd.                                9,000             33,497
   Hitachi, Ltd.                                    634,000          3,758,969
   Hitachi, Ltd. - ADR                               15,682            933,079
   Hokuhoku Financial Group, Inc.                    37,000            111,356
   Honda Motor Co., Ltd.                            120,486          3,438,831
   House Foods Corp.                                  3,900             58,023
   Hoya Corp.                                         2,658             62,397
   Ibiden Co., Ltd.                                   1,750             68,820
   Itochu Corp.                                       3,393             33,494
   Japan Tobacco, Inc.                                  222          1,111,336
   JFE Holdings, Inc.                                   891             39,509

                                                   SHARES            VALUE
                                                  ---------     --------------
   JS Group Corp. (Tostem Inax Holding Corp.)        14,672     $      220,345
   JSR Corp.                                          1,600             36,196
   Kajima Corp.                                      25,000             70,726
   Kamigumi Co., Ltd.                                11,000             86,958
   Kaneka Corp.                                      13,000             81,250
   Kanematsu Corp.*                                  38,000             50,321
   Kao Corp.                                          3,000             85,022
   Kawasaki Kisen Kaisha, Ltd.                      104,000          1,010,995
   KDDI Corp.                                            30            183,287
   Keihin Corp.                                       3,000             43,339
   Kinden Corp.                                       7,000             67,345
   Kokuyo Co., Ltd.                                   4,500             38,599
   Komatsu, Ltd.                                     20,328            563,874
   Komori Corp.                                       2,000             41,533
   Konica Minolta Holdings, Inc.                    127,000          1,725,100
   Kubota Corp.                                       4,448             27,622
   Kuraray Co., Ltd.                                  6,500             77,468
   Kyocera Corp.                                      7,269            610,368
   Leopalace21 Corp.                                111,900          1,808,496
   Makita Corp.                                       4,530            142,244
   Marubeni Corp.                                   599,000          4,362,701
   Marui Co., Ltd.                                   13,400            142,630
   Matsushita Electric Industrial Co., Ltd.          91,927          1,991,998
   Meiji Seika Kaisha, Ltd.                          13,000             66,122
   Millea Holdings, Inc.                             79,200          2,923,917
   Mistui Mining & Smelting Co., Ltd.                     2                  6
   Mitsubishi Chemical Holdings Corp.                24,000            158,668
   Mitsubishi Corp.                                   1,856             56,045
   Mitsubishi Electric Corp.                         72,040            622,978
   Mitsubishi Heavy Industries, Ltd.                 77,000            329,073
   Mitsubishi Materials Corp.                       675,000          2,932,133
   Mitsubishi Tokyo Financial Group, Inc.            20,876            180,110
   Mitsui & Co., Ltd.                                 3,000             60,795
   Mitsui Chemicals, Inc.                             9,000             59,591
   Mitsui Fudosan Co., Ltd.                           1,718             34,108
   Mitsui O.S.K Lines, Ltd.                         115,000          1,390,199
   Mitsui Sumitomo Insurance Co., Ltd.               58,000            585,935
   Mitsumi Electric Co., Ltd.                         1,600             50,562
   Mizuho Financial Group, Inc.                          12             43,941
   Mizuho Trust & Banking Co., Ltd.                 339,000            486,326
   Mori Seiki Co., Ltd.                              11,100            199,328
   Nagase & Co., Ltd.                                 5,000             51,063
   NEC Corp.                                         86,000            327,849
   NEC Electronics Corp.*                            18,600            359,759
   Nichirei Corp.                                     5,000             24,027
   Nintendo Co., Ltd.                                 6,519          3,361,523
   Nippon Electric Glass Co., Ltd.                   15,638            241,755
   Nippon Express Co., Ltd.                         357,000          2,052,177
   Nippon Kayaku Co., Ltd.                            8,000             48,555
   Nippon Meat Packers, Inc.                          8,000            118,138
   Nippon Mining Holdings, Inc.                      13,500             71,509
   Nippon Oil Corp.                                 388,000          2,421,108
   Nippon Paint Co., Ltd.                            11,000             39,617
   Nippon Paper Group, Inc.                              36             85,233
   Nippon Sheet Glass Co.                           450,000          1,990,871

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager International Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
   Nippon Shokubai Co., Ltd.                          7,000     $       46,419
   Nippon Soda Co., Ltd.                              7,000             22,542
   Nippon Steel Corp.                                48,000            243,178
   Nippon Telegraph & Telephone Corp.                   945          4,076,545
   Nippon Yakin Kogyo Co., Ltd.                      36,500            292,205
   Nippon Yusen Kabushiki Kaisha                     80,000            751,204
   Nipponkoa Insurance Co., Ltd.                     30,000            228,732
   Nipro Corp.                                        3,000             52,307
   Nissan Motor Co., Ltd.                             3,443             28,461
   Nissay Dowa General Insurance Co., Ltd.           13,000             66,643
   Nisshin Seifun Group, Inc.                        20,500            218,820
   Nisshin Steel Co., Ltd.                          667,000          2,308,537
   Nisshinbo Industries, Inc.                         7,000             65,028
   Nitto Denko Corp.                                  2,742            115,809
   Nomura Holdings, Inc.                              3,087             46,144
   Nomura Real Estate Holdings, Inc.                 38,500            641,152
   NSK, Ltd.                                         29,093            220,357
   NTT DoCoMo, Inc.                                   1,052          1,593,620
   Ohbayashi Corp.                                   27,000            113,222
   Oji Paper Co., Ltd.                               33,000            148,646
   Oki Electric Industry Co., Ltd.*                  61,000            117,496
   Olympus Corp.                                        812             24,601
   Onward Kashiyama Co., Ltd.                         7,000             71,489
   Osaka Gas Co., Ltd.                                5,000             19,964
   Pioneer Corp.                                     27,400            272,131
   Promise Co., Ltd.                                  1,625             46,706
   QP Corp.                                           5,400             55,744
   Rengo Co., Ltd.                                   11,000             60,694
   Ricoh Co., Ltd.                                  139,729          2,296,109
   Sanwa Holdings Corp.                              11,000             47,783
   Sanyo Electric Co., Ltd.*                        358,000            754,213
   Sapporo Hokuyo Holdings, Inc.                         13             90,640
   Sega Sammy Holdings, Inc.                          5,300             56,094
   Seiko Epson Corp.                                 34,800            937,380
   Seino Transportation Co., Ltd.                     7,000             45,506
   Sekisui Chemical Co., Ltd.                        20,000            120,987
   Sekisui House, Ltd.                               15,000            138,744
   Seven And I Holdings Co., Ltd.                     2,087             52,342
   Sharp Corp.                                        2,746             46,667
   Shimachu Co., Ltd.                                 2,500             75,115
   Shin-Etsu Chemical Co., Ltd.                       1,025             52,957
   Shinko Securities Co., Ltd.*                     213,000            619,683
   Shinsei Bank, Ltd.*                               11,000             36,306
   Sojitz Corp.                                     801,700          2,654,103
   Sompo Japan Insurance, Inc.                      191,000          1,686,196
   Sony Corp.                                        74,976          2,986,103
   Stanley Electric Co., Ltd.                         2,642             64,407
   Sumco Corp.                                        1,700             37,094
   Sumitomo Bakelite Co., Ltd.                        9,000             45,596
   Sumitomo Chemical Co., Ltd.                        9,970             63,813
   Sumitomo Corp.                                    24,970            328,909
   Sumitomo Electric Industries, Ltd.                36,063            456,576
   Sumitomo Forestry Co., Ltd.                        6,000             41,593
   Sumitomo Heavy Industries, Ltd.                    8,273             53,449


                                                  SHARES            VALUE
                                                 ---------     --------------
   Sumitomo Metal Industries, Ltd.                   96,764     $      366,942
   Sumitomo Metal Mining Co., Ltd.                   31,000            576,896
   Sumitomo Mitsui Financial Group, Inc.                922          6,067,737
   Suzuki Motor Corp.                                 9,970            251,550
   Taihei Kogyo Co., Ltd.                            10,000             34,912
   Taiheiyo Cement Corp.                             25,000             60,193
   Taisei Corp.                                      39,000             99,378
   Taisho Pharmaceutical Co., Ltd.                    7,000            138,834
   Taiyo Yuden Co., Ltd.                              3,000             29,254
   Takeda Pharmaceutical Co., Ltd.                   13,196            660,594
   Takefuji Corp.                                    27,371            579,382
   TDK Corp.                                         15,600            921,790
   The 77 Bank, Ltd.                                 14,000             78,371
   The Awa Bank, Ltd.                                10,000             57,484
   The Bank of Kyoto, Ltd.                           12,000            145,907
   The Bank of Nagoya, Ltd.                           9,000             54,896
   The Bank of Yokohama, Ltd.                        16,548            112,390
   The Chiba Bank, Ltd.                              15,000            101,876
   The Chugoku Bank, Ltd.                             9,000            129,023
   The Daishi Bank, Ltd.                             12,000             46,469
   The Fuji Fire & Marine Insurance Co., Ltd.        16,000             42,536
   The Gunma Bank, Ltd.                              30,000            214,587
   The Hachijuni Bank, Ltd.                          17,000            107,955
   The Higo Bank, Ltd.                                8,000             46,067
   The Hokkoku Bank, Ltd.                            14,000             62,781
   The Hyakugo Bank, Ltd.                             8,000             47,271
   The Hyakujushi Bank, Ltd.                         10,000             52,969
   The Iyo Bank, Ltd.                                11,000            117,416
   The Joyo Bank, Ltd.                               28,000            141,573
   The Juroku Bank, Ltd.                             12,000             69,101
   The Kagoshima Bank, Ltd.                           7,000             51,685
   The Kanto Tsukuba Bank, Ltd.                      11,300             61,103
   The Keiyo Bank, Ltd.                              10,000             63,403
   The Musashino Bank, Ltd.                           1,200             48,997
   The Nanto Bank, Ltd.                              12,000             56,340
   The Ogaki Kyoritsu Bank, Ltd.                     12,000             64,647
   The San-In Godo Bank, Ltd.                         5,000             39,978
   The Shiga Bank, Ltd.                               8,000             54,254
   The Shizuoka Bank, Ltd.                           25,000            295,195
   The Sumitomo Warehouse Co., Ltd.                   9,000             42,345
   The Yamanashi Chuo Bank, Ltd.                      8,000             48,315
   Toda Corp.                                        11,000             45,245
   Tokai Rika Co., Ltd.                               1,700             44,427
   Tokyo Electron, Ltd.                               1,600             97,271
   Tokyo Steel Manufacturing Co., Ltd.                4,500             61,035
   Tokyu Land Corp.                                  18,000            112,861
   Toppan Forms Co., Ltd.                             4,300             43,440
   Toppan Printing Co., Ltd.                        131,000          1,519,221
   Toray Industries, Inc.                             6,040             39,204
   Toshiba Corp.                                    230,000          1,536,717
   Toyo Seikan Kaisha, Ltd.                           6,900            131,036
   Toyota Auto Body Co., Ltd.                         3,600             72,014
   Toyota Boshoku Corp.                                  30                898
   Toyota Motor Corp.                                 9,250            461,201
   UNY Co., Ltd.                                      8,000             76,565

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager International Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                 ---------     --------------
   Urban Corp.                                      110,000     $      467,897
   Wacoal Holdings Corp.                              5,000             73,886
   Yamada Denki Co., Ltd.                             2,678            231,047
   Yamaha Corp.                                      27,600            527,745
   Yamaha Motor Co., Ltd.                             2,807             51,646
   Yamato Kogyo Co., Ltd.                             4,700            189,547
   Yamato Transport Co., Ltd.                         1,155             16,917
   Yamazaki Baking Co., Ltd.                          6,000             56,822
                                                                --------------
  TOTAL JAPAN                                                      108,004,818
                                                                --------------
  JORDAN -- 0.1%
   Arab Bank PLC                                     13,400            501,767
   Bank of Jordan                                    12,800             48,418
   Jordan Cement Factories                            3,000             51,870
   Jordan Petroleum Refinery Co.                      4,880             94,294
   Jordan Telecom Corp.*                              7,800             65,835
   Jordanian Electric Power Co.*                     11,500             86,838
   Middle East Complex                               29,090             97,719
   Taameer Jordan Holdings
     Public Shareholding Co.*                        12,900             40,603
   United Arab Investors                             17,000             54,947
                                                                --------------
  TOTAL JORDAN                                                       1,042,291
                                                                --------------
  KENYA -- 0.1%
   Bamburi Cement Co., Ltd.                          71,900            213,122
   Barclays Bank of Kenya, Ltd.                     198,900            213,956
   East African Breweries, Ltd.                      71,380            175,180
   Equity Bank, Ltd.                                 28,200             70,107
   ICDC Investment Co., Ltd.                        102,300             40,757
   Kenya Airways, Ltd.                              195,900            162,339
   Kenya Commercial Bank, Ltd.                      443,000            183,554
   Kenya Electricity Generating Co., Ltd.           268,600            101,661
   Kenya Oil Co., Ltd.                               40,000             58,327
   Mumias Sugar Co., Ltd.                           238,200             43,274
   Nation Media Group                                12,100             62,284
   Standard Chartered Bank Kenya, Ltd.                9,200             29,176
                                                                --------------
  TOTAL KENYA                                                        1,353,737
                                                                --------------
  LATVIA -- 0.0%
   Latvian Shipping Co.*                             91,206            235,104
                                                                --------------
  TOTAL LATVIA                                                         235,104
                                                                --------------
  LITHUANIA -- 0.1%
   Apranga PVA                                       31,700            168,864
   Invalda PVA                                       17,284            114,199
   Lietuvos Energija*                                17,374             32,015
   Lifosa PVA*                                        4,400            136,829
   Panevezio Statybos Trestas*                       16,900             91,957
   Pieno Zvaigzdes                                   10,687             24,433
   Rytu Skirstomieji Tinklai*                        26,729             58,664
   Sanitas*                                           9,500            114,591
   Siauliu Bankas*                                   30,912             38,728
   TEO LT AB*                                       308,900            322,036
   Ukio Bankas                                       67,100            105,544
                                                                --------------
  TOTAL LITHUANIA                                                    1,207,860
                                                                --------------
  LUXEMBOURG -- 0.9%
   Arcelor                                           24,600          2,015,273
   Arcelormittal                                     46,084          3,774,550
   Evraz Group SA - GDR*                             12,163          1,049,667
   Evraz Group SA - GDR                                 800             69,040
   Millicom International Cellular SA*                8,831            834,971


                                                   SHARES            VALUE
                                                  ---------     --------------
   Tenaris SA - ADR                                  23,500     $    1,171,475
                                                                --------------
  TOTAL LUXEMBOURG                                                   8,914,976
                                                                --------------
  MALAYSIA -- 0.6%
   AirAsia Bhd*                                      54,300             23,258
   Alliance Financial Group Bhd                      28,800             24,131
   AMMB Holdings Bhd                                 34,600             37,212
   Astro All Asia Networks PLC                       23,200             25,387
   Batu Kawan Bhd                                    29,000             91,574
   Berjaya Sports Toto Bhd                           19,000             30,592
   British American Tobacco Bhd                       2,900             38,534
   Bumiputra-Commerce Holdings Bhd                   64,700            201,271
   Bursa Malaysia Bhd                                14,500             41,027
   Dialog Group Bhd                                  83,500             37,071
   Digi.com Bhd                                      52,200            398,212
   E&O Property Development Bhd*                     26,700             15,777
   Eon Capital Bhd                                   28,200             40,380
   Gamuda Bhd                                        80,600             83,158
   Genting Bhd                                      286,800            587,319
   Hong Leong Bank Bhd                               16,400             29,739
   IGB Corp. Bhd                                     38,800             19,045
   IJM Corp. Bhd                                     43,900             83,724
   IOI Corp. Bhd                                    101,650            225,642
   Kencana Petroleum Bhd*                            73,600             36,357
   KNM Group Bhd                                     84,000            139,190
   Kuala Lumpur Kepong Bhd                           12,000             60,778
   Kulim Malaysia Bhd                                24,400             60,647
   Lafarge Malayan Cement Bhd                        30,000             39,769
   Lion Diversified Holdings Bhd                     12,300              4,768
   Magnum Corp. Bhd                                  29,800             31,305
   Malayan Banking Bhd                              271,150            716,341
   Malaysian Airline System Bhd*                     64,500             71,387
   Malaysian Resources Corp. Bhd*                    55,800             23,726
   MISC Bhd                                          32,000             92,043
   MMC Corp. Bhd                                     40,800             40,819
   Parkson Holdings Bhd*                             50,790             99,246
   Pelikan International Corp. Bhd                   20,700             21,486
   Petra Perdana Bhd                                 35,700             43,530
   Petronas Dagangan Bhd                             24,000             60,028
   Petronas Gas Bhd                                  15,600             48,773
   PLUS Expressways Bhd                              32,200             32,215
   PPB Group Bhd                                     18,000             57,402
   Public Bank Bhd                                   51,500            169,064
   Ranhill Bhd                                       52,000             26,175
   Resorts World Bhd                                663,700            713,812
   RHB Capital Bhd                                   21,200             31,682
   Sarawak Energy Bhd                                48,000             31,665
   Scomi Group Bhd                                   69,500             21,512
   Shell Refining Co.
     Federation of Malaya Bhd                         9,800             33,397
   Sime Darby Bhd                                   109,903            321,273
   SP Setia Bhd                                      19,800             23,028
   TA Ann Holdings Bhd                               11,000             23,386
   Tanjong PLC                                        7,700             40,444
   Telekom Malaysia Bhd                             134,800            446,734
   Tenaga Nasional Bhd                               58,400            134,200
   Titan Chemicals Corp.                             64,800             26,743
   UEM World Bhd                                     74,400             75,365

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager International Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
   UMW Holdings Bhd                                  15,400     $       29,129
   Wah Seong Corp. Bhd                               35,625             23,056
   WCT Engineering Bhd                               35,466             42,579
   WTK Holdings Bhd                                 111,400             71,051
   Ytl Corp. Bhd                                     32,900             76,117
   Ytl Power International Bhd                       45,240             34,370
   Zelan Bhd                                         17,600             14,032
                                                                --------------
  TOTAL MALAYSIA                                                     6,121,677
                                                                --------------
  MAURITIUS -- 0.1%
   Ireland Blyth, Ltd.                               18,300             43,267
   Mauritius Commercial Bank                         77,100            502,047
   Mauritius Development
     Investment Trust Co., Ltd                      221,000             49,682
   Naiade Resorts, Ltd.                               7,000             26,861
   New Mauritius Hotels, Ltd.                        18,900            124,535
   Rogers & Co., Ltd.                                 7,100            116,682
   State Bank of Mauritius, Ltd.                     74,300            262,066
   Sun Resorts, Ltd. - Class A                       17,890             74,195
                                                                --------------
  TOTAL MAURITIUS                                                    1,199,335
                                                                --------------
  MEXICO -- 1.6%
   Alfa SAB de CV                                   114,900            763,283
   America Movil SAB de CV Series L                 850,634          2,708,697
   America Movil SAB de CV Series L - ADR            26,959          1,717,019
   Axtel SAB de CV*                                  16,800             36,306
   Banco Compartamos SA de CV*                       30,100            131,795
   Carso Global Telecom SAB de CV*                   23,400            125,325
   Carso Infraestructura y Construccion SAB de CV*  118,200            117,170
   Cemex SAB de CV*                                 372,318            975,683
   Coca-Cola Femsa SAB de CV                        108,400            613,157
   Consorcio ARA SAB de CV                           21,400             21,837
   Controladora Comercial Mexicana SAB de CV         13,600             38,336
   Corp GEO SAB de CV Series B*                      10,300             32,895
   Corp Interamericana de
     Entretenimiento SAB de CV*                      12,000             25,933
   Corp Moctezuma, SAB de CV                         57,077            136,488
   Desarrolladora Homex SAB de CV*                    9,200             89,279
   Empresas ICA SAB de CV*                           61,100            362,257
   Fomento Economico Mexicano, SAB de CV             79,800            332,914
   Grupo Aeroportuario del Centro Norte, SAB de CV   17,800             49,840
   Grupo Aeroportuario del Pacifico, SAB de CV       14,700             66,312
   Grupo Aeroportuario Del Sureste, SAB de CV        16,100             91,674
   Grupo Bimbo SAB de CV                             21,200            127,486
   Grupo Carso SAB de CV                             68,500            288,475
   Grupo Elektra SAB de CV                            2,100             56,887
   Grupo Financiero Banorte SAB de CV               351,600          1,527,942
   Grupo Financiero Inbursa SAB de CV               125,000            364,215
   Grupo Iusacell SAB de CV*                            405              4,643


                                                   SHARES            VALUE
                                                  ---------     --------------
   Grupo Mexico SAB de CV                           242,400     $    1,610,040
   Grupo Modelo SAB de CV                            26,100            114,305
   Grupo Pochteca, SAB De CV*                         3,605                369
   Grupo Televisa, SAB de CV                         58,200            282,722
   Impulsora Del Desarrollo
     Y El Empleo en America Latina SAB de CV*       130,800            211,389
   Industrias CH SAB de CV Series B*                  7,500             29,774
   Industrias Penoles SAB de CV                       5,150            156,783
   Kimberly-Clark de Mexico SAB de CV                26,400            117,207
   Maxcom Telecomunicaciones SAB de CV*              25,807            298,329
   Mexichem SAB de CV                                29,000            149,322
   Organizacion Soriana SAB de CV                    10,800             31,560
   Promotora Y Operadora De
     Infraestructura SA de CV*                       21,700             76,460
   Telefonos de Mexico SAB de CV                    947,810          1,790,043
   Telefonos de Mexico SAB de CV                     12,780            480,528
   TV Azteca SAB de CV                               38,700             22,254
   Urbi Desarrollos Urbanos SA de CV*                22,900             74,664
   Vitro SAB de CV*                                  13,000             23,245
   Wal-Mart de Mexico SAB de CV                     102,000            430,129
                                                                --------------
  TOTAL MEXICO                                                      16,704,971
                                                                --------------
  MOROCCO -- 0.3%
   Attijariwafa Bank                                    642            300,000
   Banque Centrale Populaire                             29              9,247
   Banque Marocaine Du Commerce Exterieur             1,000            437,053
   Brasseries Maroc                                     171             45,594
   Ciments du Maroc                                     250             87,101
   Credit Immobilier et Hotelier*                       800             69,269
   Douja Promotion Groupe Addoha SA                     600            362,837
   Holcim Maroc SA                                      100             37,589
   Lafarge Ciments                                      403            122,454
   Managem                                              600             44,530
   Maroc Telecom                                     20,700            563,304
   Ona SA                                             1,094            286,882
   Risma*                                               132              7,329
   Samir                                                500             52,914
   Societe Nationale d'Investissement                   530            139,493
   Sonasid                                              100             57,119
                                                                --------------
  TOTAL MOROCCO                                                      2,622,715
                                                                --------------
  NETHERLANDS -- 3.6%
   Aegon NV                                          60,392            888,608
   Amrest Holdings NV*                                1,200             54,362
   Corio NV                                           2,870            251,472
   European Aeronautic
     Defence and Space Co. NV                        11,500            272,517
   Heineken Holding NV                               33,564          1,687,712
   Heineken NV                                       45,003          2,613,884
   Hunter Douglas NV                                  5,965            403,530
   ING Groep NV                                     165,211          6,186,838

     The accompanying notes are integral part of the financial statements.

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                                                   SHARES            VALUE
                                                  ---------     --------------
   ING Groep NV - ADR                                66,375     $    2,480,434
   Koninklijke Ahold NV*                            206,691          3,067,358
   Koninklijke DSM NV                                20,119            970,359
   Koninklijke KPN NV                                18,191            307,295
   Koninklijke Philips Electronics NV               109,545          4,190,454
   Koninklijke Vopak NV                               1,977            124,380
   Oce NV                                             9,718            165,391
   Royal Dutch Shell PLC                            226,555          7,818,778
   Royal Dutch Shell PLC - ADR                       43,244          2,913,781
   Royal Dutch Shell PLC - Class B                   50,007          1,683,209
   SNS REAAL Groep NV                                 3,300             66,947
   TNT NV                                             2,225             82,655
   Unilever NV                                       12,081            405,682
   X5 Retail Group NV - GDR*                         10,189            300,575
                                                                --------------
  TOTAL NETHERLANDS                                                 36,936,221
                                                                --------------
  NEW ZEALAND -- 0.1%
   Auckland International Airport, Ltd.             115,420            206,895
   Contact Energy, Ltd.                              53,451            335,765
   Fletcher Building, Ltd.                           26,270            173,283
   Telecom Corp. of New Zealand, Ltd.                     1                  3
                                                                --------------
  TOTAL NEW ZEALAND                                                    715,946
                                                                --------------
  NIGERIA -- 0.1%
   African Petroleum PLC                             46,000            118,268
   Diamond Bank PLC*                                267,700             42,305
   Fidelity Bank*                                   533,000             48,717
   First Bank of Nigeria PLC                        285,000            115,008
   Flour Mills Nigeria PLC                           70,900             56,931
   Guaranty Trust Bank                              234,700             70,150
   Guinness Nigeria PLC                              45,800             50,861
   Intercontinental Bank PLC                        263,600            102,454
   Nigerian Breweries PLC                           151,900             67,487
   PlatinumHabib Bank PLC                           199,600             49,105
   Union Bank Nigeria PLC                           183,600             68,224
   United Bank For Africa PLC                       126,700             54,223
   West African Portland Cement PLC                 142,000             82,242
   Zenith Bank, Ltd.                                267,400            109,642
                                                                --------------
  TOTAL NIGERIA                                                      1,035,617
                                                                --------------
  NORWAY -- 0.7%
   Aker Kvaerner ASA                                  5,287            120,434
   Cermaq ASA                                         6,000             75,996
   DnB NOR ASA                                       66,041          1,002,478
   Norsk Hydro ASA                                  260,026          3,788,807
   Orkla ASA*                                        35,100            444,579
   StatoilHydro ASA                                  16,263            487,345
   Telenor ASA*                                      21,407            409,866
   Yara International ASA                             7,910            457,450
                                                                --------------
  TOTAL NORWAY                                                       6,786,955
                                                                --------------
  OMAN -- 0.1%
   Bank Dhofar Saog                                  26,000             54,417
   Bank Muscat (Saog)                                37,200            191,844
   Dhofar International Development                  38,200             71,619
   National Bank of Oman, Ltd.                       48,175            105,457
   Oman Cables Industry                              12,100            106,955
   Oman Cement Co.                                    2,500             47,299
   Oman Flour Mills                                   7,300             56,906


                                                   SHARES            VALUE
                                                  ---------     --------------
   Oman International Bank                            6,900     $       73,659
   Oman Oil Marketing Co.                            13,300             48,524
   Oman Telecommunications Co.                       44,800            201,490
   Raysut Cement Co.                                 24,300            153,271
   Renaissance Services Co.                          42,298            142,239
                                                                --------------
  TOTAL OMAN                                                         1,253,680
                                                                --------------
  PERU -- 0.3%
   Alicorp SA*                                       47,800             49,592
   Austral Group SA*                                425,900            102,328
   Banco Continental Peru                            18,200             72,813
   Cia Minera Atacocha SA - Class B                  11,300             30,029
   Cia Minera Milpo SAA                              50,300            161,136
   Compania de Minas Buenaventura SA - ADR            5,300            363,050
   Corp Aceros Arequipa SA                           19,528             32,345
   Credicorp, Ltd.                                    3,600            257,436
   Edegel SA                                         57,200             31,651
   Edelnor SA                                        35,708             30,027
   Empresa Agroindustrial Casa Grande SA*            31,100            102,459
   Ferreyros SA                                      86,278            190,019
   Grana Y Montero SAA                               55,600            124,478
   Intergroup Financial Services Corp. 144A*@        12,748            246,036
   Minsur SA                                         35,553            118,424
   Sociedad Minera Cerro Verde SA                     1,400             36,680
   Sociedad Minera el Brocal SA                       2,300             33,072
   Southern Copper Corp.                              5,300            550,299
   Volcan Cia Minera SAA                             35,380            105,097
                                                                --------------
  TOTAL PERU                                                         2,636,971
                                                                --------------
  PHILIPPINES -- 0.4%
   Aboitiz Equity Ventures, Inc.                  2,491,900            381,809
   Alliance Global Group, Inc.                      879,200             82,090
   Atlas Consolidated Mining & Development*         330,000             78,214
   Ayala Corp. - Class A                             14,800            139,957
   Ayala Land, Inc.                                 571,300            147,031
   Banco De Oro Unibank, Inc.                       107,000            133,206
   Bank of the Philippine Islands                   103,400            131,199
   Filinvest Land, Inc.*                            867,800             21,607
   First Gen Corp.                                   31,400             30,069
   First Philippine Holdings Corp.                   23,700             23,263
   Globe Telecom, Inc.                                2,100             75,664
   International Container Term Services, Inc.      123,800             93,361
   JG Summit Holdings, Inc.                          79,500             18,271
   Jollibee Foods Corp.                              52,500             60,330
   Manila Electric Co.                               66,110            126,617
   Megaworld Corp.                                  844,800             49,754
   Metropolitan Bank & Trust                         88,500             84,750
   Petron Corp.                                   1,034,500            141,169
   Philex Mining Corp.                            1,560,000            250,227
   Philippine Long Distance Telephone Co.             8,600            579,579
   Philippine Long Distance Telephone Co. - ADR       4,777            317,479
   Philippine National Bank*                         26,400             18,013

     The accompanying notes are integral part of the financial statements.

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                                                   SHARES            VALUE
                                                  ---------     --------------
   PNOC Energy Development Corp.                  1,345,000     $      189,981
   San Miguel Corp. - Class B                       240,000            275,796
   SM Investments Corp.                              12,900             86,474
   SM Prime Holdings, Inc.                          287,400             58,485
   Union Bank of Philippines                         26,400             22,121
   Universal Robina Corp.                            85,700             28,724
                                                                --------------
  TOTAL PHILIPPINES                                                  3,645,240
                                                                --------------
  POLAND -- 0.8%
   Agora SA                                           4,800             91,466
   Asseco Poland SA                                   1,900             61,993
   Bank Handlowy W Warszawie SA                      12,796            510,092
   Bank Millennium SA                                37,981            141,505
   Bank Pekao SA                                     13,284          1,177,895
   Bank Przemyslowo-Handlowy PBK SA                     340             13,752
   Bank Zachodni WBK SA                               4,708            390,376
   Bioton SA*                                       158,300             57,626
   BRE Bank SA*                                       1,190            193,440
   Budimex SA*                                          950             35,778
   Cersanit-Krasnystaw SA*                            5,500             64,761
   Ciech SA                                             850             31,706
   Comarch SA*                                          400             21,123
   Dom Development SA                                 1,800             60,671
   Echo Investment SA*                                9,500             28,392
   Elektrobudowa SA                                     700             63,548
   Eurocash SA                                       11,800             67,350
   Getin Holding SA*                                 18,000            100,634
   Globe Trade Centre SA*                             8,100            136,401
   Grupa Kety SA                                        490             26,404
   Grupa Lotos SA                                     2,600             40,897
   Ing Bank Slaski SA                                   200             47,638
   KGHM Polaksa Miedz SA                              6,100            280,724
   LPP SA*                                               90             91,007
   Mostalzab*                                        17,000             70,671
   Mostostal-Warszawa SA*                             2,300             65,121
   Multimedia Polska SA*                             19,300             74,508
   Netia SA*                                         21,500             35,848
   Orbis SA                                           2,900             75,722
   Pbg SA*                                            1,000            143,814
   Polimex Mostostal SA                              51,700            185,879
     Polish Energy Partners SA*                       4,100             53,436
   Polish Oil & Gas Co.                             168,157            369,551
   Polnord SA*                                        1,000             52,132
   Polska Grupa Farmaceutyczna SA                     1,200             39,369
   Polski Koncern Naftowy Orlen*                     16,400            291,501
   Powszechna Kasa
     Oszczednosci Bank Polski SA                     63,778          1,289,834
   Prokom Software SA                                   950             54,649
   Przedsiebiorstwo
     Eksportu I Importu Kopex SA*                     3,300             45,723
   Sygnity SA                                         1,000             14,786
   Synthos SA*                                       99,800             49,337
   Telekomunikacja Polska SA                         75,300            747,890
   Tvn SA                                            13,000            133,792
   Vistula & Wolczanka SA*                           12,900             58,439
   Zaklad Przetworstwa
     Hutniczego Stalprodukt SA                          250             84,378
                                                                --------------
  TOTAL POLAND                                                       7,671,559
                                                                --------------


                                                   SHARES            VALUE
                                                  ---------     --------------
  PORTUGAL -- 0.2%
   Banco Espirito Santo SA                            7,316     $      127,168
   EDP - Energias de Portugal, SA                    23,631            143,261
   Jeronimo Martins, SGPS SA                         72,418            581,942
   Portugal Telecom, SGPS SA                        116,751          1,356,605
   Sonae, SGPS SA                                    70,430            129,538
                                                                --------------
  TOTAL PORTUGAL                                                     2,338,514
                                                                --------------
  QATAR -- 0.2%
   Barwa Real Estate Co.                              4,856             65,396
   Commercial Bank of Qatar                           5,200            209,372
   Doha Bank, Ltd.                                    4,920            102,768
   First Finance Co.*                                10,884            112,474
   Industries Qatar                                   9,130            326,206
   Masraf Al Rayan                                   24,500            130,631
   Qatar Electricity & Water Co.                      2,230             72,321
   Qatar Fuel Co.                                     1,900             82,037
   Qatar Gas Transport Co. Nakilat*                  31,100            269,246
   Qatar Insurance Co.                                  980             43,633
   Qatar International Islamic Bank*                  2,600             94,825
   Qatar Islamic Bank                                 6,270            162,329
   Qatar National Bank                                3,577            204,976
   Qatar National Cement Co.                          1,240             45,633
   Qatar Navigation                                   2,400             69,259
   Qatar Real Estate Investment Co.*                  3,864             51,400
   Qatar Shipping Co.                                 3,740             57,562
   Qatar Telecom Q-Tel QSC                            2,530            137,538
                                                                --------------
  TOTAL QATAR                                                        2,237,606
                                                                --------------
   ROMANIA -- 0.2%
   Antibiotice                                      128,000             73,664
   Banca Transilvania*                              807,300            249,383
   Biofarm Bucuresti*                               405,000             53,642
   Impact SA*                                       366,015             33,145
   Iproeb Bistrita SA*                               15,300             39,170
   Romanian Development
     Bank - Groupe Societe Generale                  81,984            697,323
   Rompetrol Rafinare SA*                           950,800             30,377
   SIF 1 Banat-Crisana Arad                          60,000             63,475
   SIF 2 Moldova Bacau                               65,000             65,464
   SIF 3 Transilvania Brasov*                        98,000             62,205
   SIF 4 Muntenia Bucuresti                          90,500             61,657
   SIF 5 Oltenia Craiova                             57,500             69,589
   SNP Petrom SA                                  1,420,800            249,511
   Socep Constanta                                  652,000             87,461
   Transelectrica SA*                                 6,650             72,040
                                                                --------------
  TOTAL ROMANIA                                                      1,908,106
                                                                --------------
  RUSSIA -- 2.3%
   Aeroflot - Russian International Airlines         10,700             45,475
   Avtovaz*                                          50,000             84,480
   Comstar United Telesystems OJSC - GDR              5,000             52,250
   CTC Media, Inc.*                                   4,400            122,100
   Eurasia Drilling Co., Ltd.*                       21,739            510,866
   Fifth Power Generation Co., (OGK-5 )*            342,322             41,934
   Gazprom - ADR                                     95,772          4,836,486
   Gazpromneft OAO                                    8,500             51,000

     The accompanying notes are integral part of the financial statements.

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                                                   SHARES            VALUE
                                                  ---------     --------------
   Irkutskenergo OJSC                                79,800     $       75,012
   JSC Scientific
     Production Corp. IRKUT - ADR*                    2,200             59,070
   Kamaz*                                            22,600            127,690
   LUKOIL - ADR                                      38,964          3,336,810
   Magnit OAO*                                        1,600             75,920
   Mechel - ADR                                       5,791            658,958
   Mining & Metallurgical
     Co., Norilsk Nickel - ADR                       63,272          1,793,761
   Mining & Metallurgical
     Co., Norilsk Nickel - ADR                       10,000            281,500
   Mining & Metallurgical
     Co., Norilsk Nickel - Class S                      837            237,289
   Mobile Telesystems OJSC - ADR                      6,450            489,232
   NovaTek OAO                                       31,569            247,817
   NovaTek OAO - GDR                                  2,400            193,680
   Novolipetsk Steel - GDR                            2,800            120,260
   Novorossiysk Commercial Sea Port - GDR*           10,877            163,155
   OAO Gazprom - ADR                                 48,650          2,481,150
   OAO Rosneft Oil Company - GDR                     59,658            537,519
   Open Investments - Class S*                          288             63,648
   Pharmstandard - GDR*                              22,311            524,308
   Pik Group*                                         5,000            126,000
   Polymetal*                                        42,770            359,268
   Polyus Gold Co. - ADR                              1,200             61,680
   Polyus Gold Co. - ADR                              5,516            295,106
   RBC Information Systems*                           5,150             49,440
   Rostelecom - Class S                              10,000            122,000
   Sberbank                                          91,150            188,680
   Sberbank - Class S                               442,221          1,384,152
   Sberbank - GDR                                       519            178,038
   Severstal - BRD                                    4,300             97,395
   Severstal 144A GDR*@                               3,742             84,756
   Severstal RegS GDR                                 2,200             49,720
   Sistema JSFC - GDR                                 3,500            112,350
   Sitronics*                                        12,500             78,125
   Surgutneftegaz - ADR                               7,500            357,525
   Tatneft - GDR                                      1,200            156,000
   TGK-5                                            697,216                579
   TMK OAO                                            1,300             42,250
   TMK OAO - GDR*@                                    1,916             61,312
   Unified Energy System - GDR*                       3,400            352,750
   Uralkali - Class S*                               19,639            164,968
   Uralkali - GDR*@                                   1,273             49,329
   Uralsvyazinform - ADR                              8,269             86,824
   Uralsvyazinform - Class S                        575,000             30,188
   Vimpel-Communications - ADR                       35,825          1,070,809
   Vsmpo-Avisma Corp                                    200             46,000
   VTB Bank OJSC - GDR*                              51,829            374,724
   Wimm-Bill-Dann Foods OJSC - ADR                    6,629            679,340
   Wimm-Bill-Dann Foods OJSC - Class S                1,852            140,752
                                                                --------------
  TOTAL RUSSIA                                                      24,011,430
                                                                --------------
  SAUDI ARABIA -- 0.1%
   The Saudi Arabia Investment Fund, Ltd.*           17,803          1,233,214
                                                                --------------
  TOTAL SAUDI ARABIA                                                 1,233,214
                                                                --------------


                                                   SHARES            VALUE
                                                  ---------     --------------
  SINGAPORE -- 0.7%
   Allgreen Properties, Ltd.                        134,000     $      119,743
   CapitaLand, Ltd.                                 113,000            521,305
   Chartered Semiconductor
     Manufacturing, Ltd. - ADR*                       5,208             27,602
   City Developments, Ltd.                            8,000             64,049
   Datacraft Asia, Ltd.                             129,000            114,810
   DBS Group Holdings, Ltd.                          55,000            719,241
   Fraser & Neave, Ltd.                              43,000            151,513
   Golden Agri-Resources, Ltd.                      558,000            403,364
   Jardine Cycle & Carriage, Ltd.                    91,916          1,304,834
   Keppel Corp., Ltd.                                63,000            453,122
   Keppel Land, Ltd..                                26,000            104,835
   Neptune Orient Lines, Ltd.                       169,000            399,034
   Olam International, Ltd.                          15,000             23,430
   Oversea-Chinese Banking Corp., Ltd.               69,000            406,045
   People's Food Holdings, Ltd.                      29,000             21,911
   SembCorp Industries, Ltd.                         65,000            192,197
   SembCorp Marine, Ltd.                             21,000             58,280
   Singapore Airlines, Ltd.                          37,000            419,340
   Singapore Exchange, Ltd.                          25,000            136,220
   Singapore Telecommunications, Ltd.               351,000            997,065
   Synear Food Holdings, Ltd.                        59,000             24,218
   United Industrial Corp., Ltd.                     30,000             60,155
   United Overseas Land Group, Ltd.                  23,000             64,499
   Wilmar International, Ltd*                        38,000            115,398
                                                                --------------
  TOTAL SINGAPORE                                                    6,902,210
                                                                --------------
  SOUTH AFRICA -- 1.5%
   ABSA Group, Ltd.                                   7,700             96,378
   Adcorp Holdings, Ltd.                             10,600             39,211
   Aeci, Ltd.                                         3,000             23,674
   African Bank Investments, Ltd.                    20,080             65,984
   African Rainbow Minerals, Ltd.                     2,100             58,264
   Allied Electronics Corp., Ltd.                     4,900             24,168
   Anglo Platinum, Ltd.                               1,800            264,118
   Anglogold Ashanti, Ltd.                            4,500            150,930
   ArcelorMittal South Africa, Ltd.                   5,700            138,459
   Aspen Pharmacare Holdings, Ltd.*                  18,400             72,375
   Astral Foods, Ltd.                                 7,000             83,551
   Aveng, Ltd.                                       23,416            167,463
   AVI, Ltd.                                         12,300             23,963
   Avusa, Ltd. (Johnnic Communications, Ltd.)         2,400             13,477
   Avuza, Ltd.*                                       2,400              9,174
   Barloworld, Ltd                                   45,002            598,232
   Bidvest Group, Ltd.                               26,900            371,492
   DataTec, Ltd.                                     18,700             63,179
   Discovery Holdings, Ltd.                          20,499             61,421
   Exxaro Resources, Ltd.                             3,700             50,345
   FirstRand, Ltd.                                   94,400            186,239
   Foschini, Ltd.                                    12,500             59,356
   Fountainhead Property Trust                       72,700             54,234
   Freeworld Coatings, Ltd.*                         11,300             12,261
   Gold Fields, Ltd.                                 27,280            386,831
   Grindrod, Ltd.                                    12,600             34,258
   Group Five, Ltd.                                   4,500             28,715

     The accompanying notes are integral part of the financial statements.

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 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

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                                                   SHARES            VALUE
                                                  ---------     --------------
   Growthpoint Properties, Ltd.                      43,600     $       73,491
   Harmony Gold Mining Co., Ltd.*                    10,300            123,511
   Illovo Sugar, Ltd.                                10,300             37,644
   Impala Platinum Holdings, Ltd.                    62,702          2,419,942
   Imperial Holdings, Ltd.*                           9,300             90,879
   Investec, Ltd.                                     7,000             49,570
   JD Group, Ltd.                                     3,300             14,856
   JSE, Ltd.                                         12,400             99,383
   Kumba Iron Ore, Ltd.                              12,992            495,811
   Lewis Group, Ltd.                                  3,900             20,149
   Liberty Group, Ltd.*                               2,800             25,345
   Massmart Holdings, Ltd.                           10,400             85,662
   Medi-Clinic Corp, Ltd.                            17,600             42,752
   Metorex, Ltd.*                                     9,900             25,501
   Metropolitan Holdings, Ltd.                       32,400             53,534
   Mondi, Ltd.                                        6,100             51,523
   Mr. Price Group, Ltd.                             18,900             42,414
   MTN Group, Ltd.                                  130,795          1,983,697
   Murray & Roberts Holdings, Ltd.                   57,052            671,821
   Mvelaphanda Group, Ltd.                           66,500             72,896
   Nampak, Ltd.                                      11,100             22,446
   Naspers, Ltd.                                     21,083            366,548
   Nedbank Group, Ltd.                               10,700            154,101
   Network Healthcare Holdings, Ltd.*                75,400             79,491
   New Clicks Holdings, Ltd.                         26,600             46,378
   Northam Platinum, Ltd.                             8,000             70,145
   Pick'n Pay Holdings, Ltd.                         60,800             92,437
   Pick'n Pay Stores, Ltd.                           17,900             62,904
   Pretoria Portland Cement Co., Ltd.                20,771            102,574
   Raubex Group, Ltd.                                10,200             45,277
   Remgro, Ltd.                                      10,900            263,334
   Reunert, Ltd.                                     13,300             92,657
   RMB Holdings, Ltd.                                28,300             85,493
   SA Corporate Real Estate Fund*                    99,600             37,457
   Sanlam, Ltd.                                     260,468            613,433
   Sappi, Ltd.                                       12,500            141,661
   Sasol, Ltd.                                       50,913          2,439,367
   Shoprite Holdings, Ltd.                           92,729            432,202
   Standard Bank Group, Ltd.                         30,168            328,091
   Steinhoff International Holdings, Ltd.            51,200            114,269
   Sun International, Ltd.                            4,500             63,200
   Telkom SA, Ltd.                                   10,500            169,864
   The Spar Group, Ltd.                              11,500             68,773
   Tiger Brands, Ltd.                                 6,200            102,059
   Truworths International, Ltd.                     10,700             33,644
   Wilson Bayly Holmes-Ovcon, Ltd.                    5,700             92,071
   Woolworths Holdings, Ltd.                         20,800             31,059
                                                                --------------
  TOTAL SOUTH AFRICA                                                15,769,068
                                                                --------------
  SOUTH KOREA -- 2.1%
   Amorepacific Corp.                                    70             37,815
   Cheil Industries, Inc.                               890             43,271
   CJ CheilJedang Corp.*                                180             39,986
   CJ Corp.*                                            630             44,275
   Daegu Bank                                         2,370             31,828
   Daelim Industrial Co.                                300             38,320


                                                   SHARES            VALUE
                                                  ---------     --------------
   Daewoo Engineering & Construction Co., Ltd.        4,364     $       95,181
   Daewoo Securities Co., Ltd.*                       1,700             37,593
   Daewoo Shipbuilding &
     Marine Engineering Co., Ltd.                       970             36,974
   DC Chemical Co., Ltd.                                270            102,918
   Dongkuk Steel Mill Co., Ltd.                       8,970            350,974
   Doosan Corp.*                                        310             59,787
   Doosan Heavy Industries
     and Construction Co., Ltd.                         510             68,233
   Doosan Infracore Co., Ltd.                         2,200             73,196
   GS Engineering & Construction Corp.                1,794            262,665
   HGS Holdings Corp.                                10,360            403,270
    ana Financial Group, Inc.                         3,070            125,547
   Hanjin Heavy Industrial
     & Construction Holdings Co., Ltd.*               4,675            164,511
   Hanjin Heavy Industries
     & Construction Co., Ltd.                           500             31,554
   Hanjin Shipping Co., Ltd.                          2,000             78,558
   Hankook Tire Co., Ltd.                             2,320             36,779
   Hanwha Corp.                                         880             46,561
   Hite Brewery Co., Ltd.                               380             42,783
   Honam Petrochemical Corp.                            750             61,115
   Hynix Semiconductor, Inc.*                         5,190            145,950
   Hyosung Corp.                                        860             58,095
   Hyundai Department Store Co., Ltd.                 4,586            442,231
   Hyundai Development Co.                              640             43,686
   Hyundai Engineering & Construction Co., Ltd.       1,210            105,074
   Hyundai Heavy Industries                             540            202,019
   Hyundai Merchant Marine Co., Ltd.                  1,320             59,979
   Hyundai Mipo Dockyard Co., Ltd.                      150             33,700
   Hyundai Mobis                                      1,290            100,558
   Hyundai Motor Co.                                  1,490             49,123
   Hyundai Motor Co., Ltd.                            7,574            603,411
   Hyundai Securities Co.*                            4,630             72,231
   Hyundai Steel Co.                                  1,550            108,462
   Industrial Bank of Korea                           5,180             76,365
   Kangwon Land, Inc.                                 2,120             43,669
   KCC Corp.                                            120             55,496
   Kia Motors Corp.*                                  3,820             43,972
   Kookmin Bank                                       6,884            385,090
   Korea Electric Power Corp.                         7,850            238,191
   Korea Exchange Bank                               31,510            419,985
   Korea Express Co., Ltd.*                             470             52,441
   Korea Gas Corp.                                    1,060             78,669
   Korea Investment Holdings Co., Ltd.*                 750             35,215
   Korea Line Corp.                                     330             61,978
   Korea Zinc Co., Ltd.                                 584             70,468
   Korean Air Lines Co., Ltd.                         1,260             67,940
   KT Corp.                                          19,520            925,394
   KT Freetel Co., Ltd.*                              2,160             63,141
   KT&G Corp.                                         2,250            176,301
   Rumho Industrial Co., Ltd.                         3,614            166,233
   LG Chem, Ltd.                                      5,769            431,066
   LG Corp.                                             960             72,411
   LG Dacom Corp.                                     1,800             33,988

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
   LG Electronics, Inc.                              11,645     $    1,493,326
   LG Household & Health Care, Ltd.                     300             51,648
   LG Philips LCD Co., Ltd.                          15,230            683,570
   LG Telecom, Ltd.                                   5,600             44,106
   LIG Non-Life Insurance Co., Ltd.*                 14,090            277,432
   Lotte Confectionery Co., Ltd.                        505            647,599
   Lotte Shopping Co., Ltd.                             190             57,555
   LS Cable, Ltd.                                       650             58,742
   Macquarie Korea Infrastructure Fund                8,560             57,824
   MegaStudy Co., Ltd.                                  150             49,982
   Mirae Asset Securities Co., Ltd.*                    370             51,931
   NHN Corp.*                                         3,171            739,959
   POSCO                                              1,360            653,668
   POSCO - ADR                                        8,215            977,421
   Pusan Bank                                        12,251            153,393
   S-Oil Corp.                                          740             47,149
   Samsung Card Co.                                   1,000             47,256
   Samsung Corp.                                      2,190            153,467
   Samsung Electro-Mechanics Co., Ltd.                1,070             58,451
   Samsung Electronics Co., Ltd.                      5,544          3,487,567
   Samsung Engineering Co., Ltd.                        370             34,334
   Samsung Fire & Marine Insurance Co., Ltd.            780            161,064
   Samsung Heavy Industries Co., Ltd.                 1,880             59,892
   Samsung SDI Co., Ltd.*                             3,153            248,012
   Samsung Securities Co., Ltd.*                      1,390            102,178
   Samsung Techwin Co., Ltd.                            650             35,442
   Shinhan Financial Group Co., Ltd.                  5,850            308,936
   Shinsegae Co., Ltd.                                  220            138,618
   SK Energy Co., Ltd.                                1,400            144,191
   SK Holdings Co., Ltd.                                820            117,575
   SK Telecom Co., Ltd.                               2,668            502,430
   SK Telecom Co., Ltd. - ADR                         7,272            157,148
   STX Pan Ocean Co., Ltd.                          203,000            417,371
   STX Shipbuilding Co., Ltd.                         1,560             57,889
   Sung Kwang Bend Co., Ltd.                         14,758            396,388
   TK Corp.*                                              1                 27
   Tong Yang Investment Bank*                        28,130            464,395
   Woongjin Coway Co., Ltd.                           1,510             45,589
   Woori Finance Holdings Co., Ltd.                   5,090             88,658
   Woori Investment & Securities Co., Ltd.*           1,600             33,927
   Youngone Corp.                                    27,150            220,139
   Yuhan Corp.                                          250             46,953
                                                                --------------
  TOTAL SOUTH KOREA                                                 21,409,428
                                                                --------------
  SPAIN -- 2.4%
   Acciona SA                                         2,352            629,950
   Acerinox SA                                        6,116            169,554
   Banco Bilbao Vizcaya Argentaria SA                13,240            291,593
   Banco de Sabadell SA                              47,100            516,798
   Banco Espanol de Credito SA                        5,187             98,432
   Banco Pastor SA                                    7,300            112,598
   Banco Popular Espanol SA                           5,108             92,739


                                                   SHARES            VALUE
                                                  ---------     --------------
   Banco Santander Central Hispano SA                42,539     $      847,543
   Banco Santander Central Hispano SA - ADR         268,300          5,349,902
   Cementos Portland Valderrivas SA                     587             56,994
   Gamesa Corp Tecnologica SA                         2,835            129,350
   Gas Natural SDG SA                                33,464          2,069,938
   Grupo Ferrovial SA                                 3,130            227,260
   Iberdrola Renovables*                             23,629            164,513
   Iberdrola SA                                      23,343            361,896
   Iberia Lineas Aereas de Espana SA                564,814          2,461,102
   Industria de Diseno Textil SA                      1,226             68,112
   Repsol YPF SA                                    118,487          4,089,177
   Repsol YPF SA - ADR                               48,295          1,661,831
   Telefonica SA                                    163,289          4,691,842
                                                                --------------
  TOTAL SPAIN                                                       24,091,124
                                                                --------------
  SWEDEN -- 1.5%
   Alfa Laval AB                                      3,850            233,909
   Bankas Snoras AB*                                 18,700             26,678
   Boliden AB                                         4,600             48,966
   Electrolux AB Series B                            51,200            840,142
   Getinge AB*                                          356              9,257
   Getinge AB - Class B                               5,708            147,939
   Hennes & Mauritz AB  - Class B                     3,945            242,336
   Holmen AB                                          2,300             79,546
   JM AB                                              4,696            110,250
   Lundin Petroleum AB*                               8,600            116,874
   Millicom International Cellular SA*               23,375          2,226,621
   Modern Times - Class B                             1,549            107,927
   NCC AB - Class B                                   5,200            151,401
   Nordea AB                                        169,962          2,754,587
   Scania AB - Class B                               76,400          1,604,029
   Skandinaviska Enskilda Banken AB                  14,400            376,852
   SKF AB                                             7,600            152,848
   Svenska Cellulosa AB - Class B                    21,700            395,336
   Svenska Handelsbanken AB - Class A                15,800            460,025
   Swedbank AB (ForeningsSparbanken
     AB) - Class A                                   20,909            585,903
   Swedish Match AB                                   6,800            148,203
   Tele2 AB - Class B                                42,450            801,941
   Telefonaktiebolaget Ericsson LM - Class B        396,000            777,091
   TeliaSonera AB                                   254,359          2,041,944
   Volvo AB - Class A                                30,300            451,299
   Volvo AB - Class B                                30,400            460,463
                                                                --------------
  TOTAL SWEDEN                                                      15,352,367
                                                                --------------
  SWITZERLAND -- 5.1%
   ABB, Ltd.                                        123,987          3,328,460
   Actelion, Ltd.*                                   20,424          1,113,644
   Adecco SA                                         22,786          1,315,856
   Baloise Holding, Ltd.                              2,374            235,942
   BKW FMB Energie AG                                 1,165            148,631
   Compagnie Financiere Richemont AG                 34,775          1,950,425

     The accompanying notes are integral part of the financial statements.

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 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
   Credit Suisse Group                               21,866     $    1,113,006
   Credit Suisse Group - ADR                         27,574          1,402,965
   Flughafen Zuerich AG                                 779            326,316
   Givaudan SA                                          289            285,915
   Holcim, Ltd. - Class B                            24,237          2,545,483
   Lonza Group AG                                     2,032            269,474
   Nestle SA                                         15,072          7,531,447
   Nobel Biocare Holding AG                             287             66,758
   Novartis AG                                       98,723          5,059,914
   Roche Holding AG - Genusschein                    12,129          2,282,660
   SGS Societe Generale de Surveillance
     Holding SA                                         155            222,878
   Sonova Holdings AG (Phonak Holding AG)            20,185          1,851,630
   STMicroelectronics NV                            100,386          1,068,189
   Swatch Group AG                                    6,628          1,771,960
   Swiss Life Holding*                                1,667            463,289
   Swiss Reinsurance                                 15,981          1,395,984
   Syngenta AG                                          959            281,008
   Synthes, Inc.                                        635             88,814
   The Swatch Group AG                               19,139            982,871
   UBS AG*                                           92,061          2,675,340
   Zurich Financial Services AG                      41,478         13,062,375
                                                                --------------
  TOTAL SWITZERLAND                                                 52,841,234
                                                                --------------
  TAIWAN -- 2.5%
   Acer, Inc.                                       271,000            485,275
   Advanced Semiconductor Engineering, Inc.          63,136             61,516
   Altek Corp.                                       41,000             63,431
   Asia Cement Corp.                                 75,000            134,054
   Asia Optical Co., Inc.                            11,000             29,546
   Asustek Computer, Inc.                           230,118            674,155
   Au Optronics Corp.                               162,300          2,789,937
   AU Optronics Corp.                               287,000            497,865
   Catcher Technology Co., Ltd.                       7,800             29,013
   Cathay Financial Holding Co., Ltd.               117,000            298,474
   Cathay Financial Holding Co., Ltd. 144A GDR*@      5,161            131,660
   Cathay Real Estate Development Co., Ltd.          84,000             74,656
   Chang Hwa Commercial Bank                         67,000             50,615
   Cheng Shin Rubber Industry Co., Ltd.             247,000            501,651
   Chi Mei Optoelectronics Corp.                     62,000             81,634
   China Airlines                                   101,000             58,679
   China Development Financial Holding Corp.        184,370             84,965
   China Life Insurance Co., Ltd.                   411,000            321,987
   China Motor Corp.                                 73,000             70,646
   China Petrochemical Development Corp.            130,000             69,751
   China Steel Corp.                                503,000            794,746
   Chinatrust Financial Holding Co., Ltd.*          193,000            186,460
   Chong Hong Construction Co.                       21,000             63,803
   Chroma Ate, Inc.                                 134,000            317,142
   Chunghwa Picture Tubes, Ltd.*                    166,000             50,763
   Chunghwa Telecom Co., Ltd.                       618,363          1,626,334
   Chunghwa Telecom Co., Ltd. - ADR                  19,960            519,359


                                                   SHARES            VALUE
                                                  ---------     --------------
   Clal Industries & Investments                     10,562     $       54,714
   CMC Magnetics Corp.                              177,000             58,263
   Compal Electronics, Inc.                          58,000             55,653
   Delta Electronics, Inc.                           22,000             65,031
   E.Sun Financial Holding Co., Ltd.                 99,000             60,450
   Epistar Corp.                                     10,000             28,012
   Eva Airways Corp.*                               144,000             86,269
   Evergreen Marine Corp. Taiwan, Ltd.               94,000             92,826
   Everlight Electronics Co., Ltd.                   18,000             61,028
   Far Eastern Department Stores Co., Ltd.           40,000             66,361
   Far Eastern Textile Co., Ltd.                     54,590             92,003
   Far Eastern Textile Co., Ltd. - GDR               11,439            192,787
   Far EasTone Telecommunications Co., Ltd.          93,723            160,423
   Feng Hsin Iron & Steel Co.                        33,000             79,840
   First Financial Holding Co., Ltd.              1,369,000          1,435,266
   First Financial Holding Co., Ltd. RegS - GDR       4,342             91,008
   Formosa Chemicals & Fibre Corp.                   72,000            186,758
   Formosa Petrochemical Corp.                       33,000             98,089
   Formosa Plastics Corp.                           234,000            707,866
   Formosa Taffeta Co., Ltd.                         59,000             66,808
   Foxconn Technology Co., Ltd.                       7,000             41,475
   Fubon Financial Holding Co., Ltd.                733,000            832,420
   Fubon Financial Holding Co., Ltd. - GDR            6,990             79,381
   Giant Manufacturing Co., Ltd.                     25,000             62,954
   Great Wall Enterprise Co.                         52,000             68,553
   HannStar Display Corp.*                          134,000             57,782
   High Tech Computer Corp.                          39,000            876,808
   HON HAI Precision Industry Co., Ltd.             128,000            733,126
   Hua Nan Financial Holdings Co., Ltd.              67,000             61,752
   Innolux Display Corp.                             33,000             86,792
   Inventec Appliances Corp.                         30,000             59,744
   Inventec Co., Ltd.                                96,000             58,776
   KGI Securities Co., Ltd.                         101,000             75,635
   Largan Precision Co., Ltd.                         5,000             52,091
   Lite-On Technology Corp.                          33,225             38,661
   Macronix International                           127,000             57,690
   MediaTek, Inc.                                    17,000            223,835
   Mega Financial Holding Co., Ltd.                 135,000            105,984
   Mitac International                               68,000             61,555
   Motech Industries, Inc.                            8,000             54,905
   Nan Kang Rubber Tire Co., Ltd.                    36,000             67,546
   Nan Ya Plastics Corp.                            274,000            680,953
   Nan Ya Printed Circuit Board Corp.                10,000             47,894
   Nanya Technology Corp.                            93,000             55,409
   Novatek Microelectronics Corp. Ltd.               10,000             36,538
   Polaris Securities Co., Ltd.                     105,000             75,001
   POU Chen Corp.                                   101,000             98,242

     The accompanying notes are integral part of the financial statements.

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 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
   Powerchip Semiconductor Corp.                    107,000     $       39,976
   Powertech Technology, Inc.                        17,000             60,995
   President Chain Store Corp.                       28,000             95,854
   ProMos Technologies, Inc.                        114,000             27,881
   Qisda Corp.                                       64,000             53,931
   Quanta Computer, Inc.                             39,000             53,854
   Realtek Semiconductor Corp.                        8,400             25,051
   Richtek Technology Corp.                           7,000             55,761
   Ruentex Industries, Ltd.                          65,000             62,048
   Sanyang Industrial Co., Ltd.                      88,000             66,769
   Shin Kong Financial Holding Co., Ltd.             67,339             50,539
   Siliconware Precision Industries Co.             359,000            602,676
   Sino-American Silicon Products, Inc.               9,000             62,657
   SinoPac Financial Holdings Co., Ltd.             121,000             57,354
   Synnex Technology International Corp.             18,000             48,941
   Tainan Spinning Co., Ltd.                        108,000             62,213
   Taishin Financial Holdings Co., Ltd.*             82,000             41,028
   Taiwan Cement Corp.                              122,000            236,534
   Taiwan Cooperative Bank                          421,000            415,048
   Taiwan Fertilizer Co., Ltd.                       16,000             69,784
   Taiwan Glass Industrial Corp.                     51,000             62,450
   Taiwan Kolin Co., Ltd.*                          141,000             60,337
   Taiwan Mobile Co., Ltd.                          134,527            259,051
   Taiwan Semiconductor Manufacturing Co., Ltd.   1,185,000          2,461,314
   Taiwan Semiconductor
     Manufacturing Co., Ltd. - ADR                   18,587            190,888
   Taiwan Tea Corp.*                                103,000             93,915
   Tatung Co., Ltd.*                                102,000             65,808
   Teco Electric & Machinery Co., Ltd.              111,000             68,326
   The Ambassador Hotel                              41,000             69,774
   Tripod Technology Corp.                           18,000             60,732
   TSRC Corp.                                        44,000             71,259
   Tung Ho Steel Enterprise Corp.                    35,000             65,669
   U-Ming Marine Transport Corp.                    191,000            576,530
   Uni-President Enterprises Corp.                  139,000            206,124
   Unimicron Technology Corp.                        37,000             51,153
   United Microelectronics Corp.                    177,777            109,430
   Walsin Lihwa Corp.                               120,000             59,250
   Wan Hai Lines, Ltd.                               78,000             72,661
   Winbond Electronics Corp.                        184,000             54,389
   Wintek Corp.                                      58,000             52,312
   Wistron Corp.                                     24,000             38,236
   Yang Ming Marine Transport Corp.                  76,000             59,915
   Yuanta Financial Holding Co., Ltd.*              190,000            178,245
   Yulon Motor Co., Ltd.                             43,000             62,562
   Zinwell Corp.                                     19,000             48,783
                                                                   -----------
  TOTAL TAIWAN                                                      25,847,081
                                                                   -----------


                                                   SHARES            VALUE
                                                  ---------     --------------
  THAILAND -- 0.7%
   Advanced Info Service PCL                         90,900     $      288,709
   Airports of Thailand PCL                          56,200            101,744
   Bangkok Bank PCL                                  80,100            343,449
   Bangkok Bank Public Co., Ltd.                    164,100            724,469
   Bangkok Dusit Medical Service PCL                 69,000             69,581
   Bangkok Expressway PCL                            50,500             32,560
   Bank of Ayudhya PCL*                             175,300            128,615
   Banpu PCL                                         33,600            451,491
   BEC World  PCL                                    66,700             60,376
   Bumrungrad Hospital PCL                           54,000             58,314
   Calcomp Electronics Thailand PCL                 211,500             35,267
   Central Pattana PCL                               44,600             40,017
   CH Karnchang PCL                                 137,900             33,506
   Charoen Pokphand Foods PCL                       382,800             55,441
   CP ALL (Seven Eleven ) PCL                       203,400             67,186
   Delta Electronics Thai PCL                        52,900             35,452
   Electricity Generating PCL                        16,100             49,090
   Glow Energy PCL                                   53,700             54,578
   Hana Microelectronics PCL                         89,700             52,706
   IRPC PCL (Thai
     Petrochemical Industry PCL)                    624,900            114,123
   Italian-Thai Development PCL                     771,300            193,529
   Kasikornbank Public Co., Ltd.                     96,200            274,988
   Khon Kaen Sugar Industry PCL                     127,100             54,094
   Krung Thai Bank PCL*                             345,500            110,832
   Land & Houses PCL                                775,200            240,057
   Major Cineplex Group PCL                          98,300             56,823
   Minor International PCL*                         142,500             76,489
   Precious Shipping PCL                             45,400             35,040
   PTT Aromatics & Refining PCL                      59,778             71,673
   PTT Chemical PCL                                  85,600            285,469
   PTT Exploration & Production PCL                  98,100            701,067
   Quality House PCL                              2,929,534            265,570
   Ratchaburi Electricity Generating Holding PCL     46,000             67,572
   Regional Container Lines PCL                      71,800             55,643
   Samart Corp PCL                                  226,300             55,344
   Siam Cement PCL                                   38,200            259,641
   Siam City Bank PCL*                               63,100             34,471
   Siam City Cement PCL                               4,600             33,311
   Siam Commercial Bank PCL                         265,500            777,735
   Siam Makro PCL                                    18,000             57,170
   Sino Thai Engineering & Construction PCL*        180,500             28,320
   Thai Airways International PCL                    46,000             42,369
   Thai Beverage PCL                                344,000             66,228
   Thai Oil PCL                                     250,100            556,043
   Thai Union Frozen Products PCL                    48,300             30,835
   Thanachart Capital PCL                           120,600             59,371
   Thoresen Thai Agencies PCL                        87,600            118,247
   TMB Bank PCL*                                    546,200             22,726
   Total Access Communication PCL                    26,800             32,964

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
   True Corp. PCL*                                  157,500     $       25,512
                                                                --------------
  TOTAL THAILAND                                                     7,485,807
                                                                --------------
  TURKEY -- 0.7%
   Adana Cimento - Class A                            4,600             21,719
   Akbank TAS                                        45,700            191,801
   Akcansa Cimento AS                                 4,900             19,647
   Aksigorta AS                                       5,700             20,761
   Alarko Holding AS                                 12,489             25,647
   Anadolu Efes Biracilik ve Malt Sanayii AS         55,741            497,128
   Anadolu Efes Biracilik
     ve Malt Sanayii AS - ADR                             3                  5
   Arcelik                                            6,200             24,627
   Aygaz AS                                           9,500             32,039
   Bim Birlesik Magazalar AS                          1,250             98,366
   Cimsa Cimento Sanayi ve Tica                       4,400             21,929
   Dogan Sirketler Grubu Holding AS*                357,057            358,582
   Dogan Yayin Holding*                              28,097             48,011
   Dogus Otomotiv Servis ve Ticaret AS                6,500             25,088
   Eczacibasi Ilac Sanayi*                            6,500             17,635
   Enka Insaat ve Sanayi AS                          20,700            254,426
   Eregli Demir ve Celik Fabrikalari TAS             39,400            276,092
   Ford Otomotiv Sanayi AS                            9,100             70,929
   Haci Omer Sabinci Holding AS                      23,501             73,268
   Hurriyet Gazetecilik AS*                          10,809             16,526
   Ihlas Holding*                                    53,700             26,965
   Is Gayrimenkul Yatirim Ortakligi AS*              18,400             14,066
   Kardemir Karabuk Demir
     Celik Sanayi ve Ticaret AS*                     43,100             33,271
   KOC Holding AS*                                  116,681            325,304
   Koza Davetiyeleri Imalat
     Ithalat ve Ihracat AS*                           7,000             30,953
   Migros Turk TAS                                    7,645            112,300
   Petkim Petrokimya Holding*                        16,620             80,964
   Petrol Ofisi AS*                                  27,384            111,852
   Sekerbank TAS*                                    19,100             36,359
   Tofas Turk Otomobil Fabrikasi AS                   6,400             20,625
   Trakya Cam Sanayi AS*                             16,563             20,854
   Tupras-Turkiye Petrol Rafine                      40,192            888,604
   Turcas Petrolculuk AS                              7,000             45,117
   Turk Hava Yollari Anonim Ortakligi*               51,137            239,531
   Turk Sise ve Cam Fabrikalari AS                   16,590             20,515
   Turkcell Iletisim Hizmetleri AS*                 173,209          1,440,919
   Turkiye Garanti Bankasi AS                       180,036            809,575
   Turkiye Is Bankasi                                50,400            186,597
   Turkiye Sinai Kalkinma Bankasi AS*                19,300             17,502
   Ulker Biskuvi Sanayi AS                            8,022             15,992
   Yapi ve Kredi Bankasi AS*                         47,500             91,846
   Yazicilar Holding AS                               3,800             20,078
                                                                --------------
  TOTAL TURKEY                                                       6,684,015
                                                                --------------


                                                   SHARES            VALUE
                                                  ---------     --------------
  UKRAINE -- 0.1%
   Ukmafta Oil Co. - ADR*                               726     $      248,491
   UkrTelecom - GDR*                                 75,799            706,042
                                                                --------------
  TOTAL UKRAINE                                                        954,533
                                                                --------------
  UNITED ARAB EMIRATES -- 0.1%
   Air Arabia*                                       94,700             47,961
   Amlak Finance PJSC                                50,900             58,902
   DP World, Ltd.*                                   51,500             48,925
   Dubai Investments                                 80,700            110,307
   Dubai Islamic Bank PJSC                           59,455            151,365
   Ecobank Transnational, Inc.                       33,800             68,775
   Emaar Properties PJSC                             99,400            296,365
   Emirates NBD PJSC                                 14,000             51,272
   Tabreed*                                         286,760            187,394
   Union Properties PJSC*                            54,000             65,137
                                                                --------------
  TOTAL UNITED ARAB EMIRATES                                         1,086,403
                                                                --------------
  UNITED KINGDOM -- 11.4%
   3I Group PLC                                     388,456          6,398,843
   Alliance & Leicester PLC                          10,000            102,904
   Amec PLC                                          56,049            804,800
   Amlin PLC                                         24,016            129,524
   Anglo American PLC                                12,893            774,803
   Antofagasta PLC                                  707,648          9,845,024
   Associated British Foods PLC                      19,503            338,681
   AstraZeneca PLC                                   89,670          3,352,815
   Aviva PLC                                        140,978          1,727,706
   BAE Systems PLC                                  119,541          1,151,235
   Barclays PLC - ADR                                63,647          2,304,021
   BG Group PLC                                      80,960          1,875,093
   BHP Billiton PLC                                 164,325          4,875,580
   BP PLC                                            96,154            977,055
   British Airways PLC*                             102,144            474,869
   British American Tobacco PLC                      29,445          1,105,057
   British Energy Group PLC                          86,172          1,115,907
   BT Group PLC                                      21,260             91,665
   Burberry Group PLC                                14,432            129,034
   Cadbury Schweppes PLC                             16,387            180,011
   Carnival PLC                                      11,668            463,367
   Catlin Group, Ltd.                                18,008            158,057
   Centrica PLC                                     419,392          2,482,459
   Compass Group PLC                                211,117          1,350,199
   Dangote Sugar Refinery PLC                       211,920             74,203
   Diageo PLC                                        41,514            837,085
   Drax Group PLC                                    47,629            508,552
   Enterprise Inns PLC                               25,680            204,499
   GlaxoSmithKline PLC                              194,595          4,116,901
   GlaxoSmithKline PLC - ADR                         43,611          1,850,415
   HBOS PLC                                         159,715          1,775,069
   Home Finance Co.*                                195,000            106,606
   Home Retail Group PLC                            509,466          2,641,515
   HSBC Holdings PLC                                 10,943            180,259
   HSBC Holdings PLC - ADR                           75,983          6,253,401
   ICAP PLC                                          15,541            175,498
   IMI PLC                                           13,874            125,215
   Inchcape PLC                                      37,957            302,830
   International Power PLC                          234,567          1,852,813
   Intertek Group PLC                                 6,866            140,626
   Investec PLC                                      12,752             85,668
   ITV PLC                                          212,910            267,474
   J Sainsbury PLC                                   65,391            445,137
   Kazakhmys PLC                                    147,581          4,677,533

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
   Kingfisher PLC                                   128,140     $      335,691
   Land Securities Group PLC                         20,277            607,260
   Legal & General Group PLC                        440,253          1,104,411
   Meggitt PLC                                       18,000             98,508
   Millennium & Copthorne Hotels PLC                  7,687             63,312
   Mondi PLC                                         76,717            636,428
   Next PLC                                          95,779          2,165,088
   Old Mutual PLC                                   125,126            274,405
   Pearson PLC - ADR                                 34,583            469,637
   Peter Hambro Mining PLC*                           3,699             94,701
   Punch Taverns PLC                                 13,977            149,515
   QinetiQ PLC                                       23,240             89,017
   Reckitt Benckiser Group PLC                        8,872            491,431
   Reed Elsevier PLC                                  7,576             96,378
   Resolution PLC                                    62,807            853,224
   Reuters Group PLC                                109,838          1,264,335
   Rexam PLC*                                        32,206            272,607
   Rio Tinto PLC                                     27,885          2,896,029
   Rolls-Royce Group PLC*                            30,756            245,989
   Rolls-Royce Group PLC                          3,166,822              6,285
   Royal & Sun Alliance Insurance Group PLC           8,749             22,347
   Royal Bank of Scotland Group PLC                 569,179          3,809,626
   Schroders PLC                                     40,925            756,883
   Scottish & Newcastle PLC                          60,003            940,766
   Scottish & Southern Energy PLC                    21,918            610,730
   Segro PLC                                          4,165             41,991
   Shire PLC                                         49,468            955,744
   Sibir Energy PLC                                  31,591            344,205
   Smith & Nephew PLC                                63,014            833,525
   Stagecoach Group PLC                             171,753            824,900
   Taylor Wimpey PLC                                 30,619            113,939
   Tesco PLC                                        447,267          3,364,245
   Thomas Cook Group PLC                            282,534          1,626,111
   Tomkins PLC                                      413,933          1,468,445
   Tomkins PLC - ADR                                 11,196            159,207
   Unilever PLC                                     131,740          4,442,143
   Vedanta Resources PLC                             51,554          2,144,545
   Vodafone Group PLC                               879,783          2,634,792
   Vodafone Group PLC - ADR                         205,829          6,074,014
   WM Morrison Supermarkets PLC                     702,479          3,823,503
   WPP Group PLC                                      6,484             77,339
   Xstrata PLC                                       18,721          1,310,437
   Yell Group PLC                                    27,551             84,205
                                                                --------------
  TOTAL UNITED KINGDOM                                             117,507,901
                                                                --------------
  UNITED STATES -- 0.0%
   Thomson Reuters Corp.                              1,500             50,446
                                                                --------------
  TOTAL UNITED STATES                                                   50,446
                                                                --------------
  VIETNAM -- 0.1%
   Dragon Capital - Vietnam
     Enterprise Investments, Ltd.*                  268,861          1,021,672
                                                                --------------
  TOTAL VIETNAM                                                      1,021,672
                                                                --------------

  TOTAL COMMON STOCK
   (Cost $891,899,937)                                             881,785,709
                                                                --------------

 EXCHANGE-TRADED FUNDS -- 0.5%
   iShares DJ Euro STOXX 50                          54,935          3,159,536


                                                   SHARES            VALUE
                                                  ---------     --------------
   iShares MSCI Australia Index Fund                 18,056     $      465,123
   iShares MSCI Taiwan Index Fund                    78,149          1,238,662
                                                                --------------

   TOTAL EXCHANGE-TRADED FUNDS
     (Cost $4,905,436)                                               4,863,321
                                                                --------------

 PREFERRED STOCK -- 1.6%
  BRAZIL -- 1.3%
   AES Tiete SA, 10.01%                             770,000             25,232
   Aracruz Celulose SA B, 1.49%                       6,700             45,438
   Banco Bradesco SA, 0.04%                          65,500          1,819,756
   Banco Itau Holding Financeira SA, 0.32%           15,600            355,527
   Brasil Telecom Participacoes SA 4.33%             26,900            352,443
   Brasil Telecom SA, 3.93%                           4,100             44,512
   Braskem SA A, 4.61%                                3,300             28,210
   Centrais Eletricas Brasileiras SA B,               3,400             49,120
   Cia Brasileira de
   Distribuicao Grupo Pao de Acucar, 0.64%            2,800             57,366
   Cia de Bebidas das Americas, 2.36%                 6,000            451,906
   Cia Energetica de Minas Gerais, 2.58%             38,900            698,546
   Cia Energetica de Sao Paulo*                       4,100             68,462
   Cia Paranaense de Energia B, 0.90%                 1,800             29,400
   Cia Vale do Rio Doce A, 0.38%                    138,500          3,994,691
   Duratex SA, 1.27%                                  4,000             76,594
   Gerdau SA, 1.83%                                   4,200            128,295
   Gol Linhas Aereas Inteligentes SA, 2.99%           1,000             14,937
   Investimentos Itau SA, 0.12%                      38,000            220,243
   Klabin SA, 4.06%                                   8,500             28,096
   Lojas Americanas SA, 0.72%                        17,100            127,663
   Marcopolo SA, 2.99%                                7,900             25,843
   Metalurgica Gerdau SA, 2.38%                       1,800             74,679
   NET Servicos de Comunicacao SA*                    8,900             93,884
   Petroleo Brasileiro SA, 0.06%                     28,143          1,185,416
   Randon Participacoes SA, 0.62%                     5,000             38,041
   Sadia SA, 0.31%                                  190,500          1,114,968
   Suzano Papel e Celulose SA, 0.15%                  2,200             33,213
   Tam SA, 0.66%                                      1,300             25,078
   Tele Norte Leste Participacoes SA, 0.54%          13,500            356,215
   Telecomunicacoes de Sao Paulo SA, 3.24%              900             22,491
   Telemar Norte Leste SA A, 1.61%                    1,100             57,072
   Tim Participacoes SA, 2.49%                       10,000             32,370
   Ultrapar Participacoes SA, 3.08%                     900             30,769
   Usinas Siderurgicas de Minas Gerais SA A, 0.82%   23,650          1,323,953
   Vivo Participacoes SA*                            17,600            104,414
   Votorantim Celulose e Papel SA                     1,300             36,806
                                                                --------------
  TOTAL BRAZIL                                                      13,171,649
                                                                --------------

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
  CHILE -- 0.0%
   Embotelladora Andina SA B, 2.51%                  12,700     $       43,876
                                                                --------------
  TOTAL CHILE                                                           43,876
                                                                --------------
  CROATIA -- 0.0%
   Adris Grupa DD, 0.62%                              1,000             83,175
                                                                --------------
  TOTAL CROATIA                                                         83,175
                                                                --------------
  GERMANY -- 0.2%
   Fresenius SE AG, 1.21%                            23,670          1,971,223
   Porsche Automobil Holding SE AG, 0.58%               770            140,747
   Volkswagen AG, 1.82%                               1,160            192,751
                                                                --------------
  TOTAL GERMANY                                                      2,304,721
                                                                --------------
  RUSSIA -- 0.1%
   Silvinit, 2.39%                                      667            388,527
   Surgutneftegaz - ADR, 2.19%                        1,000             48,800
   Transneft, 0.77%                                      25             35,000
   Unified Energy System*                            56,000             49,560
    URSA Bank (Sibacadembank OJSC) - Class S*       149,055            178,866
                                                                --------------
  TOTAL RUSSIA                                                         700,753
                                                                --------------
  SOUTH AFRICA -- 0.0%
   Allied Electronics Corp., Ltd.*                   33,300            153,976
                                                                --------------
  TOTAL SOUTH AFRICA                                                   153,976
                                                                --------------
  SOUTH KOREA -- 0.0%
   Samsung Electronics Co., Ltd., 1.55%                 340            153,118
                                                                --------------
  TOTAL SOUTH KOREA                                                    153,118
                                                                --------------
  THAILAND -- 0.0%
   Siam Commercial Bank PCL*                         16,600             49,033
                                                                --------------
  TOTAL THAILAND                                                        49,033
                                                                --------------

  TOTAL PREFERRED STOCK
   (Cost $15,537,226)                                               16,660,301
                                                                --------------

 RIGHTS -- 0.0%
  BULGARIA -- 0.0%
   Doverie Holding AD*                                9,660                 78
                                                                --------------
  TOTAL BULGARIA                                                            78
                                                                --------------
  GREECE -- 0.0%
   Alapis Holding
     Industrial and
     Commercial SA of
     Pharmaceutical Chemical & Organic*              67,262            230,433
                                                                --------------
  TOTAL GREECE                                                         230,433
                                                                --------------
  INDONESIA -- 0.0%
   Bakrie & Brothers Tbk Pt*                     17,341,275                 --
                                                                --------------
  TOTAL INDONESIA                                                           --
                                                                --------------
  ISRAEL -- 0.0%
   Shanghai Industrial Holdings, Ltd.*                  140                 --
                                                                --------------
  TOTAL ISRAEL                                                              --
                                                                --------------
  MALAYSIA -- 0.0%
   Resorts World*                                    66,370                 --
   Wah Seong Corp. Bhd*                               4,750                 44
   WCT Engineering Bhd*                               7,093                 --
                                                                --------------
  TOTAL MALAYSIA                                                            44
                                                                --------------


                                                   SHARES            VALUE
                                                  ---------     --------------
  QATAR -- 0.0%
   First Finance Co. PQSC*                            9,070     $        7,603
                                                                --------------
  TOTAL QATAR                                                            7,603
                                                                --------------

  TOTAL RIGHTS
     (Cost $176,711)                                                   238,158
                                                                --------------

 WARRANTS -- 0.7%
   Citigroup Global Markets
     Holdings Warrants - Bank Exchange Fund*          6,357            104,631
   Citigroup Global Markets
     Holdings Warrants - Chinatrust
     Financial Holding Co., Ltd.*                   224,651            217,042
   Citigroup Global Markets
     Holdings Warrants - ICICI Bank, Ltd.*            4,145             79,500
   Citigroup Global Markets
     Holdings Warrants - Uni-President
     Enterprises Corp.*                              44,716             66,311
   CLSA Financial - CW10 ICICI Bank, Ltd.*            8,237            157,984
   Deutsche Bank AG/London
     - Hon Hai Precision Industry Co., Ltd.*         32,148            184,132
   Deutsche Bank AG/London - MediaTek, Inc.*          3,913             51,522
   Deutsche Bank AG/London
     - Taiwan Fertilizer Co., Ltd.*                  32,304            140,896
   Deutsche Bank AG/London - Tatung Co, Ltd.*       103,090             66,512
   Deutsche Bank AG/London
     - Unified Energy Systems*                            8                 --
   Deutsche Bank AG/London
     - Unified Energy
     Systems - Far East Holding*                          8             30,048
   Deutsche Bank AG/London
     - Unified Energy Systems - FSK*                      6            127,331
   Deutsche Bank AG/London
     - Unified Energy
     Systems - InterRao Holdings*                         8             25,119
   Deutsche Bank AG/London
     - Unified Energy Systems - MRSK Holding*             6            107,700
   Deutsche Bank AG/London
     - Unified Energy Systems - OGK2*                     8             42,067
   Deutsche Bank AG/London
     - Unified Energy Systems - OGK3*                     8             34,558
   Deutsche Bank AG/London
     - Unified Energy Systems - OGK4*                     6             70,889
   Deutsche Bank AG/London
     - Unified Energy Systems - OGK6*                     8             44,357
   Deutsche Bank AG/London
     - Unified Energy Systems - OGK7*                     6            149,176
   Deutsche Bank AG/London
     - Unified Energy Systems - TGK1*                     8             36,704

     The accompanying notes are integral part of the financial statements.

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WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager International Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
   Deutsche Bank AG/London
     - Unified Energy Systems - TGK10*                    8     $       26,934
   Deutsche Bank AG/London
     - Unified Energy Systems - TGK11*                    8              5,691
   Deutsche Bank AG/London
     - Unified Energy Systems - TGK12*                    8             12,862
   Deutsche Bank AG/London
     - Unified Energy Systems - TGK13*                    8             11,305
   Deutsche Bank AG/London
     - Unified Energy Systems - TGK14*                    8              2,253
   Deutsche Bank AG/London
     - Unified Energy Systems - TGK2*                     8             10,386
   Deutsche Bank AG/London
     - Unified Energy Systems - TGK3*                     8             56,445
   Deutsche Bank AG/London
     - Unified Energy Systems - TGK4*                     8             13,327
   Deutsche Bank AG/London
     - Unified Energy Systems - TGK6*                     8             11,648
   Deutsche Bank AG/London
     - Unified Energy Systems - TGK7*                     8             27,421
   Deutsche Bank AG/London
     - Unified Energy Systems - TGK8*                     8             19,610
   Deutsche Bank AG/London
     - Unified Energy Systems - TGK9*                     8             15,622
   Deutsche Bank AG/London
     - Unified Energy Systems - OGK1*                     6             60,607
   Gazit Globe, Ltd.*                                   300              3,364
   Merrill Lynch Int'l & Co. -
     CW09 Glenmark Pharmaceuticals, Ltd.*             3,800             46,483
   Merrill Lynch Int'l & Co. -
     CW09 Indiabulls Financial Services, Ltd.*        4,800             49,873
   Merrill Lynch Int'l & Co. -
     CW09 Larsen & Toubro, Ltd.*                      3,600            271,451
   Merrill Lynch Int'l & Co. - CW09 NTPC, Ltd.*      27,800            136,522
   Merrill Lynch Int'l & Co. -
     CW09 Oil & Natural Gas Corp., Ltd.*              6,100            149,227
   Merrill Lynch Int'l & Co. -
     CW09 Ranbaxy Laboratories, Ltd.*                 8,900             97,342
   Merrill Lynch Int'l & Co. -
     CW09 Steel Authority of India, Ltd.*             9,100             41,910
   Merrill Lynch Int'l & Co. - CW09 Tata
     Consultancy Services, Ltd.*                      3,100             62,665


                                                   SHARES            VALUE
                                                  ---------     --------------
   Merrill Lynch Int'l & Co. -
     CW10 Aditya Birla Nuvo, Ltd.*                    1,600     $       55,686
   Merrill Lynch Int'l & Co. -
     CW10 Ambuja Cements, Ltd.*                      26,400             79,664
   Merrill Lynch Int'l & Co. -
     CW10 Asian Paints, Ltd.*                         1,300             38,885
   Merrill Lynch Int'l & Co. -
     CW10 Bharat Heavy Electricals, Ltd.*             2,700            138,742
   Merrill Lynch Int'l & Co. -
     CW10 Crompton Greaves, Ltd.*                     5,500             37,766
   Merrill Lynch Int'l & Co. -
     CW10 HCL Technologies, Ltd.*                     8,500             53,661
   Merrill Lynch Int'l & Co. -
     CW10 HDFC Bank, Ltd.  - ADR*                     5,000            165,929
   Merrill Lynch Int'l & Co. -
     CW10 Hindustan Unilever, Ltd.*                  28,500            162,553
   Merrill Lynch Int'l & Co. -
     CW10 Hindustan Zinc, Ltd.*                       4,000             52,499
   Merrill Lynch Int'l & Co. -
     CW10 Indian Hotels Co., Ltd.*                   17,100             47,679
   Merrill Lynch Int'l & Co. -
     CW10 Infrastructure Development
     Finance Co., Ltd.*                              25,900             97,492
   Merrill Lynch Int'l & Co. -
     CW10 Jaiprakash Associates, Ltd.*               21,400            120,857
   Merrill Lynch Int'l & Co. -
     CW10 Nestle India, Ltd.*                         1,500             56,016
   Merrill Lynch Int'l & Co. -
     CW10 Pantaloon Retail India, Ltd.*               2,481             26,512
   Merrill Lynch Int'l & Co. -
     CW10 President Chain Store Corp.*               19,717             67,738
   Merrill Lynch Int'l & Co. - CW10 Sun
     Pharmaceutical Industries, Ltd.*                 2,400             73,672
   Merrill Lynch Int'l & Co. -
     CW10 Suzlon Energy, Ltd.*                       10,500             69,049
   Merrill Lynch Int'l & Co. -
     CW10 Tata Power Co., Ltd.*                       4,800            140,177
   Merrill Lynch Int'l & Co. -
     CW10 Tata Tea, Ltd.*                             1,900             39,158
   Merrill Lynch Int'l & Co. -
     CW10 Unitech, Ltd.*                             10,200             70,229
   Merrill Lynch Int'l & Co. - CW11 ACC, Ltd.*        2,900             59,720
   Merrill Lynch Int'l & Co. -
     CW11 Adani Enterprises, Ltd.*                    2,200             32,889
   Merrill Lynch Int'l & Co. -
     CW11 Bharat Forge, Ltd.*                         6,800             45,285

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)-- CONTINUED

--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                  ---------     --------------
   Merrill Lynch Int'l & Co. -
     CW11 Bharti Airtel, Ltd.*                       36,013     $      741,761
   Merrill Lynch Int'l & Co. -
     CW11 Cairn India, Ltd.*                          9,600             53,654
   Merrill Lynch Int'l & Co. -
     CW11 Cipla, Ltd./India*                         17,100             93,780
   Merrill Lynch Int'l & Co. -
     CW11 Dr. Reddy's Laboratories, Ltd.*             4,500             66,325
   Merrill Lynch Int'l & Co. -
     CW11 GlaxoSmithKline Pharmaceuticals, Ltd.*      2,300             59,812
   Merrill Lynch Int'l & Co. -
     CW11 GMR Infrastructure, Ltd.*                  10,700             39,743
   Merrill Lynch Int'l & Co. -
     CW11 Grasim Industries, Ltd.*                    1,400             89,877
   Merrill Lynch Int'l & Co. -
     CW11 Hero Honda Motors, Ltd.*                    3,600             62,330
   Merrill Lynch Int'l & Co. -
     CW11 Mahindra & Mahindra, Ltd.*                  5,900            102,520
   Merrill Lynch Int'l & Co. -
     CW11 Maruti Suzuki India, Ltd.*                  3,700             76,278
   Merrill Lynch Int'l & Co. -
     CW11 Reliance Capital, Ltd.*                     3,100             94,959
   Merrill Lynch Int'l & Co. -
     CW11 Reliance Communications, Ltd.*             18,300            231,881
   Merrill Lynch Int'l & Co. -
     CW11 Reliance Natural Resources, Ltd.*          22,300             55,423
   Merrill Lynch Int'l & Co. -
     CW11 Reliance Petroleum, Ltd.*                  23,100             89,976
   Merrill Lynch Int'l & Co. -
     CW11 Siemens India, Ltd.*                        3,800             58,475
   Merrill Lynch Int'l & Co. -
     CW11 Sterlite Industries India, Ltd.*            3,300             58,777
   Merrill Lynch Int'l & Co. -
     CW11 Tata Steel, Ltd.*                           8,000            139,684
   Merrill Lynch Int'l & Co. -
     CW11 United Spirits, Ltd.*                       2,200             82,368
   Merrill Lynch Int'l & Co. -
     CW11 Voltas, Ltd.*                               9,300             41,649
   Merrill Lynch Int'l & Co. - CW11 Zee
     Entertainment Enterprises, Ltd.*                 8,100             49,682
   Merrill Lynch Int'l & Co. - CW12 ABB, Ltd.*        1,600             47,317
   Merrill Lynch Int'l & Co. - CW12 Bosch, Ltd.*        500             46,478
   Merrill Lynch Int'l & Co. -
     CW12 Essar Oil, Ltd.*                           12,600             64,764
   Merrill Lynch Int'l & Co. -
     CW12 Idea Cellular, Ltd.*                       37,200             95,191
   Merrill Lynch Int'l & Co. -
     CW12 JSW Steel, Ltd.*                            2,000             41,267


                                                   SHARES            VALUE
                                                  ---------     --------------
   Merrill Lynch Int'l & Co. -
     CW12 Kotak Mahindra Bank, Ltd.*                  4,200     $       65,531
   Merrill Lynch Int'l & Co. -
     CW12 Lanco Infratech, Ltd.*                      3,700             35,838
   Merrill Lynch Int'l & Co. -
     CW12 Punj Lloyd, Ltd.*                           4,400             34,531
   Merrill Lynch Int'l & Co. -
     CW13 Central Reinsurance Co., Ltd.*                  1            115,405
   Merrill Lynch Int'l & Co. -
     CW13 Jindal Steel & Power, Ltd.*                   800             41,281
                                                                --------------
  TOTAL WARRANTS
   (Cost $7,185,205)                                                 7,477,842
                                                                --------------

 SHORT-TERM INVESTMENTS -- 0.5%
   BlackRock Liquidity Funds
    TempCash Portfolio -
    Institutional Series                          2,617,170          2,617,170
   BlackRock Liquidity Funds
    TempFund Portfolio -
    Institutional Series                          2,617,167          2,617,167
                                                                --------------

  TOTAL SHORT-TERM INVESTMENTS
   (Cost $5,234,337)                                                 5,234,337
                                                                --------------

 TOTAL INVESTMENTS -- 89.2%
   (Cost $924,938,852)+                                         $  916,259,668
 OTHER ASSETS IN EXCESS OF LIABILITIES -- 10.8%                    111,081,012
                                                                --------------
 NET ASSETS -- 100.0%                                           $1,027,340,680
                                                                ==============

 * Non-income producing security.
 @ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.
 + The cost for Federal income tax purposes is $929,805,878. At March 31, 2008 net unrealized depreciation was $13,546,210. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $83,163,064, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $96,709,274.
 ADR -- American Depository Receipt
 GDR -- Global Depository Receipt
 PLC -- Public Limited Company

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS | Multi-Manager Real Asset Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------       ------------
COMMON STOCK -- 1.8%
 CONSUMER DISCRETIONARY -- 0.5%
  Gaylord Entertainment Co.*                         35,800       $  1,084,382
  Starwood Hotels & Resorts Worldwide, Inc.          45,600          2,359,800
                                                                  ------------
                                                                     3,444,182
                                                                  ------------
 FINANCIALS -- 1.0%
  Colonial Properties Trust                          47,000          1,130,350
  Digital Realty Trust, Inc.                         17,300            614,150
  HRPT Properties Trust                             129,000            868,170
  MI Developments, Inc. - Class A                    48,200          1,384,304
  UDR, Inc.                                          77,500          1,900,300
  Weingarten Realty, Inc.                            34,900          1,201,956
                                                                  ------------
                                                                     7,099,230
                                                                  ------------
 INDUSTRIAL/OFFICE -- 0.3%
  Brookfield Properties Corp.                       105,000          2,027,550
                                                                  ------------
 TOTAL COMMON STOCK
  (Cost $13,367,053)                                                12,570,962
                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS -- 15.5%
 DIVERSIFIED/OTHER -- 1.0%
  iStar Financial, Inc.                              43,300            607,499
  Plum Creek Timber Co., Inc.                        34,800          1,416,360
  Vornado Realty Trust                               60,900          5,250,189
                                                                  ------------
                                                                     7,274,048
                                                                  ------------
 HEALTH CARE -- 1.3%
  BioMed Realty Trust, Inc.                         109,100          2,606,399
  Health Care Property Investors, Inc.               23,500            794,535
  Healthcare Realty Trust, Inc.                      79,800          2,086,770
  Nationwide Health Properties, Inc.                 75,000          2,531,250
  Omega Healthcare Investors, Inc.                   70,900          1,230,824
                                                                  ------------
                                                                     9,249,778
                                                                  ------------
 INDUSTRIAL/OFFICE -- 4.2%
  Allied Properties Real
    Estate Investment Trust(1)                       45,700            865,960
  AMB Property Corp.                                 44,000          2,394,480
  Boston Properties, Inc.                            67,400          6,205,518
  Brandywine Realty Trust                            66,600          1,129,536
  Corporate Office Properties Trust                  41,500          1,394,815
  DCT Industrial Trust, Inc.                        197,000          1,962,120
  Douglas Emmett, Inc.                                8,800            194,128
  Duke Realty Corp.                                  65,700          1,498,617
  First Potomac Realty Trust                         47,300            727,001
  Highwoods Properties, Inc.                         17,500            543,725
  Kilroy Realty Corp.                                33,300          1,635,363
  Liberty Property Trust                            131,500          4,090,965
  Mack-Cali Realty Corp.                             38,000          1,356,980
  Mission West Properties, Inc.                     122,800          1,160,460
  ProLogis                                           50,600          2,978,316
  PS Business Parks, Inc.                            23,500          1,219,650
                                                                  ------------
                                                                    29,357,634
                                                                  ------------
 INFORMATION TECHNOLOGY -- 0.1%
  Dupont Fabros Technology, Inc.                     49,900            822,851
                                                                  ------------
 LODGING/RESORTS -- 0.6%
  Ashford Hospitality Trust, Inc.                    95,300            541,304


                                                   PRICIPAL
                                                    AMOUNT/          MARKET
                                                    SHARES           VALUE
                                                   --------       ------------
  Hospitality Properties Trust                       11,200       $    381,024
  Host Hotels & Resorts, Inc.                       191,900          3,055,048
                                                                  ------------
                                                                     3,977,376
                                                                  ------------
 RESIDENTIAL -- 2.4%
  American Campus Communities, Inc.                  45,100          1,233,936
  Apartment Investment & Management Co. - Class A    86,100          3,083,241
  AvalonBay Communities, Inc.                        33,200          3,204,464
  BRE Properties, Inc. - Class A                     15,400            701,624
  Camden Property Trust                              48,000          2,409,600
  Equity Residential                                131,000          5,435,190
  Sun Communities, Inc.                              37,400            766,700
                                                                  ------------
                                                                    16,834,755
                                                                  ------------
 RETAIL -- 5.1%
  Cedar Shopping Centers, Inc.                       32,700            381,936
  Developers Diversified Realty Corp.                82,000          3,434,160
  Federal Realty Investment Trust                    36,000          2,806,200
  General Growth Properties, Inc.                    54,000          2,061,180
  Kimco Realty Corp.                                 41,600          1,629,472
  Kite Realty Group Trust                           134,700          1,885,800
  Pennsylvania Real Estate Investment Trust          48,500          1,182,915
  Post Properties, Inc.                              26,500          1,023,430
  Ramco-Gershenson Properties Trust                  56,200          1,186,382
  Realty Income Corp.                                23,900            612,318
  Regency Centers Corp.                              61,500          3,982,740
  Simon Property Group, Inc.                         96,400          8,956,524
  Tanger Factory Outlet Centers, Inc.                31,300          1,204,111
  Taubman Centers, Inc.                              46,500          2,422,650
  The Macerich Co.                                   43,000          3,021,610
                                                                  ------------
                                                                    35,791,428
                                                                  ------------
 SELF STORAGE -- 0.8%
  Extra Space Storage, Inc.                          69,000          1,117,110
  Public Storage, Inc.                               53,300          4,723,446
                                                                  ------------
                                                                     5,840,556
                                                                  ------------

 TOTAL REAL ESTATE INVESTMENT TRUSTS
  (Cost $108,115,635)                                              109,148,426
                                                                  ------------

 STRUCTURED NOTE -- 6.7%
  Deutsche Bank AG, London
    Branch, Structured Note
    Linked to the DB Liquid
    Commodity Index, 5.24%,
    08/04/08 (Cost $22,000,000)                 $22,000,000         47,471,600
                                                                  ------------

 EXCHANGE-TRADED FUNDS -- 10.7%
  iShares Cohen & Steers Realty
    Majors Index Fund                                67,017          5,387,497
  iShares Dow Jones U.S. Real Estate
    Index Fund                                       29,400          1,913,940
  iShares Lehman U.S. Treasury Inflation
    Protected Securities Index Fund                 117,181         12,878,192

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER | Multi-Manager Real Asset Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                   PRICIPAL
                                                    AMOUNT/          MARKET
                                                    SHARES           VALUE
                                                   --------       ------------
  PowerShares DB Commodity Index
    Tracking Fund*                                1,533,224       $ 54,843,422
                                                                  ------------

 TOTAL EXCHANGE-TRADED FUNDS
  (Cost $63,546,185)                                                75,023,051
                                                                  ------------

 EXCHANGE-TRADED NOTES -- 9.1%
  iPATH Dow Jones-AIG
    Commodity Index Total
    Return Note*
    (Cost $58,751,813)                            1,036,064         63,728,297
                                                                  ------------

 INVESTMENT COMPANIES -- 5.1%
  PIMCO Commodity
    RealReturn Strategy
    Fund - Institutional
    Shares
    (Cost $28,077,146)                            1,975,558         36,192,218
                                                                  ------------

 U.S. TREASURY OBLIGATIONS -- 42.2%
  U.S. Treasury Inflation
  Indexed Notes, 0.88%,
  04/15/10                                       $2,201,000          2,509,233
  U.S. Treasury Inflation
  Indexed Notes, 3.50%,
  01/15/11                                       25,343,000         33,984,066
  U.S. Treasury Inflation
  Indexed Notes, 3.00%,
  07/15/12                                       24,772,000         32,588,813
  U.S. Treasury Inflation
  Indexed Notes, 1.88%,
  07/15/13                                       30,086,000         37,288,636
  U.S. Treasury Inflation
  Indexed Notes, 2.00%,
  07/15/14                                       37,820,000         45,986,703
  U.S. Treasury Inflation
  Indexed Notes, 1.63%,
  01/15/15                                       34,171,000         40,060,823
  U.S. Treasury Inflation
  Indexed Notes, 1.88%,
  07/15/15                                        8,040,000          9,416,674
  U.S. Treasury Inflation
  Indexed Notes, 2.63%,
  07/15/17                                       10,018,000         11,624,617
  U.S. Treasury Inflation
  Indexed Notes, 2.38%,
  01/15/25                                       12,309,000         14,994,948
  U.S. Treasury Inflation
  Indexed Notes, 2.00%,
  01/15/26                                       16,822,000         18,440,736
  U.S. Treasury Inflation
  Indexed Notes, 3.63%,
  04/15/28                                       15,715,000         26,590,154
  U.S. Treasury Inflation
  Indexed Notes, 3.88%,
  04/15/29                                       13,803,000         23,954,050
                                                                  ------------

 TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $262,174,143)                                              297,439,453
                                                                  ------------

SHORT-TERM INVESTMENTS -- 8.1%
 CERTIFICATES OF DEPOSIT -- 0.2%
  Bank of Scotland
  PLC/New York, 4.49%,
  11/14/08                                        1,000,000            999,856
                                                                  ------------


                                                   SHARES            VALUE
                                                  ---------       ------------
 COMMERCIAL PAPER -- 4.8%
  American Honda US
  Finance, 2.81%, 04/22/08                        2,250,000       $  2,245,878
  Astrazeneca, 2.74%,
  08/20/08                                        2,250,000          2,225,993
  Bank of America Corp.,
  2.75%, 05/01/08                                 2,247,000          2,241,851
  Fortis Funding LLC,
  2.98%, 05/13/08                                 2,250,000          2,242,528
  General Electric
  Capital Corp., 2.73%,
  08/04/08                                        2,250,000          2,228,611
  HSBC USA, Inc., 2.90%,
  06/04/08                                        2,250,000          2,238,897
  JPMorgan Chase, 2.78%,
  08/13/08                                        2,250,000          2,226,881
  Lloyds Bank PLC, NY,
  2.99%, 05/30/08                                 2,250,000          2,239,879
  Natexis Banque US
  Finance Co., 2.97%,
  07/07/08                                        2,250,000          2,233,340
  Nationwide Life
  Insurance Co., 2.45%,
  04/23/08                                        2,250,000          2,246,631
  Nestle Capital Corp.,
  2.75%, 05/23/08                                 2,250,000          2,241,568
  Societe Generale,
  2.73%, 06/18/08                                 2,250,000          2,236,605
  Svenska Handelsbanken,
  2.99%, 05/19/08                                 2,250,000          2,242,223
  Toyota Motor Credit
  Corp., 2.48%, 08/08/08                          2,250,000          2,227,957
  UBS Finance, Inc.,
  2.67%, 07/14/08                                 2,250,000          2,232,150
                                                                  ------------
                                                                    33,550,992
                                                                  ------------
 MONEY MARKET FUNDS -- 2.0%
  BlackRock Liquidity
  Funds TempCash
  Portfolio -
  Institutional Series                            7,161,048          7,161,048
  BlackRock Liquidity
  Funds TempFund
  Portfolio -
  Institutional Series                            7,161,045          7,161,045
                                                                  -------------
                                                                    14,322,093
                                                                  ------------
 U.S. AGENCY OBLIGATIONS -- 1.1%
  Federal Home Loan Banks
  Notes, 4.75%, 06/11/08                          4,000,000          4,017,844
  Federal National
  Mortgage Association,
  4.75%, 08/25/08                                 3,800,000          3,835,055
                                                                  ------------
                                                                     7,852,899
                                                                  ------------

 TOTAL SHORT-TERM INVESTMENTS
  (Cost $56,724,424)                                                56,725,840
                                                                  ------------

 TOTAL INVESTMENTS -- 99.2%
  (Cost $612,756,399)+                                            $698,299,847
 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                       5,662,697
                                                                  ------------
 NET ASSETS -- 100.0%                                             $703,962,544
                                                                  ============

*    Non-income producing security.
+ The cost for Federal income tax purposes is $616,369,084. At March 31, 2008 net unrealized appreciation was $81,930,763. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $93,565,189, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $11,634,426.
(1)  Foreign-denominated security; Canadian

     The accompanying notes are integral part of the financial statements.

(2) Structured note is leveraged, providing an exposure to the Deutsche Bank Liquid Commodity Index - Optimum Yield Excess Return (the "Index") of three times the principal amount. The notational principal exposure to the Index return as of March 31, 2008 was $66,000,000.
 PLC -- Public Limited Company

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS | Aggressive Asset Allocation Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                    ---------      -----------
 AFFILIATED INVESTMENT COMPANIES++ -- 100.2%
  Wilmington Multi-Manager International Fund       2,904,070      $25,497,737
  Wilmington Multi-Manager Large-Cap Fund           1,841,523       22,687,565
  Wilmington Multi-Manager Real Asset Fund            726,352       12,224,512
  Wilmington Multi-Manager Small-Cap Fund             134,213        1,224,026
  Wilmington Prime Money Market Fund+                 299,703          299,703
                                                                   -----------

 TOTAL AFFILIATED INVESTMENT COMPANIES
  (Cost $62,982,235)                                                61,933,543
                                                                   -----------

 TOTAL INVESTMENTS -- 100.2%
  (Cost $62,982,235)+                                              $61,933,543
 LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%                      (124,035)
                                                                   -----------
 NET ASSETS -- 100.0%                                              $61,809,508
                                                                   ===========

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.
+ The cost for Federal income tax purposes is $63,697,459. At March 31, 2008 net unrealized depreciation was $1,763,916. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,289,366, and aggregate gross unrealized depreciation for all securities fo which there was an excess of tax cost over market value of $3,053,282.

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS | Moderate Asset Allocation Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                    ---------      -----------
 AFFILIATED INVESTMENT COMPANIES++ -- 99.5%
  Wilmington Multi-Manager International Fund       1,005,333      $ 8,826,821
  Wilmington Multi-Manager Large-Cap Fund             706,623        8,705,601
  Wilmington Multi-Manager Real Asset Fund            314,957        5,300,723
  Wilmington Multi-Manager Small-Cap Fund              79,830          728,049
  Wilmington Prime Money Market Fund*                  81,047           81,047
  Wilmington Short/Intermediate-Term Bond Fund      1,232,667       12,696,469
                                                                   -----------

 TOTAL AFFILIATED INVESTMENT COMPANIES
  (Cost $34,979,374)                                                36,338,710
                                                                   -----------

 TOTAL INVESTMENTS -- 99.5%
  (Cost $34,979,374)+                                              $36,338,710
 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                         182,114
                                                                   -----------
 NET ASSETS -- 100.0%                                              $36,520,824
                                                                   ===========

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.
+ The cost for Federal income tax purposes is $35,362,837. At March 31, 2008 net unrealized appreciation was $975,874. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,504,592, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $528,718.
*    Non-income producing security.

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS | Conservative Asset Allocation Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                    ---------      -----------
 AFFILIATED INVESTMENT COMPANIES++ -- 99.9%
  Wilmington Multi-Manager International Fund         231,949      $ 2,036,508
  Wilmington Multi-Manager Large-Cap Fund             107,496        1,324,349
  Wilmington Multi-Manager Real Asset Fund            106,320        1,789,362
  Wilmington Multi-Manager Small-Cap Fund              26,388          240,657
  Wilmington Prime Money Market Fund                   21,322           21,322
  Wilmington Short/Intermediate-Term Bond Fund        642,021        6,612,817
                                                                   -----------

 TOTAL AFFILIATED INVESTMENT COMPANIES
  (Cost $12,019,973)                                                12,025,015
                                                                   -----------

 TOTAL INVESTMENTS -- 99.9%
  (Cost $12,019,973)+                                              $12,025,015
 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                           9,887
                                                                   -----------
 NET ASSETS -- 100.0%                                              $12,034,902
                                                                   ===========

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.
+ The cost for Federal income tax purposes is $12,019,973. At March 31, 2008 net unrealized depreciation was $52,276. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $307,138, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $359,414.

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- ETF ALLOCATION FUND | ETF Allocation Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                    ---------      -----------
 EXCHANGE-TRADED FUNDS -- 99.5%
  iShares MSCI EAFE Growth Index Fund                  27,354      $ 1,977,147
  iShares MSCI EAFE Index Fund                        136,427        9,809,101
  iShares Russell 1000 Growth Index Fund              394,235       21,462,154
  Vanguard Emerging Markets Fund                       62,740        5,911,363
                                                                   -----------

 TOTAL EXCHANGE-TRADED FUNDS
  (Cost $40,036,838)                                                39,159,765
                                                                   -----------

 TOTAL INVESTMENTS -- 99.5%
   (Cost $40,036,838)+                                             $39,159,765
 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                         203,070
                                                                   -----------
 NET ASSETS -- 100.0%                                              $39,362,835
                                                                   ===========

+ The cost for Federal income tax purposes is $40,210,289. At March 31, 2008 net unrealized depreciation was $1,050,525. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $931,856, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,982,381.

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Large Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        -----------
COMMON STOCK -- 99.9%
 CONSUMER DISCRETIONARY -- 8.9%
  AUTO COMPONENTS -- 0.2%
  Autoliv, Inc.                                         190        $     9,538
  BorgWarner, Inc.                                      220              9,467
  Gentex Corp.                                           70              1,200
  Johnson Controls, Inc.                                540             18,252
  The Goodyear Tire & Rubber Co.*                        40              1,032
  TRW Automotive Holdings Corp.*                         60              1,402
                                                                   -----------
                                                                        40,891
                                                                   -----------
  AUTOMOBILES -- 1.0%
  Ford Motor Co.*                                    19,090            109,195
  General Motors Corp.                                1,870             35,624
  Harley-Davidson, Inc.                                 590             22,125
  Thor Industries, Inc.                                  90              2,679
                                                                   -----------
                                                                       169,623
                                                                   -----------
  DISTRIBUTORS -- 0.1%
  Genuine Parts Co.                                     400             16,088
                                                                   -----------
  DIVERSIFIED CONSUMER SERVICES -- 0.1%
  Apollo Group, Inc. - Class A*                         140              6,048
  Career Education Corp.*                                50                636
  H&R Block, Inc.                                       490             10,173
  Service Corp. International                           410              4,157
  Weight Watchers International, Inc.                   100              4,633
                                                                   -----------
                                                                        25,647
                                                                   -----------
  HOTELS, RESTAURANTS & LEISURE -- 1.1%
  Boyd Gaming Corp.                                      20                400
  Brinker International, Inc.                           340              6,307
  Carnival Corp.                                        730             29,550
  Choice Hotels International, Inc.                      20                682
  Darden Restaurants, Inc.                              140              4,557
  International Game Technology                         370             14,878
  International Speedway Corp. - Class A                 40              1,648
  Las Vegas Sands Corp.*                                 10                736
  Marriott International, Inc. - Class A                170              5,841
  McDonald's Corp.                                    1,090             60,789
  Panera Bread Co. - Class A*                            80              3,351
  Royal Caribbean Cruises, Ltd.                         460             15,134
  Scientific Games Corp.*                                20                422
  Starbucks Corp.*                                      370              6,475
  Starwood Hotels & Resorts Worldwide, Inc.             230             11,903
  The Cheesecake Factory, Inc.*                         130              2,833
  Wendy's International, Inc.                           150              3,459
  Wyndham Worldwide Corp.                               510             10,547
  Wynn Resorts, Ltd.                                     20              2,013
  Yum! Brands, Inc.                                     420             15,628
                                                                   -----------
                                                                       197,153
                                                                   -----------
  HOUSEHOLD DURABLES -- 0.8%
  Black & Decker Corp.                                  170             11,237
  Centex Corp.                                          190              4,600
  D.R. Horton, Inc.                                     640             10,080
  Fortune Brands, Inc.                                  200             13,900
  Garmin, Ltd.                                           60              3,241
  Harman International Industries, Inc.                  80              3,483


                                                     SHARES          VALUE
                                                     ------        -----------
  Jarden Corp.*                                          20        $       435
  KB Home Co.                                           250              6,182
  Leggett & Platt, Inc.                                 740             11,285
  Lennar Corp. - Class A                                430              8,088
  M.D.C. Holdings, Inc.                                  30              1,314
  Mohawk Industries, Inc.*                              120              8,593
  Newell Rubbermaid, Inc.                               710             16,238
  Pulte Corp.                                           270              3,929
  Ryland Group, Inc.                                    150              4,933
  Snap-On, Inc.                                         180              9,153
  The Stanley Works                                     150              7,143
  Toll Brothers, Inc.*                                  110              2,583
  Whirlpool Corp.                                       180             15,620
                                                                   -----------
                                                                       142,037
                                                                   -----------
  INTERNET & CATALOG RETAIL -- 0.1%
  Amazon.com, Inc.*                                      60              4,278
  Expedia, Inc.*                                        274              5,998
  IAC/Interactive Corp.*                                390              8,096
  NutriSystem, Inc.*                                     50                754
                                                                   -----------
                                                                        19,126
                                                                   -----------
  LEISURE EQUIPMENT & PRODUCTS -- 0.2%
  Brunswick Corp.                                       440              7,027
  Eastman Kodak Co.                                     490              8,658
  Hasbro, Inc.                                          230              6,417
  Mattel, Inc.                                          640             12,736
  Pool Corp.                                             20                378
                                                                   -----------
                                                                        35,216
                                                                   -----------
  MEDIA -- 2.8%
  Cablevision Systems New York Group - Class A*         970             20,787
  CBS Corp. - Class B                                 1,660             36,653
  Citadel Broadcasting Corp.                            181                300
  Comcast Corp. - Class A                             1,425             27,560
  Discovery Holding Co. - Class A*                      300              6,366
  Dish Network Corp.*                                   380             10,917
  DreamWorks Animation SKG, Inc. - Class A*              30                773
  Gannett Co., Inc.                                     870             25,274
  Harte-Hanks, Inc.                                     440              6,015
  Idearc, Inc.                                          140                510
  John Wiley & Sons, Inc. - Class A                     280             11,116
  Lamar Advertising Co. Class A*                        180              6,467
  Liberty Global, Inc. - Class A*                        50              1,704
  Meredith Corp.                                        100              3,825
  News Corp. - Class A                                2,140             40,125
  Omnicom Group, Inc.                                   480             21,206
  R.H. Donnelley Corp.*                                  90                455
  Regal Entertainment Group - Class A                 1,460             28,163
  The DIRECTV Group, Inc.*                              240              5,950
  The E.W. Scripps Co. - Class A                        220              9,242
  The Interpublic Group of Cos., Inc.*                  120              1,009
  The McClatchy Co. - Class A                           180              1,926
  The McGraw-Hill Cos., Inc.                            610             22,540
  The New York Times Co. -Class A                       320              6,042
  The Walt Disney Co.                                 2,250             70,605
  Time Warner Cable, Inc.*                               40                999
  Time Warner, Inc.                                   4,990             69,960

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Large Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        -----------
  Viacom, Inc. - Class B*                             1,040        $    41,205
  Virgin Media, Inc.                                    330              4,643
                                                                   -----------
                                                                       482,337
                                                                   -----------
  MULTILINE RETAIL -- 0.4%
  Big Lots, Inc.*                                        20                446
  Dillard's, Inc. - Class A                              30                516
  Dollar Tree, Inc.*                                     20                552
  Family Dollar Stores, Inc.                            270              5,265
  J.C. Penney Co., Inc.                                 260              9,805
  Kohl's Corp.*                                         210              9,007
  Macy's, Inc.                                          390              8,993
  Nordstrom, Inc.                                       160              5,216
  Sears Holdings Corp.*                                  30              3,063
  Target Corp.                                          530             26,860
                                                                   -----------
                                                                        69,723
                                                                   -----------
  SPECIALTY RETAIL -- 1.7%
  Abercrombie & Fitch Co. - Class A                      80              5,851
  Advance Auto Parts, Inc.                               50              1,703
  American Eagle Outfitters, Inc.                       250              4,378
  AnnTaylor Stores Corp.*                               190              4,594
  AutoNation, Inc.*                                     120              1,796
  AutoZone, Inc.*                                        60              6,830
  Barnes & Noble, Inc.                                   10                307
  Bed Bath & Beyond, Inc.*                              210              6,195
  Best Buy Co., Inc.                                    520             21,559
  Carmax, Inc.*                                          40                777
  Chico's FAS, Inc.*                                     50                356
  Circuit City Stores, Inc.                             210                836
  Coldwater Creek, Inc.*                                 60                303
  Dick's Sporting Goods, Inc.*                           20                536
  Foot Locker, Inc.                                     560              6,591
  GameStop Corp. - Class A*                              20              1,034
  Limited Brands, Inc.                                  650             11,115
  Lowe's Cos., Inc.                                   1,350             30,969
  O'Reilly Automotive, Inc.*                             10                285
  Office Depot, Inc.*                                   430              4,751
  OfficeMax, Inc.                                        30                574
  Penske Auto Group, Inc.                               440              8,562
  PetSmart, Inc.                                         10                204
  RadioShack Corp.                                      370              6,012
  Ross Stores, Inc.                                      50              1,498
  Sally Beauty Holdings, Inc.*                          250              1,725
  Staples, Inc.                                         880             19,457
  The Gap, Inc.                                         710             13,973
  The Home Depot, Inc.                                3,720            104,048
  The Sherwin-Williams Co.                              230             11,739
  The TJX Cos., Inc.                                    380             12,567
  Tiffany & Co.                                          20                837
  Tractor Supply Co.*                                    10                395
  TravelCenters of America LLC*                          18                110
  Urban Outfitters, Inc.*                                20                627
  Williams-Sonoma, Inc.                                  20                485
                                                                   -----------
                                                                       293,579
                                                                   -----------
  TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
  Coach, Inc.*                                          230              6,934
  Jones Apparel Group, Inc.                             480              6,442
  Liz Claiborne, Inc.                                   180              3,267
  NIKE, Inc. - Class B                                  480             32,640
  Polo Ralph Lauren Corp.                                80              4,663


                                                     SHARES          VALUE
                                                     ------        -----------
  V.F. Corp.                                            180        $    13,952
                                                                   -----------
                                                                        67,898
                                                                   -----------
 TOTAL CONSUMER DISCRETIONARY                                        1,559,318
                                                                   -----------
 CONSUMER STAPLES -- 10.3%
  BEVERAGES -- 2.2%
  Anheuser-Busch Cos., Inc.                           1,010             47,924
  Brown-Forman Corp. - Class B                          180             11,920
  Coca-Cola Enterprises, Inc.                           570             13,794
  Constellation Brands, Inc. Class A*                   210              3,711
  Hansen Natural Corp.*                                  10                353
  Molson Coors Brewing Co. - Class B                    140              7,360
  Pepsi Bottling Group, Inc.                            240              8,138
  PepsiAmericas, Inc.                                   170              4,340
  PepsiCo, Inc.                                       1,670            120,574
  The Coca-Cola Co.                                   2,790            169,827
                                                                   -----------
                                                                       387,941
                                                                   -----------
  FOOD & STAPLES RETAILING -- 1.7%
  BJ's Wholesale Club, Inc.*                             20                714
  Costco Wholesale Corp.                                220             14,294
  CVS Caremark Corp.                                    310             12,558
  Rite Aid Corp.*                                       660              1,940
  Safeway, Inc.                                         280              8,218
  SUPERVALU, Inc.                                       410             12,292
  Sysco Corp.                                           690             20,024
  The Kroger Co.                                        350              8,890
  Wal-Mart Stores, Inc.                               3,360            177,005
  Walgreen Co.                                          770             29,329
  Whole Foods Market, Inc.                              190              6,264
                                                                   -----------
                                                                       291,528
                                                                   -----------
  FOOD PRODUCTS -- 2.0%
  Archer-Daniels-Midland Co.                            450             18,522
  Bunge, Ltd.                                            60              5,213
  Campbell Soup Co.                                     630             21,388
  ConAgra Foods, Inc.                                 1,390             33,290
  Corn Products International, Inc.                      20                743
  Dean Foods Co.*                                       560             11,250
  Del Monte Foods Co.                                   330              3,145
  General Mills, Inc.                                   560             33,533
  H.J. Heinz Co.                                        640             30,061
  Hormel Foods Corp.                                     80              3,333
  Kellogg Co.                                           580             30,485
  Kraft Foods, Inc. - Class A                         2,932             90,921
  McCormick & Co., Inc.                                 250              9,242
  Sara Lee Corp.                                      1,600             22,368
  Smithfield Foods, Inc.*                                60              1,546
  The Hershey Foods Corp.                               380             14,315
  The J.M. Smucker Co.                                   20              1,012
  Tyson Foods, Inc. - Class A                           460              7,337
  Wm. Wrigley Jr. Co.                                   170             10,683
                                                                   -----------
                                                                       348,387
                                                                   -----------
  HOUSEHOLD PRODUCTS -- 1.9%
  Church & Dwight Co., Inc.                              10                542
  Colgate-Palmolive Co.                                 600             46,746
  Energizer Holdings, Inc.*                              80              7,238
  Kimberly-Clark Corp.                                  650             41,958
  Procter & Gamble Co.                                3,210            224,925
  The Clorox Co.                                        300             16,992
                                                                   -----------
                                                                       338,401
                                                                   -----------

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Large Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        -----------
  PERSONAL PRODUCTS -- 0.2%
  Alberto-Culver Co.                                    100        $     2,741
  Avon Products, Inc.                                   400             15,816
  Estee Lauder Cos., Inc. - Class A                     200              9,170
  NBTY, Inc.*                                           110              3,295
                                                                   -----------
                                                                        31,022
                                                                   -----------
  TOBACCO -- 2.3%
  Altria Group, Inc.                                  4,780            106,116
  Loews Corp. - Carolina Group.                         190             13,785
  Philip Morris International, Inc.*                  4,780            241,772
  Reynolds American, Inc.                               350             20,660
  UST, Inc.                                             290             15,811
                                                                   -----------
                                                                       398,144
                                                                   -----------
 TOTAL CONSUMER STAPLES                                              1,795,423
                                                                   -----------
 ENERGY -- 9.1%
  ENERGY EQUIPMENT & SERVICES -- 0.8%
  Baker Hughes, Inc.                                    210             14,385
  BJ Services Co.                                       340              9,693
  Cameron International Corp.*                           80              3,331
  Diamond Offshore Drilling, Inc.                        30              3,492
  Dresser-Rand Group, Inc.*                             100              3,075
  ENSCO International, Inc.                              30              1,879
  FMC Technologies, Inc.*                                20              1,138
  Global Industries, Ltd.*                               50                805
  Halliburton Co.                                       670             26,351
  Helix Energy Solutions Group, Inc.*                    10                315
  Helmerich & Payne, Inc.                                20                937
  National Oilwell Varco, Inc.*                         160              9,341
  Noble Corp.                                           100              4,967
  Oceaneering International, Inc.*                       20              1,260
  Patterson-UTI Energy, Inc.                             50              1,309
  Pride International, Inc.*                             20                699
  Rowan Cos., Inc.                                       30              1,235
  Schlumberger, Ltd.                                    380             33,060
  SEACOR Holdings, Inc.*                                 20              1,707
  Smith International, Inc.                              50              3,212
  Superior Energy Services, Inc.*                        30              1,189
  Tetra Technologies, Inc.*                              10                158
  Tidewater, Inc.                                        30              1,653
  Transocean, Inc*                                       97             13,114
  Unit Corp.*                                            10                567
  Weatherford International, Ltd.*                       10                725
                                                                   -----------
                                                                       139,597
                                                                   -----------
  OIL, GAS & CONSUMABLE FUELS -- 8.3%
  Anadarko Petroleum Corp.                              280             17,648
  Apache Corp.                                          150             18,123
  Arch Coal, Inc.                                        40              1,740
  Cabot Oil & Gas Corp.                                  60              3,050
  Cheniere Energy, Inc.*                                 10                198
  Chesapeake Energy Corp.                               190              8,769
  ChevronTexaco Corp.                                 3,240            276,566
  Cimarex Energy Co.                                     20              1,095
  ConocoPhillips                                      1,970            150,134
  Consol Energy, Inc.                                    40              2,768
  Denbury Resources, Inc.*                               60              1,713
  Devon Energy Corp.                                    300             31,299
  El Paso Corp.                                         100              1,664
  EOG Resources, Inc.                                    80              9,600
  Exxon Mobil Corp.                                   7,860            664,799
  Forest Oil Corp.*                                      30              1,469
  Foundation Coal Holdings, Inc.                        100              5,033


                                                     SHARES          VALUE
                                                     ------        -----------
  Frontier Oil Corp.                                    210        $     5,725
  Frontline, Ltd.                                       550             25,311
  Hess Corp.                                            130             11,463
  Holly Corp.                                            10                434
  Marathon Oil Corp.                                    800             36,480
  Massey Energy Co.                                      20                730
  Newfield Exploration Co.*                              20              1,057
  Noble Energy, Inc.                                    110              8,008
  Occidental Petroleum Corp.                            840             61,463
  Overseas Shipholding Group, Inc.                      130              9,105
  Patriot Coal Corp.*                                    22              1,033
  Peabody Energy Corp.                                   40              2,040
  Pioneer Natural Resources Co.                          50              2,456
  Plains Exploration & Production Co.*                  140              7,440
  Quicksilver Resources, Inc.*                           20                731
  Range Resources Corp.                                  30              1,904
  Southwestern Energy Co.*                               20                674
  Spectra Energy Corp.                                  100              2,275
  St. Mary Land & Exploration Co.                        50              1,925
  Sunoco, Inc.                                          230             12,068
  Tesoro Corp.                                          220              6,600
  Valero Energy Corp.                                   750             36,832
  W&T Offshore, Inc.                                     20                682
  Williams Cos., Inc.                                   380             12,532
  XTO Energy, Inc.                                      162             10,021
                                                                   -----------
                                                                     1,454,657
                                                                   -----------
 TOTAL ENERGY                                                        1,594,254
                                                                   -----------
 FINANCIALS -- 28.0%
  CAPITAL MARKETS -- 2.2%
  Affiliated Managers Group, Inc.*                       20              1,815
  Allied Capital Corp.                                1,020             18,799
  American Capital  Strategies, Ltd.                    390             13,322
  Ameriprise Financial, Inc.                            120              6,222
  BlackRock, Inc.                                        60             12,251
  E*TRADE Group, Inc.*                                1,630              6,292
  Eaton Vance Corp.                                     140              4,271
  Federated Investors, Inc.                             160              6,266
  Franklin Resources, Inc.                              230             22,308
  Goldman Sachs Group, Inc.                             290             47,963
  Invesco, Ltd.*                                        400              9,744
  Investment Technology Group, Inc.*                     20                924
  Janus Capital Group, Inc.                             260              6,050
  Jefferies Group, Inc.                                 190              3,065
  Lazard, Ltd. - Class A                                100              3,820
  Legg Mason, Inc.                                      200             11,196
  Lehman Brothers Holdings, Inc.                        510             19,196
  Merrill Lynch & Co., Inc.                           1,160             47,259
  Morgan Stanley                                      1,600             73,120
  Northern Trust Corp.                                  130              8,641
  Raymond James Financial, Inc.                          30                689
  SEI Investments Co.                                    60              1,481
  State Street Corp.                                    200             15,800
  T.Rowe Price Group, Inc.                               40              2,000
  The Bank of New York Mellon Corp.                     700             29,211


     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        -----------
  The Charles Schwab Corp.                            1,080        $    20,336
                                                                   -----------
                                                                       392,041
                                                                   -----------
  COMMERCIAL BANKS -- 4.8%
  Associated Banc-Corp.                                 250              6,657
  BancorpSouth, Inc.                                     40                926
  Bank of Hawaii Corp.                                  100              4,956
  BB&T Corp.                                          1,360             43,602
  BOK Financial Corp.                                    10                522
  City National Corp.                                    20                989
  Comerica, Inc.                                        390             13,681
  Cullen/Frost Bankers, Inc.                             60              3,182
  East West Bancorp, Inc.                                10                178
  Fifth Third Bancorp                                 1,940             40,585
  First Citizens BancShares, Inc. - Class A              30              4,181
  First Horizon National Corp.                          680              9,527
  Fulton Financial Corp.                                130              1,598
  Huntington Bancshares, Inc.                           790              8,492
  KeyCorp.                                            1,260             27,657
  M&T Bank Corp.                                        190             15,291
  Marshall & Ilsley Corp.*                              380              8,816
  National City Corp.                                 2,660             26,467
  PNC Financial Services Group                          600             39,342
  Popular, Inc.                                       1,250             14,575
  Regions Financial Corp.                             1,410             27,847
  SunTrust Banks, Inc.                                  750             41,355
  Synovus Financial Corp.                             1,350             14,931
  TCF Financial Corp.                                   550              9,856
  The Colonial BancGroup, Inc.                          500              4,815
  The South Financial Group, Inc.                        30                446
  U.S. Bancorp                                        4,010            129,764
  UnionBanCal Corp.                                     300             14,724
  Valley National Bancorp                                78              1,498
  Wachovia Corp.                                      4,520            122,040
  Webster Financial Corp.                               110              3,066
  Wells Fargo & Co.                                   6,470            188,277
  Whitney Holdings Corp.                                330              8,181
  Zions Bancorp                                         200              9,110
                                                                   -----------
                                                                       847,134
                                                                   -----------
  CONSUMER FINANCE -- 1.1%
  American Express Co.                                2,360            103,179
  Capital One Financial Corp.                         1,260             62,017
  Discover Financial Services                           460              7,530
  Nelnet, Inc. - Class A                                 30                353
  SLM Corp.*                                          1,200             18,420
  The First Marblehead Corp.                             90                672
  The Student Loan Corp.                                 40              3,956
                                                                   -----------
                                                                       196,127
                                                                   -----------
  DIVERSIFIED FINANCIAL SERVICES -- 5.8%
  Bank of America Corp.                              10,660            404,121
  CIT Group, Inc.                                       640              7,584
  Citigroup, Inc.                                    15,690            336,080
  CME Group, Inc.                                        20              9,382
  IntercontinentalExchange, Inc.*                        10              1,305
  JPMorgan Chase & Co.                                5,380            231,071
  Leucadia National Corp.                                90              4,070
  MSCI, Inc.*                                           330              9,817
  NYSE Euronext, Inc.                                    90              5,554
  The Nasdaq Stock Market, Inc.*                         20                773
                                                                   -----------
                                                                     1,009,757
                                                                   -----------
  INSURANCE -- 8.9%
  ACE, Ltd.                                           1,210             66,623


                                                     SHARES          VALUE
                                                     ------        -----------
  AFLAC, Inc.                                         1,110        $    72,094
  Alleghany Corp.*                                       10              3,483
  Allied World Assurance Holdings, Ltd.                 100              3,970
  American Financial Group, Inc.                        430             10,991
  American International Group, Inc.                  5,740            248,255
  American National Insurance Co.                        10              1,067
  AON Corp.                                             420             16,884
  Arch Capital Group, Ltd.*                             180             12,361
  Arthur J. Gallagher & Co.                              90              2,126
  Assurant, Inc.                                        340             20,692
  Axis Captial Holdings, Ltd.                           390             13,252
  Brown & Brown, Inc.                                    80              1,390
  Chubb Corp.                                         1,160             57,397
  Cincinnati Financial Corp.                            420             15,977
  CNA Financial Corp.                                   780             20,116
  Conseco, Inc.*                                      1,630             16,626
  Endurance Specialty Holdings, Ltd.                    180              6,588
  Erie Indemnity Co. - Class A                          110              5,631
  Everest Re Group, Ltd.                                210             18,801
  Fidelity National Financial, Inc. - Class A           160              2,933
  First American Corp.                                  410             13,915
  Genworth Financial, Inc. - Class A                  2,560             57,958
  Hartford Financial Services Group, Inc.               880             66,678
  HCC Insurance Holdings, Inc.                          420              9,530
  Lincoln National Corp.                                630             32,760
  Loews Corp.                                           960             38,611
  Markel Corp.*                                          20              8,799
  Marsh & McLennan Cos., Inc.                         1,150             28,003
  Mercury General Corp.                                 190              8,419
  MetLife, Inc.                                       1,990            119,917
  Old Republic International Corp.                    1,010             13,039
  OneBeacon Insurance Group, Ltd.                        30                571
  PartnerRe, Ltd.                                       200             15,260
  Philadelphia Consolidated Holding Corp.*              180              5,796
  Principal Financial Group, Inc.                       740             41,233
  Protective Life Corp.                                 250             10,140
  Prudential Financial, Inc.                            830             64,947
  Reinsurance Group of America, Inc.                    190             10,344
  RenaissanceRe Holdings, Ltd.                          160              8,306
  Safeco Corp.                                          450             19,746
  StanCorp Financial Group, Inc.                        170              8,111
  The Allstate Corp.                                  2,030             97,562
  The Hanover Insurance Group, Inc.                     230              9,462
  The Progressive Corp.                               2,540             40,818
  The Travelers Cos., Inc.                            1,800             86,130
  Torchmark Corp.                                       230             13,825
  TransAtlantic Holdings, Inc.                          200             13,270
  Unitrin, Inc.                                         210              7,421
  UnumProvident Corp.                                   800             17,608
  W.R. Berkley Corp.                                    710             19,660
  White Mountains Insurance Group, Ltd.                  20              9,600

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Large Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        -----------
  XL Capital, Ltd. - Class A                          1,300        $    38,415
                                                                   -----------
                                                                     1,553,111
                                                                   -----------
  REAL ESTATE INVESTMENT TRUSTS -- 2.4%
  AMB Property Corp.                                    130              7,075
  Annaly Mortgage Management, Inc.                      670             10,264
  Apartment Investment & Management Co. - Class A       393             14,073
  AvalonBay Communities, Inc.                           110             10,617
  Boston Properties, Inc.                               250             23,018
  Brandywine Realty Trust                               260              4,410
  BRE Properties, Inc. - Class A                        120              5,467
  Camden Property Trust                                  90              4,518
  CBL & Associates, Inc.                                300              7,059
  Colonial Properties Trust                             170              4,089
  Developers Diversified Realty Corp.                   240             10,051
  Duke Realty Corp.                                     450             10,265
  Equity Residential                                    520             21,575
  Essex Property Trust, Inc.                             60              6,839
  Federal Realty Investment Trust                        80              6,236
  General Growth Properties, Inc.                       420             16,031
  Health Care Property Investors, Inc.                  420             14,200
  Health Care REIT, Inc.                                190              8,575
  Hospitality Properties Trust                          320             10,886
  Host Hotels & Resorts, Inc.                           600              9,552
  HRPT Properties Trust                               1,290              8,682
  iStar Financial, Inc.                                 460              6,454
  Kilroy Realty Corp.                                    90              4,420
  Kimco Realty Corp.                                    400             15,668
  Liberty Property Trust                                240              7,466
  Mack-Cali Realty Corp.                                120              4,285
  Plum Creek Timber Co., Inc.                           260             10,582
  ProLogis                                              290             17,069
  Public Storage, Inc.                                  320             28,359
  Rayonier, Inc.                                        110              4,778
  Regency Centers Corp.                                 120              7,771
  Simon Property Group, Inc.                            390             36,235
  SL Green Realty                                        60              4,888
  Taubman Centers, Inc.                                 120              6,252
  The Macerich Co.                                      140              9,838
  UDR, Inc.                                             440             10,789
  Ventas, Inc.                                          190              8,533
  Vornado Realty Trust                                  230             19,828
  Weingarten Realty, Inc.                               210              7,232
                                                                   -----------
                                                                       423,929
                                                                   -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
  CB Richard Ellis Group, Inc. - Class A*                40                865
  Forest City Enterprises, Inc.                          10                368
  Forestar Real Estate Group, Inc*                       70              1,744
  Jones Lang LaSalle, Inc.                               10                773
  The St. Joe Co.                                        20                859
                                                                   -----------
                                                                         4,609
                                                                   -----------
  THRIFTS & MORTGAGE FINANCE -- 2.8%
  Astoria Financial Corp.                               200              5,432
  Capitol Federal Financial                             380             14,243
  Fannie Mae                                          5,900            155,288
  Freddie Mac                                         7,350            186,102
  Guaranty Financial Group, Inc.*                        70                743
  Hudson City Bancorp, Inc.                             990             17,503


                                                     SHARES          VALUE
                                                     ------        -----------
  Indymac Mortgage Holdings, Inc.                       340        $     1,686
  New York Community Bancorp, Inc.                      890             16,216
  People's United Financial, Inc.                       364              6,301
  Sovereign Bancorp, Inc.                               570              5,313
  Washington Federal, Inc.                              160              3,654
  Washington Mutual, Inc.                             6,560             67,568
                                                                   -----------
                                                                       480,049
                                                                   -----------
 TOTAL FINANCIALS                                                    4,906,757
                                                                   -----------
 HEALTH CARE -- 9.7%
  BIOTECHNOLOGY -- 0.6%
  Abraxis Bioscience, Inc.*                               7                414
  Amgen, Inc.*                                        1,200             50,136
  Amylin Pharmaceuticals, Inc.*                         150              4,381
  Biogen Idec, Inc.*                                    100              6,169
  Celgene Corp.*                                         10                613
  Cephalon, Inc.*                                        20              1,288
  Genentech, Inc.*                                      290             23,542
  Gilead Sciences, Inc.*                                240             12,367
  Millennium Pharmaceuticals, Inc.*                      30                464
  PDL BioPharma, Inc.*                                   10                106
                                                                   -----------
                                                                        99,480
                                                                   -----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
  Advanced Medical Optics, Inc.*                        130              2,639
  Baxter International, Inc.                            560             32,379
  Beckman Coulter, Inc.                                  20              1,291
  Becton, Dickinson and Co.                             220             18,887
  Boston Scientific Corp.*                              750              9,652
  C.R. Bard, Inc.                                        80              7,712
  Dentsply International, Inc.                          100              3,860
  Edwards Lifesciences Corp.*                            90              4,010
  Gen-Probe, Inc.*                                      100              4,820
  Hillenbrand Industries, Inc.                          110              5,258
  Hospira, Inc.*                                         10                428
  IDEXX Laboratories, Inc.*                             120              5,911
  Intuitive Surgical, Inc.*                              10              3,244
  Kinetic Concepts, Inc.*                                40              1,849
  Medtronic, Inc.                                     1,010             48,854
  St. Jude Medical, Inc.*                               210              9,070
  Stryker Corp.                                          60              3,903
  The Cooper Cos., Inc.                                  10                344
  Varian Medical Systems, Inc.*                         120              5,621
  Zimmer Holdings, Inc.*                                170             13,236
                                                                   -----------
                                                                       182,968
                                                                   -----------
  HEALTH CARE PROVIDERS & SERVICES -- 1.5%
  Aetna, Inc.                                           270             11,364
  AmerisourceBergen Corp.                               240              9,835
  Brookdale Senior Living, Inc.                          10                239
  Cardinal Health, Inc.                                 600             31,506
  CIGNA Corp.                                           250             10,142
  Community Health Systems, Inc.*                        40              1,343
  Coventry Health Care, Inc.*                           150              6,052
  DaVita, Inc.*                                          30              1,433
  Express Scripts, Inc. - Class A*                       90              5,789
  Health Management Associates, Inc. - Class A*       4,570             24,175
  Health Net, Inc.*                                      40              1,232
  Henry Schein, Inc.*                                    10                574
  Humana, Inc.*                                          60              2,692


     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Large Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        -----------
  Laboratory Corp. of America Holdings*                 120        $     8,842
  Lifepoint Hospitals, Inc.*                            180              4,945
  Lincare Holdings, Inc.*                                30                843
  McKesson Corp.                                        310             16,235
  Medco Health Solutions, Inc.*                         500             21,895
  Omnicare, Inc.                                        270              4,903
  Patterson Cos., Inc.*                                  60              2,178
  Pediatrix Medical Group, Inc.*                         30              2,022
  Quest Diagnostics, Inc.                               210              9,507
  Tenet Healthcare Corp.*                                50                283
  UnitedHealth Group, Inc.                            1,460             50,166
  Universal Health Services, Inc. - Class B              40              2,148
  VCA Antech, Inc.*                                      10                273
  WellPoint, Inc.*                                      510             22,506
                                                                   -----------
                                                                       253,122
                                                                   -----------
  HEALTH CARE TECHNOLOGY -- 0.0%
  Cerner Corp.*                                          20                746
  IMS Health, Inc.                                       10                210
                                                                   -----------
                                                                           956
                                                                   -----------
  LIFE SCIENCES TOOLS & SERVICES -- 0.1%
  Applera Corp. - Applied Biosystems Group              160              5,258
  Charles River Laboratories International, Inc.*        20              1,179
  Covance, Inc.*                                         30              2,489
  Invitrogen Corp.*                                      20              1,709
  PerkinElmer, Inc.                                      10                242
  Pharmaceutical Product Development, Inc.               10                419
  Thermo Electron Corp.*                                150              8,526
  Waters Corp.*                                          90              5,013
                                                                   -----------
                                                                        24,835
                                                                   -----------
  PHARMACEUTICALS -- 6.5%
  Abbott Laboratories                                 1,990            109,748
  Allergan, Inc.                                         70              3,947
  APP Pharmaceuticals, Inc.*                             30                362
  Barr Pharmaceuticals, Inc.*                            30              1,449
  Bristol-Myers Squibb Co.                            4,190             89,247
  Eli Lilly & Co.                                     1,640             84,608
  Endo Pharmaceuticals Holdings, Inc.*                   20                479
  Forest Laboratories, Inc.*                            510             20,405
  Johnson & Johnson                                   4,210            273,103
  King Pharmaceuticals, Inc.*                           110                957
  Merck & Co., Inc.                                   3,680            139,656
  Mylan Laboratories, Inc.                              280              3,248
  Pfizer, Inc.                                       15,460            323,578
  Schering-Plough Corp.                               1,000             14,410
  Sepracor, Inc.*                                        10                195
  Watson Pharmaceuticals, Inc.*                          50              1,466
  Wyeth                                               1,860             77,674
                                                                   -----------
                                                                     1,144,532
                                                                   -----------
 TOTAL HEALTH CARE                                                   1,705,893
                                                                   -----------
  INDUSTRIALS -- 11.5%
  AEROSPACE & DEFENSE -- 2.2%
  Alliant Techsystems, Inc.*                             30              3,106
  DRS Technologies, Inc.                                 10                583
  General Dynamics Corp.                                470             39,184
  Goodrich Corp.                                        180             10,352


                                                     SHARES          VALUE
                                                     ------        -----------
  Honeywell International, Inc.                         910        $    51,342
  L-3 Communications Holdings, Inc.                      90              9,841
  Lockheed Martin Corp.                                 430             42,699
  Northrop Grumman Corp.                                320             24,899
  Precision Castparts Corp.                              70              7,146
  Raytheon Co.                                          450             29,074
  Rockwell Collins, Inc.                                100              5,715
  Spirit Aerosystems Holdings, Inc. - Class A*           40                887
  The Boeing Co.                                      1,190             88,500
  United Technologies Corp.                             990             68,132
                                                                   -----------
                                                                       381,460
                                                                   -----------
  AIR FREIGHT & LOGISTICS -- 0.7%
  C.H. Robinson Worldwide, Inc.                          60              3,264
  Expeditors International Washington, Inc.              50              2,259
  FedEx Corp.                                           170             15,754
  United Parcel Service, Inc. - Class B               1,460            106,609
                                                                   -----------
                                                                       127,886
                                                                   -----------
  AIRLINES -- 0.2%
  AMR Corp.*                                             90                812
  Continental Airlines, Inc.  - Class B*                280              5,385
  Delta Airlines Co.*                                   260              2,236
  Southwest Airlines Co.                                830             10,292
  UAL Corp.*                                            770             16,578
  US Airways Group, Inc.*                               130              1,158
                                                                   -----------
                                                                        36,461
                                                                   -----------
  BUILDING PRODUCTS -- 0.2%
  Lennox International, Inc.                             40              1,439
  Masco Corp.                                         1,630             32,323
  USG Corp.                                             230              8,468
                                                                   -----------
                                                                        42,230
                                                                   -----------
  COMMERCIAL SERVICES & SUPPLIES -- 0.7%
  Allied Waste Industries, Inc.*                      1,220             13,188
  Avery Dennison Corp.                                  240             11,820
  Cintas Corp.                                          190              5,423
  Copart, Inc.*                                         210              8,139
  Corrections Corp. of America*                          40              1,101
  Covanta Holding Corp.*                                 30                825
  Equifax, Inc.                                          50              1,724
  HNI Corp.                                              30                807
  Manpower, Inc.                                         80              4,501
  Monster Worldwide, Inc.*                               20                484
  Pitney Bowes, Inc.                                    380             13,307
  R.R. Donnelley & Sons Co.                             380             11,518
  Republic Services, Inc.                               105              3,070
  Robert Half International, Inc.                        40              1,030
  Steelcase, Inc. -  Class A                             50                553
  Stericycle, Inc.*                                     100              5,150
  The Brink's Co.                                        70              4,703
  The Corporate Executive Board Co.                      80              3,238
  The Dun & Bradstreet Corp.                             70              5,697
  Waste Management, Inc.                                790             26,512
                                                                   -----------
                                                                       122,790
                                                                   -----------
  CONSTRUCTION & ENGINEERING -- 0.1%
  Fluor Corp.                                            60              8,470
  Jacobs Engineering Group, Inc.*                       100              7,359

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Large Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        -----------
  Quanta Services, Inc.*                                 60        $     1,390
  The Shaw Group, Inc.*                                  10                471
                                                                   -----------
                                                                        17,690
                                                                   -----------
  ELECTRICAL EQUIPMENT -- 0.4%
  AMETEK, Inc.                                           60              2,635
  Cooper Industries, Ltd. - Class A                     230              9,234
  Emerson Electric Co.                                  950             48,887
  Hubbell, Inc. - Class B                                30              1,311
  Rockwell Automation, Inc.                             150              8,613
  Roper Industries, Inc.                                 20              1,189
  Thomas & Betts Corp.*                                  20                727
                                                                   -----------
                                                                        72,596
                                                                   -----------
  INDUSTRIAL CONGLOMERATES -- 4.7%
  3M Co.                                              1,040             82,316
  Carlisle Cos., Inc.                                    40              1,338
  General Electric Co.                               17,160            635,092
  McDermott International, Inc.*                        120              6,578
  Teleflex, Inc.                                         30              1,431
  Textron, Inc.                                         160              8,867
  Tyco International, Ltd.                            2,040             89,862
  Walter Industries, Inc.                                30              1,879
                                                                   -----------
                                                                       827,363
                                                                   -----------
  MACHINERY -- 1.3%
  AGCO Corp.*                                            40              2,395
  Caterpillar, Inc.                                     480             37,579
  Crane Co.                                              20                807
  Cummins, Inc.                                         220             10,300
  Danaher Corp.                                         160             12,165
  Deere & Co.                                           270             21,719
  Donaldson Co., Inc.                                    30              1,208
  Dover Corp.                                           110              4,596
  Eaton Corp.                                           160             12,747
  Flowserve Corp.                                        20              2,087
  Gardner Denver, Inc.*                                  20                742
  Graco, Inc.                                            30              1,088
  Harsco Corp.                                           20              1,108
  IDEX Corp.                                             30                921
  Illinois Tool Works, Inc.                             660             31,832
  Ingersoll Rand Co., Ltd. - Class A                    410             18,278
  ITT Industries, Inc.                                  150              7,771
  Joy Global, Inc.                                       40              2,606
  Lincoln Electric Holdings, Inc.                        20              1,290
  Oshkosh Truck Corp.                                    20                726
  PACCAR, Inc.                                          400             18,000
  Pall Corp.                                             40              1,403
  Parker Hannifin Corp.                                 160             11,083
  Pentair, Inc.                                          60              1,914
  SPX Corp.                                              50              5,245
  Terex Corp.*                                           70              4,375
  The Manitowoc Co., Inc.                                40              1,632
  The Timken Co.                                         40              1,189
  The Toro Co.                                           20                828
  Trinity Industries, Inc.                               20                533
                                                                   -----------
                                                                       218,167
                                                                   -----------
  MARINE -- 0.0%
  Alexander & Baldwin, Inc.                              30              1,292
  Kirby Corp.*                                           20              1,140
                                                                   -----------
                                                                         2,432
                                                                   -----------
  ROAD & RAIL -- 0.9%
  Avis Budget Group, Inc.*                            2,280             24,213


                                                     SHARES          VALUE
                                                     ------        -----------
  Burlington Northern Santa Fe Corp.                    290        $    26,744
  Con-way, Inc.                                         140              6,927
  CSX Corp.                                             280             15,700
  Hertz Global Holdings, Inc.*                          700              8,442
  JB Hunt Transport Services, Inc.                       10                314
  Kansas City Southern Industries, Inc.*                 60              2,407
  Landstar System, Inc.                                  10                522
  Norfolk Southern Corp.                                460             24,987
  Ryder Systems, Inc.                                   190             11,573
  Union Pacific Corp.                                   180             22,568
  YRC Worldwide, Inc.*                                  300              3,936
                                                                   -----------
                                                                       148,333
                                                                   -----------
  TRADING COMPANIES & DISTRIBUTORS -- 0.1%
  Fastenal Co.                                           20                919
  GATX Corp.                                             10                391
  MSC Industrial Direct Co., Inc. - Class A              20                845
  W.W. Grainger, Inc.                                    60              4,583
  WESCO International, Inc.*                             30              1,095
                                                                   -----------
                                                                         7,833
                                                                   -----------
 TOTAL INDUSTRIALS                                                   2,005,241
                                                                   -----------
 INFORMATION TECHNOLOGY -- 10.8%
  COMMUNICATIONS EQUIPMENT -- 1.3%
  ADC Telecommunications, Inc.*                          30                362
  Ciena Corp.*                                          220              6,783
  Cisco Systems, Inc.*                                4,360            105,032
  Corning, Inc.                                         350              8,414
  Echostar Corp.*                                        76              2,245
  F5 Networks, Inc.*                                    100              1,817
  Harris Corp.                                          140              6,794
  JDS Uniphase Corp.*                                   140              1,875
  Juniper Networks, Inc.*                               380              9,500
  Motorola, Inc.                                      3,130             29,109
  QUALCOMM, Inc.                                      1,270             52,070
  Tellabs, Inc.                                          50                273
                                                                   -----------
                                                                       224,274
                                                                   -----------
  COMPUTERS & PERIPHERALS -- 2.8%
  Apple, Inc.*                                          170             24,395
  Dell, Inc.*                                         2,560             50,995
  Diebold, Inc.                                          50              1,878
  EMC Corp.*                                          1,140             16,348
  Hewlett-Packard Co.                                 2,070             94,516
  International Business Machines Corp.               2,030            233,734
  Lexmark International Group, Inc. - Class A*          310              9,523
  NCR Corp.*                                            130              2,968
  Netapp, Inc.*                                         280              5,614
  QLogic Corp.*                                         590              9,056
  SanDisk Corp.*                                        250              5,643
  Seagate Technology                                    750             15,705
  Sun Microsystems, Inc.*                               610              9,473
  Teradata Corp.*                                       130              2,868
  Western Digital Corp.*                                 70              1,893
                                                                   -----------
                                                                       484,609
                                                                   -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
  Amphenol Corp. - Class A                               40              1,490
  Arrow Electronics, Inc.*                               70              2,355
  Avnet, Inc.*                                          200              6,546

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Large Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        -----------
  AVX Corp.                                              50        $       641
  Dolby Laboratories, Inc.*                              20                725
  Ingram Micro, Inc. - Class A*                         630              9,973
  Jabil Circuit, Inc.                                   200              1,892
  Mettler-Toledo International, Inc.*                    10                971
  Molex, Inc.                                            60              1,390
  National Instruments Corp.                             20                523
  Trimble Navigation, Ltd.*                              60              1,715
  Vishay Intertechnology, Inc.*                         160              1,450
                                                                   -----------
                                                                        29,671
                                                                   -----------
  INTERNET SOFTWARE & SERVICES -- 0.2%
  Akamai Technologies, Inc.*                             20                563
  eBay, Inc.*                                           540             16,114
  Google, Inc. - Class A*                                30             13,214
  VeriSign, Inc.*                                        80              2,659
                                                                   -----------
                                                                        32,550
                                                                   -----------
  IT SERVICES -- 1.1%
  Accenture, Ltd. - Class A                             890             31,301
  Affiliated Computer Services, Inc.*                   240             12,026
  Automatic Data Processing, Inc.                       650             27,553
  Broadridge Financial Solutions, Inc.                   92              1,619
  Cognizant Technology
    Solutions Corp. - Class A*                           20                577
  Computer Sciences Corp.*                              300             12,237
  Convergys Corp.*                                      100              1,506
  DST Systems, Inc.*                                     80              5,259
  Electronic Data Systems Corp.                       1,060             17,649
  Fidelity National Information Services, Inc.          540             20,596
  Fiserv, Inc.*                                         150              7,214
  Global Payments, Inc.                                  10                414
  Hewitt Associates, Inc.*                               50              1,989
  Iron Mountain, Inc.*                                   35                925
  Mastercard, Inc.                                       50             11,149
  Metavante Technologies, Inc.*                         126              2,519
  Paychex, Inc.                                         520             17,815
  The Western Union Co.                               1,020             21,695
  Total System Services, Inc.                            32                757
  Unisys Corp.*                                         190                842
  VeriFone Holdings, Inc.*                               10                159
                                                                   -----------
                                                                       195,801
                                                                   -----------
  OFFICE ELECTRONICS -- 0.1%
  Xerox Corp.                                         1,460             21,856
  Zebra Technologies Corp. - Class A*                    20                666
                                                                   -----------
                                                                        22,522
                                                                   -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.8%
  Advanced Micro Devices, Inc.*                         440              2,592
  Altera Corp.                                          110              2,027
  Analog Devices, Inc.                                  310              9,151
  Applied Materials, Inc.                             1,540             30,045
  Atmel Corp.*                                          140                487
  Broadcom Corp. - Class A*                             170              3,276
  Cree, Inc.*                                           100              2,796
  Cypress Semiconductor Corp.*                           50              1,181
  Fairchild Semiconductor International, Inc.*           20                238
  Intel Corp.                                         6,850            145,083
  International Rectifier Corp.*                         20                430


                                                     SHARES          VALUE
                                                     ------        -----------
  Intersil Holding Corp. - Class A                       40        $     1,027
  KLA -Tencor Corp.                                     140              5,194
  Lam Research Corp.*                                   290             11,084
  Linear Technology Corp.                               350             10,742
  LSI Logic Corp.*                                       80                396
  Marvell Technology Group, Ltd.*                       650              7,072
  MEMC Electronic Materials, Inc.*                       80              5,672
  Microchip Technology, Inc.                            370             12,110
  Micron Technology, Inc.*                              270              1,612
  National Semiconductor Corp.                           70              1,282
  Novellus Systems, Inc.*                               490             10,315
  NVIDIA Corp.*                                         435              8,609
  PMC-Sierra, Inc.*                                     250              1,425
  Teradyne, Inc.*                                        10                124
  Texas Instruments, Inc.                             1,150             32,510
  Xilinx, Inc.                                          490             11,637
                                                                   -----------
                                                                       318,117
                                                                   -----------
  SOFTWARE -- 3.3%
  Adobe Systems, Inc.*                                  380             13,524
  Autodesk, Inc.*                                        60              1,889
  BMC Software, Inc.*                                   260              8,455
  CA, Inc.                                              830             18,675
  Cadence Design Systems, Inc.*                         160              1,709
  Citrix Systems, Inc.*                                 280              8,212
  Compuware Corp.*                                      150              1,101
  Electronic Arts, Inc.*                                 80              3,994
  FactSet Research Systems, Inc.                         20              1,077
  Fair Isaac & Co., Inc.                                150              3,228
  Intuit, Inc.*                                         240              6,482
  McAfee, Inc.*                                         200              6,618
  Microsoft Corp.                                    14,970            424,849
  Novell, Inc.*                                         780              4,906
  Oracle Corp.*                                       2,980             58,289
  Parametric Technology Corp.*                           20                320
  Red Hat, Inc.*                                         80              1,471
  Salesforce.com, Inc.*                                  20              1,157
  Symantec Corp.*                                     1,030             17,119
  Synopsys, Inc.*                                        50              1,136
                                                                   -----------
                                                                       584,211
                                                                   -----------
 TOTAL INFORMATION TECHNOLOGY                                        1,891,755
                                                                   -----------
 MATERIALS -- 3.9%
  CHEMICALS -- 2.0%
  Air Products & Chemicals, Inc.                        180             16,560
  Airgas, Inc.                                           30              1,364
  Albemarle Corp.                                        40              1,461
  Ashland, Inc.                                         390             18,447
  Cabot Corp.                                            30                840
  Celanese Corp. - Series A                             310             12,105
  Chemtura Corp.                                         70                514
  Cytec Industries, Inc.                                 20              1,077
  E.I. DuPont de Nemours & Co.                        1,640             76,686
  Eastman Chemical Co.                                  130              8,118
  Ecolab, Inc.                                           90              3,909
  FMC Corp.                                              40              2,220
  Hercules, Inc.                                         20                366
  International Flavors & Fragrances, Inc.               50              2,203
  Monsanto Co.                                          140             15,610
  Nalco Holding Co.                                     240              5,076
  PPG Industries, Inc.                                  310             18,758

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Large Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        -----------
  Praxair, Inc.                                         220        $    18,531
  Rohm & Haas Co.                                       290             15,683
  RPM International, Inc.                               150              3,141
  Sigma-Aldrich Corp.                                   100              5,965
  The Dow Chemical Co.                                2,300             84,755
  The Lubrizol Corp.                                     90              4,996
  The Mosaic Co.*                                        30              3,078
  The Scotts Miracle - Gro Co. - Class A                340             11,023
  The Valspar Corp.                                     210              4,166
  Valhi, Inc.                                           210              4,912
  Westlake Chemical Corp.                               370              4,828
                                                                   -----------
                                                                       346,392
                                                                   -----------
  CONSTRUCTION MATERIALS -- 0.1%
  Eagle Materials, Inc.                                 250              8,888
  Martin Marietta Materials Corp.                        20              2,123
  Vulcan Materials Co.                                   90              5,976
                                                                   -----------
                                                                        16,987
                                                                   -----------
  CONTAINERS & PACKAGING -- 0.2%
  Ball Corp.                                            120              5,513
  Bemis Co., Inc.                                       330              8,392
  Crown Holdings, Inc.*                                 230              5,787
  Owens-Illinois, Inc.*                                  60              3,386
  Packaging Corp.                                       110              2,456
  Pactiv Corp.*                                          60              1,572
  Sealed Air Corp.                                      300              7,575
  Smurfit-Stone Container Corp.*                         60                462
  Sonoco Products Co.                                   170              4,867
  Temple-Inland, Inc.                                   140              1,781
                                                                   -----------
                                                                        41,791
                                                                   -----------
  METALS & MINING -- 1.2%
  Alcoa, Inc.                                           750             27,045
  Allegheny Technologies, Inc.                           50              3,568
  Carpenter Technology Corp.                             40              2,239
  Cleveland-Cliffs, Inc.                                 50              5,991
  Commercial Metals Co.                                  40              1,199
  Freeport-McMoRan Copper & Gold, Inc. - Class B        400             38,488
  Newmont Mining Corp.                                  240             10,872
  Nucor Corp.                                           580             39,289
  Reliance Steel & Aluminum Co.                          60              3,592
  Southern Copper Corp.                                 410             42,570
  Steel Dynamics, Inc.                                  140              4,625
  Titanium Metals Corp.                                  53                798
  United States Steel Corp.                             190             24,105
                                                                   -----------
                                                                       204,381
                                                                   -----------
  PAPER & FOREST PRODUCTS -- 0.4%
  Domtar Corp.*                                       1,930             13,182
  International Paper Co.                               720             19,584
  Louisiana-Pacific Corp.                               560              5,141
  MeadWestvaco Corp.                                    290              7,894
  Weyerhaeuser Co.                                      330             21,463
                                                                   -----------
                                                                        67,264
                                                                   -----------
 TOTAL MATERIALS                                                       676,815
                                                                   -----------
 TELECOMMUNICATION SERVICES -- 3.8%
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.5%
  AT&T, Inc.                                          7,710            295,293
  CenturyTel, Inc.                                      550             18,282
  Citizens Communications Co.                         1,310             13,742
  Embarq Corp.                                          120              4,812
  Level 3 Communications, Inc.*                          40                 85


                                                     SHARES          VALUE
                                                     ------        -----------
  Qwest Communications International, Inc.            2,920        $    13,227
  Verizon Communications, Inc.                        6,340            231,093
  Windstream Corp.                                    2,400             28,680
                                                                   -----------
                                                                       605,214
                                                                   -----------
  WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
  American Tower Corp. - Class A*                       110              4,313
  Crown Castle International Corp.*                     320             11,037
  NII Holdings, Inc.*                                    20                635
  SBA Communications Corp. - Class A*                    20                597
  Sprint Nextel Corp.                                 4,070             27,228
  Telephone & Data Systems, Inc.                        140              5,498
  U.S. Cellular Corp.*                                   20              1,100
                                                                   -----------
                                                                        50,408
                                                                   -----------
 TOTAL TELECOMMUNICATION SERVICES                                      655,622
                                                                   -----------
 UTILITIES -- 3.9%
  ELECTRIC UTILITIES -- 2.1%
  Allegheny Energy, Inc.                                 30              1,515
  American Electric Power Co., Inc.                     610             25,394
  DPL, Inc.                                             350              8,974
  Duke Energy Corp.                                   2,860             51,051
  Edison International Co.                              230             11,275
  Entergy Corp.                                         180             19,634
  Exelon Corp.                                          660             53,638
  FirstEnergy Corp.                                     420             28,820
  FPL Group, Inc.                                       460             28,860
  Great Plains Energy, Inc.                             440             10,846
  Hawaiian Electric Industries, Inc.                    280              6,684
  Northeast Utilities Co.                               240              5,890
  Pepco Holdings, Inc.                                  350              8,652
  Pinnacle West Capital Corp.                           340             11,927
  PPL Corp.                                             390             17,909
  Progress Energy, Inc.                                 560             23,352
  Sierra Pacific Resources Corp.                         20                253
  Southern Co.                                        1,410             50,210
                                                                   -----------
                                                                       364,884
                                                                   -----------
  GAS UTILITIES -- 0.3%
  AGL Resources, Inc.                                   190              6,521
  Atmos Energy Corp.                                    320              8,160
  Energen Corp.                                          30              1,869
  Equitable Resources, Inc.                             140              8,246
  National Fuel Gas Co.                                 140              6,610
  Nicor, Inc.                                            10                335
  ONEOK, Inc.                                           120              5,356
  Questar Corp.                                         120              6,787
  Southern Union Co.                                     40                931
  UGI Corp.                                             120              2,990
                                                                   -----------
                                                                        47,805
                                                                   -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
  AES Corp.*                                            420              7,001
  Constellation Energy Group, Inc.                      180             15,889
  Dynegy, Inc. - Class A*                               130              1,026
  NRG Energy, Inc.*                                      20                780
  Reliant Energy, Inc.*                                 130              3,074
                                                                   -----------
                                                                        27,770
                                                                   -----------

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Large Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        -----------
  MULTI-UTILITIES -- 1.4%
  Alliant Energy Corp.                                  200        $     7,002
  Ameren Corp.                                          360             15,854
  CenterPoint Energy, Inc.                              600              8,562
  CMS Energy Corp.                                      440              5,958
  Consolidated Edison, Inc.                             730             28,981
  Dominion Resources, Inc.                              830             33,897
  DTE Energy Co.                                        450             17,500
  Integrys Energy Group, Inc.                           100              4,664
  MDU Resources Group, Inc.                              70              1,719
  NiSource, Inc.                                        610             10,516
  NSTAR                                                 220              6,695
  OGE Energy Corp.                                      210              6,546
  PG&E Corp.                                            450             16,569
  Public Service Enterprise Group, Inc.                 620             24,918
  SCANA Corp.                                           290             10,608
  Sempra Energy Co.                                     190             10,123
  TECO Energy, Inc.                                     550              8,773
  Vectren Corp.                                         180              4,829
  Wisconsin Energy Corp.                                150              6,599
  Xcel Energy, Inc.                                     930             18,553
                                                                   -----------
                                                                       248,866
                                                                   -----------
  WATER UTILITIES -- 0.0%
  Aqua America, Inc.                                     40                751
                                                                   -----------
 TOTAL UTILITIES                                                       690,076
                                                                   -----------

 TOTAL COMMON STOCK
  (Cost $20,314,431)                                                17,481,154
                                                                   -----------

SHORT-TERM INVESTMENTS -- 0.0%
  BlackRock Liquidity Funds TempCash
    Portfolio - Institutional Series                  3,134              3,134
  BlackRock Liquidity Funds TempFund
    Portfolio - Institutional Series                  3,133              3,133
                                                                   -----------

 TOTAL SHORT-TERM INVESTMENTS
  (Cost $6,267)                                                          6,267
                                                                   -----------

TOTAL INVESTMENTS -- 99.9%
  (Cost $20,320,698)+                                              $17,487,421
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                           20,260
                                                                   -----------
NET ASSETS -- 100.0%                                               $17,507,681
                                                                   ===========
*    Non-income producing security.
+ The cost for Federal income tax purposes is $20,541,771. At March 31, 2008 net unrealized depreciation was $3,054,350. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $592,409, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,646,759.

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Small Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED)
 (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        ----------
COMMON STOCK -- 99.1%
 CONSUMER DISCRETIONARY -- 16.0%
  AUTO COMPONENTS -- 1.3%
  Aftermarket Technology Corp.*                         130        $    2,527
  American Axle & Manufacturing Holdings, Inc.          490            10,045
  ArvinMeritor, Inc.                                    490             6,130
  Cooper Tire & Rubber Co.                              330             4,940
  Drew Industries, Inc.*                                 70             1,712
  Exide Technologies*                                   431             5,646
  Fuel Systems Solutions, Inc.*                          30               400
  Lear Corp.*                                           420            10,882
  Modine Manufacturing Co.                              400             5,796
  Raser Technologies, Inc.*                              50               430
  Sauer-Danfoss, Inc.                                   260             5,756
  Standard Motor Products, Inc.                         350             2,142
  Stoneridge, Inc.*                                     130             1,749
  Superior Industries International, Inc.               230             4,773
  Tenneco, Inc.*                                        110             3,073
                                                                   ----------
                                                                       66,001
                                                                   ----------
  AUTOMOBILES -- 0.2%
  Coachmen Industries, Inc.                              30                89
  Fleetwood Enterprises, Inc.*                           80               368
  Monaco Coach Corp.                                    530             5,025
  Winnebago Industries, Inc.                            300             5,070
                                                                   ----------
                                                                       10,552
                                                                   ----------
  DISTRIBUTORS -- 0.2%
  Audiovox Corp. - Class A*                             110             1,175
  Building Materials Holding Corp.                    1,260             5,519
  Core Mark Holding Co., Inc.*                          100             2,874
  DXP Enterprises, Inc.*                                 20               785
  Source Interlink Cos., Inc.*                          230               437
                                                                   ----------
                                                                       10,790
                                                                   ----------
  DIVERSIFIED CONSUMER SERVICES -- 0.7%
  Capella Education Co.*                                 10               546
  Coinstar, Inc.*                                        40             1,126
  Corinthian Colleges, Inc.*                            160             1,157
  CPI Corp.                                              50               863
  DeVry, Inc.                                           100             4,184
  INVESTools, Inc.*                                      10               110
  Jackson Hewitt Tax Service, Inc.                      100             1,147
  Matthews International Corp. - Class A                 50             2,412
  Pre-Paid Legal Services, Inc.*                         70             2,969
  Regis Corp.                                           330             9,072
  Sotheby's Holdings, Inc. -  Class A                   120             3,469
  Stewart Enterprises, Inc. - Class A                   330             2,119
  Strayer Education, Inc.                                30             4,575
                                                                   ----------
                                                                       33,749
                                                                   ----------
  HOTELS, RESTAURANTS & LEISURE -- 2.4%
  AFC Enterprises, Inc.*                              1,000             8,990
  Ambassadors Group, Inc.                               160             3,022
  Ambassadors International, Inc.                        30               222
  Ameristar Casinos, Inc.                               130             2,372
  Bally Technologies, Inc.*                              10               343
  Bluegreen Corp.*                                      460             3,082
  Bob Evans Farms, Inc.                                 220             6,070


                                                     SHARES          VALUE
                                                     ------        ----------
  CBRL Group, Inc.                                      300        $   10,731
  CEC Entertainment, Inc.*                              270             7,798
  Churchill Downs, Inc.                                  70             3,307
  CKE Restaurants, Inc.                                 210             2,356
  Cosi, Inc.*                                            90               258
  Domino's Pizza, Inc.                                  210             2,833
  Dover Downs Entertainment, Inc.                       270             2,298
  Dover Motorsports, Inc.                                70               431
  Gaylord Entertainment Co.*                             20               606
  IHOP Corp.                                            150             7,185
  Isle of Capri Casinos, Inc.*                           60               429
  Jack in the Box, Inc.*                                120             3,224
  Jamba, Inc.*                                          200               530
  Krispy Kreme Doughnuts, Inc.*                         450             1,373
  Landry's Restaurants, Inc.                            210             3,419
  Luby's, Inc.*                                          70               496
  McCormick & Schmick's
    Seafood Restaurants, Inc.*                           80               932
  Monarch Casino & Resort, Inc.*                         40               708
  Morgans Hotel Group Co.*                               30               445
  MTR Gaming Group, Inc.*                               140               980
  Multimedia Games, Inc.*                               170               908
  O' Charley's, Inc.                                    160             1,843
  Papa John's International, Inc.*                      180             4,358
  PF Chang's China Bistro, Inc.*                         70             1,991
  Pinnacle Entertainment, Inc.*                          50               640
  Progressive Gaming International Corp.*                40                85
  Red Robin Gourmet Burgers, Inc.*                       10               376
  Ruby Tuesday, Inc.                                    430             3,225
  Ruth's Chris Steak House, Inc.*                       100               691
  Shuffle Master, Inc.*                                 180               963
  Speedway Motorsports, Inc.                            160             4,011
  Texas Roadhouse, Inc.*                                240             2,352
  The Marcus Corp.                                      650            12,480
  The Steak 'n Shake Co.*                                60               472
  Town Sports International  Holdings, Inc.*             30               192
  Triarc Cos., Inc. - Class B                           530             3,662
  Trump Entertainment Resorts, Inc.*                    370             1,332
  Vail Resorts, Inc.*                                   110             5,312
                                                                   ----------
                                                                      119,333
                                                                   ----------
  HOUSEHOLD DURABLES -- 2.0%
  American Greetings Corp.                              680            12,614
  Avatar Holdings, Inc.*                                 80             3,487
  Blyth, Inc.                                           140             2,761
  Brookfield Homes Corp.                                430             7,224
  California Coastal Communities, Inc.*                  30               145
  Cavco Industries, Inc.*                                20               701
  Champion Enterprises, Inc.*                           310             3,109
  CSS Industries, Inc.                                   10               350
  Directed Electronics, Inc.*                           100               209
  Ethan Allen Interiors, Inc.                           390            11,088
  Furniture Brands International, Inc.                1,110            12,987
  Helen of Troy Ltd.*                                   230             3,857
  Hooker Furniture Corp.                                100             2,234
  Hovnanian Enterprises, Inc.*                          140             1,484
  iRobot Corp.*                                          50               856

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Small Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        ----------
  La-Z-Boy Chair Co.                                    710        $    5,922
  Libbey, Inc.                                           30               505
  M/I Homes, Inc.                                       190             3,226
  Meritage Homes Corp.*                                 120             2,318
  National Presto Industries, Inc.                       40             2,096
  Orleans Homebuilders, Inc.                            210             1,197
  Palm Harbor Homes, Inc.*                              150               789
  Sealy Corp.                                           600             4,560
  Skyline Corp.                                         160             4,451
  Tempur-Pedic International, Inc.                      150             1,650
  Tupperware Brands Corp.                               340            13,151
  Universal Electronics, Inc.*                           30               726
                                                                   ----------
                                                                      103,697
                                                                   ----------
  INTERNET & CATALOG RETAIL -- 0.4%
  1-800-FLOWERS.COM, Inc.*                               90               766
  Blue Nile, Inc.*                                       10               542
  FTD Group, Inc.                                        80             1,074
  Gaiam, Inc. Class A*                                   20               346
  GSI Commerce, Inc.*                                    30               395
  Netflix, Inc.*                                        140             4,851
  Orbitz Worldwide, Inc.*                               450             3,100
  Overstock.com, Inc.*                                   20               238
  PetMed Express, Inc.*                                  80               887
  Priceline.com, Inc.*                                   40             4,834
  Stamps.com, Inc.*                                      60               616
  Systemax, Inc.                                         20               241
  U.S. Auto Parts Network, Inc.*                        130               416
  ValueVision Media, Inc.*                              200             1,108
                                                                   ----------
                                                                       19,414
                                                                   ----------
  LEISURE EQUIPMENT & PRODUCTS -- 0.9%
  Arctic Cat, Inc.                                      460             3,353
  Callaway Golf Co.                                     320             4,698
  JAKKS Pacific, Inc.*                                  210             5,790
  Leapfrog Enterprises, Inc.*                            30               212
  Marine Products Corp.                                 230             1,858
  MarineMax, Inc.*                                      200             2,492
  Polaris Industries, Inc.                              310            12,713
  Pool Corp.                                             80             1,511
  RC2 Corp.*                                            160             3,355
  Smith & Wesson Holdings Corp.*                         20               100
  Steinway Musical Instruments*                          30               856
  Sturm, Ruger & Co., Inc.*                             530             4,367
  The Nautilus Group, Inc.                              730             2,402
                                                                   ----------
                                                                       43,707
                                                                   ----------
  MEDIA -- 3.3%
  Arbitron, Inc.                                         80             3,453
  Belo Corp.*                                           188             2,149
  Belo Corp. - Class A                                  940             9,936
  Carmike Cinemas, Inc.                                 110             1,131
  Cinemark Holdings, Inc.                               160             2,046
  Citadel Broadcasting Corp.                          7,360            12,217
  Cox Radio, Inc.*                                      590             7,009
  Crown Media Holdings, Inc.*                            70               362
  Emmis Communications Corp. - Class A*               2,450             8,526
  Entercom Communications Corp.                         700             6,951
  Entravision Communications Corp.*                     110               733
  Gatehouse Media, Inc.                                 320             1,869
  Global Sources, Ltd.*                                  44               653


                                                     SHARES          VALUE
                                                     ------        ----------
  Gray Communications Systems, Inc.                     460        $    2,617
  Harris Interactive, Inc.*                             470             1,283
  Interactive Data Corp.                                380            10,819
  Journal Communications, Inc. -  Class A               950             7,011
  Lakes Entertainment, Inc.*                             80               354
  Lee Enterprises, Inc.                                 880             8,809
  Lin TV Corp.*                                         230             2,210
  Live Nation, Inc.*                                     60               728
  Martha Stewart Living
    Omnimedia, Inc. - Class A*                          300             2,229
  Marvel Entertainment, Inc.*                           310             8,305
  Media General, Inc. - Class A                         330             4,627
  Morningstar, Inc.*                                     40             2,454
  Primedia, Inc.                                        530             3,895
  Radio One, Inc. - Class D*                          2,160             3,283
  RCN Corp.*                                            760             8,497
  Salem Communications Corp. - Class A                  210               842
  Scholastic Corp.*                                     210             6,357
  Sinclair Broadcast Group, Inc. - Class A            1,000             8,910
  Tivo, Inc.*                                           220             1,927
  Valassis Communications, Inc.*                        690             7,486
  Value Line, Inc.                                      230            10,557
  World Wrestling Entertainment, Inc.                   500             9,305
                                                                   ----------
                                                                      169,540
                                                                   ----------
  MULTILINE RETAIL -- 0.3%
  99 Cents Only Stores*                                 400             3,956
  Big Lots, Inc.*                                        20               446
  Bon-Ton Stores, Inc.                                   90               492
  Fred's, Inc. - Class A                                230             2,357
  Retail Ventures, Inc.*                                 10                49
  Tuesday Morning Corp.*                              1,400             7,252
                                                                   ----------
                                                                       14,552
                                                                   ----------
  SPECIALTY RETAIL -- 3.0%
  Aaron Rents, Inc.                                     120             2,585
  Aeropostale, Inc.*                                    165             4,473
  America's Car-Mart, Inc.*                              90             1,133
  Asbury Automotive Group, Inc.                         190             2,614
  Bebe Stores, Inc.                                     380             4,085
  Big 5 Sporting Goods Corp.                             60               526
  Blockbuster, Inc. - Class A*                        1,090             3,553
  Books-A-Million, Inc.                                 410             3,583
  Borders Group, Inc.                                   380             2,231
  Brown Shoe Co., Inc.                                  330             4,973
  Build-A-Bear Workshop, Inc.*                          130             1,182
  Cabela's, Inc. - Class A*                              30               425
  Cache, Inc.*                                          110             1,242
  Charlotte Russe Holdings, Inc.*                       150             2,601
  Charming Shoppes, Inc.*                               370             1,787
  Christopher & Banks Corp.                             350             3,497
  Citi Trends, Inc.*                                     20               369
  Collective Brands, Inc.*                              350             4,242
  Conn's, Inc.*                                          20               326
  Cost Plus, Inc.*                                      110               369
  CSK Auto Corp.*                                     1,220            11,358
  Dress Barn, Inc.*                                     340             4,400
  DSW, Inc.*                                            130             1,684
  Eddie Bauer Holdings, Inc.*                           170               661
  Gander Mountain Co.*                                  240             1,459

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Small Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        ----------
  Group 1 Automotive, Inc.                              310        $    7,279
  Haverty Furniture Cos., Inc.                          400             4,256
  Hot Topic, Inc.*                                      110               474
  J. Crew Group, Inc.*                                   10               442
  Jo-Ann Stores, Inc.*                                   20               295
  Jos. A. Bank Clothiers, Inc.*                          40               820
  Lithia Motors, Inc. - Class A                         120             1,219
  New York & Co., Inc.*                                 250             1,435
  Pacific Sunwear of California, Inc.*                  240             3,026
  Pier 1 Imports, Inc.*                               1,010             6,343
  Rent-A-Center, Inc.*                                  940            17,249
  Select Comfort Corp.*                                 270               972
  Shoe Carnival, Inc.*                                   20               271
  Sonic Automotive, Inc.                                510            10,481
  Stage Stores, Inc.                                    150             2,430
  Stein Mart, Inc.                                      710             3,990
  Talbots, Inc.                                         460             4,959
  The Buckle, Inc.                                       10               447
  The Cato Corp. - Class A                              340             5,080
  The Children's Place Retail Stores, Inc.*              90             2,210
  The Finish Line, Inc. - Class A                       600             2,856
  The Gymboree Corp.*                                    40             1,595
  The Men's Wearhouse, Inc.                             120             2,792
  The Pep Boys - Manny, Moe & Jack                      230             2,291
  Tractor Supply Co.*                                    10               395
  Tween Brands, Inc.*                                    50             1,237
  West Marine, Inc.*                                    220             1,533
  Zale Corp.*                                            40               790
  Zumiez, Inc.*                                          10               157
                                                                   ----------
                                                                      152,682
                                                                   ----------
  TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
  Ashworth, Inc.*                                        60               172
  Carter's, Inc.*                                       130             2,099
  Cherokee, Inc.                                         80             2,694
  Columbia Sportswear Co.                               180             7,925
  Fossil, Inc.*                                          10               305
  Hartmarx Corp.*                                       340               993
  Heelys, Inc.*                                         140               601
  K-Swiss, Inc. - Class A                               290             4,588
  Kenneth Cole Productions, Inc.                        110             1,863
  Maidenform Brands, Inc.*                               90             1,464
  Movado Group, Inc.                                     40               780
  Oxford Industries, Inc.                               190             4,281
  Perry Ellis International, Inc.*                       25               546
  Phillips-Van Heusen Corp.                              10               379
  Quiksilver, Inc.*                                     150             1,471
  Skechers U.S.A., Inc.*                                170             3,436
  Steven Madden, Ltd.*                                  160             2,741
  The Timberland Co. - Class A*                         540             7,414
  The Warnaco Group, Inc.*                              410            16,170
  True Religion Apparel, Inc.*                           60             1,113
  Volcom, Inc.*                                          70             1,415
  Weyco Group, Inc.                                      20               593
  Wolverine World Wide, Inc.                             60             1,741
                                                                   ----------
                                                                       64,784
                                                                   ----------
 Total Consumer Discretionary                                         808,801
                                                                   ----------
 CONSUMER STAPLES -- 3.8%
  BEVERAGES -- 0.3%
  Central European Distribution Corp.*                   40             2,328


                                                     SHARES          VALUE
                                                     ------        ----------
  Coca-Cola Bottling Co.                                140        $    8,627
  MGP Ingredients, Inc.                                  60               419
  National Beverage Corp.                               574             4,403
  The Boston Beer Co., Inc. - Class A*                   10               475
                                                                   ----------
                                                                       16,252
                                                                   ----------
  FOOD & STAPLES RETAILING -- 1.0%
  Andersons, Inc.                                        40             1,784
  Arden Group, Inc.                                      30             4,290
  Great Atlantic & Pacific Tea Co., Inc.*               460            12,061
  Ingles Markets, Inc. - Class A                        150             3,689
  Long's Drug Stores Corp.                               70             2,972
  Nash Finch Co.                                        150             5,097
  PriceSmart, Inc.                                       30               831
  Ruddick Corp.                                         140             5,161
  Spartan Stores, Inc.                                   60             1,251
  The Pantry, Inc.*                                     210             4,427
  United Natural Foods, Inc.*                            50               936
  Village Super Market Class A                           60             3,090
  Weis Markets, Inc.                                     60             2,068
  Winn-Dixie Store, Inc.*                               170             3,053
                                                                   ----------
                                                                       50,710
                                                                   ----------
  FOOD PRODUCTS -- 1.4%
  Alico, Inc.                                            20               883
  Cal-Maine Foods, Inc.                                  80             2,670
  Chiquita Brands International, Inc.*                  370             8,551
  Darling International, Inc.*                          180             2,331
  Farmer Brothers Co.                                   150             3,471
  Flowers Foods, Inc.                                   355             8,786
  Fresh Del Monte Produce, Inc.*                        290            10,556
  Imperial Sugar Co.                                    180             3,388
  Lancaster Colony Corp.                                190             7,592
  Lance, Inc.                                           100             1,960
  Pilgrim's Pride Corp.                                 410             8,294
  Ralcorp Holdings, Inc.*                                50             2,908
  Sanderson Farms, Inc.                                 110             4,181
  Tootsie Roll Industries, Inc.                         134             3,374
  TreeHouse Foods, Inc.*                                 10               229
                                                                   ----------
                                                                       69,174
                                                                   ----------
  HOUSEHOLD PRODUCTS -- 0.2%
  Central Garden & Pet Co.*                             200               922
  Central Garden & Pet Co. - Class A*                   890             3,952
  Spectrum Brands, Inc.*                                130               594
  WD-40 Co.                                              80             2,660
                                                                   ----------
                                                                        8,128
                                                                   ----------
  PERSONAL PRODUCTS -- 0.3%
  American Oriental Bioengineering, Inc.*                90               729
  Chattem, Inc.*                                         50             3,317
  Elizabeth Arden, Inc.*                                 50               997
  International Parfums, Inc.                            40               883
  Mannatech, Inc.                                       310             2,210
  Medifast, Inc.*                                       120               508
  Nu Skin Enterprises, Inc. - Class A                   210             3,784
  Parlux Fragrances, Inc.*                               20                59
  Prestige Brands Holdings, Inc.*                       170             1,391
  Tiens Biotech Group (USA), Inc.*                      310               657

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Small Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        ----------
  USANA Health Sciences, Inc.*                           70        $    1,542
                                                                   ----------
                                                                       16,077
                                                                   ----------
  TOBACCO -- 0.6%
  Alliance One International, Inc.*                   1,270             7,671
  Universal Corp.                                       180            11,795
  Vector Group, Ltd.                                    659            11,592
                                                                   ----------
                                                                       31,058
                                                                   ----------
 Total Consumer Staples                                               191,399
                                                                   ----------
 ENERGY -- 4.4%
  ENERGY EQUIPMENT & SERVICES -- 1.1%
  Allis-Chalmers Energy, Inc.*                           70               965
  Atwood Oceanics, Inc.*                                 20             1,834
  Basic Energy Services, Inc.*                           50             1,104
  Bristow Group, Inc.*                                   10               537
  Cal Dive International, Inc.*                       1,083            11,242
  CARBO Ceramics, Inc.                                  100             4,010
  Complete Production Services, Inc.*                    70             1,606
  Dril-Quip, Inc.*                                       20               929
  ENGlobal, Corp.*                                       80               684
  Grey Wolf, Inc.*                                      860             5,831
  Gulf Island Fabrication, Inc.                          30               862
  Hercules Offshore, Inc.*                              100             2,512
  ION Geophysical Corp.*                                 50               690
  Lufkin Industries, Inc.                                30             1,915
  Matrix Service Co.*                                    20               344
  NATCO Group, Inc.*                                     30             1,402
  Newpark Resources, Inc.*                              100               510
  Oil States International, Inc.*                        90             4,033
  Parker Drilling Co.*                                   90               581
  Petroleum Helicopters, Inc.*                          170             5,362
  Pioneer Drilling Co.*                                  20               319
  RPC, Inc.                                             110             1,671
  T-3 Energy Services, Inc.*                             30             1,277
  Trico Marine Services, Inc.*                           70             2,728
  Union Drilling, Inc.*                                  70             1,224
  Unit Corp.*                                            10               566
  W-H Energy Services, Inc.*                             30             2,065
                                                                   ----------
                                                                       56,803
                                                                   ----------
  OIL, GAS & CONSUMABLE FUELS -- 3.3%
  Alon USA Energy, Inc.                                 590             8,974
  Alpha Natural Resources, Inc.*                        100             4,344
  Arena Resources, Inc.*                                 20               774
  Arlington Tankers, Ltd.                               150             3,150
  Atlas America, Inc.                                    30             1,813
  ATP Oil & Gas Co.*                                     10               327
  Berry Petroleum Co. - Class A                         120             5,579
  Bill Barret Corp.*                                     30             1,418
  Bois d'Arc Energy, Inc.*                               30               645
  Brigham Exploration Co.*                              260             1,578
  Callon Petroleum Co.*                                  70             1,266
  Carrizo Oil & Gas, Inc.*                               10               593
  Cimarex Energy Co.                                     10               547
  Comstock Resources, Inc.*                              30             1,209
  Crosstex Energy, Inc.                                 130             4,414
  Delek US Holdings, Inc.                                80             1,014
  Delta Petroleum Corp.*                                 30               676
  Double Hull Tankers, Inc.                             360             3,820
  Edge Petroleum Corp.*                                  70               282
  Encore Acquisition Co.*                                90             3,625
  Energy Partners, Ltd.*                                120             1,136
  Evergreen Energy, Inc.*                                40                62


                                                     SHARES          VALUE
                                                     ------        ----------
  EXCO Resources, Inc.*                                  80        $    1,480
  General Maritime Corp.                              1,330            31,401
  GeoGlobal Resources, Inc.*                             60               167
  Geomet, Inc.*                                         270             1,798
  GMX Resources, Inc.*                                   30             1,048
  Golar LNG, Ltd.                                        90             1,644
  Goodrich Petroleum Corp.*                              10               301
  Harvest Natural Resources, Inc.*                       20               241
  International Coal Group, Inc.*                       100               635
  James River Coal Co.*                                  60             1,051
  Knightsbridge Tankers, Ltd.                           340             9,071
  Mariner Energy, Inc.*                                 200             5,402
  Massey Energy Co.                                      20               730
  McMoRan Exploration Co.*                               50               865
  Nordic American Tanker Shipping                       370            10,360
  Pacific Ethanol, Inc.*                                500             2,200
  Parallel Petroleum Corp.*                              70             1,370
  Penn Virginia Corp.                                    70             3,086
  Petrohawk Energy Corp.*                                20               403
  Petroleum Development Corp.*                           60             4,156
  Quest Resource Corp.*                                  70               460
  Ship Finance International, Ltd.                      900            23,652
  Stone Energy Corp.*                                    50             2,616
  Swift Energy Co.*                                      60             2,699
  Toreador Resources Corp.*                             150             1,167
  USEC, Inc.*                                           490             1,813
  Vaalco Energy*                                        390             1,938
  VeraSun Energy Corp.*                                 130               956
  Warren Resources, Inc.*                               140             1,662
  Western Refining, Inc.                                 30               404
  Westmoreland Coal Co.*                                 40               543
  Whiting Petroleum Corp.*                               10               647
  World Fuel Services Corp.                              60             1,684
                                                                   ----------
                                                                      164,896
                                                                   ----------
 Total Energy                                                         221,699
                                                                   ----------
 FINANCIALS -- 38.3%
  CAPITAL MARKETS -- 2.5%
  Apollo Investment Corp.                               795            12,585
  Ares Capital Corp.                                    747             9,390
  Calamos Asset Management, Inc.- Class A               310             5,047
  Cohen & Steers, Inc.                                  220             5,828
  Cowen Group, Inc.*                                  1,780            12,620
  Evercore Partners, Inc. - Class A                     300             5,325
  GAMCO Investors, Inc. - Class A                        50             2,518
  GFI Group, Inc.                                        20             1,146
  Greenhill & Co., Inc.                                  50             3,478
  Hercules Technology Growth Capital, Inc.              442             4,801
  HFF, Inc. - Class A*                                  260             1,303
  KBW, Inc.*                                             10               221
  Knight Capital Group, Inc. - Class A*                 180             2,923
  Kohlberg Capital Corp.                                124             1,287
  LaBranche & Co., Inc.*                              1,500             6,525
  MCG Capital Corp.                                   1,210            10,999
  optionsXpress Holdings, Inc.                          140             2,899
  Patriot Capital Funding, Inc.                         208             2,178
  Penson Worldwide, Inc.*                                30               277
  Piper Jaffray Cos.*                                    70             2,377
  Prospect Capital Corp.                                231             3,516

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Small Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        ----------
  Sanders Morris Harris Group, Inc.                     180        $    1,469
  Stifel Financial Corp.*                                20               898
  SWS Group, Inc.                                       445             5,442
  Thomas Weisel Partners Group, Inc.*                    70               463
  Ticc Capital Corp.                                    436             3,279
  TradeStation Group, Inc.*                              50               426
  W.P. Stewart & Co., Ltd.                            2,200             4,268
  Waddell & Reed Financial, Inc. - Class A              370            11,888
                                                                   ----------
                                                                      125,376
                                                                   ----------
  COMMERCIAL BANKS -- 9.6%
  1st Source Corp.                                      200             4,210
  Abington Bancorp, Inc.                                 40               413
  Amcore Financial, Inc.                                170             3,459
  AmericanWest Bancorp                                   90               785
  Ameris Bancorp                                        150             2,409
  Arrow Financial Corp.                                  24               540
  Bancfirst Corp.                                        50             2,289
  Banco Latinoamericano De Exportaciones SA             670            10,318
  BancTrust Financial Group, Inc.                        50               537
  Bank of Granite Corp.                                  80               878
  Bank of the Ozarks, Inc.                               10               239
  Banner Corp.                                          110             2,534
  Cadence Financial Corp.                               140             2,236
  Camden National Corp.                                  40             1,354
  Capital Corp of the West                               80               642
  Capitol Bancorp, Ltd.                                 180             3,805
  Cardinal Financial Corp.                               90               798
  Cascade Bancorp                                       260             2,486
  Cathay General Bancorp                                190             3,939
  Center Financial Corp.                                130             1,178
  Central Pacific Financial Corp.                       240             4,524
  Chemical Financial Corp.                              200             4,768
  Citizens Banking Corp.                                880            10,938
  City Bank/Lynnwood, Washington                        180             4,009
  City Holding Co.                                      120             4,788
  CoBiz Financial, Inc.                                 120             1,562
  Columbia Banking System, Inc.                          60             1,343
  Community Bancorp*                                     70               949
  Community Bank Systems, Inc.                          360             8,841
  Community Trust Bancorp, Inc.                         150             4,395
  CVB Financial Corp.                                   702             7,308
  Farmers Capital Bank Corp.                             90             2,136
  First Bancorp/North Carolina                          160             3,189
  First Bancorp/Puerto Rico                           1,060            10,769
  First Commonwealth Financial Corp.                    900            10,431
  First Community Bancorp, Inc.                         130             3,490
  First Community Bancshares, Inc.                      110             4,006
  First Financial Bancorp                               660             8,877
  First Financial Corp./Indiana                          70             2,155
  First Merchants Corp.                                 240             6,850
  First Midwest Bancorp, Inc.                           330             9,164
  First Regional Bancorp, Inc.*                          60               984
  First South Bancorp                                    20               450
  First State Bancorp                                   120             1,607
  FirstMerit Corp.                                      920            19,007
  FNB Corp.                                             640             9,990


                                                     SHARES          VALUE
                                                     ------        ----------
  Frontier Financial Corp.                              210        $    3,713
  Glacier Bancorp, Inc.                                 210             4,026
  Great Southern Bancorp, Inc.                           70             1,093
  Greene Bancshares, Inc.                               130             2,300
  Hancock Holding Co.                                   180             7,564
  Hanmi Financial Corp.                                 540             3,991
  Harleysville National Corp.                           440             6,345
  Heartland Financial USA, Inc.                         120             2,539
  Horizon Financial Corp.                               120             1,657
  IBERIABANK Corp.                                       60             2,655
  Independent Bank Corp./Massachussetts                 110             3,250
  Independent Bank Corp./Michigan                       460             4,775
  Integra Bank Corp.                                    280             4,536
  International Bancshares Corp.                        520            11,741
  InterVest Bancshares Corp.                             60               575
  Irwin Financial Corp.                                 490             2,602
  Lakeland Bancorp, Inc.                                164             2,120
  Macatawa Bank Corp.                                   220             2,290
  MainSource Financial Group, Inc.                       94             1,457
  MB Financial, Inc.                                    110             3,386
  MBT Financial Corp.                                    50               430
  Mercantile Bank Corp.                                  71               733
  Midwest Banc Holdings, Inc.                           220             2,812
  Nara Bancorp, Inc.                                     90             1,169
  National Penn Bancshares, Inc.                        548             9,968
  NBT Bancorp, Inc.                                     220             4,884
  Old National Bancorp/Indiana                          820            14,760
  Oriental Financial Group                              200             3,942
  Pacific Capital Bancorp                               490            10,535
  Park National Corp.                                   160            11,336
  Peoples Bancorp, Inc./Ohio                            130             3,134
  Preferred Bank                                         30               501
  PrivateBancorp, Inc.                                   80             2,518
  Prosperity Bancshares, Inc.                            60             1,720
  Provident Bankshares Corp.                            460             4,940
  Renasant Corp.                                        170             3,825
  Republic Bancorp, Inc./Kentucky                       154             2,907
  Royal Bancshares of Pennsylvania                      247             3,574
  S&T Bancorp, Inc.                                     180             5,791
  Sandy Springs Bancorp, Inc.                           120             3,302
  Santander BanCorp                                     640             6,470
  SCBT Financial Corp.                                   52             1,758
  Seacoast Banking Corp. of Florida                     380             4,161
  Security Bank Corp.                                   294             2,337
  Sierra Bancorp                                         70             1,513
  Simmons First National Corp.                          120             3,568
  Southside Bancshares, Inc.                             95             2,287
  Southwest Bancorp, Inc.                               140             2,451
  Stellarone Corp.                                       10               169
  Sterling Bancorp                                      360             5,591
  Sterling Bancshares, Inc.                              90               895
  Sterling Financial Corp./Washington                   160             2,498
  Suffolk Bancorp                                       100             3,168
  Sun Bancorp, Inc.*                                     80             1,054
  Superior Bancorp*                                     200               994
  Susquehanna Bancshares, Inc.                          610            12,426
  Taylor Capital Group, Inc.                             70             1,149

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Small Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        ----------
  Texas Capital Bancshares, Inc.*                        20        $      338
  The South Financial Group, Inc.                       670             9,956
  Tompkins Trustco, Inc.                                 90             4,428
  Trico Bancshares                                       80             1,385
  Trustmark Corp.                                       440             9,803
  UMB Financial Corp.                                   100             4,120
  Umpqua Holdings Corp.                                 400             6,204
  Union Bankshares Corp.                                 80             1,550
  United Bankshares, Inc.                               380            10,127
  United Community Banks, Inc./Georgia                  270             4,585
  United Security Bancshares                             80             1,344
  Univest Corp. of  PA                                   80             2,095
  Vineyard National Bancorp                              94               763
  Virginia Commerce Bancorp, Inc.*                       11               126
  Washington Trust Bancorp, Inc.                         60             1,489
  WesBanco, Inc.                                        200             4,942
  West Coast Bancorp/Oregon                              40               584
  Westamerica Bancorp                                   170             8,942
  Western Alliance Bancorp*                              70               900
  Wilshire Bancorp, Inc.                                180             1,375
  Wintrust Financial Corp.                               90             3,145
                                                                   ----------
                                                                      487,665
                                                                   ----------
  CONSUMER FINANCE -- 1.0%
  Advance America Cash Advance Centers, Inc.            810             6,115
  Advanta Corp. - Class B                             1,055             7,417
  Cash America International, Inc.                      220             8,008
  Credit Acceptance Corp.*                              260             4,038
  Dollar Financial Corp.*                               140             3,220
  EzCorp, Inc.- Class A*                                200             2,462
  Nelnet, Inc. - Class A                                930            10,927
  Rewards Network, Inc.*                                260             1,165
  United PanAm Financial Corp.*                          80               291
  World Acceptance Corp.*                               240             7,644
                                                                   ----------
                                                                       51,287
                                                                   ----------
  DIVERSIFIED FINANCIAL SERVICES -- 0.8%
  Asset Acceptance Capital Corp.                        660             6,356
  Asta Funding, Inc.                                    150             2,090
  Compass Diversified Holdings                          250             3,288
  Encore Capital Group, Inc.*                           260             1,768
  Financial Federal Corp.                               330             7,197
  Interactive Brokers Group, Inc.*                      260             6,674
  KKR Financial Holdings LLC                             40               506
  MarketAxess Holdings, Inc.*                            60               596
  Marlin Business Services Corp.*                       100               754
  Medallion Financial Corp.                             510             4,611
  Portfolio Recovery Associates, Inc.                    70             3,002
  Primus Guaranty, Ltd.*                                180               644
  Resource America, Inc.                                120             1,134
                                                                   ----------
                                                                       38,620
                                                                   ----------
  INSURANCE -- 9.5%
  American Equity Investment Life Holding Co.           310             2,877
  American Physicians Capital, Inc.                      50             2,318
  Amerisafe, Inc.*                                       70               885
  Amtrust Financial Services, Inc.                      220             3,566
  Argo Group International Holdings, Ltd.*              330            11,722
  Aspen Insurance Holdings, Ltd.                      1,290            34,030


                                                     SHARES          VALUE
                                                     ------        ----------
  Assured Guaranty, Ltd.                                300        $    7,122
  Baldwin & Lyons, Inc. - Class B                       200             5,136
  Citizens, Inc.*                                       480             3,211
  CNA Surety Corp.*                                     330             5,075
  Crawford & Co.*                                       590             3,098
  Darwin Professional Underwriters, Inc.*                70             1,574
  Delphi Financial Group, Inc. - Class A                480            14,030
  Donegal Group, Inc.                                   400             6,960
  EMC Insurance Group, Inc.                             280             7,529
  Employers Holdings, Inc.                            1,000            18,540
  FBL Financial Group, Inc.                             300             8,547
  FPIC Insurance Group, Inc.*                           120             5,657
  Hallmark Financial Services, Inc.*                    130             1,451
  Harleysville Group, Inc.                              340            12,271
  Hilb, Rogal & Hamilton Co.                            160             5,035
  Hilltop Holdings, Inc.*                               200             2,080
  Horace Mann Educators Corp.                           820            14,334
  Independence Holding Co.                              160             1,907
  Infinity Property & Casual Corp.                      160             6,656
  IPC Holdings, Ltd.                                    590            16,520
  Kansas City Life Insurance Co.                        120             5,767
  Max Capital Group, Ltd.                               850            22,261
  Meadowbrook Insurance Group, Inc.                     240             1,874
  Montpelier Re Holdings, Ltd.                        1,440            23,112
  National Financial Partners Corp.                     130             2,921
  National Interstate Corp.                             120             2,802
  National Western Life Insurance Co.                    30             6,504
  Navigators Group, Inc.*                               140             7,616
  NYMagic, Inc.                                         150             3,406
  Odyssey Re Holdings Corp.                             960            35,280
  Platinum Underwriters Holdings, Ltd.                  850            27,591
  PMA Capital Corp.*                                    440             3,758
  Presidential Life Corp.                               260             4,534
  ProAssurance Corp.*                                   300            16,149
  Ram Holdings, Ltd.*                                   250               568
  RLI Corp.                                             170             8,427
  Safety Insurance Group, Inc.                          220             7,509
  SeaBright Insurance Holdings, Inc.*                   110             1,620
  Security Capital Assurance, Ltd.                    1,590               827
  Selective Insurance Group, Inc.                     1,040            24,835
  State Auto Financial Corp.                            360            10,487
  Stewart Information Services Corp.                    370            10,356
  The Phoenix Cos., Inc.                              1,460            17,827
  Tower Group, Inc.                                      70             1,762
  United America Indeminity, Ltd.*                      410             7,897
  United Fire & Casualty Co.                            260             9,724
  Zenith National Insurance Corp.                       420            15,061
                                                                   ----------
                                                                      482,606
                                                                   ----------
  REAL ESTATE INVESTMENT TRUSTS -- 12.7%
  Acadia Realty Trust                                   140             3,381
  Agree Realty Corp.                                    120             3,294
  Alesco Financial, Inc.                                690             1,987

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Small Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        ----------
  Alexandria Real Estate Equities, Inc.                 120        $   11,126
  American Campus Communities, Inc.                     160             4,378
  Ashford Hospitality Trust, Inc.                     1,160             6,589
  Associated Estates Realty Corp.                       450             5,148
  BioMed Realty Trust, Inc.                             390             9,317
  BRT Realty Trust                                      290             4,063
  Capital Trust, Inc.                                   240             6,468
  CapLease Funding, Inc.                                630             4,895
  CBRE Realty Finance, Inc.                             300             1,209
  Cedar Shopping Centers, Inc.                          470             5,490
  Colonial Properties Trust                              70             1,684
  Corporate Office Properties Trust                     320            10,755
  Cousins Properties, Inc.                            1,070            26,440
  DCT Industrial Trust, Inc.                            560             5,578
  Deerfield Triarc Capital Corp.                         56                79
  DiamondRock Hospitality Co.                           270             3,421
  Digital Realty Trust, Inc.                            260             9,230
  Eastgroup Properties, Inc.                            230            10,686
  Education Realty Trust, Inc.                          400             5,028
  Entertainment Properties Trust                        270            13,319
  Equity Lifestyle Properties, Inc.                      80             3,950
  Equity One, Inc.                                      750            17,977
  Extra Space Storage, Inc.                             430             6,962
  FelCor Lodging Trust, Inc.                            620             7,459
  First Industrial Realty Trust, Inc.                   320             9,885
  First Potomac Realty Trust                            220             3,381
  Franklin Street Properties Corp.                      570             8,162
  Getty Realty Corp.                                    270             4,301
  Glimcher Realty Trust                                 980            11,721
  GMH Communities Trust                                 950             8,246
  Gramercy Capital Corp.                                220             4,605
  Healthcare Realty Trust, Inc.                         940            24,581
  Hersha Hospitality Trust                              390             3,522
  Highwoods Properties, Inc.                            720            22,370
  Home Properties, Inc.                                 460            22,075
  Inland Real Estate Corp.                              810            12,320
  Investors Real Estate Trust                           830             8,117
  Kite Realty Group Trust                               290             4,060
  LaSalle Hotel Properties                              320             9,194
  Lexington Realty Trust                              1,080            15,563
  LTC Properties, Inc.                                  280             7,199
  Maguire Properties, Inc.                              390             5,581
  Medical Properties Trust, Inc.                        390             4,415
  Mid-America Apartment Communities, Inc.               300            14,952
  Mission West Properties, Inc.                         630             5,954
  National Health Investors, Inc.                       330            10,312
  National Retail Properties, Inc.                      490            10,804
  Nationwide Health Properties, Inc.                    620            20,925
  NorthStar Realty Financ Corp.                       1,430            11,683
  Omega Healthcare Investors, Inc.                      590            10,242
  Parkway Properties, Inc.                              240             8,870
  Pennsylvania Real Estate Investment Trust             460            11,219
  Post Properties, Inc.                                 370            14,289
  Potlatch Corp.                                        290            11,968
  PS Business Parks, Inc.                               230            11,937
  Ramco-Gershenson Properties Trust                     290             6,122


                                                     SHARES          VALUE
                                                     ------        ----------
  Realty Income Corp.                                   750        $   19,215
  Saul Centers, Inc.                                    100             5,024
  Senior Housing Properties Trust                       650            15,405
  Sovran Self Storage, Inc.                             220             9,396
  Strategic Hotels & Resources, Inc.                    830            10,898
  Sun Communities, Inc.                                 360             7,380
  Sunstone Hotel Investors, Inc.                        510             8,165
  Tanger Factory Outlet Centers, Inc.                   250             9,618
  U-Store-It Trust                                      530             6,005
  Universal Health Realty Income Trust                  100             3,330
  Urstadt Biddle Properties, Inc. - Class A             420             6,607
  Washington Real Estate Investment Trust               410            13,702
  Winthrop Realty Trust                                 430             1,772
                                                                   ----------
                                                                      645,005
                                                                   ----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
  HouseValues, Inc.*                                    210               496
  Thomas Properties Group, Inc.                         190             1,668
                                                                   ----------
                                                                        2,164
                                                                   ----------
  THRIFTS & MORTGAGE FINANCE -- 2.2%
  Anchor BanCorp Wisconsin, Inc.                         70             1,328
  Bank Mutual Corp.                                     340             3,652
  BankFinancial Corp.                                    40               636
  Berkshire Hills Bancorp, Inc.                          60             1,511
  Brookline Bancorp, Inc.                               850             9,758
  Centerline Holding Co.                              3,130            12,708
  Citizens First Bancorp, Inc.                           60               645
  Clayton Holdings, Inc.*                               470             2,181
  Corus Bankshares, Inc.                              1,330            12,941
  Dime Community Bancshares                             240             4,195
  Federal Agricultural Mortgage Corp.- Class C          220             5,742
  First Financial Holdings, Inc.                        150             3,519
  First Place Financial Corp.                           210             2,730
  FirstFed Financial Corp.*                              80             2,172
  Flagstar Bancorp, Inc.                              1,520            10,974
  Flushing Financial Corp.                               60             1,055
  Franklin Bank Corp.*                                  170               515
  Imperial Capital Bancorp, Inc.                         70             1,513
  K-Fed Bancorp                                         100             1,141
  Kearny Financial Corp.                                120             1,314
  NASB Financial, Inc.                                   80             2,096
  NewAlliance Bancshares, Inc.                          410             5,027
  OceanFirst Financial Corp.                             90             1,574
  PFF Bancorp, Inc.                                     420             3,494
  Provident Financial Services, Inc.                    400             5,656
  Provident New York Bancorp                            120             1,620
  TrustCo Bank Corp. NY                                 730             6,490
  United Community Financial Corp.                      340             2,108
  Westfield Financial, Inc.                              30               293
  Willow Financial Bancorp, Inc.                        152             1,123
  WSFS Financial Corp.                                   20               986
                                                                   ----------
                                                                      110,697
                                                                   ----------
 Total Financials                                                   1,943,420
                                                                   ----------

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Small Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        ----------
 HEALTH CARE -- 4.9%
  BIOTECHNOLOGY -- 0.3%
  Acadia Pharmaceuticals, Inc.*                          50        $      453
  Alexion Pharmaceuticals, Inc.*                         20             1,186
  Alkermes, Inc.*                                        50               594
  Alnylam Pharmaceuticals, Inc.*                         30               732
  Altus Pharmaceuticals, Inc.*                           10                46
  Applera Corp. - Celera Group*                          30               441
  Arena Pharmaceuticals, Inc.*                           70               479
  ArQule, Inc.*                                          40               171
  BioCryst Pharmaceuticals, Inc.*                        70               323
  BioMarin Pharmaceutical, Inc.*                         10               354
  Cell Genesys, Inc.*                                   130               306
  CV Therapeutics, Inc.*                                 50               357
  Dendreon Corp.*                                        20                96
  GTx, Inc.*                                             20               322
  Incyte Corp.*                                          80               841
  InterMune, Inc.*                                       30               437
  Isis Pharmaceuticals, Inc.*                            50               705
  Keryx Biopharmaceuticals, Inc.*                        50                30
  Lifecell Corp.*                                        10               420
  Martek Bioscience Corp.*                               50             1,528
  Medarex, Inc.*                                         40               354
  Neurocrine Biosciences, Inc.*                          60               324
  Osiris Therapeutics, Inc.*                             40               503
  Progenics Pharmaceuticals, Inc.*                      150               979
  Sangamo Biosciences, Inc.*                             70               711
  Savient Pharmaceuticals, Inc.*                         50             1,000
  United Therapeutics Corp.*                             20             1,734
                                                                   ----------
                                                                       15,426
                                                                   ----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
  Align Technology, Inc.*                                30               333
  American Medical Systems Holdings, Inc.*              130             1,845
  Analogic Corp.                                         30             1,996
  Arthrocare Corp.*                                      40             1,334
  Aspect Medical Systems, Inc.*                          50               305
  Candela Corp.*                                        110               374
  Cerus Corp.*                                          120               692
  Conmed Corp.*                                         140             3,590
  Cryolife, Inc.*                                        20               188
  Cutera, Inc.*                                          60               808
  Cyberonics, Inc.*                                      10               145
  Datascope Corp.                                        30             1,243
  DexCom, Inc.*                                         100               414
  Greatbatch, Inc.*                                      50               920
  Haemonetics Corp.*                                     60             3,575
  Hansen Medical, Inc.*                                  10               141
  HealthTronics, Inc.*                                  310             1,004
  Hologic, Inc.*                                         70             3,892
  ICU Medical, Inc.*                                     50             1,438
  Immucor, Inc.*                                         30               640
  Invacare Corp.                                        170             3,788
  Inverness Medical Innovations, Inc.*                   10               301
  IRIS International, Inc.*                              50               664
  Medical Action Industries, Inc.*                       45               739
  Mentor Corp.                                          180             4,630
  Meridian Bioscience, Inc.                             105             3,510
  Neurometrix, Inc.*                                    130               237
  NxStage Medical, Inc.*                                 60               259
  OraSure Technologies, Inc.*                            40               292
  Orthofix International N.V.*                           40             1,591


                                                     SHARES          VALUE
                                                     ------        ----------
  Osteotech, Inc.*                                       40        $      190
  Palomar Medical Technologies, Inc.*                    60               906
  Quidel Corp.*                                          70             1,124
  Sirona Dental Systems, Inc.*                           20               539
  STERIS Corp.                                          130             3,488
  Symmetry Medical, Inc.*                                70             1,162
  Thoratec Corp.*                                        50               715
  Volcano Corp.*                                         20               250
  West Pharmaceutical Services, Inc.                    100             4,423
  Zoll Medical Corp.*                                    40             1,064
                                                                   ----------
                                                                       54,749
                                                                   ----------
  HEALTH CARE PROVIDERS & SERVICES -- 1.8%
  Air Methods Corp.*                                     10               484
  Alliance Imaging, Inc.*                               170             1,462
  Amedisys, Inc.*                                        40             1,574
  American Dental Partners, Inc.*                        10                97
  AMERIGROUP Corp.*                                     240             6,559
  AMN Healthcare Services, Inc.*                        270             4,163
  AmSurg Corp.*                                          90             2,131
  Animal Health International, Inc.*                    140             1,532
  Apria Healthcare Group, Inc.*                         370             7,308
  Capital Senior Living Corp.*                           40               322
  Centene Corp.*                                        210             2,927
  Chemed Corp.                                           80             3,376
  Corvel Corp.*                                          70             2,141
  Cross Country Healthcare, Inc.*                       220             2,721
  Emergency Medical Services Corp.*                      40               988
  Gentiva Health Services, Inc.*                         70             1,523
  HealthExtras, Inc.*                                    40               994
  Healthsouth Corp.*                                    300             5,337
  Healthspring, Inc.*                                   170             2,394
  Healthways, Inc.*                                      60             2,120
  InVentiv Health, Inc.*                                120             3,457
  Kindred Healthcare, Inc.*                             200             4,374
  LCA - Vision, Inc.                                    160             2,000
  LHC Group, Inc.*                                       70             1,176
  Magellan Health Services, Inc.*                       120             4,763
  Matria Healthcare, Inc.*                               60             1,338
  Medcath Corp.*                                         50               910
  Molina Healthcare*                                    160             3,907
  National HealthCare Corp.                              10               487
  Nighthawk Radiology Holdings, Inc.*                    40               374
  Odyssey Healthcare, Inc.*                             100               900
  Owens & Minor, Inc.                                   130             5,114
  PharMerica Corp.*                                     180             2,983
  Providence Service Corp.*                              50             1,500
  Psychiatric Solutions, Inc.*                           50             1,696
  RehabCare Group, Inc.*                                 10               150
  Res-Care, Inc.*                                       110             1,887
  Sun Healthcare Group, Inc.*                            30               394
  Sunrise Senior Living, Inc.*                          180             4,010
  Universal American Financial Corp.*                   170             1,802
                                                                   ----------
                                                                       93,375
                                                                   ----------
  HEALTH CARE TECHNOLOGY -- 0.1%
  Allscripts Healthcare Solutions, Inc.*                 20               206


     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Small Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                    -------        ----------
  Computer Programs & Systems, Inc.                     140        $    2,926
  Emageon, Inc.*                                        100               229
  Omnicell, Inc.*                                        10               201
  Vital Images, Inc.*                                    90             1,334
                                                                   ----------
                                                                        4,896
                                                                   ----------
  LIFE SCIENCES TOOLS & SERVICES -- 0.7%
  Affymetrix, Inc.*                                      60             1,045
  Albany Molecular Research, Inc.*                       50               607
  AMAG Pharmaceuticals, Inc.*                            10               404
  Bio-Rad Laboratories, Inc.*                            60             5,337
  Bruker BioSciences Corp.*                              60               923
  Cambrex Corp.                                       1,810            12,543
  Dionex Corp.*                                          50             3,849
  Enzo Biochem, Inc.*                                    10                91
  Exelixis, Inc.*                                        40               278
  Illumina, Inc.*                                        20             1,518
  Kendle International, Inc.*                            40             1,797
  Luminex, Corp.*                                        10               197
  Nektar Therapeutics*                                  100               694
  PARAXEL International Corp.*                           20               522
  Pharmanet Development Group, Inc.*                     50             1,262
  Varian, Inc.*                                          90             5,213
                                                                   ----------
                                                                       36,280
                                                                   ----------
  PHARMACEUTICALS -- 0.9%
  Alpharma, Inc.*                                       340             8,911
  Auxilium Pharmaceuticals, Inc.*                        30               802
  Bentley Pharmaceuticals, Inc.*                         80             1,300
  Caraco Pharmaceutical Laboratories, Ltd.*              30               539
  Emisphere Technologies, Inc.*                          10                17
  Hi-Tech Pharmacal Co., Inc.*                          100               905
  KV Pharmaceutical Co. - Class A*                       40               998
  Medicis Pharmaceutical Corp. - Class A                270             5,316
  Nastech Pharmaceutical Co., Inc.*                      60               141
  Noven Pharmaceuticals, Inc.*                          240             2,155
  Par Pharmaceutical Co., Inc.*                         120             2,087
  Penwest Pharmaceuticals Co.*                           70               182
  Perrigo Co.                                           160             6,037
  Pozen, Inc.*                                           60               622
  Salix Pharmaceuticals, Ltd.*                          130               816
  Sciele Pharmaceutical Co.*                            110             2,145
  Somaxon Pharmaceuticals, Inc.*                         30               143
  SuperGen, Inc.*                                        30                75
  The Medicines Co.*                                     20               404
  Valeant Pharmaceuticals International*                690             8,853
  ViroPharma, Inc.*                                     310             2,771
                                                                   ----------
                                                                       45,219
                                                                   ----------
 Total Health Care                                                    249,945
                                                                   ----------
  INDUSTRIALS -- 12.4%
  AEROSPACE & DEFENSE -- 0.8%
  AAR Corp.*                                             10               273
  American Science & Engineering, Inc.                   20             1,091
  Applied Energetics, Inc.*                             110               183
  Applied Signal Technology, Inc.                        40               472


                                                     SHARES          VALUE
                                                     ------        ----------
  Argon ST, Inc.*                                        20        $      340
  BE Aerospace, Inc.*                                    20               699
  Ceradyne, Inc.*                                       100             3,196
  Cubic Corp.                                            40             1,137
  Curtiss Wright Corp.                                  140             5,807
  DynCorp International, Inc.*                          210             3,503
  Esterline Technologies Corp.*                          80             4,030
  GenCorp, Inc.*                                         80               823
  HEICO Corp.                                            40             1,950
  Herley Industries, Inc.*                               80               827
  Hexcel Corp.*                                         120             2,293
  Ladish Co., Inc.*                                      10               360
  Moog, Inc. - Class A*                                  30             1,266
  Orbital Sciences Corp.*                               170             4,097
  Taser International, Inc.*                             40               376
  Teledyne Technologies, Inc.*                          100             4,700
  TransDigm Group, Inc.*                                110             4,076
  Triumph Group, Inc.                                    30             1,708
                                                                   ----------
                                                                       43,207
                                                                   ----------
  AIR FREIGHT & LOGISTICS -- 0.2%
  Atlas Air Worldwide Holdings, Inc.*                    70             3,850
  Hub Group, Inc. - Class A*                             40             1,315
  Pacer International, Inc.                             390             6,408
                                                                   ----------
                                                                       11,573
                                                                   ----------
  AIRLINES -- 0.3%
  AirTran Holdings, Inc.*                               360             2,376
  Alaska Air Group, Inc.*                                90             1,766
  Mesa Air Group, Inc.*                                 170               399
  Pinnacle Airlines Corp.*                              290             2,532
  Republic Airways Holdings, Inc.*                      210             4,548
  SkyWest, Inc.                                         130             2,746
                                                                   ----------
                                                                       14,367
                                                                   ----------
  BUILDING PRODUCTS -- 0.8%
  American Woodmark Corp.                               150             3,084
  Ameron International Corp.                             30             2,806
  Apogee Enterprises, Inc.                              150             2,310
  Builders FirstSource, Inc.*                         1,200             8,712
  Gibraltar Industries, Inc.                            260             3,050
  Griffon Corp.*                                        220             1,892
  Insteel Industries, Inc.                              160             1,861
  Lennox International, Inc.                             10               360
  NCI Building Systems, Inc.*                           170             4,114
  PGT, Inc.*                                            230               630
  Simpson Manufacturing Co., Inc.                       170             4,620
  Trex Co., Inc.*                                       140             1,103
  Universal Forest Products, Inc.                       200             6,440
                                                                   ----------
                                                                       40,982
                                                                   ----------
  COMMERCIAL SERVICES & SUPPLIES -- 3.9%
  ABM Industries, Inc.                                  410             9,200
  ACCO Brands Corp.*                                  1,400            18,998
  Administaff, Inc.                                     150             3,541
  American Ecology Corp.                                 20               507
  American Reprographics Co.*                           230             3,413
  AMREP Corp.                                            50             2,615
  Angelica Corp.                                         30               538
  Barrett Business Services, Inc.                        40               685
  Bowne & Co., Inc.                                     120             1,830
  Casella Waste Systems, Inc.*                           90               984
  CBIZ, Inc.*                                           240             1,949
  CDI Corp.                                             230             5,761

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Small Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        ----------
  Cenveo, Inc.*                                          10        $      105
  Clean Harbors, Inc.*                                   10               650
  Comfort Systems USA, Inc.                             160             2,082
  Compx International, Inc.                             280             2,576
  Comsys IT Partners, Inc.*                              50               423
  Consolidated Graphics, Inc.*                           60             3,363
  CoStar Group, Inc.*                                    10               430
  Deluxe Corp.                                          280             5,379
  Diamond Management &
    Technology Consultants, Inc.                        210             1,355
  Ennis, Inc.                                           220             3,692
  Exponent, Inc.*                                        60             1,970
  First Advantage Corp. - Class A*                      190             4,026
  FTI Consulting, Inc.*                                  30             2,131
  Healthcare Services Group, Inc.                        90             1,858
  Heidrick & Struggles International, Inc.               80             2,602
  Herman Miller, Inc.                                   240             5,897
  Hudson Highland Group, Inc.*                           50               424
  ICT Group, Inc.*                                       60               605
  IHS, Inc. - Class A*                                   20             1,286
  IKON Office Solutions, Inc.                           650             4,940
  Interface, Inc. - Class A                              50               703
  Kelly Services, Inc. - Class A                        360             7,402
  Kenexa Corp.*                                          40               739
  Kforce, Inc.*                                         350             3,094
  Kimball International, Inc. - Class B                 370             3,966
  Knoll, Inc.                                           290             3,347
  Korn/Ferry International, Inc.*                       150             2,535
  Layne Christensen Co.*                                 10               350
  LECG Corp.*                                            70               655
  M&F Worldwide Corp.*                                   70             2,617
  McGrath RentCorp                                      130             3,134
  Mine Safety Appliances Co.                            120             4,943
  Mobile Mini, Inc.*                                     10               190
  Navigant Consulting, Inc.*                            330             6,263
  On Assignment, Inc.*                                   30               191
  PHH Corp.*                                            590            10,284
  Pike Electric Corp.*                                   80             1,114
  Protection One, Inc.*                                 460             4,411
  Resources Connection, Inc.                            320             5,718
  Rollins, Inc.                                         225             3,980
  Schawk, Inc.                                          120             1,919
  School Specialty, Inc.*                               130             4,100
  Spherion Corp.*                                       290             1,775
  Standard Register Co.                                 440             3,428
  Teletech Holdings, Inc.*                               90             2,021
  Tetra Tech, Inc.*                                      80             1,561
  The Geo Group, Inc.*                                   20               569
  Trueblue, Inc.*                                       340             4,570
  United Stationers, Inc.*                              150             7,155
  Viad Corp.                                             50             1,800
  Volt Information Sciences, Inc.*                       90             1,526
  Waste Connections, Inc.*                               90             2,767
  Watson Wyatt Worldwide, Inc.                           60             3,405
                                                                   ----------
                                                                      198,047
                                                                   ----------
  CONSTRUCTION & ENGINEERING -- 0.4%
  EMCOR Group, Inc.*                                    370             8,218
  Granite Construction, Inc.                            200             6,542
  Insituform Technologies, Inc.*                         90             1,245
  Integrated Electrical Services, Inc.*                  20               314


                                                     SHARES          VALUE
                                                     ------        ----------
  Perini Corp.*                                         140        $    5,072
  Sterling Construction Co., Inc.*                       50               911
                                                                   ----------
                                                                       22,302
                                                                   ----------
  ELECTRICAL EQUIPMENT -- 1.2%
  Acuity Brands, Inc.                                   240            10,308
  American Superconductor Co.*                           20               464
  Baldor Electric Co.                                   190             5,320
  Belden, Inc.                                          110             3,885
  Brady Corp. - Class A                                 240             8,023
  Encore Wire Corp.                                     100             1,821
  Energy Conversion Devices, Inc.*                       30               897
  First Solar, Inc.*                                     10             2,311
  Franklin Electric Co., Inc.                           100             3,417
  Fuelcell Energy, Inc.*                                230             1,529
  General Cable Corp.*                                   20             1,181
  GrafTech International, Ltd.*                          40               648
  II-VI, Inc.*                                           40             1,519
  LSI Industries, Inc.                                  100             1,321
  Medis Technologies, Ltd.*                              40               363
  Powell Industries, Inc.*                               10               394
  Preformed Line Poducts Co.                             20               974
  Regal-Beloit Corp.                                     30             1,099
  Smith Corp.                                           210             6,903
  Superior Essex, Inc.*                                 180             5,062
  Vicor Corp.                                           120             1,433
                                                                   ----------
                                                                       58,872
                                                                   ----------
  INDUSTRIAL CONGLOMERATES -- 0.4%
  Raven Industries, Inc.                                 70             2,121
  Standex International Corp.                           240             5,362
  Tredegar Industries Corp.                             180             3,278
  Walter Industries, Inc.                               140             8,768
                                                                   ----------
                                                                       19,529
                                                                   ----------
  MACHINERY -- 2.6%
  3-D Systems Corp.*                                     40               588
  Accuride Corp.*                                       190             1,554
  Actuant Corp. - Class A                               110             3,323
  Albany International Corp.                             20               723
  American Railcar Industries, Inc.                     120             2,440
  Ampco-Pittsburgh Corp.                                 60             2,579
  Astec Industries, Inc.*                                10               388
  Badger Meter, Inc.                                     30             1,296
  Barnes Group, Inc.                                    160             3,672
  Basin Water, Inc.*                                     40               230
  Briggs & Stratton Corp.                               440             7,876
  Bucyrus International, Inc. - Class A                  20             2,033
  Cascade Corp.                                          90             4,438
  Chart Industries, Inc.*                               320            10,829
  Circor International, Inc.                             40             1,850
  Clarcor, Inc.                                         160             5,688
  Columbus McKinnon Corp.*                               60             1,859
  Commercial Vehicle Group, Inc.*                       220             2,180
  Dynamic Materials Corp.                                40             1,728
  EnPro Industries, Inc.*                                80             2,495
  ESCO Technologies, Inc.*                              110             4,369
  Federal Signal Corp.                                  380             5,305
  Flander Corp.*                                         70               426
  FreightCar America, Inc.                              160             5,488
  Gehl Co.*                                              50               847
  Gorman-Rupp Co.                                       100             3,289
  Greenbrier Cos., Inc.                                  90             2,387

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Small Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        ----------
  Kadant, Inc.*                                          40        $    1,175
  Kaydon Corp.                                           60             2,635
  Lindsay Manufacturing Co.                              10             1,025
  Middleby Corp.*                                        10               624
  Mueller Industries, Inc.                              400            11,540
  Mueller Water Products, Inc. - Class A                230             1,881
  NACCO Industries, Inc. - Class A                       50             4,047
  Nordson Corp.                                          80             4,308
  Robbins & Myers, Inc.                                  60             1,959
  Sun Hydraulics Corp.                                   40             1,171
  Tecumseh Products Co. - Class A*                      120             3,681
  Tennant Co.                                            50             1,990
  The Manitowoc Co., Inc.                                20               816
  Titan International, Inc.                              10               306
  Valmont Industries, Inc.                               60             5,273
  Wabash National Corp.                                 370             3,326
  Watts Water Technologies, Inc. - Class A              160             4,485
  Westinghouse Air Brake Technologies Corp.              30             1,130
  Xerium Technologies, Inc.                             830             1,071
                                                                   ----------
                                                                      132,323
                                                                   ----------
  MARINE -- 0.3%
  American Commercial Lines, Inc.*                       20               316
  Eagle Bulk Shipping, Inc.                             180             4,637
  Genco Shipping & Trading, Ltd.                         90             5,079
  Horizon Lines, Inc. - Class A                         210             3,908
  TBS International, Ltd.*                               20               604
                                                                   ----------
                                                                       14,544
                                                                   ----------
  ROAD & RAIL -- 0.7%
  Amerco, Inc.*                                          40             2,284
  Arkansas Best Corp.                                   200             6,372
  Celadon Group, Inc.*                                  140             1,355
  Dollar Thrifty Automotive Group, Inc.*                 60               818
  Genesee & Wyoming, Inc. - Class A*                     70             2,408
  Heartland Express, Inc.                               590             8,413
  Landstar System, Inc.                                  30             1,565
  Marten Transport, Ltd.*                                80             1,242
  Old Dominion Freight Line, Inc.*                       60             1,910
  P.A.M. Transportation Services*                        70             1,089
  Quality Distribution, Inc.*                            20                64
  Saia, Inc.*                                           150             2,379
  Universal Truckload Services, Inc.*                   130             2,713
  Werner Enterprises, Inc.                               50               928
                                                                   ----------
                                                                       33,540
                                                                   ----------
  TRADING COMPANIES & DISTRIBUTORS -- 0.8%
  Applied Industrial Technologies, Inc.                 200             5,978
  Beacon Roofing Supply, Inc.*                          290             2,900
  BlueLinx Holdings, Inc.                               850             4,326
  Electro Rent Corp.                                    440             6,666
  H&E Equipment Services, Inc.*                          40               503
  Houston Wire & Cable Co.                               20               320
  Kaman Corp.                                           100             2,829
  Lawson Products, Inc.                                  40             1,102


                                                     SHARES          VALUE
                                                     ------        ----------
  NuCo2, Inc.*                                           40        $    1,111
  Rush Enterprises, Inc. - Class A*                     125             1,980
  TAL International Group, Inc.                         110             2,593
  Watsco, Inc.                                          210             8,698
                                                                   ----------
                                                                       39,006
                                                                   ----------
 Total Industrials                                                    628,292
                                                                   ----------
 INFORMATION TECHNOLOGY -- 9.1%
  COMMUNICATIONS EQUIPMENT -- 1.1%
  Adtran, Inc.                                          450             8,325
  Anaren Microwave, Inc.*                               100             1,266
  Arris Group, Inc.*                                    280             1,629
  Avocent Corp.*                                        150             2,535
  Black Box Corp.                                       120             3,702
  Blue Coat Systems, Inc.*                               20               441
  CommScope, Inc.*                                       10               348
  Comtech Group, Inc.*                                   40               432
  Comtech Telecommunications Corp.*                      70             2,730
  Ditech Networks, Inc.*                                180               529
  Dycom Industries, Inc.*                                60               721
  Foundry Networks, Inc.*                               430             4,979
  Harmonic, Inc.*                                        90               684
  Harris Stratex Networks, Inc.*                         30               301
  InterDigital, Inc.*                                   410             8,122
  Loral Space & Communications, Ltd.*                    80             1,907
  Netgear, Inc.*                                         40               798
  Network Equipment Technologies, Inc.*                  60               394
  Oplink Communications, Inc.*                           80               710
  Orbcomm, Inc.*                                         30               149
  Packeteer, Inc.*                                      190               967
  Parkervision, Inc.*                                    40               310
  Plantronics, Inc.                                     250             4,827
  Polycom, Inc.*                                        200             4,508
  Powerwave Technologies, Inc.*                         840             2,142
  Radyne Corp.*                                         190             1,619
  Seachange International, Inc.*                        190             1,336
  Sonus Networks, Inc.*                                 190               654
  Tollgrade Communications, Inc.*                        50               262
  Viasat, Inc.*                                          10               217
                                                                   ----------
                                                                       57,544
                                                                   ----------
  COMPUTERS & PERIPHERALS -- 0.3%
  Avid Technology, Inc.*                                 70             1,704
  Emulex Corp.*                                         200             3,248
  Hypercom Corp.*                                       210               911
  Immersion Corp.*                                      140               995
  Intermec, Inc.*                                        30               666
  Intevac, Inc.*                                         40               518
  Novatel Wireless, Inc.*                                60               581
  Palm, Inc.*                                           570             2,850
  Prestek, Inc.*                                        190               832
  Rackable Systems, Inc.*                                80               730
  Stratasys, Inc.*                                       40               712
  Synaptics, Inc.*                                       60             1,433
                                                                   ----------
                                                                       15,180
                                                                   ----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.7%
  Agilysys, Inc.                                        100             1,160
  Anixter International, Inc.*                          160            10,247
  Bell Microproducts, Inc.*                             120               245
  Benchmark Electronics, Inc.*                          240             4,308

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Small Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                    -------        ----------
  Brightpoint, Inc.*                                    200        $    1,672
  CalAmp Corp.*                                         150               408
  Checkpoint Systems, Inc.*                             120             3,222
  Cogent, Inc.*                                         530             4,998
  Cognex Corp.                                          260             5,676
  CTS Corp.                                             270             2,889
  DTS, Inc.*                                             40               960
  Electro Scientific Industries, Inc.*                   40               659
  FLIR Systems, Inc.*                                   160             4,814
  Gerber Scientific, Inc.*                              100               889
  Insight Enterprises, Inc.*                            190             3,325
  Itron, Inc.*                                           30             2,707
  Kemet Corp.*                                          100               404
  Littelfuse, Inc.*                                      60             2,098
  LoJack Corp.*                                          80             1,011
  Maxwell Technologies, Inc.*                            30               306
  Methode Electronics, Inc.                             120             1,403
  Multi-Fineline Electronix, Inc.*                       90             1,689
  Park Electrochemical Corp.                            140             3,619
  Photon Dynamics, Inc.*                                 60               636
  Planar Systems, Inc.*                                 110               441
  Plexus Corp.*                                          50             1,403
  Radisys Corp.*                                        200             2,018
  Rofin-Sinar Technologies, Inc.*                        60             2,694
  Rogers Corp.*                                          40             1,336
  Smart Modular Technologies (WWH), Inc.*               180             1,118
  Synnex Corp.*                                         120             2,546
  Technitrol, Inc.                                      140             3,238
  Trimble Navigation, Ltd.*                              20               572
  TTM Technologies, Inc.*                               210             2,377
  Universal Display Corp.*                               30               430
  Woodward Governor Co.                                 220             5,878
  X-Rite, Inc.*                                         100               597
  Zygo Corp.*                                            10               124
                                                                   ----------
                                                                       84,117
                                                                   ----------
  INTERNET SOFTWARE & SERVICES -- 1.3%
  Access Integrated Technologies, Inc.*                 110               347
  Ariba, Inc.*                                          130             1,256
  Bankrate, Inc.*                                        20               998
  CMGI, Inc.*                                           230             3,050
  CNET Networks, Inc.*                                   90               639
  DealerTrack Holdings, Inc.*                            10               202
  Digital River, Inc.*                                  170             5,265
  DivX, Inc.*                                            20               140
  Earthlink, Inc.*                                      830             6,266
  Equinix, Inc.*                                         10               665
  Imergent, Inc.                                        300             3,417
  Infospace, Inc.                                       930            10,760
  Internap Network Services Corp.*                       30               149
  Interwoven, Inc.*                                      20               214
  Ipass, Inc.*                                          370             1,117
  j2 Global Communications, Inc.*                       120             2,678
  Jupitermedia Corp.*                                   130               272
  Liquidity Services, Inc.*                              40               320
  Loopnet, Inc.*                                         20               254
  NIC, Inc.                                             130               924
  Online Resources Corp.*                                40               385
  Openwave Systems, Inc.                              1,490             3,650
  Perficient, Inc.*                                      20               159


                                                     SHARES          VALUE
                                                     ------        ----------
  RealNetworks, Inc.*                                   240        $    1,375
  SAVVIS, Inc.*                                          10               163
  Sohu.com, Inc.*                                        20               903
  SonicWALL, Inc.*                                      170             1,389
  Switch And Data Facilities Co.*                       140             1,429
  Terremark Worldwide, Inc.*                             40               219
  The Knot, Inc.*                                        40               470
  TheStreet.com, Inc.                                    20               162
  Travelzoo, Inc.*                                       30               331
  United Online, Inc.                                   900             9,504
  ValueClick, Inc.*                                     180             3,105
  Vignette Corp.*                                        10               132
  Websense, Inc.*                                       190             3,562
                                                                   ----------
                                                                       65,871
                                                                   ----------
  IT SERVICES -- 1.6%
  CACI International, Inc. - Class A*                   150             6,833
  Cass Information Systems, Inc.                         55             1,736
  CIBER, Inc.*                                          250             1,225
  CSG Systems International, Inc.*                      430             4,889
  CyberSource Corp.*                                     10               146
  Euronet Worldwide, Inc.*                               50               963
  Gartner, Inc.*                                        210             4,061
  Gevity HR, Inc.                                       520             4,503
  Global Cash Access Holdings, Inc.*                    190             1,113
  iGate Corp.*                                           30               214
  InfoUSA, Inc.                                         680             4,155
  Integral Systems, Inc.                                 70             2,046
  Mantech International Corp. - Class A*                 60             2,722
  MAXIMUS, Inc.                                         110             4,038
  MPS Group, Inc.*                                      590             6,974
  Ness Technologies, Inc.*                               70               664
  Perot Systems Corp.*                                  310             4,662
  RightNow Technologies, Inc.*                           40               476
  SAIC, Inc.*                                           210             3,904
  Sapient Corp.*                                         70               487
  SI International, Inc.*                                10               192
  SRA International, Inc. - Class A*                    110             2,674
  StarTek, Inc.*                                        200             1,842
  Sykes Enterprises, Inc.*                              100             1,759
  Syntel, Inc.                                          170             4,531
  TNS, Inc.*                                            200             4,128
  Wright Express Corp.*                                 300             9,219
                                                                   ----------
                                                                       80,156
                                                                   ----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.4%
  Actel Corp.*                                          140             2,143
  Advanced Analogic Technologies, Inc.*                  90               506
  Advanced Energy Industries, Inc.*                      90             1,193
  Amkor Technology, Inc.*                               100             1,070
  ANADIGICS, Inc.*                                       10                66
  Asyst Technologies, Inc.*                             570             1,995
  ATMI, Inc.*                                            20               557
  Axcelis Technologies, Inc.*                            50               280
  Brooks Automation, Inc.*                               50               486
  Cabot Microelectronics Corp.*                          90             2,893
  Cohu, Inc.                                            190             3,087
  Credence Systems Corp.*                               190               323


     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Small Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        ----------
  Diodes, Inc.*                                          60        $    1,318
  DSP Group, Inc.*                                      170             2,166
  Emcore Corp.*                                         180             1,037
  Entegris, Inc.*                                       490             3,523
  Exar Corp.*                                           320             2,634
  FEI Co.*                                               10               218
  Hittite Microwave Corp.*                              120             4,490
  Ikanos Communications, Inc.*                          100               457
  IXYS Corp.*                                            20               137
  Kulicke & Soffa Industries, Inc.*                      20                96
  LTX Corp.*                                             60               188
  Mattson Technology, Inc.*                             120               731
  Micrel, Inc.                                          420             3,893
  Microsemi Corp.*                                       60             1,368
  MKS Instruments, Inc.*                                170             3,638
  Monolithic Power Systems, Inc.*                        60             1,058
  Netlogic Microsystems, Inc.*                           70             1,690
  Omnivision Technologies, Inc.*                        310             5,214
  ON Semiconductor Corp.*                               530             3,010
  PDF Solutions, Inc.*                                   80               441
  Photronics, Inc.*                                     120             1,146
  PMC-Sierra, Inc.*                                     450             2,565
  RF Micro Devices, Inc.*                               620             1,649
  Rudolph Technologies, Inc.*                           130             1,270
  Semtech Corp.*                                        300             4,299
  Silcon Storage Technology, Inc.*                      450             1,179
  Silicon Image, Inc.*                                  480             2,405
  Sirf Technology Holdings, Inc.*                        60               305
  Skyworks Solutions, Inc.*                              40               291
  Spansion, Inc.*                                       190               522
  Standard Microsystems Corp.*                           30               875
  Techwell, Inc.*                                        50               542
  Trident Microsystems, Inc.*                            90               464
  Ultratech, Inc.*                                       60               577
  Varian Semiconductor
    Equipment Associates, Inc.*                          15               422
  Veeco Instruments, Inc.*                               20               333
  Virage Logic Corp.*                                    10                58
  Zoran Corp.*                                           70               956
                                                                   ----------
                                                                       71,764
                                                                   ----------
  SOFTWARE -- 1.7%
  ACI Worldwide, Inc.*                                  210             4,183
  Actuate Corp.*                                         80               328
  Ansoft Corp.*                                          40             1,221
  ANSYS, Inc.*                                           90             3,107
  Blackbaud, Inc.                                        90             2,185
  Blackboard, Inc.*                                      40             1,333
  Bottomline Technologies, Inc.*                         60               756
  Captaris, Inc.*                                        70               309
  Catapult Communications Corp.*                         90               464
  Concur Technologies, Inc.*                             10               311
  Epicor Software Corp.*                                 90             1,008
  EPIQ Systems, Inc.*                                    90             1,397
  FalconStor Software, Inc.*                             10                76
  i2 Technologies, Inc.*                                100             1,126
  Informatica Corp.*                                    110             1,877
  Jack Henry & Associates, Inc.                         270             6,661
  Lawson Software, Inc.*                                280             2,108
  Macrovision Corp.*                                    320             4,320
  Magma Design Automation, Inc.*                        100               957


                                                     SHARES          VALUE
                                                     ------        ----------
  Manhattan Associates, Inc.*                            30        $      688
  Mentor Graphics Corp.*                                 60               530
  MICROS Systems, Inc.*                                 140             4,712
  MicroStrategy, Inc. - Class A*                         80             5,919
  Midway Games, Inc.*                                   630             1,701
  Net 1 UEPS Technologies, Inc.*                         40               902
  Netscout Systems, Inc.*                                40               372
  Nuance Communications, Inc.*                           70             1,219
  Parametric Technology Corp.*                           40               639
  Pegasystems, Inc.                                     200             1,926
  PROS Holdings, Inc.*                                  170             2,133
  Quality Systems, Inc.                                 170             5,078
  Radiant Systems, Inc.*                                 10               140
  Renaissance Learning, Inc.                            360             5,036
  Secure Computing Corp.*                               330             2,129
  Smith Micro Software, Inc.*                           110               673
  Sonic Solutions, Inc.*                                120             1,158
  SPSS, Inc.*                                            50             1,939
  Sybase, Inc.*                                         340             8,942
  Synchronoss Technologies, Inc.*                        10               200
  Take-Two Interactive Software, Inc.*                  130             3,318
  Taleo Corp. - Class A*                                 20               388
  THQ, Inc.*                                             90             1,962
  TIBCO Software, Inc.*                                 410             2,927
  Vasco Data Security International, Inc.*               20               274
                                                                   ----------
                                                                       88,632
                                                                   ----------
 Total Information Technology                                         463,264
                                                                   ----------
 MATERIALS -- 5.5%
  CHEMICALS -- 3.0%
  A. Schulman, Inc.                                     160             3,285
  American Vanguard Corp.                                10               166
  Arch Chemicals, Inc.                                  140             5,216
  Calgon Carbon Corp.*                                   60               903
  CF Industries Holdings, Inc.                           50             5,181
  Ferro Corp.                                           270             4,012
  Gentek, Inc.*                                         390            11,731
  Georgia Gulf Corp.                                  1,220             8,455
  H.B. Fuller Co.                                       260             5,307
  Hercules, Inc.                                        250             4,573
  Innospec, Inc.                                        100             2,120
  Koppers Holdings, Inc.                                 70             3,102
  Kronos Worldwide, Inc.                                630            15,214
  NewMarket Corp.                                        90             6,790
  NL Industries, Inc.                                   810             8,845
  Olin Corp.                                            530            10,473
  OM Group, Inc.*                                        50             2,727
  Omnova Solutions, Inc.                                 70               279
  Penford Corp.                                          10               217
  PolyOne Corp.*                                        300             1,911
  Rockwood Holdings, Inc.*                              160             5,243
  Sensient Technologies Corp.                           240             7,078
  ShengdaTech, Inc.*                                     10                85
  Spartech Corp.                                        490             4,141
  Stepan Co.                                             50             1,912
  Symvx Technologies, Inc.*                             250             1,875
  Terra Industries, Inc.*                               190             6,751
  Tronox,  Inc. - Class B                               260             1,014
  Valhi, Inc.                                           710            16,607
  W.R. Grace & Co.*                                     120             2,738
  Zep, Inc.                                              90             1,460

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Small Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        ----------
  Zoltek Cos., Inc.*                                     10        $      265
                                                                   ----------
                                                                      149,676
                                                                   ----------
  CONSTRUCTION MATERIALS -- 0.2%
  Headwaters, Inc.*                                     500             6,595
  Texas Industries, Inc.                                 40             2,404
  US Concrete, Inc.*                                    260               988
                                                                   ----------
                                                                        9,987
                                                                   ----------
  CONTAINERS & PACKAGING -- 0.7%
  AEP Industries, Inc.*                                  20               606
  AptarGroup, Inc.                                      180             7,007
  Caraustar Industries, Inc.                            110               149
  Chesapeake Corp.*                                     640             3,078
  Greif Corp. - Class A                                 160            10,869
  Rock-Tenn Co. - Class A                               250             7,493
  Silgan Holdings, Inc.                                 110             5,459
                                                                   ----------
                                                                       34,661
                                                                   ----------
  METALS & MINING -- 1.3%
  A.M. Castle & Co.                                      50             1,350
  AK Steel Holding Corp.                                 20             1,089
  AMCOL International Corp.                              40             1,249
  Apex Silver Mines, Ltd.*                               70               849
  Brush Engineered Materials, Inc.*                      20               513
  Carpenter Technology Corp.                             20             1,120
  Century Aluminum Co.*                                  80             5,299
  Cleveland-Cliffs, Inc.                                 10             1,198
  Coeur d'Alene Mines Corp.*                            220               889
  Compass Minerals International, Inc.                  140             8,257
  Esmark, Inc.*                                         140             1,582
  Hecla Mining Co.*                                      70               781
  Kaiser Aluminium Corp.                                280            19,404
  Olympic Steel, Inc.                                    90             4,059
  Royal Gold, Inc.                                       20               603
  Schnitzer Steel Industries, Inc. - Class A             60             4,261
  Stillwater Mining Co.*                                140             2,166
  Worthington Industries, Inc.                          810            13,665
                                                                   ----------
                                                                       68,334
                                                                   ----------
  PAPER & FOREST PRODUCTS -- 0.3%
  Abitibibowater, Inc.                                  428             5,525
  Buckeye Technologies, Inc.*                           190             2,120
  Glatfelter                                            100             1,511
  Mercer International, Inc.*                            50               349
  Schweitzer-Mauduit International, Inc.                120             2,777
  Wausau Paper Corp.                                    500             4,130
                                                                   ----------
                                                                       16,412
                                                                   ----------
 Total Materials                                                      279,070
                                                                   ----------
  TELECOMMUNICATION SERVICES -- 1.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
   Alaska Communications Systems Group, Inc.            220             2,693
   Atlantic Tele-Network, Inc.                           50             1,692
   Cbeyond, Inc.*                                        20               376
   Cincinnati Bell, Inc.*                             1,980             8,435
   Cogent Communications Group, Inc.*                    60             1,099
   Consolidated Communications Holdings, Inc.           340             5,144
   Fairpoint Communications, Inc.                       490             4,420


                                                     SHARES          VALUE
                                                     ------        ----------
  Global Crossing, Ltd.*                                120        $    1,819
  Hungarian Telephone & Cable*                           10               174
  IDT Corp. - Class B*                                  220               851
  Iowa Telecommunications Services, Inc.                450             7,978
  NTELOS Holdings Corp.                                  10               242
  PAETEC Holdings Corp.*                                 40               266
  Premiere Global Services, Inc.*                       260             3,728
  SureWest Communications                               140             2,164
  Time Warner Telecom, Inc. - Class A*                   30               465
                                                                   ----------
                                                                       41,546
                                                                   ----------
  WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
  Centennial Communications Corp.*                    1,840            10,874
  iPCS, Inc.                                            200             4,670
  Syniverse Holdings, Inc.*                             240             3,998
  USA Mobility, Inc.*                                   790             5,641
                                                                   ----------
                                                                       25,183
                                                                   ----------
 Total Telecommunication Services                                      66,729
                                                                   ----------
 UTILITIES -- 3.4%
  ELECTRIC UTILITIES -- 1.5%
  ALLETE, Inc.                                          290            11,200
  Central Vermont Public Service Corp.                   50             1,195
  Cleco Corp.                                           270             5,989
  El Paso Electric Co.*                                  30               641
  Idacorp, Inc.                                         290             9,312
  ITC Holdings Corp.                                    100             5,206
  MGE Energy, Inc.                                      110             3,747
  NorthWestern Corp.                                    270             6,580
  Otter Tail Corp.                                      120             4,247
  Portland General Electric Co.                          90             2,029
  The Empire District Electric Co.                      180             3,645
  UIL Holdings Corp.                                    250             7,532
  Unisource Energy Corp.                                200             4,452
  Westar Energy, Inc.                                   570            12,979
                                                                   ----------
                                                                       78,754
                                                                   ----------
  GAS UTILITIES -- 1.3%
  Atmos Energy Corp.                                     10               255
  Energen Corp.                                          10               623
  EnergySouth, Inc.                                      50             2,610
  New Jersey Resources Corp.                            165             5,123
  Nicor, Inc.                                           380            12,734
  Northwest Natural Gas Co.                             130             5,647
  Ormat Technologies, Inc.                               30             1,290
  Piedmont Natural Gas Co.                              430            11,292
  South Jersey Industries, Inc.                          90             3,160
  Southern Union Co.                                     20               465
  Southwest Gas Corp.                                   230             6,431
  The Laclede Group, Inc.                               140             4,988
  WGL Holdings, Inc.                                    320            10,259
                                                                   ----------
                                                                       64,877
                                                                   ----------
  MULTI-UTILITIES -- 0.5%
  Avista Corp.                                          300             5,868
  Black Hills Corp.                                     130             4,651
  CH Energy Group, Inc.                                 170             6,613
  PNM Resources, Inc.                                   530             6,609
                                                                   ----------
                                                                       23,741
                                                                   ----------
  WATER UTILITIES -- 0.1%
  American States Water Co.                              40             1,440

     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS | Small Company Fund
--------------------------------------------------------------------------------
 INVESTMENTS | MARCH 31, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------        ----------
  Cadiz, Inc.*                                           80        $    1,230
  California Water Service Group                         50             1,908
  SJW Corp.                                              60             1,716
  Southwest Water Co.                                    90               996
                                                                   ----------
                                                                        7,290
                                                                   ----------
 Total Utilities                                                      174,662
                                                                   ----------

 Total Common Stock
  (Cost $5,942,708)                                                 5,027,281
                                                                   ----------
 RIGHTS -- 0.0%
  Ares Capital Corp.*                                   249               140
  MCG Capital Corp.*                                    173               185
                                                                   ----------
 Total Financials                                                         325
                                                                   ----------

 Total RIGHTS
  (Cost $0)                                                               325
                                                                   ----------

SHORT-TERM INVESTMENTS -- 0.9%
  BlackRock Liquidity Funds
    TempCash Portfolio -
    Institutional Series                             21,192            21,192
  BlackRock Liquidity Funds
    TempFund Portfolio -
    Institutional Series                             21,191            21,191
                                                                   ----------

 Total SHORT-TERM INVESTMENTS
  (Cost $42,383)                                                       42,383
                                                                   ----------

TOTAL INVESTMENTS -- 100.0%
  (Cost $5,985,091)+                                               $5,069,989
OTHER ASSETS IN EXCESS OF LIABILITIES -- %                              1,909
                                                                   ----------
NET ASSETS -- 100.0%                                               $5,071,898
                                                                   ==========

*    Non-income producing security.
+ The cost for Federal income tax purposes is $6,101,267. At March 31, 2008 net unrealized depreciation was $1,031,278. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $261,263, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,292,541.


     The accompanying notes are integral part of the financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               WT Mutual Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Neil Wolfson
                         -------------------------------------------------------
                           Neil Wolfson, President & Chief Executive Officer (principal executive officer)

Date  May 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Neil Wolfson
                         -------------------------------------------------------
                           Neil Wolfson, President & Chief Executive Officer (principal executive officer)

Date  May 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, Vice President &
                           Chief Financial Officer
                           (principal financial officer)

Date  May 28, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.